SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11 (File No. 333-186218)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 106 (File No. 811-07355)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10

(previously IDS LIFE VARIABLE ACCOUNT 10)

(Exact Name of Registrant)

RiverSource Life Insurance Company

(previously IDS Life Insurance Company)

(Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2016
RiverSource
RAVA 5 Advantage® Variable Annuity
RAVA 5 Select® Variable Annuity
RAVA 5 Access® Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuities
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities RiverSource Variable Account 10
Contracts described in this prospectus are offered for contract applications signed on or after April 29, 2013.
This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.
Prospectuses are also available for:
AB Variable Products Series Fund, Inc.
ALPS Variable Investment Trust
American Century Variable Portfolios, Inc.
BlackRock Variable Series Funds, Inc.
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Deutsche Variable Series II
Fidelity® Variable Insurance Products — Service Class 2
Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) — Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Ivy Funds Variable Insurance Portfolios
Janus Aspen Series: Service Shares
Lazard Retirement Services, Inc.
Legg Mason Partners Variable Income Trust
MFS® Variable Insurance TrustSM
Morgan Stanley Universal Institutional Funds (UIF)
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds — Service Shares
PIMCO Variable Insurance Trust (VIT)
VanEck VIP Trust
Wells Fargo Variable Trust
Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to

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you. RiverSource Life may offer other variable annuities or other types of annuities. The benefits, features, fees and charges of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

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Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract. Unless your investment options have been restricted under a living benefit rider or the Enhanced Legacy benefit rider, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our service center. “Good order”
means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any

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ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the service center. Any transaction or service requests sent or directed to any location other than our service center may end up delayed or not processed. Our service center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our service center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our service center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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The Contracts in Brief
This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. RAVA 5 Advantage and RAVA 5 Select include the option to purchase living benefit riders; effective Nov. 16, 2015, living benefit riders are not available under RAVA 5 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).
Buying a contract: When buying a contract you must provide us a minimum initial purchase payment. The minimum initial purchase payment varies between $1,000 and $10,000 based on contract class and product type. In no case may purchase payments exceed $1,000,000 without our prior approval. We may also further limit, or restrict, purchase payments in certain contract years or based on age, and in conjunction with a living benefit rider or the Enhanced Legacy benefit rider elections.
There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities — with or without optional benefit riders — are not right for everyone. Make sure you have all the facts you need before you purchase a variable annuity or choose an optional benefit rider. Some of the factors you may wish to consider include:
•	“Tax Free” Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
•	Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
•	Taxes: Generally, income earned on your contract value grows tax-deferred until you take surrender or begin to receive payouts. Upon surrender, income taxes generally apply, (under certain circumstances, IRS penalty taxes may also apply to surrenders) unless you direct such amounts to be transferred to another investment within the same retirement plan, have them directly rolled over to another eligible retirement plan such as an IRA, or qualify for Section 1035 treatment. The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, generally you will be taxed on the income if you are the owner. (see “Taxes”)
•	Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement

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income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.
•	How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. Does the contract meet your current and anticipated future needs for liquidity?
•	If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefits you may choose?
•	The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see “Charges”)
•	How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the SecureSource 3, SecureSource 4 or SecureSource 4 Plus riders, the guaranteed amounts under the rider will be reduced and for any withdrawal during the credit period, you will not receive Annual Credits on the next rider anniversary. In addition, certain surrenders may be subject to a federal income tax penalty. (see “Surrenders”)
•	Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.
•	Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Free look period: You may return your contract to your financial advisor or to our service center within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our service center. (For California residents, the valuation date will be the earlier of the date your contract is returned to your financial advisor or to our corporate office). We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see “Guarantee Period Accounts (GPAs)”)
•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. For RAVA 5 Access contracts, you cannot select the regular fixed account. (see “The Fixed Account”)
•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. GPAs and the regular fixed account are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 ½) and may have other tax consequences. If you have elected the SecureSource 3, SecureSource 4 or SecureSource 4 Plus riders, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)

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Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)
Optional benefits: We offer optional death benefits and optional living benefits. Optional living benefits (not available under RAVA 5 Access contracts as of Nov. 16, 2015) include guaranteed minimum withdrawal benefit riders and Accumulation Protector Benefit rider, a guaranteed minimum accumulation benefit. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. These optional withdrawal benefits may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. For contracts with applications signed on or after May 4, 2015, we offer the SecureSource 4 rider and the SecureSource 4 Plus rider. For contracts with applications signed prior to May 4, 2015, we offered the SecureSource 3 rider. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders. When we refer to the SecureSource 4 rider, SecureSource 4 Plus rider or the SecureSource 3 rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series.
Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).
We offer the following optional death benefits: Return of Purchase Payments (ROPP) Death Benefit, Maximum Anniversary Value (MAV) Death Benefit, 5-year MAV Death
Benefit, Benefit Protector Death Benefit and Enhanced Legacy benefit. Benefit Protector Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. Enhanced Legacy benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract.
If you select an optional living benefit or the Enhanced Legacy benefit, we restrict investment options available to you, which may limit transfers and allocations and may limit the timing, amount and allocation of purchase payments. (see “Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders”). If you select a SecureSource series rider, the amount of surrenders that can be taken under the optional benefit during a contract year may be limited. In addition, the Income Guide program is not available to contracts issued with a living benefit rider. For more information on considerations before buying optional benefits, please see “Optional Benefits.”
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the Special DCA fixed account are not available after the annuitization start date. (see “The Annuity Payout Period”)
Termination of the contract: The contract will be terminated under the following conditions:
1.	After the death benefit is paid, the contract will terminate.
2.	Reduction of the contract value to zero will terminate the contract unless benefits are payable under the terms of an optional living benefit rider.
3.	Your written request for a full surrender will terminate the contract.

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Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first tables describe the fees and expenses that you will pay at the time that you surrender one of these contracts. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Surrender charges for RAVA 5 Advantage:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
You select either a seven-year or ten-year surrender charge schedule at the time of application.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment*	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
Surrender charge for RAVA 5 Select:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
Contract Year**	Surrender charge percentage applied to purchase payments
1	7%
2	6
3	5
4	4
5+	0
There are no surrender charges on and after the fourth contract anniversary.
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.
Surrender charge for RAVA 5 Access: 0%
Surrender charge for fixed annuity payouts, if available:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.

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Contract administrative charge at full surrender:
Maximum: $50	Current: $30
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $30
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Annual Variable Account Expenses
(As a percentage of average daily subaccount value)
You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose and the contract year you are in determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.
RAVA 5 Advantage with ten-year surrender charge schedule
Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Select
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit	1.85
MAV Death Benefit	1.75

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Through the 10th contract anniversary	Mortality and expense risk fee
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
Other Annual Expenses
Optional Death Benefits
If eligible, you may select Benefit Protector Death Benefit or Enhanced Legacy benefit. The fee applies only if you elect one of these optional benefits. Investment allocation restrictions apply if you select Enhanced Legacy benefit.
Benefit Protector Death Benefit rider fee	0.25%
(As a percentage of contract value charged annually on the contract anniversary.)
Enhanced LegacySM benefit rider fee	Maximum: 1.75%	Current: 0.95%
(Charged annually on the contract anniversary.*)
*Prior to age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, Accumulation Death Benefit (ADB) value (after any increase is added) or MAV or the contract value. On or following age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added) or MAV.
Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits. Investment allocation restrictions apply. Living benefit riders are not available for RAVA 5 Access contract applications signed on or after November 16, 2015.
SecureSource 4® – Single life rider fee	Maximum: 2.25%	Current: 1.25%
SecureSource 4® – Joint life rider fee	Maximum: 2.25%	Current: 1.35%
SecureSource 4 Plus® – Single life rider fee	Maximum: 2.75%	Current: 1.50%
SecureSource 4 Plus® – Joint life rider fee	Maximum: 2.75%	Current: 1.65%
SecureSource 3®– Single life rider fee (available for contract applications signed prior to May 4, 2015)	Maximum: 2.25%	Current: 1.20%
SecureSource 3®– Joint life rider fee (available for contract applications signed prior to May 4, 2015)	Maximum: 2.25%	Current: 1.30%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit®(APB®) rider fee	Maximum: 2.00%	Current: 1.30%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
*	For contract applications signed prior to May 1, 2016, the following fees apply:

For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – April 30, 2016	2.00%	1.00%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – June 30, 2016	2.00%	1.00%
July 1, 2016 and later	2.00%	1.30%

12    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2015, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum total annual operating expenses for the funds(1)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.46	7.24
(1)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Dynamic Asset Allocation Portfolio (Class B)	0.70	0.25	0.13	—	1.08	—	1.08
AB VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.07	—	1.07	—	1.07
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.40	—	1.35	0.05	1.30 (1)
American Century VP Value, Class II	0.87	0.25	—	—	1.12	0.18	0.94 (2)
BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.25	—	1.12	0.13	0.99 (3)
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.70	0.13	0.11	—	0.94	0.02	0.92 (4)
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.63	0.25	0.25	—	1.13	—	1.13
Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.68	0.25	0.07	—	1.00	—	1.00
Columbia Variable Portfolio – Disciplined Core Fund (Class 2)***	0.65	0.25	0.08	—	0.98	—	0.98
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)	1.10	0.25	0.35	0.04	1.74	—	1.74 (5)
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)	0.63	0.25	0.09	—	0.97	—	0.97
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.60	0.25	0.15	—	1.00	—	1.00
Columbia Variable Portfolio – Emerging Markets Fund (Class 2)	1.18	0.25	0.18	—	1.61	—	1.61 (6)(7)
Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.65	0.25	0.12	—	1.02	0.08	0.94 (8)
Columbia Variable Portfolio – Government Money Market Fund (Class 2)***	0.39	0.25	0.10	—	0.74	0.04	0.70 (9)
Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.65	0.25	0.12	—	1.02	0.01	1.01 (10)
Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.65	0.25	0.08	—	0.98	—	0.98
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)	0.47	0.25	0.07	—	0.79	—	0.79
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.71	0.25	0.08	—	1.04	0.03	1.01 (6)(10)

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    13

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)	0.20	0.13	0.13	—	0.46	—	0.46
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.47	0.25	0.07	—	0.79	—	0.79
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)***	0.49	0.25	0.08	—	0.82	0.01	0.81 (11)
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.23	0.25	0.08	0.45	1.01	—	1.01
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.23	0.25	0.04	0.50	1.02	—	1.02
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.03	0.58	1.06	—	1.06
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.20	0.25	0.02	0.54	1.01	—	1.01
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)	0.82	0.25	0.13	—	1.20	0.19	1.01 (10)
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)	0.82	0.25	0.11	—	1.18	—	1.18
Columbia Variable Portfolio – Select International Equity Fund (Class 2)	0.87	0.25	0.13	—	1.25	0.10	1.15 (6)(12)
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.74	0.25	0.07	—	1.06	—	1.06
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.87	0.25	0.12	—	1.24	0.08	1.16 (13)
Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.60	0.25	0.10	—	0.95	0.01	0.94 (8)
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)	0.85	0.25	0.07	—	1.17	—	1.17
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)	0.42	0.25	0.08	—	0.75	—	0.75
Deutsche Alternative Asset Allocation VIP, Class B	0.31	0.25	0.27	1.12	1.95	0.24	1.71 (14)
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.13	—	0.94	—	0.94
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.01	—	0.71	—	0.71
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.69	0.25	0.04	—	0.98	—	0.98
FTVIPT Franklin Small Cap Value VIP Fund – Class 2	0.62	0.25	0.03	0.01	0.91	0.01	0.90 (15)
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.06	—	0.77	—	0.77
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	2.96	0.82	4.33	2.89	1.44 (16)
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.09	1.49	0.44	1.05 (17)
Ivy Funds VIP Asset Strategy	0.68	0.25	0.06	—	0.99	—	0.99
Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.50	0.25	0.13	—	0.88	0.01	0.87 (18)
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	0.05	0.25	1.17	0.79	2.26	1.02	1.24 (19)

14    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Janus Aspen Series Janus Portfolio: Service Shares	0.66	0.25	0.11	—	1.02	—	1.02
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.21	—	1.31	0.26	1.05 (20)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (21)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	1.70	0.25	5.25	0.04	7.24	3.98	3.26 (22)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.54	0.25	0.44	—	1.23	0.06	1.17 (22)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.59	0.25	0.15	0.03	1.02	0.03	0.99 (23)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.12	—	1.05	—	1.05
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.83	1.51	0.16	1.35 (24)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	0.95	0.25	0.05	0.30	1.55	0.28	1.27 (25)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	0.01	—	0.76	—	0.76
VanEck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.46	—	2.46	1.01	1.45 (26)
Variable Portfolio – Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.78	1.07	—	1.07 (27)(28)
Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.49	0.25	0.06	—	0.80	—	0.80
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	—	1.45
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)	0.51	0.25	0.13	—	0.89	—	0.89 (6)(7)
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	1.00	0.25	0.14	—	1.39	0.03	1.36 (29)
Variable Portfolio – Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.59	0.88	—	0.88 (27)(28)
Variable Portfolio – DFA International Value Fund (Class 2)	0.80	0.25	0.08	—	1.13	—	1.13
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.70	0.25	0.11	—	1.06	0.06	1.00 (30)
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	0.01	0.81 (31)
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.81	0.25	0.08	—	1.14	0.01	1.13 (32)
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2)***	0.83	0.25	0.09	—	1.17	—	1.17
Variable Portfolio – Loomis Sayles Growth Fund (Class 2)	0.67	0.25	0.07	—	0.99	—	0.99 (6)
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2)***	0.70	0.25	0.07	0.03	1.05	—	1.05 (33)
Variable Portfolio – MFS® Value Fund (Class 2)	0.66	0.25	0.07	—	0.98	—	0.98
Variable Portfolio – Moderate Portfolio (Class 2)	0.03	0.25	0.01	0.70	0.99	—	0.99 (27)(28)

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    15

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.74	1.03	—	1.03 (27)(28)
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.64	0.93	—	0.93 (27)(28)
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2)***	0.70	0.25	0.06	—	1.01	—	1.01
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.75	0.25	0.14	—	1.14	0.05	1.09 (33)(34)
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)	0.03	0.25	3.59	0.67	4.54	3.63	0.91 (35)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)	0.02	0.25	3.12	0.65	4.04	3.00	1.04 (35)
Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.67	0.25	0.07	—	0.99	—	0.99
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.68	0.25	0.08	—	1.01	—	1.01
Variable Portfolio – Oppenheimer International Growth Fund (Class 2)***	0.88	0.25	0.09	—	1.22	—	1.22
Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.94	0.25	0.08	—	1.27	0.09	1.18 (36)
Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.99	0.25	0.08	—	1.32	0.14	1.18 (36)
Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.88	0.25	0.09	—	1.22	0.01	1.21 (40)
Variable Portfolio – TCW Core Plus Bond Fund (Class 2)	0.51	0.25	0.07	—	0.83	0.02	0.81 (37)
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2)***	0.83	0.25	0.08	—	1.16	0.06	1.10 (38)
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.52	0.25	0.08	—	0.85	0.04	0.81 (31)
Wells Fargo VT Opportunity Fund – Class 2***	0.70	0.25	0.14	—	1.09	0.09	1.00 (39)
Wells Fargo VT Small Cap Growth Fund – Class 2***	0.80	0.25	0.13	—	1.18	—	1.18
Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.10	—	1.05	—	1.05
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in the Appendix under “The Funds”.
(1)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	Effective August 1, 2015, the advisor has agreed to waive 0.18 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(3)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2017. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2017. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.915%.
(5)	Acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(6)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.

16    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

(7)	Management fee rate has been restated to reflect current fees based on current asset levels.
(8)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.94%.
(9)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.70%.
(10)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.01%.
(11)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.81%.
(12)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.15%.
(13)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.16%.
(14)	Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.59% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.12%). These agreements may only be terminated with the consent of the fund's Board.
(15)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund’s investment in a Franklin Templeton money market fund (the “acquired fund”) for at least the next 12 month period.
(16)	The Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(17)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.04% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2017 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.
(18)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(19)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.14% until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(20)	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(21)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(22)	Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2019 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate,

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2.40% of the average daily net asset value of Absolute Return Multi-Manager Portfolio and 1.17% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(23)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
(24)	PIMCO has contractually agreed, through May 1, 2017, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
(25)	PIMCO has contractually agreed, through May 1, 2017, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. Certain fees and expenses are not waived or reimbursed, such as direct or indirect (through Acquired Funds) interest expense or dividends paid on borrowed securities, and the expense of investing in Acquired Funds other than certain PIMCO funds. The amount of such expenses will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMAMA Subsidiary") to PIMCO. The GMAMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMA Subsidiary is in place.
(26)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% for Class S of the Fund's average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(27)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund. In addition, acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(28)	Management fees have been restated to reflect current management fee rates, which reflects a shareholder-approved fee change.
(29)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.36%.
(30)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.00%.
(31)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.81%.
(32)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.13%.
(33)	Management fees have been restated to reflect current management fee rates.
(34)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.09%.
(35)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.91% for Variable Portfolio – Multi-Manager Diversified Income Fund and 1.04% for Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund.
(36)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.18%.
(37)	Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to waive a portion of its management fee for assets up to $1 billion through April 30, 2017.
(38)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10%.
(39)	The Adviser has committed through April 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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(40)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.21%.

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Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses (for contracts with an investment allocation restriction). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the Portfolio Stabilizer funds before fee waivers and/or expense reimbursements. Examples for RAVA 5 Advantage and RAVA 5 Select assume that you select the optional MAV Death Benefit, Benefit Protector and SecureSource 4 Plus rider(1),(3). Living benefit riders are not available under RAVA 5 Access and examples for RAVA 5 Access assume you select the optional Enhanced Legacy benefit rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,322	$2,486	$3,621	$6,694	$602	$1,854	$3,169	$6,694
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,247	2,440	3,602	6,805	617	1,898	3,239	6,805
RAVA 5 Select	1,182	2,333	3,356	6,985	642	1,972	3,356	6,985
RAVA 5 Access	492	1,476	2,462	4,877	492	1,476	2,462	4,877
Maximum Expenses (for contracts with no investment allocation restriction). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP, if available(1),(3). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,645	$3,302	$4,726	$7,735	$925	$2,666	$4,268	$7,735
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,571	3,251	4,693	7,803	941	2,706	4,326	7,803
RAVA 5 Select	1,506	3,136	4,422	7,913	966	2,773	4,422	7,913
RAVA 5 Access	982	2,812	4,479	7,978	982	2,812	4,479	7,978
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$921	$1,234	$1,421	$1,978	$175	$538	$ 921	$1,978
RAVA 5 Advantage
With a seven-year surrender charge schedule	842	1,179	1,401	2,123	190	585	1,001	2,123
RAVA 5 Select	773	1,055	1,132	2,361	216	663	1,132	2,361
RAVA 5 Access	231	709	1,210	2,501	231	709	1,210	2,501
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

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THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

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Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combination for each contract in Appendix G.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.
The Variable Account and the Funds
The variable account: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.
Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number listed on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that

22    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit and death benefit riders we offer with various annuity contracts, including the contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit and death benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are in Appendix A.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds

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When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue.
•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.

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•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
The Guarantee Period Accounts (GPAs)
The GPAs may not be available for contracts in some states.
Currently, unless you have elected one of the optional living benefit riders or the Enhanced Legacy benefit rider, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after the annuitization start date.
Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).
We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life’s revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

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We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;
•	Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and
•	Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.
Market Value Adjustment (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts or the regular fixed account, or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account, if available. If the regular fixed account is not available, we will transfer the value to the money market or cash management variable subaccount we designate.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.
The 30-day rule does not apply and no MVA will apply to:
•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Diagnosis; and
•	amounts deducted for fees and charges.
Amounts we pay as death claims will not be reduced by any MVA.
When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
For an example, see Appendix B.

26    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s profits, revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
The Regular Fixed Account
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider or the Enhanced Legacy benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.

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Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer funds for the Enhanced Legacy benefit rider, one of the SecureSource series riders and APB riders;
•	unless you have elected one of the optional living benefit riders or the Enhanced Legacy benefit rider, to the regular fixed account, if available, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer funds, if a living benefit rider or the Enhanced Legacy benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider or the Enhanced Legacy benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
You can complete an application and send it along with your initial purchase payment to our service center. You may buy RAVA 5 Advantage, RAVA 5 Select or RAVA 5 Access. Each contract has different mortality and expense risk fees. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and lower mortality and expense risk fees then RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees will be the same for the three contracts. RAVA 5 Advantage and RAVA 5 Select include the option to purchase living benefit riders; effective Nov.16, 2015, living benefit riders are not available under RAVA 5 Access. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you apply, you may select (if available in your state):
•	GPAs, the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);
•	one of the following optional death benefit riders:
–	ROPP Death Benefit (available if you are age 80 or older);
–	MAV Death Benefit; or
–	5-Year MAV Death Benefit.
•	one of the following additional optional death benefit riders:
–	Benefit Protector Death Benefit; or
–	Enhanced Legacy Benefit(2).
•	for RAVA 5 Advantage and RAVA 5 Select, one of the following optional living benefit riders:
–	SecureSource 4(3);
–	SecureSource 4 Plus(3); or
–	Accumulation Protector Benefit.
(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Available for contract applications signed on or after Oct. 5, 2015.

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(3)	Available for contract applications signed on or after May 4, 2015.
We restrict investment options if you select a SecureSource series rider, APB rider or the Enhanced Legacy benefit rider.
If you choose a SecureSource series rider, APB rider or the Enhanced Legacy benefit rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restriction for Certain Benefit Riders — Portfolio Stabilizer funds” section in this prospectus.
The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, to the regular fixed account (if available) and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our service center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our service center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our service center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to the service center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start. For all other contracts, if we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
RAVA 5 Advantage
Qualified annuities	$1,000
Nonqualified annuities	$2,000
RAVA 5 Select
Qualified annuities	$2,000
Nonqualified annuities	$10,000

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RAVA 5 Access
Qualified annuities	$2,000
Nonqualified annuities	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
RAVA 5 Advantage
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
RAVA 5 Access and RAVA 5 Select
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For the second through fifth contract year if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
For each contract year thereafter***:
through age 85	$0
for ages 86 to 90	$0
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**	These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
***	Additional purchase payments are not allowed after the fifth contract year unless this is a tax qualified contract, in which case we allow additional purchase payments in any contract year up to the maximum permissible annual contribution described by the Code that was in effect on the contract date.
Additional purchase payment restrictions for contracts with the SecureSource series rider
The rider prohibits additional purchase payments if:
(1)	You decline any increase to the annual rider fee, or
(2)	the ALP is established and your contract value on an anniversary is less than four times the benefit base multiplied by the minimum lifetime payment percentage for your current age band.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.
Subject to state restrictions, we reserve the right to make further purchase payment limitations upon written notice.

30    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contracts
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see “SecureSource 4/ SecureSource 4 Plus/SecureSource 3 — Other Provisions” section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

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Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.
The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit(1)	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Select
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit(1)	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit(1)	1.85

32    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
MAV Death Benefit	1.75
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series rider.
Contract without SecureSource series rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.

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Contract with SecureSource series rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.
1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.
2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.
For an example, see Appendix C.
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts: If you elect an annuity payout plan and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.

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A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described below, if we agree to allow you to elect annuity payments under a term certain installment plan and you choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.);
•	surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and
•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 ½ (fee waived in case of death or disability).

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Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefit Charges
SecureSource 4 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 4 – Single Life rider, 1.25%
•	SecureSource 4 – Joint Life rider, 1.35%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. Subject to state regulations, we prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 4 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 4 — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 4 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero, and
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Plus Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 4 Plus – Single Life rider, 1.50%
•	SecureSource 4 Plus – Joint Life rider, 1.65%

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The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. Subject to state regulations, we prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 4 Plus rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 4 Plus — Single Life rider fee will not exceed a maximum of 2.75%. The SecureSource 4 Plus — Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero,
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)	any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 3 Rider Charge
(Not available for contract applications signed after May 4, 2015)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 3 – Single Life rider, 1.20%
•	SecureSource 3 – Joint Life rider, 1.30%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge.

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Once you elect the SecureSource 3 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 3 — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 3 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero, and
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contract applications signed on or after May 1, 2016, the current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
We reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
The following describes how your annual rider fee may change:
1.	We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice.
2.	We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.

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If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
*	For contract applications signed prior to May 1, 2016, the following fees apply:

For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – April 30, 2016	2.00%	1.00%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – June 30, 2016	2.00%	1.00%
July 1, 2016 and later	2.00%	1.30%
Benefit Protector Rider Charge
We deduct a charge for this optional feature only if you select it. If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.
If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
We cannot increase this annual fee after the rider effective date.
Enhanced Legacy Benefit Rider Charge
We deduct an annual charge from your contract value on your contract anniversary for this optional feature only if you select it. The current annual rider fee is 0.95%. We prorate this charge among the variable subaccounts, but not the fixed account, in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
Prior to age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added), MAV or the contract value. On or following age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value or MAV.
Currently the Enhanced Legacy benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Enhanced Legacy benefit rider fee will not exceed a maximum of 1.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. If you change your investment allocation to an investment option not affected by a fee increase, this move will count against the number of transfers allowed. We do not currently limit the number of transfers allowed each contract year.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for the preceding contract year only that reflects the various different fees that were in effect for each investment option in that year, adjusted for the number of calendar days each fee was in effect and the percentage of contract value allocated to each investment option.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.

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The fee does not apply after the annuitization start date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.
Valuing Your Investment
We value your accounts as follows:
GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPA;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the charge for the Benefit Protector Death Benefit, if selected.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus any prorated portion of the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit;
–	SecureSource series rider; or
–	Accumulation Protector Benefit rider.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and

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•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial surrenders;
•	surrender charges;
and a deduction of a prorated portion of:
•	the contract administrative charge; and
•	the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit;
–	Enhanced Legacy benefit rider;
–	SecureSource series rider; or
–	Accumulation Protector Benefit rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).
For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up automated transfers to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.
There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

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How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than a mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 90% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value

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prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, Inc. (“AFSI”) which is our affiliate and we only currently offer variable annuity contracts through AFSI. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges or market value adjustment and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Ameriprise advisor registered with AFSI assigned as the agent of record on your contract.
(7)	All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.
(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFSI is no longer the servicing broker-dealer on your contract.

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(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFSI. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on amperiprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount
We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.

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The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 90% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or bonds. Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.
The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in bonds;
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.

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The average annual return assumptions of 9.0% for the equity allocation and the 4.0% - 6.0% for the bond allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 90% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 90% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%

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Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;
(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program

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Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFSI, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFSI assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFSI will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFSI is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders or the Enhanced Legacy benefit rider, unless noted otherwise. For transfer rights involving investment options under optional living benefit riders or the Enhanced Legacy benefit rider, please see “Investment Allocation Restrictions for Certain Benefit Riders” section.
You may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

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The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our service center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our service center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our service center in good order before the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our service center in good order at or after the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.
We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
For RAVA 5 Advantage and RAVA 5 Select
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, you may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource series riders, APB rider or Enhanced Legacy benefit rider, to the selected Portfolio Stabilizer fund(s). (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
For RAVA 5 Access
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.

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•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts or the GPAs into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or if you have a living benefit rider or Enhanced Legacy benefit rider, to the Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”) After the annuitization start date, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or

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•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

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Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts, GPAs or regular fixed account (if available) or automated partial surrenders from the GPAs, regular fixed account, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.
•	If you have the Enhanced Legacy benefit rider, a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Investment Allocation Restrictions for Certain Benefit Riders").
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource series rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 3 By telephone
Call:
1-800-862-7919
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

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Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our service center in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our service center in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our service center in good order before the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our service center in good order at or after the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under a term certain installment plan that provides monthly annuity payments for a period of years if such plans are allowed by us.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected a a SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. The minimum contract value after partial surrender is $500.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.

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We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the surrender amount includes a purchase payment check that has not cleared;
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or

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–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider, Enhanced Legacy benefit rider or Benefit Protector Death Benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our service center. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Our current administrative process requires only the new owner to meet the age limitations. We can stop this administrative process at any time.
The death benefit may change due to a change of ownership.
•	If you have the Enhanced Legacy benefit rider, joint ownership and joint annuitants are not allowed while this rider is in force. In all states, except California, if any owner is age 75 or younger immediately following the ownership change, the rider will continue and the benefit amount may be reset. An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider. For contracts issued in California, the benefits provided under the rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision.
•	If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits — Benefit Protector Death Benefit Rider”).
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

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•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series — Single Life rider, an ownership change that would result in a different covered person will terminate the rider, subject to state restrictions. For California residents, an ownership change will not terminate the rider and will not change the covered person under the rider. Effective May 1, 2016, joint ownership and joint annuitants are not allowed for contracts with SecureSource series — Single Life rider. Exception: Ownership changes are not limited for contracts issued in California.
The SecureSource series — Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. For California residents, transfer of the ownership of the annuity contract is not limited to the covered spouses; however, the rider will not terminate and the covered spouses under the rider will not change. For Florida residents with SecureSource 3 rider, transfer of the ownership of the annuity contract is allowed only between covered spouses or their revocable trust(s); no other ownership changes are allowed. If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses.
For the Accumulation Protector Benefit rider, subject to state rules, the rider will terminate if there is a change of ownership unless the new owner assumes total ownership of the contract and was an owner before the change. (See “Optional Benefits.”)
Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	the contract value after any rider charges have been deducted;
•	the Return of Purchase Payments (ROPP) value; or
•	the Full Surrender Value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	a × b
c

a	=	the amount your contract value is reduced by the partial surrender.
b	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
c	=	the contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

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Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•	any surrender charge,
•	pro rata rider charges,
•	the contract charge, and
plus:
•	any positive or negative market value adjustment.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
•	You purchase the contract with a payment of $20,000
•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and

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•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 ½. If you attained age 70 ½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 ½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 ½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.

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Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period.
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which income payments may begin under the contract) or the date the death benefit is due and payable. If we determine that the death benefit has become payable, we will do a thorough search to locate all beneficiaries. If we are unable to locate a beneficiary, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. There is also a presumption of abandonment that requires escheatment when a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner. If your beneficiary steps forward to claim escheated annuity proceeds (with the proper documentation), the state is obligated to pay any such proceeds it is holding. To prevent escheatment, it is important that you keep your beneficiary designations up to date, including complete names, current addresses and phone numbers as well as taxpayer identification numbers. Updates to your beneficiary designations should be sent to our service center.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:
•	ROPP Death Benefit;
•	MAV Death Benefit;
•	5-Year MAV Death Benefit;
•	Benefit Protector Death Benefit; and
•	Enhanced Legacy Benefit (available for contract applications signed on or after Oct. 5, 2015).
If you are age 75 or younger at contract issue, you can elect any one of the above optional death benefits other than the ROPP death benefit; the MAV is available if you are 79 or younger; you may elect the ROPP Death Benefit if you are age 80 or older. (ROPP is included in the Standard Death Benefit if you are 79 or younger at contract issue.)
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and risk expense fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If available in your state and you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.

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Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted,
2.	the ROPP Value as described above, or
3.	the Full Surrender Value as described above.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If available in your state and you are age 75 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. If available in your state and you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV; or
4.	the Full Surrender Value as described above.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If any new owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the 5-year MAV; or
4.	the Full Surrender Value as described above.

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The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
Benefit Protector Death Benefit
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If this rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit, plus:
•	40% of your earnings at death if you were under age 70 on the rider effective date; or
•	15% of your earnings at death if you were age 70 or older on the rider effective date.
If this rider is effective after the contract date or if there has been a covered life change, remaining purchase payments is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death: This is determined by taking the current death benefit applied, and subtracting any purchase payments not previously withdrawn. Partial surrenders reduce earnings before reducing purchase payments in the contract. This determines how much of the applicable death benefit is made up of contract earnings. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•	You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.
•	The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.

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•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•	The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.
For an example, please see Appendix D.
Enhanced Legacy Benefit
The Enhanced Legacy benefit is an optional benefit that you can add to your contract for an additional charge. The Enhanced Legacy benefit may not be purchased with any living benefit rider or with MAV, 5-year MAV and Benefit Protector Death Benefit riders. Also, loans will not be available if you purchase this optional benefit. This benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract.
If you are age 75 or younger at contract issue, you may choose to add this rider to your contract. The rider will terminate upon assignment or a change in ownership of the contract unless the new assignee or owner meets the qualifications specified in the Assignment and Change of Ownership section below (does not apply to contracts issued in California).
The Enhanced Legacy benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted; or
2.	the ROPP value as described above; or
3.	the ADB value; or
4.	the MAV.
For contracts issued in California, the following applies:
•	The benefits provided under this rider are only payable at the annuitant’s death and terms “you” or “your” refer to annuitant.
•	If the owner is a natural person, the owner and the annuitant must be the same at issue.
The key terms and provisions of the Enhanced Legacy benefit are:
Covered Life Change: is either the continuation of the contract by a spouse under the spouse's option to continue contract provision or, in all states except California, an ownership change where an owner after the ownership change was not an owner prior to the change.
Adjustments for Partial Surrenders: Adjustments for partial surrenders are calculated for the ROPP value, ADB value and MAV separately for each partial surrender using the following formula:
a × b	where:
c

a	=	the amount the contract value is reduced by the partial surrender
b	=	the applicable ROPP value, ADB value or MAV on the date of (but prior to) the partial surrender
c	=	the contract value on the date of (but prior to) the partial surrender.
ROPP Value, ADB Value and MAV: are the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value, ADB value and MAV. Adjustments for partial surrenders (as calculated above) will be subtracted from the ROPP value, ADB value and MAV. The ROPP value, ADB value and MAV cannot be withdrawn in a lump sum.
On each contract anniversary prior to your date of death the ADB value and MAV will be adjusted as follows:

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1.	On the first contract anniversary, we increase the ADB value by 5%, multiplied by the ADB value as of 60 days after the contract date.
2.	On each contract anniversary after the first and prior to you reaching age 81, we increase the ADB value by 5%, multiplied by the prior contract anniversary’s ADB value.
3.	On each contract anniversary prior to you reaching age 86, the MAV will be increased to the contract value (after rider charges are deducted) if greater.
For a spouse who is age 75 or younger and continues the contract, the Enhanced Legacy benefit will continue and the ROPP value, ADB value and MAV are reset to the contract value on the date of continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract is continued, the Enhanced Legacy benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if the owner is age 75 or younger, the Enhanced Legacy benefit will continue and the ROPP value, ADB value and MAV are reset on the valuation date we receive your written request for the covered life change to the lesser of the contract value on that date after any rider charges have been deducted, and the applicable ROPP value, ADB value and MAV on that date (but prior to the reset). If the owner is age 76 or older at the time of the covered life change, the Enhanced Legacy benefit will terminate and the Standard Death Benefit will apply.
You should consider whether the Enhanced Legacy benefit rider is appropriate for you because:
•	Investment Allocation Restriction: This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to Securities and Exchange Commission or state insurance departments approval. (See “Substitution of Investments”). This means that you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Optional Riders”). You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. We reserve the right to limit the number of investment option changes per contract year. We also reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”).
•	Limitation on Purchase payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
Assignment and Change of Ownership
Joint ownership and joint annuitants are not allowed while this rider is in force. In all states, except California, this rider will continue and the benefit amount may be reset if there is an assignment or a change of ownership and the new owner or assignee is age 75 or younger.  An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider.
For contracts issued in California, the benefits provided under this rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision.
Termination of the Rider
The rider can only be terminated under the following circumstances:
1.	After the death benefit is payable, unless the spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
2.	For contracts issued in California, after the death benefit is payable, if you are not the annuitant, the rider will terminate.
3.	Certain assignment and ownership changes as described in the Assignment and Change of Ownership provision will terminate the rider (does not apply to contracts issued in California).
4.	On the annuitization start date the rider will terminate.
5.	In relation to certain increases to the annual rider fee as described in the Enhanced Legacy Benefit Rider Charge provision, your written request will terminate the rider.
6.	Reduction of the contract value to zero will terminate the rider.
7.	Termination of the contract for any reason will terminate the rider.

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Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death. Upon termination, this rider may not be reinstated.
For an example, please see Appendix D.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with all of the SecureSource Series of riders:
Key Terms
Age Bands: Each Age Band has two components for your Lifetime Payment Percentages, a minimum Lifetime Payment Percentage and a potential Income Bonus. The covered person (Joint Life: the younger covered spouse) must be at least age 50 for the Annual Lifetime Payment to be established. After the Annual Lifetime Payment is established, in addition to your age, other factors determine when you move to a higher Age Band.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. The Annual Credit is 6% for SecureSource 3 and SecureSource 4. The Annual Credit is 7% for SecureSource 4 Plus. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached age 50. The annual withdrawal amount guaranteed by the rider can vary each contract year. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.
Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment percentage can increase.
Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Credit Period: starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The credit period is 10 years for SecureSource 3. The credit period is 12 years for SecureSource 4 and SecureSource 4 Plus.
Excess Withdrawal: (1) a withdrawal taken before the Annual Lifetime Payment is established, or (2) a withdrawal that is greater than the Remaining Annual Lifetime Payment.
Excess Withdrawal Processing: a reduction in benefits if an Excess Withdrawal is processed.
Income Bonus: may be added to the minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below.
Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. It includes a minimum Lifetime Payment Percentage and may include an additional Income Bonus. The percentage used can vary as described in the Lifetime Payment Percentage provision below.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal.
Remaining Annual Lifetime Payment (RALP): After the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year. As you take withdrawals during a contract year, the Remaining Annual Lifetime Payment is reduced by the amount of the withdrawal.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base (WAB): one of the components used to determine whether or not the Income Bonus will be included with the Lifetime Payment Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

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The following key terms only apply to SecureSource 4 Plus:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date: at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the 70th birthday of the Covered Person (Joint Life:the younger Covered Spouse).
SecureSource 4 Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015.)
The SecureSource 4 rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 4 rider may not be purchased with the optional SecureSource 4 Plus rider, Accumulation Protector Benefit rider or Enhanced Legacy benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 4 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 4 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the Lifetime Benefit is available. Also, if the contract value is 20% or more below purchase payments increased by any contract anniversary gains or Annual Credits and adjusted for withdrawals, the Income Bonus will not be included in the Lifetime Payment Percentage (see Withdrawal Adjustment Base described below).
For important considerations whether a SecureSource 4 rider is appropriate for you, see and “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource 4 riders available under your contract:
•	SecureSource 4 - Single Life
•	SecureSource 4 - Joint Life
The information in this section applies to both riders, unless otherwise noted.

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For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 — Single Life rider covers one person. The SecureSource 4 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 — Single Life rider or the SecureSource 4 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 — Single Life rider.
The SecureSource 4 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 4 riders are not available under an inherited qualified annuity.
The SecureSource 4 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 4 rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

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Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3.0%	2.75%	1.00%
59-64	4.0%	3.75%	1.00%
65-74	5.0%	4.75%	1.00%
75-79	5.5%	5.25%	1.00%
80+	6.0%	5.75%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The following determines whether or not the Income Bonus is included in the Lifetime Payment Percentage.
A comparison of your contract value and the Withdrawal Adjustment Base (WAB) determines whether the Income Bonus is included in the Lifetime Payment Percentage when calculating the ALP unless the percentage is fixed as described below.
On each valuation date when the ALP is calculated, if the benefit determining percentage calculated below is less than the 20% adjustment threshold, then the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage plus the Income Bonus for your current Age Band. Otherwise, the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage for your current Age Band.
The benefit determining percentage is calculated as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year. Beginning on the next rider anniversary, the Lifetime Payment Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or
(3)	on the date of death when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.

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Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or

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(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

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Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Effective May 1, 2016, you cannot add joint owner or joint annuitant. Exception: ownership changes are not limited for contract issued in California.

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Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for California residents, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for California residents, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 riders charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 Plus Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015.)
The SecureSource 4 Plus rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 4 Plus rider may not be purchased with the optional SecureSource 4 rider, Accumulation Protector Benefit rider or Enhanced Legacy benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see “Base Doubler” below)
The SecureSource 4 Plus rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

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The SecureSource 4 Plus rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 4 Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the Lifetime Benefit is available. Also, if the contract value is 20% or more below purchase payments increased by any contract anniversary gains or Annual Credits and adjusted for withdrawals, the Income Bonus will not be included in the Lifetime Payment Percentage (see Withdrawal Adjustment Base described below).
For important considerations whether a SecureSource 4 Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus riders available under your contract:
•	SecureSource 4 Plus - Single Life
•	SecureSource 4 Plus - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 Plus — Single Life rider covers one person. The SecureSource 4 Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus — Single Life rider or the SecureSource 4 Plus — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 Plus — Single Life rider.
The SecureSource 4 Plus rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 4 Plus riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).

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•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with the SecureSource 4 Plus rider, see “SecureSource Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3.0%	2.65%	1.00%
59-64	4.0%	3.65%	1.00%
65-74	5.0%	4.65%	1.00%
75-79	5.5%	5.15%	1.00%
80+	6.0%	5.65%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a

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higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The following determines whether or not the Income Bonus is included in the Lifetime Payment Percentage.
A comparison of your contract value and the Withdrawal Adjustment Base (WAB) determines whether the Income Bonus is included in the Lifetime Payment Percentage when calculating the ALP unless the percentage is fixed as described below.
On each valuation date when the ALP is calculated, if the benefit determining percentage calculated below is less than the 20% adjustment threshold, then the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage plus the Income Bonus for your current Age Band. Otherwise, the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage for your current Age Band.
The benefit determining percentage is calculated as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year. Beginning on the next rider anniversary, the Lifetime Payment Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or
(3)	on the date of death when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Joint Life: Base Doubler Date: If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a covered spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation.  See the Spouse’s Option to continue contract provision.
In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.

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The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period

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The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the annual rider fee, on the Base Doubler Date the WAB and BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200% Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero.
See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus — Single Life rider terminates.

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Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler is applied. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.

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•	In either of the above cases:
•	After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Effective May 1, 2016, you cannot add joint owner or joint annuitant. Exception: ownership changes are not limited for contract issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 Plus rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 Plus rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for California residents, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for California residents, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 3 Rider
(Not available for contract applications signed on or after May 4, 2015.)

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The SecureSource 3 rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 3 rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.
The SecureSource 3 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 3 rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 3 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the Lifetime Benefit is available. Also, if the contract value is 20% or more below purchase payments increased by any contract anniversary gains or Annual Credits and adjusted for withdrawals, the Income Bonus will not be included in the Lifetime Payment Percentage (see Withdrawal Adjustment Base described below).
For important considerations whether a SecureSource 3 rider is appropriate for you, see and “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource 3 riders available under your contract:
•	SecureSource 3 - Single Life
•	SecureSource 3 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 3 — Single Life rider covers one person. The SecureSource 3 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 — Single Life rider or the SecureSource 3 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 3 rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed prior to May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or

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•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 3 riders are not available under an inherited qualified annuity.
The SecureSource 3 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 3 rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3%	2.75%	0.5%
59-64	4%	3.75%	0.5%
65-79	5%	4.75%	0.5%
80+	6%	5.75%	0.5%

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The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The following determines whether or not the Income Bonus is included in the Lifetime Payment Percentage.
A comparison of your contract value and the Withdrawal Adjustment Base (WAB) determines whether the Income Bonus is included in the Lifetime Payment Percentage when calculating the ALP unless the percentage is fixed as described below.
On each valuation date when the ALP is calculated, if the benefit determining percentage calculated below is less than the 20% adjustment threshold, then the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage plus the Income Bonus for your current Age Band. Otherwise, the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage for your current Age Band.
The benefit determining percentage is calculated as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year. Beginning on the next rider anniversary, the Lifetime Payment Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or
(3)	on the date of death when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.

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(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The annual credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)

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If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

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In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Effective May 1, 2016, you cannot add a joint owner or a joint annuitant. Exception: Ownership changes are not limited for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid

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in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 3 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for California residents, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for California residents, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.
•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading above). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial minimum Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource 4 Plus, if the withdrawal is taken before the Base Doubler Date the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available (Excess Withdrawal), the guaranteed amounts under the rider will be reduced.
•	Investment Allocation Restriction: You must invest in approved investment options, which currently are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider.
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.

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•	Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
For non-natural ownership arrangements that allow for spousal continuation one covered spouse must be the annuitant and the other covered spouse must be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015.)
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The current Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that

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Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional Enhanced Legacy benefit rider or SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	you must invest in the approved investment options, which are currently Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program);
•	you may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) In addition, we reserve the right to change these additional purchase payment limits, including making further restrictions, upon written notice;
•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.

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Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. We reserve the right to restart the Waiting Period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee. Waiting Period will restart upon elective step-ups and spousal continuation step-ups.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of Elective Step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.

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Assignment and Change of Ownership
Subject to state limitations, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner before the change, or is a nonnatural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to a personal revocable trust).
Terminating the Rider
The rider will terminate under the following conditions:
•	The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•	The rider will terminate for certain assignment and ownership changes as described in the "Assignment and Change of Ownership" provision above.
•	After the death benefit is payable, unless the spouse continues the contract as described in the "Spousal Continuation" provision above, the rider will terminate.
•	In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See "Charges - Accumulation Protector Benefit rider charge").
•	The rider will terminate on the annuitization start date.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Investment Allocation Restrictions for CERTAIN Benefit Riders
If you elect the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the terms of the rider. The Portfolio Stabilizer funds are available to all contract owners, regardless of whether a living benefit rider or the Enhanced Legacy benefit rider has been elected. Currently we offer total of four Portfolio Stabilizer funds, (the Funds) and the number of available Funds may be reduced to one. We reserve the right to add, remove or substitute funds. We also reserve the right, upon notification to you, to close or restrict any funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any).
The Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1),
2. Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)
3. Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)
4. Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)
(1)	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
Investing in the Portfolio Stabilizer funds. Currently, you can invest in three or four Portfolio Stabilizer funds, depending on the living benefit rider you own. If you elect the Enhanced Legacy benefit rider, you can invest in all four Portfolio Stabilizer funds. You are responsible for determining which Portfolio Stabilizer funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
If you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. This limitation does not apply if you elect the Enhanced Legacy benefit rider. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.

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Risks. It is important to remember that the Portfolio Stabilizer funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in a Portfolio Stabilizer fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Before you select the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.
For additional information about the Portfolio Stabilizer funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted , plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant's age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

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Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount

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payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios, (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.

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Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if

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the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

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If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

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Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or

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•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•	Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.

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These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");
•	compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and
•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

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RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents by Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2015, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access these documents, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

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Appendix A: The Funds
Unless you have elected one of the optional living benefit riders or the Enhanced Legacy benefit rider, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 2) (previously Columbia Variable Portfolio - Large Core Quantitative Fund (Class 2))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Diversified Absolute Return Fund (Class 2)	Seeks to provide shareholders with absolute (positive) returns.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)	Seeks high a level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Government Money Market Fund (Class 2) (previously Columbia Variable Portfolio -- Cash Management Fund (Class 2))	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) (previously Columbia Variable Portfolio - Core Bond Fund (Class 2))	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Select International Equity Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, (each managing a portion of the Fund's portfolio), subadviser.
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Deutsche Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
FTVIPT Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
FTVIPT Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	Seeks total return through growth of capital and income.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Investment Advisers LLC
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
VanEck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
Variable Portfolio - AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, subadviser.
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 2)	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - DFA International Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks to provide shareholders with a high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.
Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.
Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio - Pyrford International Equity Fund (Class 2))	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Lazard Asset Management LLC., subadviser.
Variable Portfolio - Loomis Sayles Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
Variable Portfolio - MFS® Blended Research® Core Equity Fund (Class 2) (previously Variable Portfolio - Sit Dividend Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - MFS® Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Morgan Stanley Advantage Fund (Class 2) (previously Variable Portfolio - Holland Large Cap Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.
Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2)* *Effective on or about June 1, 2016, renamed Variable Portfolio - CenterSquare Real Estate Fund (Class 2)	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc.*, subadviser.

*Effective on or about June 1, 2016,
Morgan Stanley Investment Management Inc. will no longer serve as the subadviser to the Fund and CenterSquare Investment Management, Inc. will begin to serve as the subadviser to the Fund.
Variable Portfolio - Multi-Manager Diversified Income Fund (Class2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC
Variable Portfolio - NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, LLC, subadviser.
Variable Portfolio - Oppenheimer International Growth Fund (Class 2) (previously Variable Portfolio - Invesco International Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; OppenheimerFunds, Inc., subadviser.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia (doing business as The London Company), Palisade Capital Management, L.L.C. and Wells Capital Management Inc., subadvisers.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc.*, River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.

*Effective on or about June 21, 2016,
Donald Smith & Co., Inc. will no longer serve as the subadviser to the Fund.
Variable Portfolio - Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; FIAM LLC (doing business as Pyramis Global Advisors, LLC), subadviser.
Variable Portfolio - TCW Core Plus Bond Fund (Class 2)	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company (TCW), subadviser.
Variable Portfolio - Victory Sycamore Established Value Fund (Class 2) (previously Variable Portfolio - Victory Established Value Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.
Wells Fargo VT Opportunity Fund - Class 2 (previously Wells Fargo Advantage VT Opportunity Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Small Cap Growth Fund - Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Western Asset Variable Global High Yield Bond Portfolio - Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

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Appendix B: Example — Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2:     You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61

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Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 7% if you elected RAVA 5 Advantage with the ten-year surrender charge schedule, 6% if you elected RAVA 5 Advantage with the seven-year surrender charge schedule and 4% if you elected RAVA 5 Select. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

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Appendix C: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

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			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$56,470.00	$36,764.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00

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			Contract with Gain	Contract with Loss
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00
Full surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

	Contract with Gain	Contract with Loss
Contract value just prior to surrender:	$60,000.00	$40,000.00
Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

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			Contract with Gain	Contract with Loss
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	×4.0%	×4.0%
		surrender charge:	2,000.00	1,832.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(2,000.00)	(1,832.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$57,970.00	$38,138.00
Partial surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.

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We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender
		PS (determined by iterative process described above):	15,208.33	15,582.48
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,208.33	15,582.48
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,208.33	18,761.94
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,208.33	18,761.94
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
		multiplied by the surrender charge rate:	×4.0%	×4.0%
		surrender charge:	208.33	582.48
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,208.33	15,582.48
		Surrender charge:	(208.33)	(582.48)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

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Appendix D: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000; and
•	on the first contract anniversary you make an additional purchase payment of $5,000; and
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 =	–1,704.54
$22,000
for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the first contract anniversary the contract value grows to $26,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.

We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000

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for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:	$24,227.27
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the fifth contract anniversary the contract value grows to $26,000.
•	During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.

We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The 5-Year MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:		$24,227.27
Example — Benefit Protector
Assumptions:
•	You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector.
•	During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•	On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate

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remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 X $110,000)	=	$57,619
	$105,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =			+1,048
Total death benefit of:			$58,667
•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$255,000
•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$305,000
•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector which equals 40% of earnings at death (the standard death benefit amount minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
Total death benefit of:	$308,700
Example – Enhanced Legacy benefit rider
Assumptions:
•	You purchase the contract with a payment of $25,000; and
•	on the first contract anniversary the total contract value is $25,750; and
•	100 days into the second contract year the total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender, leaving the contract value at $22,800. The partial year fee for the Enhanced Legacy benefit rider on that day would be $64.10 ($24,629.63 x 0.95% x 100 / 365).

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value death benefit (contract value minus rider fees):$22,800.00 - $64.10 = $22,735.90	$22,735.90
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,750.00

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	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,750 =	–1,589.51
	$24,300
	for a death benefit of:	$24,160.49
4.	The Accumulation Death Benefit value:
	The ADB value on the first contract anniversary calculated as: 1.05 × $25,000 =	$26,250.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrender calculated as:
	$1,500 × $26,250 =	–1,620.37
	$24,300
	for a death benefit of:	$24,629.63

Enhanced Legacy benefit, calculated as the greatest of these four values, which is the Accumulation Death Benefit value:		$24,629.63

118    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Appendix E: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — SecureSource 3 Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	100,000	NA	100,000	100,000	100,000	100,000	0.0%	100,000	4,500	4,500	4.50%
1	—	—	98,000	100,000	106,000	106,000	7.5%	100,000	4,770	4,770	4.50%
2	—	—	105,000	100,000	112,000	112,000	6.3%	105,000	5,040	5,040	4.50%
3	—	—	120,000	120,000 (1)	120,000	120,000	0.0%	120,000	5,400	5,400	4.50%
3.5	—	5,400	114,600	120,000	120,000	114,600	0.0%	114,600	5,400	—	4.50%
4	—	—	115,000	120,000	120,000 (2)	115,000	0.0%	115,000	5,400	5,400	4.50%
5	—	—	110,000	120,000	127,200	121,900	9.8%	115,000	5,724	5,724	4.50%
6	—	—	140,000	140,000	140,000	140,000	0.0%	140,000	7,700	7,700	5.50% (3)
7	—	—	120,000	140,000	148,400	148,400	19.1%	140,000	8,162	8,162	5.50%
7.5	—	10,000	110,000	137,699	145,961 (4)	136,033	19.1%	129,671	8,028	—	5.50%
8	—	—	105,000	137,699	145,961	136,033	22.8%	129,671	7,298	7,298	5.00% (5)
9	—	—	116,000	137,699	154,223	143,733	19.3%	129,671	8,482	8,482	5.50%
(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $8,162 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description — Determination of Adjustment of Benefit Values”.
(5)	The Lifetime Payment Percentage does not include the 0.50% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — SecureSource 4 Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$100,000	$5,000	$5,000	5% (1)

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Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
1	—	—	98,000	100,000	106,000	106,000	7.5%	100,000	5,300	5,300	5%
2	—	—	105,000	100,000	112,000	112,000	6.3%	105,000	5,600	5,600	5%
3	—	—	120,000	120,000 (2)	120,000	120,000	0.0%	120,000	6,000	6,000	5%
3.5	—	6,000	114,000	120,000	120,000	114,000	0.0%	114,000	6,000	—	5%
4	—	—	115,000	120,000	120,000 (3)	115,000	0.0%	115,000	6,000	6,000	5%
5	—	—	110,000	120,000	127,200	121,900	9.8%	115,000	6,360	6,360	5%
6	—	—	140,000	140,000	140,000	140,000	0.0%	140,000	8,400	8,400	6% (4)
7	—	—	120,000	140,000	148,400	148,400	19.1%	140,000	8,904	8,904	6%
7.5	—	10,000	110,000	138,619	146,936 (5)	136,033	19.1%	129,803	8,816	—	6%
8	—	—	105,000	138,619	146,936	136,033	22.8%	129,803	7,347	7,347	5% (6)
9	—	—	116,000	138,619	155,253	143,733	19.3%	129,803	9,315	9,315	6%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.25% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $8,904 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — SecureSource 4 Plus Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional paymemts to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$ 200,00	$100,000	$100,000	$100,000	0.0%	$100,000	$ 5,000	$ 5,000	5% (1)
1	—	—	98,000	200,000	100,000	107,000	107,000	8.4%	100,000	5,350	5,350	5%
2	—	—	105,000	200,000	100,000	114,000	114,000	7.9%	105,000	5,700	5,700	5%
3	—	—	122,000	200,000	122,000 (2)	122,000	122,000	0.0%	122,000	6,100	6,100	5%
4	—	—	115,000	200,000	122,000	130,540	130,540	11.9%	122,000	7,832	7,832	6%
5	—	—	108,000	200,000	122,000	139,080	139,080	22.3%	122,000	6,954	6,954	5% (3)
6	—	—	133,000	200,000	122,000	147,620	147,620	9.9%	133,000	8,857	8,857	6%
7	—	—	135,000	200,000	122,000	156,160	156,160	13.6%	135,000	9,370	9,370	6%
8	—	—	142,000	200,000	122,000	164,700	164,700	13.8%	142,000	9,882	9,882	6%
9	—	—	136,000	200,000	122,000	173,240	173,240	21.5%	142,000	8,662	8,662	5%
10	—	—	147,000	200,000	122,000	181,780	181,780	19.1%	147,000	10,907	10,907	6%
11	—	—			122,000	190,320	190,320	17.5%	157,000	11,419	11,419	6%
12	—	—	163,000	—	122,000	200,000 (4)	200,000	18.5%	163,000	12,000	12,000	6%
12.5	—	12,000	161,000	—	122,000	200,000 (5)	200,000	19.5%	151,000	12,000	—	6%
13	—	—	152,000	—	122,000	200,000	200,000	24.0%	152,000	10,000	10,000	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.35% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
(4)	The Base Doubler value was greater than the BB (after it was increased by the Annual Credit), the BB is increased to 200,000 and the Base Doubler changes to 0.
(5)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.

120    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

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Appendix F: Additional RMD Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

122    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Appendix G: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2015. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,676	1,226	791	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,941	1,377	589	267	93	2	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,552	10,397	3,655	—	—	—	—	—	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Accumulation unit value at end of period	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	23,479	26,320	29,234	31,529	36,454	41,940	48,731	56,747	81,683	93,343

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,317	15,638	11,699	3,226	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07
Accumulation unit value at end of period	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	37,714	33,526	33,040	33,359	39,535	45,791	55,353	51,095	74,966	74,221

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,625	587	150	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,669	5,364	2,048	—	—	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,275	1,150	553	251	40	9	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,105	1,051	707	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,599	4,707	3,248	1,392	844	229	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,505	2,761	1,137	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,314	5,297	3,910	1,839	1,102	414	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    123

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,791	2,668	2,699	2,020	1,190	353	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,571	5,034	5,954	1,172	825	694	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,478	6,903	4,568	2,838	1,107	225	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,061	15,213	15,891	1,475	587	160	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,288	5,718	5,271	6,013	3,544	836	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,033	7,333	8,266	9,260	12,277	16,307	20,723	26,849	22,702	32,712
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,556	1,650	1,074	553	92	23	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86
Accumulation unit value at end of period	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	40,321	37,322	38,404	40,265	46,053	55,090	65,626	73,795	92,416	104,302

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,608	3,837	2,142	1,603	889	432	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,685	1,824	428	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84,219	47,213	23,356	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	342,067	214,158	98,193	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,461,500	1,530,962	541,712	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,166,843	3,245,376	2,279,309	956,051	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,603	682	384	92	91	19	—	—	—	—

124    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,637	2,007	1,383	354	215	50	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,028	1,445	889	446	166	44	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,990	1,473	533	91	52	32	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,310	964	564	193	81	47	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,562	4,404	3,947	3,269	1,394	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,230	2,463	1,833	836	553	149	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,879	2,039	1,116	1,594	1,177	498	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,133	7,736	6,629	2,284	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	63,576	70,307	76,647	84,137	102,175	120,336	167,696	237,020	166,815	127,364

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Accumulation unit value at end of period	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	31,976	37,014	43,257	50,560	63,182	76,313	106,479	136,525	156,364	174,833

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,724	10,509	2,729	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,688	12,796	4,629	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Accumulation unit value at end of period	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	15,352	17,372	20,113	22,778	27,767	33,994	39,361	47,292	65,658	63,662

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09
Accumulation unit value at end of period	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42
Number of accumulation units outstanding at end of period (000 omitted)	9,355	11,090	12,772	14,443	18,246	22,799	28,730	36,256	46,935	55,078

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,469	9,367	5,007	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    125

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,401	382	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,537	7,340	4,139	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,482	8,642	5,339	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,008	5,319	1,772	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,160	2,244	1,944	60	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	7,362	7,359	9,102	10,929	13,639	18,753	168,562	128,192	72,177	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,086	2,470	1,416	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Accumulation unit value at end of period	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	17,604	21,703	22,161	24,763	28,483	30,235	35,891	43,832	51,479	45,869

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4,823	5,706	6,523	7,547	11,091	11,306	12,049	11,266	9,199	17,529

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,028	390	—	—	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	484	362	191	137	12	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30
Accumulation unit value at end of period	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	12,573	12,255	13,330	14,055	16,697	18,638	21,263	24,950	32,187	34,962

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08
Accumulation unit value at end of period	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	71,089	87,326	106,841	136,644	159,925	193,872	350,910	395,298	360,480	226,000

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25
Accumulation unit value at end of period	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	9,200	8,752	8,651	8,534	9,937	12,889	15,634	18,861	23,107	22,606

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	21,291	30,891	40,275	51,223	49,462	49,921	127,629	131,661	82,318	76,067

126    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,206	1,023	1,373	1,076	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,281	3,259	2,683	—	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,337	1,658	856	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194,758	199,324	205,762	177,549	153,074	45,018	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,338	2,028	1,882	1,851	479	120	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,051	2,342	1,428	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,994	1,633	1,568	1,542	739	310	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,306	3,874	2,717	1,263	833	244	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94,924	100,672	134,759	211,589	152,207	39,107	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,315	1,719	1,071	459	359	89	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,454	5,976	4,938	1,624	1,214	172	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,400	742	762	1,027	678	437	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,001	1,080	663	328	156	46	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	931	646	90	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	853	660	432	162	101	15	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    127

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,232	773	655	445	380	103	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,384	2,363	1,292	425	287	33	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,290,607	1,313,689	1,372,194	1,323,161	1,036,629	372,331	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	690,999	712,898	755,350	671,792	586,675	199,756	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299,356	321,778	370,454	457,930	335,257	125,196	—	—	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,232	860	771	700	442	57	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,923	2,953	2,042	906	442	140	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	724	101	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	804	129	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,375	1,418	1,032	618	230	26	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	761	406	298	177	51	6	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,380	2,748	1,496	533	369	28	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,055	765	536	295	193	10	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	976	838	748	447	224	132	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,813	987	635	123	59	6	—	—	—	—

128    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,011	575	549	756	268	35	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,963	1,157	857	588	340	45	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,506	1,014	613	308	172	74	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Accumulation unit value at end of period	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	6,749	7,586	9,027	10,721	13,842	9,802	11,212	13,585	18,131	21,391

Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Accumulation unit value at end of period	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7,984	7,461	8,750	10,201	12,890	18,266	20,853	19,000	23,653	17,655

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,464	1,908	770	—	—	—	—	—	—	—
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	150	95	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	222	125	66	204	65	21	25	50	38	4

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	612	472	141	—	—	—	—	—	—	—

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	858	897	960	914	1,036	1,001	881	939	802	213

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,580	1,019	438	37	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,927	1,176	918	518	547	809	907	375	619	350

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	51	49	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	218	85	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    129

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	185	109	35	25	9	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	90	229	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	321	296	137	59	31	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	224	152	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299	262	218	105	94	53	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	155	200	195	80	23	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,021	700	402	262	101	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	631	509	473	343	122	52	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	997	1,105	1,199	210	120	29	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	539	500	379	538	322	30	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.15	$1.16	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	229	276	260	247	399	496	668	887	819	748
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	79	67	44	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,113	893	538	502	397	470	728	476	499	10

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	285	531	605	129	30	—	—	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	378	177	88	—	—	—	—	—	—	—

130    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,334	1,046	807	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,181	4,376	2,147	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,098	8,344	2,515	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.18	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,548	20,925	12,152	5,776	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	37	32	19	7	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	33	32	26	12	13	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	245	50	48	27	35	12	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	154	73	47	17	14	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	11	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	309	350	177	95	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	90	60	68	54	56	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299	172	179	172	202	144	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	203	60	10	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,933	2,752	2,772	2,690	2,701	3,123	4,857	9,818	8,451	3,216

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,119	1,125	988	1,110	1,256	1,724	3,813	6,011	4,186	1,152

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    131

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,024	631	311	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,141	2,097	361	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	616	557	626	902	1,011	1,148	1,338	1,691	1,979	485

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	253	281	367	401	462	700	717	685	602	232

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	683	647	510	—	—	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	—	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	982	764	620	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	905	810	713	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,061	416	187	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	159	55	5	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	389	282	366	519	591	593	9,009	7,617	5,761	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	379	300	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	867	968	859	903	953	901	892	1,003	1,091	467

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	156	219	198	214	203	159	215	268	387	397

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	111	—	—	—	—	—	—	—	—	—

132    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	47	90	76	26	35	32	59	84	42	5

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	608	529	600	520	588	662	679	693	779	266

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,803	3,657	4,997	6,210	7,215	8,228	20,034	21,803	18,995	3,974

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	328	293	247	249	302	320	266	350	487	231

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	795	1,212	1,857	3,141	2,838	2,685	7,054	9,430	7,577	2,481

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	30	144	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	459	413	345	—	—	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	35	18	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,341	7,140	5,713	4,970	5,014	476	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	53	59	32	—	12	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	107	89	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	202	222	353	119	34	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	192	111	108	73	59	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,116	10,238	16,283	18,372	12,111	3,775	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	74	54	22	12	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    133

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	689	879	1,223	353	288	94	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	128	225	139	57	51	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	94	86	59	3	—	—	—	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	6	25	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	31	22	1	—	—	—	—	—	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	74	72	31	12	13	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	160	158	73	57	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,996	77,754	79,491	67,842	58,637	23,094	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,803	34,152	33,555	32,489	29,585	7,132	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,997	23,803	26,092	26,691	21,112	8,769	—	—	—	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	71	49	11	10	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	138	131	35	22	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	16	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	131	116	104	64	51	—	—	—	—

134    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	47	18	15	3	—	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	106	43	19	23	34	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	23	15	—	1	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	22	23	14	3	1	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	21	88	1	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	145	179	280	27	13	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	38	20	18	12	22	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	514	88	51	51	26	25	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	125	173	181	293	534	70	55	67	86	9

Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	254	302	301	335	344	388	377	334	363	74

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	435	268	45	—	—	—	—	—	—	—
Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	25	11	10	14	10	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	155	81	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    135

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	56	63	36	29	32	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	244	134	1	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	337	101	56	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	143	51	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	50	17	—	37	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	175	103	55	2	41	20

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	23	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	39	34	40	48	36	51

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	9	58	48	50	35

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	61	2	19	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	178	112	125	101	94	5

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	102	153	141	106	79	35

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	46	31	41	276	121	54

136    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.26	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	16	7	14	1	2	—
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	89	47	59	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	189	70	34	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	280	236	209	202	253	72

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	575	117	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,701	207	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	256	257	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,105	3,310	1,245	795	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	63	46	41	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	30	18	4	1	1	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	36	11	2	44	1	50

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	66	63	44	64	—	20

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	23	21	1	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	99	98	197	145	108	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    137

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	12	6	35	15	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	75	39	43	43	43	211

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	87	95	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	165	135	110	61	41	47

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	43	71	60	38	37	32

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	97	41	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	213	54	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21	7	7	27	25	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	36	44	11	10	11	19

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	80	34	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	65	6	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	215	18	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	40	27	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—

138    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	12	5	—	3	—	20

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	475	565	72	—	—	—

MFS ® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	84	175	109	60	60	23

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	15	19	8	6	7	32

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	24	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	6	3	2	2	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	88	83	1	2	1	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	124	119	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	24	16	1	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	37	58	256	136	35

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	122	104	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	365	260	177	197	178	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	19	77	89	51	32	8

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    139

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	42	42	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	105	91	100	108	94	36

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	59	73	53	13	12	27

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,488	4,746	4,786	4,524	4,417	1,365

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	9	30	36	44	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	233	298	316	142	184	7

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	97	80	85	24	21	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	23	17	12	37	4	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16	18	20	18	29	—

Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	8	—	9	40	1	—

Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	90	69	41	5	10	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	9,954	8,562	6,420	5,683	4,862	657

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,237	1,599	1,060	595	301	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,268	6,269	3,417	3,282	2,963	1,016

140    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	43	46	47	59	67	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	106	105	31	10	17	31

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	39	4	5	11	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	34	34	34	17	16	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	87	19	7	6	16	1

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	10	4	1	—	2	32

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	—	2	1	1	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	61	31	37	19	37	18

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	31	8	33	32	46	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	2	5	6	—	—

Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	91	96	96	56	64	32

Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	89	94	92	71	47	32

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    141

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	54	99	—	—	—
Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	104	28	—	—

AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	44	21	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	145	56	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	78	45	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$1.35	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	29	31	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	5	3	2	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	175	179	72	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	13	—	—

142    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	73	78	78	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.10	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	93	97	107	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	5	4	—
* Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	57	57	41	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	43	24	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	1,710	883	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	664	388	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	269	82	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	602	568	127	85

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	5	21	2	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    143

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	30	32	34	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6	16	2	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.53	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	3	2	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	34	17	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	16	3	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	55	51	6	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.35	$1.40	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	36	52	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	42	24	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	99	83	15	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	17	33	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	22	23	8	—

144    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	43	19	107	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	148	57	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	1	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	11	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—

MFS ® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	102	116	6	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	26	19	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    145

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	77	71	52	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	214	214	214	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$1.08	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	2	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	382	429	348	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	47	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	23	24	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—

Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

146    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.34	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	78	81	30	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,781	3,517	1,607	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	405	393	242	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,316	2,101	972	—

Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	46	47	31	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18	18	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    147

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	25	—	—

Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	12	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	—

148    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Independent Registered Public Accounting Firm	p. 4
Condensed Financial Information (Unaudited)	p. 5
Financial Statements

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    149

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, Inc.
©2008-2016 RiverSource Life Insurance Company. All rights reserved.
S-6594 CA (5/16)

PART B.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY®

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

May 1, 2016

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

S-6325 CA (5/16)

2	■ RIVERSOURCE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2015 was $425,969,636, in 2014 was $408,133,645 and in 2013 was $408,527,238. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2015 and December 31, 2014 and for each of the three years in the period ended December 31, 2015 and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2015 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2014 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

4	■ RIVERSOURCE VARIABLE ACCOUNT 10

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	46	33	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06
Accumulation unit value at end of period	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	24	34	37	48	60	76	69	49	61	653
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13
Accumulation unit value at end of period	$1.96	$1.94	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	243	196	213	310	314	321	388	452	1,081	1,374
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.78	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90
Accumulation unit value at end of period	$1.81	$1.78	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55
Number of accumulation units outstanding at end of period (000 omitted)	518	527	675	856	982	1,076	1,925	3,352	3,600	3,592
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.19	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	513	440	223	—	—	—	—	—	—	—
American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06
Accumulation unit value at end of period	$1.54	$1.53	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	10	10	20	155	352
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.67	$1.78	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17
Accumulation unit value at end of period	$1.67	$1.67	$1.78	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	286	281	141	48	48	65	263	286	389	365
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—
Accumulation unit value at end of period	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	155	425	445	385	101	153	1,289	1,327	1,710	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04
Accumulation unit value at end of period	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	199	189	81	80	98	73	91	72	187	2,939
American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$2.95	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61
Accumulation unit value at end of period	$2.82	$2.95	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	104	102	132	108	249	232	259	524	578	747
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.47	$2.20	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36
Accumulation unit value at end of period	$2.36	$2.47	$2.20	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	296	329	374	431	570	525	469	483	848	1,060
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	155	130	103	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (05/01/2000)
Accumulation unit value at beginning of period	$1.61	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05
Accumulation unit value at end of period	$1.56	$1.61	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	5	6	6	10	24	21	18
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	107	101	46	73	49	109	136	127	65	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10
Accumulation unit value at end of period	$1.88	$1.86	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	530	441	428	363	580	634	733	602	372	459

RIVERSOURCE VARIABLE ACCOUNT 10 ■	5

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.73	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.55	$0.73	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	191	42	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.49	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85
Accumulation unit value at end of period	$1.49	$1.49	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	366	359	386	508	464	565	877	1,397	1,682	2,453
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	1	1	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.53	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53
Accumulation unit value at end of period	$2.44	$2.53	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,308	1,443	1,536	1,770	2,153	7,610	8,565	9,289	9,434
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.91	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.91	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	89	43	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.46	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58
Accumulation unit value at end of period	$2.23	$2.46	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	695	703	738	743	843	1,028	1,522	2,437	1,993	2,144
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.84	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38
Accumulation unit value at end of period	$1.72	$1.84	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	392	578	726	1,005	1,122	1,599	3,215	2,861	3,115	2,645
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.21	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13
Accumulation unit value at end of period	$1.20	$1.21	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	493	825	441	309	514	613	2,492	10,988	11,779	8,286
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.40	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26
Accumulation unit value at end of period	$2.36	$2.40	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	650	740	847	722	695	706	639	713	1,605	1,925
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$0.93	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	493	494	435	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.96	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07
Accumulation unit value at end of period	$1.93	$1.96	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	934	984	924	2,007	1,306	1,132	5,111	2,233	2,599	2,358
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.88	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31
Accumulation unit value at end of period	$1.87	$1.88	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	976	1,053	1,574	2,726	2,923	3,828	10,140	8,140	9,540	7,272
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.11	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.11	$1.11	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	453	542	579	502	509	459	810	730	772	2,194
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.12	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67
Accumulation unit value at end of period	$1.21	$1.12	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	1,330	1,230	1,278	1,240	1,358	1,192	2,260	2,601	3,768	6,049
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88
Accumulation unit value at end of period	$1.62	$1.61	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	774	255	185	209	127	314	741	1,447	1,022	1,170

6	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	189	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,537	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	482	441	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,409	13,375	6,029	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,432	5,176	3,575	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$2.06	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26
Accumulation unit value at end of period	$2.16	$2.06	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	77	72	90	128	124	238	363	242	268	450
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.30	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20
Accumulation unit value at end of period	$2.17	$2.30	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	342	346	370	385	467	338	1,292	1,658	1,406	2,575
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.23	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92
Accumulation unit value at end of period	$1.28	$1.23	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	411	396	323	346	363	399	910	1,080	1,307	1,343
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.12	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14
Accumulation unit value at end of period	$2.00	$2.12	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	211	272	282	205	198	120	195	67	67	184
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$3.02	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61
Accumulation unit value at end of period	$2.91	$3.02	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	100	176	127	126	152	71	57	113	214	333
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.46	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24
Accumulation unit value at end of period	$1.47	$1.46	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	984	1,089	234	494	1,843	1,670	825	1,394	817	493
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	460	478	635	624	617	533	605	506	677	1,600
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	265	160	60	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,326	1,701	3,678	1,490	1,730	1,433	2,787	2,025	2,116	2,567
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00
Accumulation unit value at end of period	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,842	1,783	1,861	2,280	2,496	2,532	4,368	8,518	7,443	6,582

RIVERSOURCE VARIABLE ACCOUNT 10 ■	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.88	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04
Accumulation unit value at end of period	$1.83	$1.88	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	66	70	71	67	87	92	148	226	676	754
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.03	$1.85	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14
Accumulation unit value at end of period	$1.97	$2.03	$1.85	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	117	148	338	454	438	473	805	963	1,126	1,624
Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$5.71	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86
Accumulation unit value at end of period	$5.59	$5.71	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20
Number of accumulation units outstanding at end of period (000 omitted)	87	89	104	105	162	195	298	492	591	664
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.67	$3.48	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86
Accumulation unit value at end of period	$3.59	$3.67	$3.48	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	823	762	894	1,062	1,077	1,379	2,734	3,823	3,786	4,011
Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.47	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16
Accumulation unit value at end of period	$1.51	$1.47	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	21	24	25	15	20	20	28	48	92	298
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.76	$1.93	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42
Accumulation unit value at end of period	$1.81	$1.76	$1.93	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	343	320	359	344	464	548	558	771	890	1,130
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	43	59	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.91	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73
Accumulation unit value at end of period	$2.91	$2.91	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27
Number of accumulation units outstanding at end of period (000 omitted)	369	255	182	170	163	203	232	262	688	836
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.12	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	318	271	25	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.07	$1.95	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30
Accumulation unit value at end of period	$1.96	$2.07	$1.95	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	205	163	147	255	264	354	525	670	761	865
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$4.03	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14
Accumulation unit value at end of period	$3.71	$4.03	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49
Number of accumulation units outstanding at end of period (000 omitted)	221	321	286	301	212	215	352	465	576	738
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	159	108	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$4.69	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34
Accumulation unit value at end of period	$4.24	$4.69	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71
Number of accumulation units outstanding at end of period (000 omitted)	383	393	406	448	611	738	922	1,060	2,008	2,339
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	410	54	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.88	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79
Accumulation unit value at end of period	$2.81	$2.88	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	1	3	1	2	2	4	9	11	12	114
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.82	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05
Accumulation unit value at end of period	$1.81	$1.82	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	405	495	466	546	592	745	826	1,128	1,678	2,499

8	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.46	$1.35	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.46	$1.35	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	60	65	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.45	$1.35	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.35	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	40	78	283	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	316	130	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.12	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19
Accumulation unit value at end of period	$1.97	$2.12	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	519	554	557	670	788	719	2,639	3,700	3,639	4,892
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.59	$1.42	$1.09	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.59	$1.42	$1.09	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	160	191	149	100	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	288	158	149	117	103	132	403	73	115	1,114
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09
Accumulation unit value at end of period	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	372	272	249	273	294	380	2,658	2,794	1,479	105
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.43	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	89	87	87	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.42	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	92	63	50	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.29	$1.17	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73
Accumulation unit value at end of period	$1.38	$1.29	$1.17	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	368	435	445	477	506	618	411	351	275	418
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.14	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	148	142	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.23	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54
Accumulation unit value at end of period	$1.27	$1.23	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	18	18	29	28	34	34	30	30	51	125
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.03	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	208	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.22	$1.19	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.89	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41
Accumulation unit value at end of period	$0.93	$0.89	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	73	74	103	104	111	100	41	22	37	180
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	309	266	328	387	461	568	6,880	6,240	5,448	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.37	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93
Accumulation unit value at end of period	$1.24	$1.37	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	143	133	239	269	262	226	395	275	272	231
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	44	6	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.87	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90
Accumulation unit value at end of period	$1.82	$1.87	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	158	156	173	89	131	102	190	92	130	243
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.36	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38
Accumulation unit value at end of period	$2.85	$3.36	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	518	601	684	584	543	500	562	821	765	1,065
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00
Accumulation unit value at end of period	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	346	337	343	314	467	451	1,794	1,961	1,463	1,473
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00
Accumulation unit value at end of period	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	131	172	192	241	300	317	356	270	140	1,068
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	1	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	307	299	275	165	154	142	1,718	1,971	2,116	1,957
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.15	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31
Accumulation unit value at end of period	$2.21	$2.15	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	381	389	443	349	429	524	604	777	1,099	1,309
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.65	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09
Accumulation unit value at end of period	$1.60	$1.65	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,552	2,503	2,994	3,277	3,125	3,938	8,634	8,498	9,223	6,331
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.55	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26
Accumulation unit value at end of period	$2.39	$2.55	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	335	342	337	360	394	368	717	646	676	773
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	279	321	414	688	700	590	3,431	4,628	4,555	4,105
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	54	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	63	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.50	$1.97	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10
Accumulation unit value at end of period	$2.68	$2.50	$1.97	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	162	113	104	52	50	40	27	111	67	195

10	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.59	$1.71	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30
Accumulation unit value at end of period	$1.58	$1.59	$1.71	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	86	30	24	20	24	32	57	91	69	164
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.90	$1.68	$1.24	$1.07	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	33	30	123	123	139	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$4.37	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83
Accumulation unit value at end of period	$3.80	$4.37	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41
Number of accumulation units outstanding at end of period (000 omitted)	20	20	23	30	34	39	66	81	358	405
Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$3.57	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92
Accumulation unit value at end of period	$3.23	$3.57	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37
Number of accumulation units outstanding at end of period (000 omitted)	26	27	27	27	33	38	62	123	175	287
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	219	180	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.23	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,799	1,788	1,803	1,277	1,257	395	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.55	$1.47	$1.23	$1.09	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,778	9,239	15,408	16,382	18,860	26,354	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	248	52	32	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.45	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05
Accumulation unit value at end of period	$1.42	$1.45	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	465	466	581	768	1,132	1,988	5,705	2,307	2,713	2,959
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,445	2,701	3,557	5,335	1,443	1,174	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	369	3,064	6,408	4,175	8,371	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	10	3	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00
Accumulation unit value at end of period	$1.77	$1.74	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	425	645	711	667	767	699	7,497	6,506	5,466	2,834
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.50	$1.50	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	275	271	183	200	264	276	7,045	4,641	3,570	3,666
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,869	3,010	3,851	4,778	4,194	507	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,957	13,455	13,901	17,266	21,448	21,627	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.22	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,794	2,877	3,380	1,378	1,064	2,007	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.22	$1.09	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,853	11,020	22,674	24,938	26,294	23,294	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.18	$1.09	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,459	2,282	1,477	1,950	1,471	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.18	$1.09	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,127	4,214	4,237	4,691	9,103	5,162	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$3.04	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61
Accumulation unit value at end of period	$2.74	$3.04	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	140	143	317	402	542	707	3,210	3,353	3,487	2,495
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.31	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13
Accumulation unit value at end of period	$2.30	$2.31	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	143	132	173	125	127	115	176	74	115	77
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	110	—	—	—	—	—	—	—	—
Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$3.17	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69
Accumulation unit value at end of period	$3.16	$3.17	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31
Number of accumulation units outstanding at end of period (000 omitted)	758	895	918	887	992	1,120	2,334	2,433	2,932	3,471
Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$3.32	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79
Accumulation unit value at end of period	$3.28	$3.32	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	571	543	598	631	895	1,057	2,350	3,272	3,659	3,852
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.10	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16
Accumulation unit value at end of period	$2.11	$2.10	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	—	2	2	4	4	7	31
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32
Accumulation unit value at end of period	$1.58	$1.56	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	188	156	166	278	311	337	2,398	408	500	669
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.42	$2.21	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23
Accumulation unit value at end of period	$2.34	$2.42	$2.21	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	75	85	73	109	148	121	298	182	331	421
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.24	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98
Accumulation unit value at end of period	$2.16	$2.24	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	87	96	110	136	160	198	225	258	231	84
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.00	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	23	17	—	—	—	—	—	—	—

12	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.09	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.35	$0.99	$1.00
Accumulation unit value at end of period	$1.68	$1.52	$1.35	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.00	—
Accumulation unit value at end of period	$0.73	$1.19	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$1.45	$1.52	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.37	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—
Accumulation unit value at end of period	$0.55	$0.72	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.00	—
Accumulation unit value at end of period	$1.39	$1.36	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$1.50	$1.50	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.95	$1.00	—
Accumulation unit value at end of period	$0.91	$0.93	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.91	$1.00	—
Accumulation unit value at end of period	$0.90	$0.91	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$0.91	$1.00	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$0.89	$0.96	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	13

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.15	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.61	$1.49	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.34	$1.02	$1.00
Accumulation unit value at end of period	$1.51	$1.51	$1.34	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.95	$1.00	—
Accumulation unit value at end of period	$0.99	$1.00	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—
Accumulation unit value at end of period	$0.97	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$1.39	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.58	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.15	$1.27	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.39	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.53	$1.39	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.50	$1.56	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

14	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.10	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.39	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.03	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.01	$1.00
Accumulation unit value at end of period	$1.46	$1.47	$1.32	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.40	$1.43	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	—
Accumulation unit value at end of period	$0.99	$1.01	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—
Accumulation unit value at end of period	$1.03	$1.12	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.42	$1.33	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.44	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.44	$1.44	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.99	$1.00	—
Accumulation unit value at end of period	$0.98	$1.04	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—
Accumulation unit value at end of period	$1.03	$1.13	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.00	—
Accumulation unit value at end of period	$1.02	$1.03	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.22	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	15

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.53	$1.46	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.00	—
Accumulation unit value at end of period	$1.14	$1.15	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.43	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.26	$0.92	$1.00
Accumulation unit value at end of period	$1.19	$1.27	$1.26	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.47	$1.49	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.35	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.00	—
Accumulation unit value at end of period	$0.96	$0.99	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.59	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$0.97	$1.07	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$0.98	$0.95	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—
Accumulation unit value at end of period	$1.00	$1.00	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.77	$1.00	—
Accumulation unit value at end of period	$0.54	$0.72	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.23	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.29	$1.23	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00	—
Accumulation unit value at end of period	$1.12	$1.13	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

16	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.05	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$0.99	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.28	$1.05	$1.00
Accumulation unit value at end of period	$1.19	$1.22	$1.28	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.09	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.12	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.05	$1.07	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—
Accumulation unit value at end of period	$1.00	$1.05	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.26	$0.98	$1.00
Accumulation unit value at end of period	$1.54	$1.40	$1.26	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$1.40	$1.40	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.19	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	5	3	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$1.41	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.13	$1.00
Accumulation unit value at end of period	$1.29	$1.31	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	17

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.30	$1.43	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.30	$0.96	$1.00
Accumulation unit value at end of period	$1.50	$1.42	$1.30	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.23	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.23	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.35	$0.97	$1.00
Accumulation unit value at end of period	$1.25	$1.33	$1.35	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.39	$1.37	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.18	$1.19	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$1.54	$1.55	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.39	$1.44	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.39	$0.93	$1.00
Accumulation unit value at end of period	$1.31	$1.36	$1.39	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.00	—
Accumulation unit value at end of period	$0.93	$1.00	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	932	699	542	—	—	—	—	—	—	—

18	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06
Accumulation unit value at end of period	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,366	1,644	1,917	2,217	3,348	4,452	5,299	3,750	4,111	14,120
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12
Accumulation unit value at end of period	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	23,500	28,225	34,405	40,750	48,468	55,671	68,595	84,420	116,725	135,093
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88
Accumulation unit value at end of period	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52
Number of accumulation units outstanding at end of period (000 omitted)	39,737	47,056	56,626	67,635	83,009	102,937	150,692	202,780	217,241	203,016
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,450	10,226	4,271	—	—	—	—	—	—	—
American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.49	$1.58	$1.30	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30	$1.04
Accumulation unit value at end of period	$1.49	$1.49	$1.58	$1.30	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	4,159	4,606	5,037	5,968	7,587	9,999	12,855	16,842	22,009	24,450
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16
Accumulation unit value at end of period	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	8,868	10,641	12,866	15,014	19,142	22,872	26,575	32,736	42,202	45,349
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—
Accumulation unit value at end of period	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	7,653	8,037	9,110	9,353	11,208	12,924	48,044	54,402	56,815	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04
Accumulation unit value at end of period	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	5,243	5,961	7,242	8,724	10,122	11,063	11,805	12,809	13,321	78,916
American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$2.86	$2.55	$1.95	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87	$1.59
Accumulation unit value at end of period	$2.73	$2.86	$2.55	$1.95	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	8,400	9,657	10,946	12,258	14,862	19,329	24,377	28,576	41,125	47,446
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35
Accumulation unit value at end of period	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	29,626	35,660	42,005	47,968	56,802	64,096	72,598	82,749	118,591	136,167
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,251	12,313	10,851	3,746	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (05/01/2000)
Accumulation unit value at beginning of period	$1.56	$1.43	$1.22	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12	$1.04
Accumulation unit value at end of period	$1.51	$1.56	$1.43	$1.22	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	8,548	9,533	10,738	11,585	12,719	14,304	15,940	18,431	21,893	24,975
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,379	1,846	1,999	1,455	1,187	1,271	1,551	1,524	1,080	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.37	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23	$1.08
Accumulation unit value at end of period	$1.82	$1.81	$1.65	$1.37	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	42,888	43,176	45,325	46,103	53,355	61,921	74,529	61,707	86,628	89,309
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.55	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	264	148	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,402	4,306	1,941	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.44	$1.26	$0.95	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96	$0.84
Accumulation unit value at end of period	$1.44	$1.44	$1.26	$0.95	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	99,258	111,603	136,765	160,002	186,291	218,715	257,537	301,682	383,078	450,207
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	954	886	732	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.46	$2.26	$1.80	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81	$1.52
Accumulation unit value at end of period	$2.38	$2.46	$2.26	$1.80	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	101,431	122,319	144,917	166,205	206,688	256,449	508,061	530,216	560,416	585,144
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.91	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.91	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,993	2,349	792	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.35	$2.43	$2.49	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05	$1.54
Accumulation unit value at end of period	$2.13	$2.35	$2.43	$2.49	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	22,226	26,833	33,013	38,627	46,641	56,730	80,593	111,551	89,546	89,672
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.79	$1.79	$1.95	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44	$1.36
Accumulation unit value at end of period	$1.67	$1.79	$1.79	$1.95	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	28,050	36,004	46,672	62,204	73,158	88,623	195,536	201,728	204,316	169,931
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.19	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16	$1.12
Accumulation unit value at end of period	$1.16	$1.17	$1.18	$1.19	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	50,441	60,289	76,751	96,155	124,252	134,040	197,288	399,214	286,121	258,492
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.32	$2.26	$2.15	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37	$1.25
Accumulation unit value at end of period	$2.28	$2.32	$2.26	$2.15	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	47,359	59,210	69,676	82,188	91,967	111,083	137,350	147,297	218,538	251,768
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,161	27,224	31,634	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.92	$1.86	$1.79	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14	$1.07
Accumulation unit value at end of period	$1.88	$1.92	$1.86	$1.79	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	24,814	30,197	36,897	46,830	49,398	56,452	229,076	128,653	116,516	109,316
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.80	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34	$1.30
Accumulation unit value at end of period	$1.81	$1.82	$1.74	$1.80	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	93,168	115,549	145,968	214,369	232,229	282,705	638,984	610,707	599,680	511,100
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.09	$1.10	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,761	10,063	12,641	15,548	20,933	26,527	32,788	41,006	32,112	59,299
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.10	$0.97	$0.75	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73	$0.66
Accumulation unit value at end of period	$1.19	$1.10	$0.97	$0.75	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	67,474	68,409	78,647	88,846	104,494	124,302	147,034	180,650	283,769	326,108
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.57	$1.40	$1.07	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00	$0.87
Accumulation unit value at end of period	$1.58	$1.57	$1.40	$1.07	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	41,507	46,410	52,071	57,241	65,653	77,987	91,208	100,420	127,010	139,008
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,113	2,198	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,101	1,037	250	—	—	—	—	—	—	—

20	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,914	3,681	1,043	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,517	19,479	5,574	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	289,766	312,945	99,233	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183,214	196,193	66,746	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23
Accumulation unit value at end of period	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	15,090	15,914	19,000	22,638	28,726	34,995	40,215	38,730	50,337	62,826
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19
Accumulation unit value at end of period	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	12,169	15,152	17,694	20,051	25,903	33,723	57,405	76,989	71,709	101,239
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.19	$1.31	$1.08	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12	$0.91
Accumulation unit value at end of period	$1.24	$1.19	$1.31	$1.08	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	17,829	19,193	22,743	26,232	32,942	39,494	48,442	55,412	75,421	80,961
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.07	$1.87	$1.37	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34	$1.14
Accumulation unit value at end of period	$1.95	$2.07	$1.87	$1.37	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6,782	10,454	11,118	8,170	9,950	10,640	6,269	5,696	7,988	7,937
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.94	$2.80	$1.90	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77	$1.60
Accumulation unit value at end of period	$2.83	$2.94	$2.80	$1.90	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	8,712	10,198	11,928	13,295	16,466	19,549	21,859	26,621	38,095	49,721
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.38	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25	$1.22
Accumulation unit value at end of period	$1.41	$1.41	$1.34	$1.38	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	29,036	34,815	43,683	65,849	78,480	95,906	109,059	125,698	120,018	125,729
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	17,134	19,487	24,974	31,771	38,081	37,446	39,767	30,400	17,045	51,380
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,060	8,699	8,510	3,246	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	45,917	61,310	86,779	67,900	74,599	74,514	162,181	119,741	111,086	103,830
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	83,777	99,718	116,341	135,683	162,922	192,769	269,589	398,515	294,643	244,121
Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.83	$1.67	$1.26	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15	$1.03
Accumulation unit value at end of period	$1.77	$1.83	$1.67	$1.26	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	14,915	17,137	19,829	23,385	28,379	37,384	48,395	58,690	78,090	92,368
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13
Accumulation unit value at end of period	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	33,898	39,470	47,015	55,533	65,028	77,301	92,559	113,690	148,743	173,861

RIVERSOURCE VARIABLE ACCOUNT 10 ■	21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$5.53	$5.25	$3.89	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15	$2.82
Accumulation unit value at end of period	$5.41	$5.53	$5.25	$3.89	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15
Number of accumulation units outstanding at end of period (000 omitted)	10,081	11,466	13,332	15,673	20,066	27,026	35,956	44,234	56,323	67,426
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85
Accumulation unit value at end of period	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	50,778	60,701	73,540	88,455	109,162	132,015	187,652	236,346	264,423	290,678
Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.42	$1.56	$1.21	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35	$1.15
Accumulation unit value at end of period	$1.46	$1.42	$1.56	$1.21	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	6,111	6,588	7,619	8,802	11,310	15,374	20,415	25,280	33,656	38,789
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40
Accumulation unit value at end of period	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	16,089	18,368	21,346	24,321	30,682	36,566	43,314	53,513	66,434	74,339
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,862	10,757	4,174	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.82	$2.47	$2.44	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23	$2.70
Accumulation unit value at end of period	$2.82	$2.82	$2.47	$2.44	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23
Number of accumulation units outstanding at end of period (000 omitted)	20,751	24,367	28,482	31,720	36,714	42,372	50,767	62,873	93,100	128,540
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,995	12,165	4,290	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29
Accumulation unit value at end of period	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	19,783	23,577	28,344	33,231	41,319	50,331	57,678	68,255	94,998	90,391
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$3.90	$3.91	$2.89	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45	$2.11
Accumulation unit value at end of period	$3.59	$3.90	$3.91	$2.89	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45
Number of accumulation units outstanding at end of period (000 omitted)	13,068	15,820	19,202	22,727	28,384	34,971	42,025	52,033	66,946	78,886
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,164	9,101	5,646	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$4.55	$4.04	$3.06	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67	$2.31
Accumulation unit value at end of period	$4.10	$4.55	$4.04	$3.06	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67
Number of accumulation units outstanding at end of period (000 omitted)	24,147	29,253	35,669	42,578	52,628	64,121	78,043	97,291	139,637	163,687
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	660	127	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.79	$2.63	$1.95	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97	$1.76
Accumulation unit value at end of period	$2.72	$2.79	$2.63	$1.95	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	1,412	1,587	1,852	1,993	2,476	3,153	3,757	4,574	6,389	8,977
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.77	$1.53	$1.12	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16	$1.04
Accumulation unit value at end of period	$1.75	$1.77	$1.53	$1.12	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	34,522	42,520	52,166	61,881	73,864	90,486	108,298	131,282	187,585	231,223
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.45	$1.35	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.35	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,594	6,229	7,021	8,151	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,234	25,717	37,224	45,878	—	—	—	—	—	—

22	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,830	5,961	3,989	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.07	$1.91	$1.42	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37	$1.19
Accumulation unit value at end of period	$1.93	$2.07	$1.91	$1.42	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	36,594	44,743	58,839	71,034	86,061	100,324	178,986	227,595	224,730	258,223
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.58	$1.41	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.58	$1.41	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,480	10,108	10,022	8,770	7,943	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	9,967	8,435	8,251	7,227	7,312	7,456	8,089	8,014	5,881	33,923
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09
Accumulation unit value at end of period	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	19,632	21,336	22,446	25,580	30,304	36,189	128,526	99,290	48,018	1,744
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.43	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,253	6,746	7,534	8,633	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,478	7,055	8,605	9,719	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73
Accumulation unit value at end of period	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	10,720	11,392	14,171	16,565	19,212	21,966	21,730	19,001	21,716	25,440
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,502	7,146	5,619	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.20	$1.08	$0.82	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60	$0.54
Accumulation unit value at end of period	$1.23	$1.20	$1.08	$0.82	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	7,685	8,454	9,787	11,184	13,345	16,104	19,522	23,257	27,632	29,699
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,003	5,580	2,585	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,412	1,936	2,094	252	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.59	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43	$0.40
Accumulation unit value at end of period	$0.90	$0.87	$0.80	$0.59	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	13,269	13,465	15,146	17,509	21,201	27,036	27,957	23,828	28,860	30,606
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	8,758	10,293	13,621	17,837	22,462	31,752	305,123	238,472	154,650	—
Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.33	$1.53	$1.35	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34	$0.92
Accumulation unit value at end of period	$1.21	$1.33	$1.53	$1.35	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	13,772	16,808	20,940	28,307	40,311	55,565	61,696	69,375	80,158	77,239
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,967	2,403	847	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	23

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,852	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.81	$1.97	$1.41	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99	$0.89
Accumulation unit value at end of period	$1.76	$1.81	$1.97	$1.41	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	11,054	13,024	17,289	20,047	25,583	25,934	28,887	32,039	42,261	51,188
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37
Accumulation unit value at end of period	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	22,267	28,660	32,640	38,539	46,187	47,357	56,324	67,989	78,212	71,164
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00
Accumulation unit value at end of period	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11,978	14,762	17,893	19,518	22,051	25,144	67,174	88,969	51,109	51,499
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	5,011	6,944	8,493	11,635	18,214	17,947	18,479	17,546	14,940	37,273
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	625	394	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,606	5,357	6,179	6,765	8,478	9,073	75,726	78,811	64,614	57,067
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.10	$2.07	$1.64	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52	$1.31
Accumulation unit value at end of period	$2.16	$2.10	$2.07	$1.64	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	16,675	17,576	19,743	21,566	26,339	29,183	31,543	36,705	48,173	51,514
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.61	$1.58	$1.60	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16	$1.09
Accumulation unit value at end of period	$1.56	$1.61	$1.58	$1.60	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	91,448	113,907	148,191	194,916	225,204	265,863	519,119	569,070	536,032	339,587
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.50	$2.25	$1.62	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43	$1.26
Accumulation unit value at end of period	$2.33	$2.50	$2.25	$1.62	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	10,064	11,134	12,453	13,918	16,342	19,999	23,658	27,205	34,265	34,462
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22,911	33,579	48,561	69,811	69,382	75,522	218,702	228,912	161,214	154,199
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	489	564	1,413	863	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,518	2,388	1,912	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09
Accumulation unit value at end of period	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	7,902	7,014	7,225	7,626	9,058	10,511	12,725	15,248	19,770	25,848
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29
Accumulation unit value at end of period	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	6,243	6,615	7,141	8,813	11,088	13,460	16,372	20,502	29,411	34,316
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.88	$1.67	$1.23	$1.07	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,757	9,746	10,340	11,916	14,126	17,030	—	—	—	—

24	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$4.23	$4.42	$3.68	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36	$2.80
Accumulation unit value at end of period	$3.68	$4.23	$4.42	$3.68	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36
Number of accumulation units outstanding at end of period (000 omitted)	2,541	2,991	3,723	4,560	6,206	8,319	10,284	12,388	16,842	20,156
Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$3.46	$3.34	$2.83	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32	$2.89
Accumulation unit value at end of period	$3.13	$3.46	$3.34	$2.83	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32
Number of accumulation units outstanding at end of period (000 omitted)	3,248	3,719	4,460	5,377	7,101	9,979	12,740	16,209	23,692	28,765
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,726	1,627	1,091	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60,288	63,443	68,358	59,074	57,559	22,643	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114,075	129,138	183,069	213,296	258,558	287,015	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,835	3,206	2,181	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.42	$1.32	$1.41	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05	$1.05
Accumulation unit value at end of period	$1.39	$1.42	$1.32	$1.41	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	30,622	37,782	51,052	72,377	82,435	92,837	302,524	171,393	147,400	161,490
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40,298	49,392	66,474	103,582	81,730	19,114	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65,986	78,435	116,673	217,500	212,474	171,495	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	503	411	128	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00
Accumulation unit value at end of period	$1.73	$1.71	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	29,670	36,025	44,031	55,443	70,116	86,635	378,240	310,527	204,077	121,798
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	8,047	9,697	12,078	13,840	18,111	24,428	303,537	183,635	117,605	123,150
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	332,868	381,681	402,208	377,699	318,883	150,412	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	868,373	1,018,857	1,191,618	1,322,146	1,448,513	1,625,658	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196,684	215,308	232,062	196,988	181,157	85,099	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.22	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428,536	508,398	710,239	837,813	998,828	1,122,490	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	25

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104,766	126,041	154,600	197,629	149,512	53,054	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197,656	251,755	329,684	449,177	439,108	454,692	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	94	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	575	207	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60
Accumulation unit value at end of period	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	16,653	20,098	25,397	31,851	39,424	48,893	149,191	156,845	148,793	126,637
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.26	$2.03	$1.51	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29	$1.12
Accumulation unit value at end of period	$2.25	$2.26	$2.03	$1.51	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	3,656	3,187	3,576	3,731	4,276	4,535	5,203	6,409	9,188	9,786
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,789	774	—	—	—	—	—	—	—	—
Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$3.08	$3.24	$2.67	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27	$1.67
Accumulation unit value at end of period	$3.06	$3.08	$3.24	$2.67	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27
Number of accumulation units outstanding at end of period (000 omitted)	33,012	38,989	46,513	53,436	66,511	80,435	131,326	142,736	164,570	186,862
Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$3.22	$3.10	$2.33	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89	$1.77
Accumulation unit value at end of period	$3.18	$3.22	$3.10	$2.33	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	41,194	48,912	59,078	69,932	84,309	102,578	155,213	176,483	212,646	235,960
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15
Accumulation unit value at end of period	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	7,663	8,314	8,990	10,621	12,268	15,176	19,120	25,423	37,314	40,046
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.52	$1.62	$1.37	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61	$1.32
Accumulation unit value at end of period	$1.54	$1.52	$1.62	$1.37	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	9,405	9,714	11,282	13,374	16,786	20,616	113,414	12,645	16,521	19,055
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22
Accumulation unit value at end of period	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	8,627	10,332	12,893	16,305	21,795	16,904	19,019	22,799	30,772	36,471
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97
Accumulation unit value at end of period	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8,952	9,801	12,946	15,400	20,502	28,351	31,042	29,488	35,670	25,726
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	897	1,272	811	—	—	—	—	—	—	—

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	478	377	215	—	—	—	—	—	—	—

26	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.09	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.40	$1.38	$1.33	$1.09	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,579	1,614	1,790	1,954	2,365	2,971	3,313	1,964	1,519	6,467
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.17	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4,654	5,163	5,717	5,898	5,814	5,889	6,136	5,992	7,074	1,936
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.85	$0.91	$0.75	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.86	$0.85	$0.91	$0.75	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	16,884	18,526	19,929	21,668	25,453	30,081	130,094	295,091	140,364	33,087
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.64	$1.20	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10	$1.00
Accumulation unit value at end of period	$2.03	$1.85	$1.64	$1.20	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,015	2,520	1,589	1,870	1,920	1,769	1,603	1,325	1,295	346
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,875	4,584	2,030	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.14	$1.86	$1.44	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.09	$2.14	$1.86	$1.44	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5,535	5,700	6,113	6,244	6,599	6,746	71,544	74,527	79,523	987
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.69	$1.25	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.94	$1.84	$1.69	$1.25	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,683	2,861	3,083	3,237	3,488	3,552	3,365	3,395	2,725	36,949
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.20	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.75	$1.56	$1.20	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	12,126	13,557	13,907	14,115	14,358	12,846	12,296	10,333	11,609	3,143
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,544	6,146	4,565	1,275	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,597	2,782	2,945	2,456	2,205	2,132	2,226	1,683	864	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.51	$1.25	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.64	$1.51	$1.25	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	13,463	10,849	9,898	7,709	7,342	8,118	9,918	2,682	3,274	829
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.55	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205	123	38	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,034	2,285	684	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$1.88	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	291	259	133	118	80	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.51	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.72	$1.51	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,605	2,926	2,354	2,497	1,867	1,258	1,264	1,237	1,353	461
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	656	413	393	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	971	1,126	1,152	1,085	824	316	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.40	$1.11	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.47	$1.52	$1.40	$1.11	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	37,664	43,288	48,374	51,118	58,110	66,039	784,644	581,359	300,203	93,936
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	773	895	296	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,470	1,916	1,819	1,647	1,374	398	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.58	$1.62	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34	$1.00
Accumulation unit value at end of period	$1.38	$1.53	$1.58	$1.62	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	11,124	12,868	14,575	15,793	17,567	19,363	96,670	170,447	72,075	18,150
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.14	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	750	1,081	1,425	1,533	865	406	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.30	$1.42	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.21	$1.30	$1.30	$1.42	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10,289	12,071	15,294	18,657	19,772	21,158	313,653	259,518	199,962	41,689
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	723	676	800	515	2,071	1,047	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	14,445	18,128	24,234	25,597	32,019	38,057	56,313	97,399	60,832	34,337
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.36	$1.30	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,271	2,439	3,199	3,149	1,786	859	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.76	$1.67	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.77	$1.81	$1.76	$1.67	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	13,879	16,298	16,769	18,038	16,330	17,925	18,658	13,874	16,917	6,215
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,299	11,354	12,400	1,012	505	123	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.73	$1.66	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.75	$1.78	$1.73	$1.66	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9,588	10,923	13,238	15,227	14,836	15,925	425,767	209,056	151,929	49,975
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,041	2,170	2,008	3,372	2,062	1,102	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.40	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.41	$1.41	$1.35	$1.40	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	28,325	32,493	40,444	59,211	58,892	63,231	972,289	788,507	586,913	145,290
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.30	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5,204	5,313	5,975	6,783	8,041	9,469	10,385	10,806	7,134	23,001
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

28	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.78	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	447	341	409	310	401	75	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.49	$1.16	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.83	$1.69	$1.49	$1.16	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,679	4,117	4,264	3,914	3,901	4,320	4,123	3,524	4,502	1,470
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.59	$1.22	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.79	$1.79	$1.59	$1.22	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,639	9,122	8,860	7,379	6,657	6,003	5,694	4,520	3,380	1,079
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.08	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,798	1,066	633	469	457	299	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,048	459	82	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,171	12,021	5,181	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81,580	78,409	21,256	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,475,624	1,431,347	446,881	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	993,340	1,003,801	297,687	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.53	$1.18	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	374	173	194	153	91	12	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.59	$1.22	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05	$1.00
Accumulation unit value at end of period	$1.77	$1.69	$1.59	$1.22	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,034	2,711	3,047	3,034	3,411	3,871	3,392	1,407	1,461	338
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.83	$1.34	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	390	394	216	222	75	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.18	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.79	$1.61	$1.18	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9,959	11,070	11,990	12,608	14,876	17,892	66,735	94,511	58,370	50,393
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.21	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,106	322	465	356	349	138	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.36	$1.12	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.24	$1.36	$1.12	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,637	3,110	3,326	3,480	3,977	4,182	4,460	3,440	3,482	1,285
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.88	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203	282	230	181	197	23	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.18	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.78	$1.61	$1.18	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,766	3,500	3,252	2,101	2,007	1,680	915	794	881	285
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.98	$1.35	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	109	119	66	67	17	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.72	$1.17	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.74	$1.81	$1.72	$1.17	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,939	1,995	2,065	1,803	2,236	1,954	1,459	1,213	1,104	397
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,502	1,617	1,677	1,807	1,305	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.93	$1.44	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	628	868	884	817	665	199	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	332	216	191	369	466	271	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.09	$1.13	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.15	$1.09	$1.13	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8,651	10,291	12,118	20,952	18,934	22,090	19,314	18,319	9,945	2,091
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.66	$0.80	$0.90	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.49	$0.66	$0.80	$0.90	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,148	6,616	7,283	8,763	10,196	8,793	8,768	6,606	4,051	23,928
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,399	2,598	2,058	633	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.26	$1.08	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.22	$1.26	$1.08	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,394	2,389	2,418	2,088	2,417	2,788	3,106	3,075	2,094	733
Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.29	$1.25	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.29	$1.25	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	20,460	24,303	31,136	23,093	23,748	23,794	261,015	165,981	112,633	46,638
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.63	$1.25	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.80	$1.80	$1.63	$1.25	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	37,806	40,726	43,929	46,775	50,040	52,513	180,001	379,751	246,455	94,738
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.79	$1.33	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09	$1.00
Accumulation unit value at end of period	$1.83	$1.88	$1.79	$1.33	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	27,594	31,163	34,636	36,939	41,822	44,384	199,837	248,092	127,339	36,125
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.32	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.23	$1.20	$1.32	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,239	7,187	7,439	7,248	8,862	9,733	10,921	10,113	8,721	2,653
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,619	3,661	1,039	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$0.93	$0.91	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$0.93	$0.91	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	11,058	11,820	12,529	12,218	12,544	12,512	13,465	13,508	15,015	6,443

30	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,304	6,124	1,815	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.42	$1.12	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.51	$1.42	$1.12	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	11,668	13,106	14,378	15,322	16,523	16,807	17,365	17,652	20,093	5,798
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.73	$1.28	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09	$1.00
Accumulation unit value at end of period	$1.58	$1.73	$1.73	$1.28	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	8,036	9,848	10,846	11,090	12,614	12,529	13,709	12,625	11,602	4,228
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,032	4,285	1,816	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	287	109	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,664	5,882	5,863	5,828	6,322	6,259	7,238	7,321	9,453	4,040
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,177	2,319	2,290	2,217	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,207	2,204	1,391	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.17	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.58	$1.70	$1.57	$1.17	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,121	10,501	11,838	13,184	14,753	16,418	201,934	251,843	151,420	67,895
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.56	$1.39	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,464	4,444	4,691	3,837	3,425	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.25	$1.90	$1.37	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$2.30	$2.25	$1.90	$1.37	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6,091	5,017	4,342	3,559	3,626	3,184	3,258	3,220	2,213	16,983
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.53	$1.30	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.47	$1.52	$1.53	$1.30	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9,472	9,619	9,422	10,018	10,765	11,342	238,183	191,749	79,002	607
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,127	1,767	1,745	1,716	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,692	4,610	2,674	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,433	2,045	776	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,343	2,786	2,323	63	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	31

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	7,268	7,532	9,620	11,784	13,258	15,295	639,872	430,107	255,815	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,469	2,372	370	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,372	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.26	$2.03	$1.70	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$1.91	$2.26	$2.03	$1.70	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	14,038	16,754	16,808	17,920	17,962	16,579	17,912	18,559	16,501	4,446
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.28	$1.26	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.44	$1.28	$1.26	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	5,997	6,770	7,323	7,544	8,256	8,650	96,054	117,566	42,226	21,964
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.93	$1.91	$1.40	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.80	$1.93	$1.91	$1.40	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,442	4,069	4,661	5,355	6,756	6,158	5,604	4,975	4,591	17,766
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	30	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.05	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.18	$1.23	$1.05	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,611	2,766	3,017	3,459	3,961	4,163	137,644	119,726	86,117	26,194
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.66	$1.22	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.78	$1.81	$1.66	$1.22	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,526	1,573	1,512	1,214	1,392	1,455	1,127	833	629	164
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.45	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.45	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,669	1,878	1,805	1,658	1,883	2,050	2,171	1,604	1,833	138
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.58	$1.25	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.64	$1.60	$1.58	$1.25	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	8,125	7,665	7,968	8,142	8,569	8,021	7,911	7,145	6,835	2,542
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.47	$1.49	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.45	$1.49	$1.47	$1.49	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	33,509	38,596	47,078	57,221	60,624	65,085	577,448	420,661	316,103	64,310
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.24	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.78	$1.91	$1.73	$1.24	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	6,004	6,045	6,265	6,322	6,884	7,403	8,026	7,814	7,765	3,088
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.47	$1.48	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.47	$1.47	$1.48	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10,503	14,089	18,682	23,468	20,990	18,465	351,435	346,275	235,995	82,883
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	188	286	246	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,028	909	661	—	—	—	—	—	—	—

32	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,036	1,692	1,001	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294,272	295,390	319,087	288,564	249,264	79,955	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	315,909	351,169	528,534	569,607	673,876	709,794	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.11	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	553	637	795	363	370	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,843	1,113	700	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	373	403	517	1,263	1,140	163	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.29	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.38	$1.29	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9,613	10,923	13,180	18,165	18,865	19,071	489,118	159,105	125,450	53,228
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.25	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,130	1,388	1,114	1,025	924	276	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79,356	86,974	111,142	179,383	124,664	37,862	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201,988	230,224	337,162	632,917	517,244	407,564	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,114	752	640	350	453	143	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.16	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,418	1,889	1,208	975	376	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	614	603	763	894	695	369	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	329	313	302	295	206	67	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	323	217	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	430	260	209	218	92	64	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	33

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.25	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09	$1.00
Accumulation unit value at end of period	$1.84	$1.82	$1.67	$1.25	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	15,682	17,481	20,128	23,250	26,127	29,159	626,487	391,002	205,091	48,403
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	335	343	296	219	138	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	6,081	6,597	8,304	9,484	11,367	12,854	634,379	315,690	173,483	64,829
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.77	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	357	403	284	147	87	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,543,741	1,584,772	1,702,393	1,710,156	1,372,850	543,150	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,241,769	3,477,583	3,816,277	3,811,596	3,866,447	4,048,660	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	985,364	1,045,332	1,171,461	1,155,594	1,004,346	382,806	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,140,429	1,268,064	1,972,689	2,256,097	2,609,307	2,821,858	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238,103	258,787	329,279	429,367	310,373	130,486	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	575,433	665,239	860,888	1,156,617	1,071,873	1,012,023	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.72	$1.33	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	208	263	261	175	52	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,134	1,228	1,088	1,065	707	214	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	28	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	35	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.72	$1.36	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	286	360	379	366	213	15	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.85	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	168	170	128	140	11	—	—	—	—

34	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	859	722	598	408	382	65	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.94	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	128	166	154	120	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.75	$1.31	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	193	234	212	134	73	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.71	$1.28	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.56	$1.73	$1.71	$1.28	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,967	5,542	6,596	7,960	9,513	11,214	373,857	309,935	185,435	24,338
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	213	234	145	82	9	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	451	466	508	824	320	184	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.78	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	689	669	752	563	230	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.73	$1.28	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.91	$1.92	$1.73	$1.28	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,808	1,524	1,483	1,530	1,610	922	738	671	780	107
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.03	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,944	613	203	218	67	39	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.76	$1.45	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.67	$1.76	$1.45	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	16,539	18,169	20,183	21,094	24,125	26,504	187,502	120,530	56,104	23,903
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.76	$1.33	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.80	$1.83	$1.76	$1.33	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	13,474	15,273	17,494	18,923	21,342	22,943	153,936	123,418	77,217	9,756
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.18	$0.99	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17	$1.00
Accumulation unit value at end of period	$1.12	$1.11	$1.18	$0.99	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,345	5,063	5,763	7,030	7,768	8,294	298,706	4,123	4,214	1,467
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.75	$1.35	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.84	$1.92	$1.75	$1.35	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,666	4,010	4,561	4,859	5,638	2,066	2,178	1,767	2,129	556
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.09	$2.15	$1.44	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$2.02	$2.09	$2.15	$1.44	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5,172	5,436	6,304	6,577	7,143	8,077	7,416	5,757	5,179	1,212
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	537	596	258	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	35

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,676	1,226	791	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06
Accumulation unit value at end of period	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	981	1,097	1,106	1,313	1,642	2,571	3,654	2,593	2,415	5,609
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11
Accumulation unit value at end of period	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	15,071	17,244	20,041	23,312	28,840	33,656	41,871	53,105	74,246	84,552
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86
Accumulation unit value at end of period	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49
Number of accumulation units outstanding at end of period (000 omitted)	22,777	26,270	31,753	38,807	49,799	63,534	93,058	122,930	135,634	127,479
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,941	1,377	589	267	93	2	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,552	10,397	3,655	—	—	—	—	—	—	—
American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.44	$1.54	$1.27	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28	$1.03
Accumulation unit value at end of period	$1.44	$1.44	$1.54	$1.27	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	3,417	3,797	4,384	5,102	6,878	9,446	13,469	17,171	22,876	26,483
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15
Accumulation unit value at end of period	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	5,982	6,783	7,794	8,843	10,596	12,837	15,628	19,242	25,059	26,700
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	6,055	6,214	6,845	6,830	7,355	8,798	25,355	30,504	28,466	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04
Accumulation unit value at end of period	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3,222	3,475	3,871	4,871	5,322	5,909	6,957	7,931	8,170	35,411
American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$2.78	$2.48	$1.90	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84	$1.57
Accumulation unit value at end of period	$2.64	$2.78	$2.48	$1.90	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	6,487	7,623	9,064	10,633	12,699	16,669	22,547	27,547	40,862	47,256
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Accumulation unit value at end of period	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	23,479	26,320	29,234	31,529	36,454	41,940	48,731	56,747	81,683	93,343
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,317	15,638	11,699	3,226	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (05/01/2000)
Accumulation unit value at beginning of period	$1.51	$1.39	$1.19	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10	$1.02
Accumulation unit value at end of period	$1.47	$1.51	$1.39	$1.19	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,176	5,003	5,639	6,095	6,505	8,238	9,852	12,240	17,034	19,334
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,358	1,587	1,652	1,133	926	1,019	1,436	1,203	741	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07
Accumulation unit value at end of period	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	37,714	33,526	33,040	33,359	39,535	45,791	55,353	51,095	74,966	74,221

36	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,625	587	150	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,669	5,364	2,048	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,275	1,150	553	251	40	9	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.40	$1.22	$0.92	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94	$0.82
Accumulation unit value at end of period	$1.39	$1.40	$1.22	$0.92	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	51,782	57,394	69,472	84,369	100,737	120,427	147,939	180,807	242,876	290,744
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,105	1,051	707	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,599	4,707	3,248	1,392	844	229	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.39	$2.20	$1.75	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79	$1.51
Accumulation unit value at end of period	$2.30	$2.39	$2.20	$1.75	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	60,130	73,666	87,069	99,992	126,113	156,962	307,581	329,220	363,274	383,460
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,505	2,761	1,137	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,314	5,297	3,910	1,839	1,102	414	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.29	$2.36	$2.43	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02	$1.53
Accumulation unit value at end of period	$2.06	$2.29	$2.36	$2.43	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	12,958	15,636	18,677	22,279	27,455	33,567	47,289	61,879	50,491	51,867
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,791	2,668	2,699	2,020	1,190	353	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.74	$1.74	$1.90	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42	$1.34
Accumulation unit value at end of period	$1.61	$1.74	$1.74	$1.90	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	22,985	28,727	36,258	48,278	56,664	68,524	137,253	142,773	141,675	123,834
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,571	5,034	5,954	1,172	825	694	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14	$1.10
Accumulation unit value at end of period	$1.12	$1.14	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	35,229	39,251	50,331	61,799	82,185	92,405	140,419	290,095	247,870	211,744
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,478	6,903	4,568	2,838	1,107	225	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.25	$2.20	$2.09	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35	$1.23
Accumulation unit value at end of period	$2.21	$2.25	$2.20	$2.09	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	38,674	48,391	55,214	64,192	73,576	89,489	111,734	125,862	186,775	221,767

RIVERSOURCE VARIABLE ACCOUNT 10 ■	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,061	15,213	15,891	1,475	587	160	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.88	$1.83	$1.76	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14	$1.06
Accumulation unit value at end of period	$1.84	$1.88	$1.83	$1.76	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	17,356	20,662	24,731	32,890	34,819	39,448	141,698	76,770	65,977	61,812
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,288	5,718	5,271	6,013	3,544	836	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.77	$1.69	$1.75	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32	$1.28
Accumulation unit value at end of period	$1.75	$1.77	$1.69	$1.75	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	71,097	85,500	107,141	156,667	174,738	214,494	447,493	430,993	408,270	351,043
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,033	7,333	8,266	9,260	12,277	16,307	20,723	26,849	22,702	32,712
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,556	1,650	1,074	553	92	23	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.06	$0.94	$0.73	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72	$0.66
Accumulation unit value at end of period	$1.15	$1.06	$0.94	$0.73	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	37,899	37,413	44,063	51,318	60,544	72,817	90,930	116,110	186,447	216,237
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86
Accumulation unit value at end of period	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	40,321	37,322	38,404	40,265	46,053	55,090	65,626	73,795	92,416	104,302
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,608	3,837	2,142	1,603	889	432	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,685	1,824	428	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84,219	47,213	23,356	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	342,067	214,158	98,193	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,461,500	1,530,962	541,712	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,166,843	3,245,376	2,279,309	956,051	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,603	682	384	92	91	19	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22
Accumulation unit value at end of period	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	8,696	9,107	10,976	13,009	16,901	21,606	26,343	25,504	35,043	43,939

38	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,637	2,007	1,383	354	215	50	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19
Accumulation unit value at end of period	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	7,691	9,450	10,346	11,045	14,817	19,331	32,037	45,362	43,555	54,642
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,028	1,445	889	446	166	44	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.05	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11	$0.90
Accumulation unit value at end of period	$1.20	$1.15	$1.27	$1.05	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	11,586	12,233	14,336	16,902	21,875	27,645	35,421	42,730	58,762	64,541
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,990	1,473	533	91	52	32	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.03	$1.84	$1.35	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34	$1.13
Accumulation unit value at end of period	$1.91	$2.03	$1.84	$1.35	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	5,339	7,377	6,539	4,932	6,465	6,063	3,736	2,900	4,152	4,707
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,310	964	564	193	81	47	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.85	$2.72	$1.85	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74	$1.58
Accumulation unit value at end of period	$2.74	$2.85	$2.72	$1.85	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	5,623	6,640	7,407	8,170	10,076	12,744	15,189	18,734	28,329	38,372
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,562	4,404	3,947	3,269	1,394	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,230	2,463	1,833	836	553	149	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,879	2,039	1,116	1,594	1,177	498	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.34	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24	$1.20
Accumulation unit value at end of period	$1.37	$1.36	$1.30	$1.34	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	25,128	29,517	37,054	52,934	61,501	78,228	88,306	108,778	104,637	108,222
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	12,146	14,175	17,008	21,622	25,966	26,305	26,662	22,011	12,631	26,224
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,133	7,736	6,629	2,284	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	38,705	50,073	65,553	50,815	55,759	56,862	105,964	79,727	71,987	59,159
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	63,576	70,307	76,647	84,137	102,175	120,336	167,696	237,020	166,815	127,364

RIVERSOURCE VARIABLE ACCOUNT 10 ■	39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.77	$1.62	$1.23	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14	$1.01
Accumulation unit value at end of period	$1.71	$1.77	$1.62	$1.23	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	11,131	13,602	16,171	19,404	23,702	32,463	43,167	55,844	75,513	89,221
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12
Accumulation unit value at end of period	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	20,243	23,702	28,446	32,761	38,733	47,072	57,593	72,387	96,482	112,864
Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$5.37	$5.10	$3.79	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11	$2.79
Accumulation unit value at end of period	$5.24	$5.37	$5.10	$3.79	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11
Number of accumulation units outstanding at end of period (000 omitted)	7,300	8,686	10,285	12,401	16,339	22,725	32,282	41,030	52,936	63,504
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Accumulation unit value at end of period	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	31,976	37,014	43,257	50,560	63,182	76,313	106,479	136,525	156,364	174,833
Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.38	$1.52	$1.18	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33	$1.14
Accumulation unit value at end of period	$1.42	$1.38	$1.52	$1.18	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	4,437	4,851	5,705	7,128	9,288	14,044	19,097	24,686	32,307	37,262
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39
Accumulation unit value at end of period	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	10,509	11,977	14,012	16,360	20,346	24,715	29,954	37,943	48,192	52,627
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,724	10,509	2,729	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.74	$2.40	$2.37	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18	$2.66
Accumulation unit value at end of period	$2.73	$2.74	$2.40	$2.37	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18
Number of accumulation units outstanding at end of period (000 omitted)	13,307	15,352	17,380	18,941	21,820	25,510	31,073	39,491	59,503	81,589
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,688	12,796	4,629	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Accumulation unit value at end of period	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	15,352	17,372	20,113	22,778	27,767	33,994	39,361	47,292	65,658	63,662
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09
Accumulation unit value at end of period	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42
Number of accumulation units outstanding at end of period (000 omitted)	9,355	11,090	12,772	14,443	18,246	22,799	28,730	36,256	46,935	55,078
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,469	9,367	5,007	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$4.41	$3.92	$2.98	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63	$2.29
Accumulation unit value at end of period	$3.97	$4.41	$3.92	$2.98	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63
Number of accumulation units outstanding at end of period (000 omitted)	15,170	18,356	22,012	26,253	33,368	41,459	51,883	65,990	96,413	112,452
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,401	382	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.71	$2.56	$1.90	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94	$1.74
Accumulation unit value at end of period	$2.63	$2.71	$2.56	$1.90	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	974	1,131	1,370	1,617	2,042	3,152	3,988	5,064	7,429	9,981
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.71	$1.49	$1.09	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15	$1.02
Accumulation unit value at end of period	$1.70	$1.71	$1.49	$1.09	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	23,888	27,852	32,151	38,124	45,869	57,775	70,758	87,685	126,734	160,736

40	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,396	4,080	4,650	5,741	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,774	12,892	17,219	21,813	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,537	7,340	4,139	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.03	$1.87	$1.39	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36	$1.18
Accumulation unit value at end of period	$1.88	$2.03	$1.87	$1.39	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	20,412	24,290	30,112	35,922	43,939	51,081	95,224	120,656	113,380	130,395
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,126	5,516	5,509	4,566	4,289	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,813	5,708	5,335	4,583	4,633	4,675	5,414	5,240	3,964	15,226
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09
Accumulation unit value at end of period	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	15,354	15,999	15,539	17,045	20,480	24,477	76,801	53,711	23,729	1,198
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,277	4,465	5,337	6,385	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,527	3,767	4,529	5,179	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72
Accumulation unit value at end of period	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	5,647	6,136	7,262	8,097	9,279	10,745	11,446	8,853	10,072	12,094
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,482	8,642	5,339	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.16	$1.05	$0.80	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59	$0.53
Accumulation unit value at end of period	$1.20	$1.16	$1.05	$0.80	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	3,910	4,202	4,877	5,538	6,760	9,504	12,181	15,191	18,083	20,670
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,008	5,319	1,772	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,160	2,244	1,944	60	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.84	$0.78	$0.58	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42	$0.40
Accumulation unit value at end of period	$0.87	$0.84	$0.78	$0.58	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42
Number of accumulation units outstanding at end of period (000 omitted)	7,403	7,502	8,912	10,178	12,352	16,131	19,312	16,671	19,559	22,668
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	7,362	7,359	9,102	10,929	13,639	18,753	168,562	128,192	72,177	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	41

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.29	$1.49	$1.31	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33	$0.91
Accumulation unit value at end of period	$1.17	$1.29	$1.49	$1.31	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	10,549	12,453	15,967	20,796	28,873	39,710	46,612	54,116	64,174	61,879
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,086	2,470	1,416	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,780	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.76	$1.92	$1.37	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98	$0.88
Accumulation unit value at end of period	$1.71	$1.76	$1.92	$1.37	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	7,470	9,073	12,730	14,561	18,476	17,906	20,432	22,831	31,915	38,120
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Accumulation unit value at end of period	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	17,604	21,703	22,161	24,763	28,483	30,235	35,891	43,832	51,479	45,869
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	8,633	9,869	11,018	11,521	13,857	16,073	38,794	50,326	29,814	27,318
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4,823	5,706	6,523	7,547	11,091	11,306	12,049	11,266	9,199	17,529
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,028	390	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,296	3,552	3,805	3,744	4,654	5,093	40,525	41,079	30,611	26,517
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	484	362	191	137	12	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30
Accumulation unit value at end of period	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	12,573	12,255	13,330	14,055	16,697	18,638	21,263	24,950	32,187	34,962
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08
Accumulation unit value at end of period	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	71,089	87,326	106,841	136,644	159,925	193,872	350,910	395,298	360,480	226,000
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25
Accumulation unit value at end of period	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	9,200	8,752	8,651	8,534	9,937	12,889	15,634	18,861	23,107	22,606
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	21,291	30,891	40,275	51,223	49,462	49,921	127,629	131,661	82,318	76,067
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,206	1,023	1,373	1,076	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,281	3,259	2,683	—	—	—	—	—	—	—

42	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08
Accumulation unit value at end of period	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,933	4,272	4,170	4,303	5,005	5,824	7,349	8,551	11,073	13,569
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27
Accumulation unit value at end of period	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	4,323	4,355	4,853	5,772	7,324	8,590	10,504	13,381	18,697	21,524
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.87	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,636	6,247	6,713	7,461	9,245	11,503	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$4.11	$4.30	$3.59	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32	$2.76
Accumulation unit value at end of period	$3.56	$4.11	$4.30	$3.59	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32
Number of accumulation units outstanding at end of period (000 omitted)	2,098	2,559	3,219	4,108	5,376	7,434	9,775	11,919	16,534	20,055
Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$3.35	$3.24	$2.75	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27	$2.85
Accumulation unit value at end of period	$3.03	$3.35	$3.24	$2.75	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27
Number of accumulation units outstanding at end of period (000 omitted)	2,720	3,329	4,084	4,999	6,239	8,717	12,094	15,600	23,616	28,313
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,337	1,658	856	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194,758	199,324	205,762	177,549	153,074	45,018	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47,381	54,255	80,004	87,969	109,521	123,203	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,338	2,028	1,882	1,851	479	120	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,051	2,342	1,428	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,994	1,633	1,568	1,542	739	310	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.39	$1.30	$1.38	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05	$1.05
Accumulation unit value at end of period	$1.36	$1.39	$1.30	$1.38	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	22,151	26,715	33,722	48,160	54,821	63,669	192,220	113,444	88,734	95,224
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,306	3,874	2,717	1,263	833	244	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94,924	100,672	134,759	211,589	152,207	39,107	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56,974	65,491	91,676	146,041	137,636	129,583	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,315	1,719	1,071	459	359	89	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	43

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,454	5,976	4,938	1,624	1,214	172	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,400	742	762	1,027	678	437	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,001	1,080	663	328	156	46	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	931	646	90	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	853	660	432	162	101	15	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.68	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00
Accumulation unit value at end of period	$1.70	$1.68	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17,097	20,336	25,062	30,586	39,805	50,453	214,161	176,791	113,001	66,352
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,232	773	655	445	380	103	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,538	5,373	6,310	7,221	9,394	12,490	163,841	98,708	55,721	57,963
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,384	2,363	1,292	425	287	33	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,290,607	1,313,689	1,372,194	1,323,161	1,036,629	372,331	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	534,847	628,237	704,894	756,580	839,441	951,448	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	690,999	712,898	755,350	671,792	586,675	199,756	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217,245	254,402	336,824	380,336	451,744	514,222	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299,356	321,778	370,454	457,930	335,257	125,196	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154,486	187,724	235,162	314,235	323,133	335,424	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,232	860	771	700	442	57	—	—	—	—

44	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,923	2,953	2,042	906	442	140	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	724	101	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	804	129	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,375	1,418	1,032	618	230	26	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	761	406	298	177	51	6	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,380	2,748	1,496	533	369	28	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,055	765	536	295	193	10	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	976	838	748	447	224	132	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59
Accumulation unit value at end of period	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	9,211	11,003	13,581	16,925	21,324	26,229	81,111	85,345	79,474	69,587
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,813	987	635	123	59	6	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,011	575	549	756	268	35	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,963	1,157	857	588	340	45	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.21	$1.99	$1.48	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28	$1.12
Accumulation unit value at end of period	$2.19	$2.21	$1.99	$1.48	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,888	1,747	2,014	2,101	2,436	2,760	3,165	3,807	5,203	5,724
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,506	1,014	613	308	172	74	—	—	—	—
Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.98	$3.15	$2.60	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24	$1.65
Accumulation unit value at end of period	$2.96	$2.98	$3.15	$2.60	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	20,631	23,709	27,965	32,328	41,066	50,298	80,522	88,899	108,613	122,718
Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$3.13	$3.01	$2.27	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86	$1.74
Accumulation unit value at end of period	$3.08	$3.13	$3.01	$2.27	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	25,786	30,286	36,897	43,824	54,608	67,604	100,879	117,299	145,262	164,257

RIVERSOURCE VARIABLE ACCOUNT 10 ■	45

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14
Accumulation unit value at end of period	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4,780	5,281	6,211	7,204	8,819	11,303	15,303	19,992	28,981	29,215
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.34	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60	$1.31
Accumulation unit value at end of period	$1.50	$1.49	$1.59	$1.34	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	7,081	6,905	7,648	9,560	12,050	15,532	69,836	8,283	11,475	12,674
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Accumulation unit value at end of period	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	6,749	7,586	9,027	10,721	13,842	9,802	11,212	13,585	18,131	21,391
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Accumulation unit value at end of period	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7,984	7,461	8,750	10,201	12,890	18,266	20,853	19,000	23,653	17,655
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,464	1,908	770	—	—	—	—	—	—	—

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	93	70	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06
Accumulation unit value at end of period	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	138	144	201	280	378	500	609	425	664	2,023
AB VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.99	$1.84	$1.38	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40	$1.21
Accumulation unit value at end of period	$2.00	$1.99	$1.84	$1.38	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	2,900	3,035	3,346	3,991	4,844	5,815	7,705	10,045	14,240	18,481
AB VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.75	$1.89	$1.55	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59	$1.94
Accumulation unit value at end of period	$1.77	$1.75	$1.89	$1.55	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59
Number of accumulation units outstanding at end of period (000 omitted)	5,517	6,013	6,771	8,028	9,932	12,904	19,906	29,486	32,186	31,867
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,100	1,590	374	—	—	—	—	—	—	—
American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.83	$1.95	$1.61	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64	$1.33
Accumulation unit value at end of period	$1.82	$1.83	$1.95	$1.61	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	1,716	1,844	2,059	2,211	2,794	3,276	3,810	5,162	6,589	7,826
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	1,088	1,099	1,161	1,069	1,093	1,356	5,341	7,412	9,862	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04
Accumulation unit value at end of period	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,011	1,050	1,137	1,320	1,442	1,610	1,815	2,188	2,203	12,931
American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$2.32	$2.07	$1.59	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56	$1.33
Accumulation unit value at end of period	$2.20	$2.32	$2.07	$1.59	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	5,033	5,533	6,277	7,263	8,740	9,687	11,068	13,643	20,382	24,433
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,110	2,874	1,890	446	—	—	—	—	—	—

46	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Calvert VP SRI Balanced Portfolio – Class I (02/13/2002)
Accumulation unit value at beginning of period	$1.72	$1.58	$1.35	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26	$1.17
Accumulation unit value at end of period	$1.66	$1.72	$1.58	$1.35	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,304	1,369	1,365	1,338	1,430	1,553	1,706	1,873	2,380	3,270
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	280	339	361	311	307	364	497	443	225	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.95	$1.79	$1.48	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35	$1.19
Accumulation unit value at end of period	$1.96	$1.95	$1.79	$1.48	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	6,576	5,789	4,776	4,618	5,115	6,232	8,438	2,967	5,018	4,466
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	29	22	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,040	404	217	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.77	$1.55	$1.17	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20	$1.05
Accumulation unit value at end of period	$1.77	$1.77	$1.55	$1.17	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4,812	5,207	6,899	8,622	10,274	13,426	16,370	18,986	23,697	27,942
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	243	269	271	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.42	$2.23	$1.77	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82	$1.53
Accumulation unit value at end of period	$2.33	$2.42	$2.23	$1.77	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	12,774	14,735	16,712	18,169	22,186	27,619	59,080	64,717	69,629	75,610
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	383	346	199	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$3.04	$3.14	$3.23	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70	$2.04
Accumulation unit value at end of period	$2.74	$3.04	$3.14	$3.23	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70
Number of accumulation units outstanding at end of period (000 omitted)	2,686	2,859	3,421	3,741	4,202	4,807	7,245	11,453	9,394	9,829
Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.69	$1.69	$1.85	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38	$1.31
Accumulation unit value at end of period	$1.57	$1.69	$1.69	$1.85	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	3,223	3,824	5,125	7,311	8,322	10,119	24,423	26,925	31,193	26,716
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,596	7,166	7,544	9,286	10,407	13,198	23,076	51,260	39,420	37,806
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.40	$2.34	$2.22	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44	$1.32
Accumulation unit value at end of period	$2.35	$2.40	$2.34	$2.22	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	4,653	5,206	5,972	6,844	7,401	8,986	10,600	13,016	20,960	27,180
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,279	4,705	5,334	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.87	$1.82	$1.75	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14	$1.06
Accumulation unit value at end of period	$1.83	$1.87	$1.82	$1.75	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,142	3,632	4,373	5,473	5,360	6,861	29,266	19,612	20,632	21,052
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.55	$1.48	$1.53	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16	$1.12
Accumulation unit value at end of period	$1.53	$1.55	$1.48	$1.53	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	11,475	13,295	16,830	23,880	26,268	33,910	89,692	93,379	103,330	87,923

RIVERSOURCE VARIABLE ACCOUNT 10 ■	47

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,382	1,465	1,785	2,072	2,622	3,409	4,016	5,121	4,198	9,849
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17	$1.06
Accumulation unit value at end of period	$1.85	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,711	3,522	4,171	4,822	5,957	7,579	9,725	12,689	20,603	24,725
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.01	$1.79	$1.37	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30	$1.14
Accumulation unit value at end of period	$2.00	$2.01	$1.79	$1.37	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	4,390	4,164	4,282	4,258	5,018	5,760	6,575	7,849	10,644	13,132
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213	182	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	973	721	269	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	151	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,632	2,221	381	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,003	28,209	11,316	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,192	23,913	5,808	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.97	$1.86	$1.43	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24	$1.26
Accumulation unit value at end of period	$2.06	$1.97	$1.86	$1.43	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	804	801	935	1,050	1,366	1,677	2,137	2,135	2,984	4,676
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19
Accumulation unit value at end of period	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	1,487	1,675	1,944	2,080	2,719	3,568	6,370	9,682	9,445	15,321
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.81	$1.99	$1.65	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74	$1.42
Accumulation unit value at end of period	$1.88	$1.81	$1.99	$1.65	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	1,132	1,217	1,526	1,780	2,246	2,671	3,118	3,748	5,324	5,986
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.02	$1.83	$1.34	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33	$1.13
Accumulation unit value at end of period	$1.90	$2.02	$1.83	$1.34	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	652	871	851	801	699	657	520	582	925	1,124
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.74	$2.61	$1.78	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68	$1.52
Accumulation unit value at end of period	$2.62	$2.74	$2.61	$1.78	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	871	892	961	1,027	1,185	1,364	1,760	2,383	3,378	4,827
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.19	$1.13	$1.17	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08	$1.05
Accumulation unit value at end of period	$1.19	$1.19	$1.13	$1.17	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,404	3,842	5,201	7,912	8,324	9,876	11,597	12,804	12,583	16,153
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3,525	3,914	4,636	5,119	5,777	6,003	6,589	4,848	3,423	9,239

48	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	517	687	764	129	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7,568	9,885	12,781	9,306	9,353	8,826	20,977	18,362	19,211	18,826
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12,734	13,520	14,816	16,958	19,991	23,331	32,815	53,546	45,072	40,094
Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.99	$1.83	$1.38	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30	$1.16
Accumulation unit value at end of period	$1.92	$1.99	$1.83	$1.38	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	4,676	4,940	5,645	6,449	7,478	9,202	10,988	14,570	20,111	25,441
Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$3.36	$3.20	$2.38	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97	$1.77
Accumulation unit value at end of period	$3.27	$3.36	$3.20	$2.38	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	8,870	9,929	11,367	13,281	16,089	19,376	28,494	38,797	44,787	53,339
Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.85	$2.03	$1.58	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80	$1.55
Accumulation unit value at end of period	$1.89	$1.85	$2.03	$1.58	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	2,285	2,283	2,343	2,581	3,352	4,194	5,075	6,432	8,255	10,330
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,950	1,584	788	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.04	$1.79	$1.77	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37	$1.99
Accumulation unit value at end of period	$2.03	$2.04	$1.79	$1.77	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	3,512	3,826	4,216	4,470	5,048	5,793	7,137	9,150	14,263	20,694
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,225	1,385	386	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.06	$1.95	$1.53	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58	$1.35
Accumulation unit value at end of period	$1.94	$2.06	$1.95	$1.53	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	3,942	4,517	4,931	5,753	6,986	8,593	10,913	14,362	21,837	22,449
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.87	$2.88	$2.13	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84	$1.59
Accumulation unit value at end of period	$2.63	$2.87	$2.88	$2.13	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	2,528	2,874	3,323	3,649	4,671	5,667	7,198	8,815	11,862	14,227
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,005	2,009	1,092	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$3.24	$2.89	$2.19	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94	$1.69
Accumulation unit value at end of period	$2.92	$3.24	$2.89	$2.19	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	4,433	4,887	5,598	6,580	8,180	10,069	12,872	16,558	24,512	29,515
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.06	$1.79	$1.31	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38	$1.24
Accumulation unit value at end of period	$2.04	$2.06	$1.79	$1.31	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	3,039	3,338	4,261	5,395	6,563	8,681	11,037	13,564	20,871	27,339
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,813	3,142	4,596	6,164	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	49

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,638	2,741	2,115	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.01	$1.87	$1.39	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36	$1.18
Accumulation unit value at end of period	$1.87	$2.01	$1.87	$1.39	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	7,637	8,390	10,384	12,690	15,566	19,642	32,587	43,694	51,531	60,771
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,539	1,124	1,111	1,020	1,155	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,452	1,156	1,042	843	789	912	956	923	753	5,096
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09
Accumulation unit value at end of period	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	2,625	2,402	2,225	2,584	2,863	3,166	14,695	14,785	8,000	503
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	90	95	143	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	877	880	1,060	1,152	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.43	$1.30	$1.05	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93	$0.85
Accumulation unit value at end of period	$1.51	$1.43	$1.30	$1.05	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	1,633	1,629	1,648	1,876	2,296	2,504	2,935	2,808	2,913	3,543
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,203	1,413	614	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,464	698	329	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	7	20	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.14	$1.98	$1.48	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08	$1.01
Accumulation unit value at end of period	$2.22	$2.14	$1.98	$1.48	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	219	200	239	249	332	450	384	367	507	505
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,349	1,371	1,656	1,944	2,218	3,203	38,560	33,658	25,246	—
Janus Aspen Series Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.27	$2.61	$2.31	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34	$1.61
Accumulation unit value at end of period	$2.05	$2.27	$2.61	$2.31	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	325	425	509	633	970	1,173	1,272	1,603	1,484	1,656
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	461	455	183	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,163	—	—	—	—	—	—	—	—	—

50	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.09	$2.28	$1.63	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17	$1.04
Accumulation unit value at end of period	$2.02	$2.09	$2.28	$1.63	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	998	1,157	1,487	1,742	1,875	1,975	2,166	2,718	3,692	5,363
MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$3.96	$3.56	$2.99	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20	$1.70
Accumulation unit value at end of period	$3.34	$3.96	$3.56	$2.99	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	2,368	2,809	3,101	3,606	4,150	4,253	5,019	6,021	7,678	8,231
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00
Accumulation unit value at end of period	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2,439	2,728	3,052	3,249	3,764	4,422	10,214	14,095	9,916	8,886
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00
Accumulation unit value at end of period	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	832	981	1,101	1,378	1,693	1,749	2,148	2,776	2,519	6,372
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	38	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	507	494	484	546	638	833	9,498	10,873	10,350	9,305
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.04	$2.02	$1.61	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51	$1.30
Accumulation unit value at end of period	$2.10	$2.04	$2.02	$1.61	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	3,714	3,764	3,950	4,070	4,886	5,713	6,423	8,456	11,884	14,402
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.57	$1.55	$1.57	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15	$1.08
Accumulation unit value at end of period	$1.51	$1.57	$1.55	$1.57	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	13,183	15,468	19,656	26,208	29,094	36,401	70,681	82,157	92,164	64,615
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.43	$2.20	$1.58	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42	$1.25
Accumulation unit value at end of period	$2.26	$2.43	$2.20	$1.58	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	2,389	2,381	2,574	2,696	3,482	4,518	5,663	7,256	9,606	10,328
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,617	5,058	6,420	9,796	8,122	7,695	26,403	31,669	27,066	26,857
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	32	68	59	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	569	516	322	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.45	$1.94	$1.38	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14	$1.12
Accumulation unit value at end of period	$2.62	$2.45	$1.94	$1.38	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,457	1,027	1,029	1,185	1,487	1,676	2,116	2,705	3,423	4,490
Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.64	$1.78	$1.40	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77	$1.40
Accumulation unit value at end of period	$1.63	$1.64	$1.78	$1.40	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	794	849	880	950	1,199	1,420	1,819	2,476	3,409	3,961
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	340	311	347	446	574	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	603	225	113	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	51

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,617	8,001	8,079	5,855	5,318	2,096	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,880	13,720	17,228	21,496	27,553	34,056	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	997	788	576	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.39	$1.29	$1.38	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05	$1.05
Accumulation unit value at end of period	$1.35	$1.39	$1.29	$1.38	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,007	4,466	5,975	8,690	9,442	12,533	40,367	23,321	26,608	31,048
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,793	6,569	7,732	11,504	8,652	2,295	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,291	7,272	10,572	19,179	19,636	20,656	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	158	104	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.67	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00
Accumulation unit value at end of period	$1.69	$1.67	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,531	3,986	4,799	5,755	7,119	8,954	47,208	42,915	31,378	21,100
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	586	609	831	966	1,360	2,193	38,320	25,636	18,675	20,639
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43,273	45,634	42,676	36,075	27,954	12,697	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96,809	110,901	133,361	145,577	165,095	199,338	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,192	21,789	20,639	16,416	14,158	6,430	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41,212	46,381	63,187	75,514	92,740	118,440	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,626	15,124	15,571	18,952	15,647	5,250	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,738	29,852	38,871	51,433	52,813	58,788	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	—	—	—	—	—	—	—	—

52	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	7	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.72	$2.69	$2.02	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79	$1.50
Accumulation unit value at end of period	$2.44	$2.72	$2.69	$2.02	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	2,140	2,384	2,955	3,689	4,645	6,022	20,099	23,170	23,547	19,283
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.20	$1.98	$1.47	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28	$1.12
Accumulation unit value at end of period	$2.18	$2.20	$1.98	$1.47	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	410	383	387	366	389	441	522	766	1,469	1,490
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	66	—	—	—	—	—	—	—	—
Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$3.59	$3.79	$3.13	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71	$1.99
Accumulation unit value at end of period	$3.56	$3.59	$3.79	$3.13	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71
Number of accumulation units outstanding at end of period (000 omitted)	4,278	4,655	5,243	5,940	7,022	8,554	14,208	16,311	18,491	21,367
Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$2.78	$2.68	$2.02	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66	$1.56
Accumulation unit value at end of period	$2.73	$2.78	$2.68	$2.02	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	7,156	7,810	9,057	10,445	12,712	15,507	23,568	28,344	36,469	42,372
Wells Fargo VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.09	$1.79	$1.51	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33	$1.20
Accumulation unit value at end of period	$2.09	$2.09	$1.79	$1.51	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	911	1,038	1,040	1,317	1,554	1,870	2,083	2,739	3,917	4,549
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.48	$1.58	$1.34	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59	$1.31
Accumulation unit value at end of period	$1.50	$1.48	$1.58	$1.34	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	1,697	1,769	1,888	2,144	2,535	3,118	15,466	3,851	5,245	6,006
Wells Fargo VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.39	$2.18	$1.69	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40	$1.26
Accumulation unit value at end of period	$2.29	$2.39	$2.18	$1.69	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,254	1,345	1,617	1,997	2,590	2,173	2,701	3,344	4,587	6,324
Wells Fargo VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.44	$2.51	$1.69	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35	$1.11
Accumulation unit value at end of period	$2.35	$2.44	$2.51	$1.69	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,153	1,298	1,415	1,791	2,077	2,621	2,879	3,050	3,223	2,943
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	92	74	—	—	—	—	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	363	210	442	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.31	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	675	700	670	768	1,028	1,335	1,422	868	826	2,366
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.16	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.66	$1.54	$1.16	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,417	2,935	3,853	3,962	3,474	3,473	3,606	3,339	3,809	815
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.83	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.84	$0.83	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	7,904	8,594	9,681	10,349	12,398	15,576	55,082	134,103	71,496	17,586

RIVERSOURCE VARIABLE ACCOUNT 10 ■	53

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.61	$1.19	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.99	$1.81	$1.61	$1.19	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,840	1,175	1,152	1,164	1,157	917	1,097	905	839	170
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,822	2,720	1,161	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.11	$1.83	$1.43	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.05	$2.11	$1.83	$1.43	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,619	3,578	3,799	3,833	3,927	4,221	25,534	34,239	39,420	1,124
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.23	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.90	$1.81	$1.67	$1.23	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,439	1,409	1,425	1,616	1,484	1,807	1,872	2,187	1,670	16,170
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9,282	10,497	10,764	9,195	8,675	8,359	9,000	8,788	9,147	3,228
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,113	3,678	2,657	691	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,949	2,025	2,011	1,632	1,354	1,342	1,238	929	534	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.48	$1.23	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.63	$1.62	$1.48	$1.23	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	8,802	7,244	6,121	5,159	5,063	5,955	7,468	2,260	3,045	692
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	45	25	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,046	1,379	576	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	377	291	236	94	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.49	$1.12	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.49	$1.12	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,057	2,122	1,928	2,295	1,582	1,062	1,185	914	1,147	275
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	393	214	233	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,246	1,350	1,295	619	15	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.38	$1.10	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.50	$1.38	$1.10	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	18,221	20,996	22,807	23,548	27,856	32,441	313,086	252,046	139,948	47,849
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	479	516	340	—	—	—	—	—	—	—

54	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,045	987	1,001	484	7	2	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.55	$1.60	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.35	$1.50	$1.55	$1.60	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	5,383	6,050	6,987	7,513	9,013	10,790	37,952	71,157	31,794	8,077
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	699	774	721	540	3	3	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.40	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.28	$1.28	$1.40	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,052	8,207	10,356	13,497	15,817	16,568	143,161	130,420	111,551	23,263
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	918	1,020	1,502	1,055	202	25	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12,323	12,595	17,103	15,607	22,516	27,422	40,034	78,386	66,258	30,300
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,442	1,548	1,376	798	14	7	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.74	$1.78	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8,906	10,199	11,146	11,620	11,121	12,241	12,921	10,347	11,949	4,619
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,589	7,464	8,672	882	24	17	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.71	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.75	$1.71	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,080	8,073	8,334	10,683	10,394	11,029	180,301	95,420	75,951	28,107
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,357	1,698	2,156	1,947	74	9	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.38	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.39	$1.33	$1.38	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	21,448	23,449	28,282	41,230	41,410	46,358	442,738	396,544	332,535	82,281
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.08	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.19	$1.20	$1.28	$1.08	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,655	2,879	3,412	3,767	4,678	5,748	6,844	7,828	5,334	11,268
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.77	$1.37	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,099	798	528	159	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.79	$1.66	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,989	2,273	2,344	2,338	2,470	3,012	2,841	2,743	3,731	1,229
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.75	$1.76	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,707	6,118	5,851	4,407	3,792	3,814	3,971	3,649	2,723	808

RIVERSOURCE VARIABLE ACCOUNT 10 ■	55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	937	802	599	110	7	8	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,164	878	84	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,937	4,342	3,200	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,217	25,431	10,773	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	433,187	406,321	157,403	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.20	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,170,863	1,200,920	1,100,073	641,242	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211	107	94	14	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.57	$1.21	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.73	$1.66	$1.57	$1.21	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,620	1,377	1,716	1,845	2,309	2,695	2,466	951	867	201
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	526	531	519	136	6	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.58	$1.16	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.76	$1.58	$1.16	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,963	5,906	6,339	6,153	8,067	9,643	26,538	41,871	28,850	23,159
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,199	941	1,023	53	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.34	$1.11	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,940	2,202	2,717	2,542	2,968	3,475	3,620	3,288	3,183	1,483
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	327	280	146	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.59	$1.16	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.75	$1.59	$1.16	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,722	2,272	1,951	1,309	1,120	1,238	753	543	624	255
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	86	89	9	1	1	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.70	$1.16	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.71	$1.78	$1.70	$1.16	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,592	1,614	1,597	1,319	1,468	1,586	1,107	745	671	344

56	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,138	1,098	1,217	869	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	470	752	204	2	1	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	986	1,000	1,769	153	27	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,249	5,620	6,635	10,948	10,315	13,992	14,488	13,686	5,824	1,511
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.64	$0.79	$0.88	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.48	$0.64	$0.79	$0.88	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,939	4,416	4,966	6,077	7,027	6,597	6,272	4,552	2,404	11,513
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,009	2,308	2,148	650	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.07	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.20	$1.20	$1.24	$1.07	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,642	1,912	1,855	1,618	1,716	1,949	1,869	2,216	1,461	334
Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.27	$1.24	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.26	$1.27	$1.24	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12,910	17,715	20,466	16,282	18,777	17,997	118,218	85,447	67,726	27,120
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.24	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.76	$1.77	$1.60	$1.24	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	23,489	25,291	27,057	27,675	29,394	31,769	80,198	170,866	120,474	48,092
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.76	$1.31	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.80	$1.85	$1.76	$1.31	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	13,029	14,322	15,544	16,147	18,656	21,472	79,888	111,747	60,463	18,038
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,540	3,542	3,821	3,742	4,698	5,049	5,548	5,707	4,948	1,434
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,987	3,825	1,696	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.90	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$0.91	$0.90	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	5,128	5,625	5,561	5,431	5,753	5,597	5,633	6,070	7,265	3,157
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,502	4,057	1,379	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.40	$1.10	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.48	$1.40	$1.10	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7,031	7,839	8,676	9,331	10,509	11,979	12,441	13,358	15,116	4,294
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.55	$1.70	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,471	3,964	4,556	4,258	5,057	5,828	6,619	6,684	6,312	2,407

RIVERSOURCE VARIABLE ACCOUNT 10 ■	57

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,512	1,928	1,370	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	376	158	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,981	3,178	3,364	3,355	3,539	3,820	3,784	3,714	4,307	1,797
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,188	1,222	1,181	1,396	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,848	1,664	963	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.55	$1.15	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.55	$1.67	$1.55	$1.15	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,933	5,547	5,921	6,137	7,166	8,232	81,027	107,604	68,660	32,553
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.54	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.54	$1.39	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,036	3,167	3,211	2,680	1,711	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.22	$1.88	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$2.26	$2.22	$1.88	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,842	3,033	2,553	2,300	2,394	2,319	2,339	1,902	1,489	7,279
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.51	$1.29	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.44	$1.50	$1.51	$1.29	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,566	5,715	5,562	5,774	6,515	7,072	94,818	82,817	36,588	566
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	995	933	916	983	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,208	2,516	1,366	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,142	1,019	454	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	762	830	755	26	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2,994	3,088	3,669	4,256	5,118	6,484	250,167	182,177	115,892	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,101	963	297	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,032	—	—	—	—	—	—	—	—	—

58	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.22	$2.00	$1.68	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$1.88	$2.22	$2.00	$1.68	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	7,829	9,659	9,699	10,095	10,346	9,996	10,420	10,996	10,760	2,967
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.26	$1.24	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.38	$1.42	$1.26	$1.24	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	3,841	4,138	4,395	4,276	4,699	5,173	38,110	50,443	20,119	11,119
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.90	$1.89	$1.39	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.77	$1.90	$1.89	$1.39	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,334	2,300	2,465	2,512	3,626	3,564	3,043	2,825	2,863	8,501
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183	22	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.16	$1.16	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,300	1,778	1,851	1,518	1,876	2,095	52,314	49,940	38,901	12,041
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.63	$1.20	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.75	$1.78	$1.63	$1.20	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	707	918	991	662	668	663	607	615	433	124
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	878	1,177	1,230	1,066	1,205	1,186	1,308	1,236	1,705	113
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.55	$1.24	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.57	$1.55	$1.24	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,461	5,525	5,861	4,490	4,735	4,933	5,430	5,426	5,428	2,158
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.45	$1.47	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.47	$1.45	$1.47	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	23,923	28,509	34,193	43,699	48,110	52,025	270,231	222,194	182,029	37,454
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.22	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.75	$1.88	$1.70	$1.22	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,959	5,186	5,141	4,035	4,137	4,833	5,411	5,373	5,501	2,177
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,992	11,029	13,849	16,929	14,599	13,843	143,534	158,174	117,365	42,994
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	480	392	493	224	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	699	815	882	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	517	383	252	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,480	18,361	16,913	11,278	9,262	4,608	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101,828	112,722	159,290	166,110	194,646	212,702	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	59

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	255	296	259	3	3	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,233	478	437	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	360	399	394	521	2	2	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.27	$1.35	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.27	$1.35	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,681	6,539	8,189	11,600	12,795	12,681	214,008	81,236	68,621	29,756
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	837	795	722	394	6	2	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,829	23,823	28,495	31,545	19,166	9,779	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125,527	143,992	196,119	303,502	278,439	245,306	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	450	290	278	16	2	2	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,922	2,406	2,729	611	—	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	243	295	354	398	14	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	322	313	95	3	2	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	129	67	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.71	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	225	200	66	2	2	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (06/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.65	$1.23	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.81	$1.79	$1.65	$1.23	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	7,951	8,624	9,542	10,612	12,679	14,397	250,317	170,602	98,884	25,237
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	167	176	103	1	1	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,566	2,943	3,439	3,763	4,460	5,128	244,849	135,010	80,555	31,988

60	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	335	234	47	2	2	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137,136	140,189	138,150	112,004	87,051	57,790	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,312,566	1,397,222	1,507,229	1,536,120	1,602,861	1,685,221	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,985	74,633	75,415	60,473	51,157	33,804	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	415,513	467,580	667,633	751,540	850,053	918,448	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,963	52,873	54,918	57,975	38,847	21,323	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299,616	343,317	413,495	507,074	501,599	497,806	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	238	243	197	7	5	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	714	732	649	235	5	1	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	182	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140	9	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	141	155	80	4	4	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.84	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	186	161	113	—	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	445	452	337	208	4	4	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.93	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	112	97	73	1	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	120	393	63	2	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	61

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.69	$1.26	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.70	$1.69	$1.26	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,599	2,933	3,253	3,807	4,661	5,660	145,260	131,215	85,865	10,682
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	178	160	60	3	1	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	341	333	187	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	779	764	740	107	7	2	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.89	$1.70	$1.27	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.87	$1.89	$1.70	$1.27	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,140	872	1,021	1,061	832	889	792	682	661	84
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	609	494	179	323	—	—	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.73	$1.43	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.62	$1.64	$1.73	$1.43	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8,671	10,308	11,210	11,330	12,955	14,811	75,441	53,867	29,049	11,710
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.77	$1.80	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	7,791	8,590	9,333	9,491	10,675	11,753	60,871	53,861	36,284	4,737
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.09	$1.09	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,611	2,312	2,392	3,014	3,409	3,739	122,714	2,444	2,285	776
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.72	$1.33	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11	$1.00
Accumulation unit value at end of period	$1.81	$1.88	$1.72	$1.33	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,414	2,781	3,268	3,173	4,080	1,135	1,197	1,080	959	327
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.06	$2.12	$1.43	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.98	$2.06	$2.12	$1.43	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,351	3,083	4,071	3,925	4,337	5,102	4,669	3,444	3,245	854
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	182	332	259	—	—	—	—	—	—	—

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,346	275	112	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.37	$1.35	$1.30	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	683	718	644	809	922	1,049	1,057	587	365	1,142
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,208	1,376	1,459	1,519	1,717	1,850	2,039	1,592	1,556	507

62	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.83	$0.90	$0.74	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.84	$0.83	$0.90	$0.74	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	6,685	7,038	7,467	8,409	10,020	11,867	40,250	87,244	38,356	8,397
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.60	$1.18	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.98	$1.81	$1.60	$1.18	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,672	1,020	503	408	274	306	239	150	158	111
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,814	3,399	938	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.10	$1.82	$1.42	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.04	$2.10	$1.82	$1.42	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,825	1,929	1,987	2,077	2,224	2,309	17,413	21,846	20,594	250
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.23	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.89	$1.80	$1.66	$1.23	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	574	563	598	557	591	853	821	577	514	7,306
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.53	$1.18	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.71	$1.53	$1.18	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5,302	5,189	4,231	4,117	4,303	4,363	4,264	3,835	3,320	1,105
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,954	4,063	1,896	236	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	885	1,115	1,209	962	782	879	836	406	182	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.48	$1.23	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.61	$1.48	$1.23	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10,843	5,150	3,743	2,750	2,998	3,328	4,084	1,157	1,380	306
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	618	235	124	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,171	1,820	821	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	889	490	119	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.48	$1.12	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.68	$1.69	$1.48	$1.12	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	916	691	577	593	417	368	375	366	461	129
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	570	447	976	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,005	2,234	860	342	216	14	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.37	$1.09	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.49	$1.37	$1.09	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10,413	12,007	13,069	13,508	15,637	18,439	227,242	159,469	71,512	20,717

RIVERSOURCE VARIABLE ACCOUNT 10 ■	63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	802	669	274	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,617	1,044	584	291	262	66	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.55	$1.60	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.35	$1.50	$1.55	$1.60	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	4,426	4,744	4,900	5,246	5,522	6,267	25,932	45,352	16,836	3,634
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	636	316	225	119	134	48	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.40	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.27	$1.28	$1.40	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,372	2,776	3,332	5,795	6,279	7,961	103,933	79,449	54,634	9,735
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,303	2,755	2,558	163	231	564	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,465	8,060	7,883	8,176	10,906	12,070	19,630	37,395	21,785	9,715
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,220	2,289	1,069	307	226	39	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.77	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,091	4,629	4,680	5,322	5,135	6,185	5,553	2,850	3,380	1,111
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,943	3,568	3,928	318	652	97	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.70	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.74	$1.70	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,871	3,433	4,478	5,369	4,947	5,172	132,844	59,935	38,612	11,996
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,128	1,915	1,744	754	720	133	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.38	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.37	$1.38	$1.33	$1.38	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,001	8,289	11,516	18,800	19,814	22,789	328,316	248,818	163,183	34,539
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.07	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.19	$1.20	$1.28	$1.07	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,959	2,758	2,877	3,161	3,379	4,074	4,454	4,367	2,855	5,330
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,405	731	335	109	90	11	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.78	$1.65	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,574	863	923	879	1,062	1,117	1,096	1,181	1,382	367

64	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.20	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.75	$1.56	$1.20	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8,407	5,799	2,862	2,240	2,396	2,080	1,603	1,026	1,015	235
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,529	1,414	319	181	60	30	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	785	1,068	96	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49,423	29,190	12,422	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203,172	143,077	60,795	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.16	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,150,172	795,285	303,834	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,498,589	1,060,757	459,820	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	889	441	366	105	93	29	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.73	$1.65	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	670	565	784	929	1,540	1,299	899	309	239	160
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	978	717	243	69	67	1	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.58	$1.16	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.75	$1.58	$1.16	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,471	2,745	2,886	3,017	3,744	4,691	16,209	25,171	13,681	10,320
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	994	367	170	29	43	16	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.34	$1.11	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,273	991	1,183	1,325	1,620	1,824	1,873	1,656	1,210	490
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	664	403	199	115	58	26	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	609	712	656	461	463	376	286	100	168	24
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.96	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	346	215	74	67	32	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	65

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.69	$1.15	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.70	$1.77	$1.69	$1.15	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	875	918	896	781	676	617	362	263	187	54
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,610	1,237	707	365	218	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	804	560	211	71	62	16	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,702	1,087	994	206	189	42	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,849	2,021	2,507	4,645	5,279	6,531	6,712	3,556	1,592	369
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.64	$0.78	$0.88	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.48	$0.64	$0.78	$0.88	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,623	3,980	4,239	4,449	5,100	5,474	4,737	3,330	1,797	5,526
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,306	1,432	1,593	81	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.07	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.19	$1.19	$1.24	$1.07	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,022	955	1,018	1,139	1,401	1,476	1,405	1,322	712	187
Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7,576	9,450	14,511	10,750	9,888	9,427	85,892	52,812	32,564	11,485
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.75	$1.77	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	19,080	17,069	16,550	16,893	19,196	20,266	55,492	108,730	62,826	21,709
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.75	$1.30	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.79	$1.84	$1.75	$1.30	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10,508	9,737	9,717	10,305	11,982	13,369	55,298	70,935	30,848	8,140
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,011	1,499	1,418	1,463	1,595	1,884	1,988	1,887	1,417	577
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,411	2,620	687	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.90	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$0.91	$0.90	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,776	4,104	4,375	3,691	3,952	3,862	3,724	3,060	2,707	1,034
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,696	4,262	778	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,901	5,177	5,271	5,609	6,373	7,190	7,366	7,976	8,346	2,910

66	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.55	$1.69	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,279	3,329	3,110	3,178	3,786	3,986	3,930	3,508	3,160	896
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,739	2,694	1,200	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	375	70	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.06	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.65	$1.67	$1.45	$1.06	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,001	980	1,064	1,083	1,023	1,238	1,364	1,887	2,280	1,088
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	432	438	425	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,739	3,808	2,661	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,546	2,877	3,585	3,976	4,635	4,681	59,457	70,085	36,823	14,779
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.54	$1.39	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.54	$1.39	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,631	1,660	1,702	1,562	1,651	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,703	1,707	1,246	962	1,130	988	923	830	730	3,445
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.50	$1.28	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.43	$1.49	$1.50	$1.28	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,945	2,805	2,809	3,039	3,450	3,301	69,225	53,378	18,933	98
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	933	840	909	969	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,414	5,165	1,754	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,374	979	299	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	267	90	2	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2,118	2,005	2,391	2,790	3,226	3,982	186,397	119,627	61,515	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,427	2,205	389	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	67

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,412	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.21	$1.99	$1.67	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.87	$2.21	$1.99	$1.67	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,455	5,666	5,179	4,763	5,414	4,597	4,766	4,903	4,728	1,198
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.24	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.38	$1.41	$1.25	$1.24	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,695	2,846	3,090	3,076	3,474	3,753	28,363	32,801	11,264	5,010
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.89	$1.88	$1.38	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.76	$1.89	$1.88	$1.38	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,535	1,428	1,412	1,732	2,237	1,802	1,865	2,003	1,241	3,807
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	277	70	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.04	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.16	$1.15	$1.21	$1.04	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,079	1,129	1,135	1,263	1,289	1,411	38,615	32,229	20,665	5,540
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.20	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.77	$1.63	$1.20	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	525	493	429	473	543	527	473	442	467	131
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.42	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	321	374	410	362	478	487	614	558	739	14
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.55	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.60	$1.56	$1.55	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,994	3,187	2,734	2,626	2,786	2,749	2,662	2,483	2,223	890
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.44	$1.46	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.41	$1.46	$1.44	$1.46	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,175	13,930	17,016	21,536	23,258	25,717	187,936	133,107	88,028	15,783
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.69	$1.22	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.74	$1.87	$1.69	$1.22	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,050	2,678	2,685	2,726	3,160	3,510	3,623	3,710	3,313	1,148
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,648	5,504	6,989	9,044	8,355	8,208	106,125	101,673	60,132	18,644
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	654	380	207	90	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,389	1,099	576	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,361	721	355	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40,657	39,641	37,097	30,798	27,379	9,088	—	—	—	—

68	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57,650	61,976	97,109	109,832	142,959	168,024	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	582	212	142	72	56	32	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,526	677	424	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	684	346	207	200	79	61	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.35	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,104	2,625	3,341	5,553	5,537	6,274	157,675	48,593	33,414	12,575
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,736	953	492	195	181	59	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,512	19,398	24,424	33,352	25,356	11,374	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52,520	64,928	107,857	191,955	172,997	169,771	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	864	430	147	75	74	20	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,660	3,386	2,137	974	915	127	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	690	489	41	46	8	7	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	778	464	215	146	92	12	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	253	166	45	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.71	$1.33	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	283	204	102	13	7	7	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.64	$1.22	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.80	$1.78	$1.64	$1.22	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,187	5,019	5,677	6,801	7,920	9,404	185,351	110,062	51,553	11,519
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	504	379	232	69	45	18	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	69

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,126	1,320	1,631	1,764	2,094	2,609	182,362	88,037	42,507	14,138
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,272	779	277	83	76	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230,941	221,597	205,380	188,879	158,255	77,581	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	745,592	820,237	964,702	1,029,788	1,147,869	1,296,870	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138,540	133,178	135,654	118,429	110,904	43,655	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194,703	218,248	350,986	428,503	553,318	640,890	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53,926	50,355	50,123	55,877	48,500	25,835	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177,375	206,057	275,868	368,244	376,142	404,992	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	477	406	187	117	102	13	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,735	993	306	159	95	44	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	16	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	115	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	450	450	186	133	62	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	508	350	109	47	24	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,512	615	167	72	35	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	401	168	82	25	12	6	—	—	—	—

70	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	279	225	87	37	22	17	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.68	$1.26	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.52	$1.70	$1.68	$1.26	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,237	1,526	1,854	2,309	2,880	107,087	85,156	45,243	4,783
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	674	373	157	80	41	5	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	152	75	51	28	9	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.76	$1.31	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	567	254	165	109	86	20	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.86	$1.88	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	392	298	303	293	322	235	179	95	225	61
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	924	492	117	89	44	44	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.73	$1.43	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.62	$1.63	$1.73	$1.43	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4,923	5,399	5,572	5,891	6,758	7,421	52,684	32,472	14,103	5,176
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.73	$1.30	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.76	$1.79	$1.73	$1.30	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,034	4,250	4,824	5,244	5,910	6,752	42,795	34,099	19,102	2,525
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.09	$1.08	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,496	1,484	1,596	1,820	1,958	2,182	91,809	1,394	1,157	403
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.72	$1.33	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.80	$1.88	$1.72	$1.33	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,592	1,680	1,777	2,194	2,727	711	701	883	413	120
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.05	$2.11	$1.42	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.97	$2.05	$2.11	$1.42	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,213	1,782	1,684	1,836	1,868	2,174	1,953	1,467	1,102	248
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	442	234	—	—	—	—	—	—	—

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.07	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$1.65	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	71

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	32	9	—	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.43	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	39	39	23	14
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	31	13	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	27	35	35	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$1.48	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	14
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	33	34	34	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.90	$1.00	—
Accumulation unit value at end of period	$0.88	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$0.89	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	40	40	40	15
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.88	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	23
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	184	117	46
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	87	91	92	100
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	77	78	104	37
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	51	49	50	102

72	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	11	8	8
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.58	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	23	26	23	15
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	90	—	—	16
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—
Accumulation unit value at end of period	$1.05	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.00	—
Accumulation unit value at end of period	$1.10	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	3,221	1,702	763	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	9,290	11,358	11,955	8,497
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$1.37	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$1.47	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	6	4	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$1.44	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	119	111	139	178
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.39	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16	21	18	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	73

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	40	58	66	63
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.44	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	75	72	74	14
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$1.38	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	23	18	23	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.02	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	30	31	42	20
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—
Accumulation unit value at end of period	$0.97	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	8	5	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.02	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$1.16	$1.20	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.50	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	17	14	13
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

74	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8	8	18	4
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$1.18	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$1.46	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$1.40	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5	5	3	6
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$0.95	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.47	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$0.95	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	12	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	48	13	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	53	53	53	53
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.02	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.19	$1.22	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	65	42	24	24

RIVERSOURCE VARIABLE ACCOUNT 10 ■	75

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	81
Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	10
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.05	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	23	23	110	8
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.32	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—
Accumulation unit value at end of period	$0.99	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$1.51	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.38	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	25	26	26	5
Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.48	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17	17	15	8
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,110	1,111	1,111	318
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.20	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	285	274	258	18
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	517	571	573	140
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.37	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.28	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	69	56	45	40
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

76	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$1.46	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	15	12	8	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	8	21	21
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.53	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	13	77	33	32
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.37	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	11	11	9	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$1.29	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—
Accumulation unit value at end of period	$0.92	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	504	435	433	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06
Accumulation unit value at end of period	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	277	290	309	288	415	437	548	301	264	846
AB VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.94	$1.80	$1.35	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38	$1.20
Accumulation unit value at end of period	$1.95	$1.94	$1.80	$1.35	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,389	1,629	1,714	2,074	2,548	3,288	4,258	6,035	9,112	12,504

RIVERSOURCE VARIABLE ACCOUNT 10 ■	77

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.70	$1.84	$1.52	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57	$1.92
Accumulation unit value at end of period	$1.72	$1.70	$1.84	$1.52	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57
Number of accumulation units outstanding at end of period (000 omitted)	2,375	2,643	3,099	3,734	4,866	6,458	9,981	15,720	18,897	19,979
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.79	$1.32	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,422	954	660	660	250	11	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,236	2,228	543	—	—	—	—	—	—	—
American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.78	$1.91	$1.58	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63	$1.32
Accumulation unit value at end of period	$1.77	$1.78	$1.91	$1.58	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	661	780	850	987	1,335	1,679	2,015	2,795	3,680	4,188
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	522	574	599	625	582	775	2,523	4,001	5,266	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Accumulation unit value at end of period	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	631	701	770	915	992	992	1,098	1,338	1,445	6,545
American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$2.26	$2.02	$1.56	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54	$1.32
Accumulation unit value at end of period	$2.14	$2.26	$2.02	$1.56	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	4,733	4,750	4,853	4,953	5,339	5,469	6,158	8,079	12,429	15,592
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,355	3,099	1,906	428	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (02/13/2002)
Accumulation unit value at beginning of period	$1.67	$1.54	$1.33	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24	$1.16
Accumulation unit value at end of period	$1.62	$1.67	$1.54	$1.33	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	524	596	614	583	649	737	858	1,073	1,711	2,144
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	150	176	184	116	142	172	204	130	97	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.90	$1.74	$1.45	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34	$1.18
Accumulation unit value at end of period	$1.91	$1.90	$1.74	$1.45	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6,606	4,407	3,681	3,269	3,744	4,325	6,111	2,378	4,008	3,764
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	523	355	32	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,941	1,859	342	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.85	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	705	509	134	80	49	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.87	$1.65	$1.25	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29	$1.13
Accumulation unit value at end of period	$1.87	$1.87	$1.65	$1.25	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,912	2,126	2,670	3,109	3,980	5,013	6,295	7,479	10,299	12,875
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	489	339	252	—	—	—	—	—	—	—

78	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,367	2,401	1,739	1,079	901	293	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.34	$2.16	$1.72	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79	$1.51
Accumulation unit value at end of period	$2.25	$2.34	$2.16	$1.72	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	5,343	6,204	7,057	8,522	11,111	13,939	30,183	36,755	43,798	50,646
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	523	498	254	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,778	2,626	2,147	1,444	982	417	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.96	$3.07	$3.16	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68	$2.02
Accumulation unit value at end of period	$2.66	$2.96	$3.07	$3.16	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68
Number of accumulation units outstanding at end of period (000 omitted)	971	1,096	1,470	1,611	1,940	2,468	3,600	5,787	5,242	5,716
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,407	1,544	1,916	2,345	1,777	517	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.64	$1.65	$1.81	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37	$1.30
Accumulation unit value at end of period	$1.52	$1.64	$1.65	$1.81	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	2,629	3,119	4,069	5,077	5,792	7,371	16,121	18,675	22,272	19,781
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,188	4,100	3,841	2,988	3,304	666	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,879	3,212	3,817	3,990	5,730	7,758	14,861	39,094	33,791	33,401
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,338	3,308	2,366	2,347	1,717	478	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.33	$2.28	$2.18	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43	$1.31
Accumulation unit value at end of period	$2.28	$2.33	$2.28	$2.18	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	3,561	4,212	4,734	5,671	6,355	7,802	9,680	11,973	19,687	25,271
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,396	4,893	5,110	1,881	1,504	171	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.83	$1.79	$1.72	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13	$1.06
Accumulation unit value at end of period	$1.79	$1.83	$1.79	$1.72	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,525	2,885	3,286	4,217	4,518	5,416	17,730	11,540	12,716	13,255
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,161	2,661	3,597	5,512	3,728	428	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.50	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15	$1.12
Accumulation unit value at end of period	$1.49	$1.51	$1.45	$1.50	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	9,169	10,127	12,817	18,482	20,159	26,396	58,421	63,728	68,622	60,502
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,708	1,381	1,243	1,302	1,688	1,766	2,195	2,857	2,426	5,251
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,957	871	780	441	347	100	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.67	$1.48	$1.15	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.05
Accumulation unit value at end of period	$1.80	$1.67	$1.48	$1.15	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,787	1,872	1,991	2,239	2,709	3,547	4,530	6,110	10,992	13,741
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.96	$1.75	$1.34	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29	$1.13
Accumulation unit value at end of period	$1.95	$1.96	$1.75	$1.34	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	5,727	4,397	3,312	2,590	3,038	3,421	4,568	5,854	8,187	9,874
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,815	1,789	1,413	1,113	1,220	145	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	494	312	45	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,712	9,371	3,637	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,217	33,530	9,694	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	242,820	202,464	52,708	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.19	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	324,682	292,621	141,007	36,030	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	832	505	338	175	117	32	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.92	$1.81	$1.40	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23	$1.25
Accumulation unit value at end of period	$2.00	$1.92	$1.81	$1.40	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	383	371	453	560	877	1,155	1,372	1,170	1,887	2,741
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.81	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,396	956	600	271	231	56	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19
Accumulation unit value at end of period	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	648	721	814	1,034	1,325	1,680	2,952	5,049	5,225	7,878
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,816	845	674	522	263	53	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.76	$1.95	$1.61	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73	$1.41
Accumulation unit value at end of period	$1.83	$1.76	$1.95	$1.61	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	752	667	806	885	1,090	1,443	1,829	2,197	3,162	3,800
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.85	$1.36	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	812	762	427	270	204	40	—	—	—	—

80	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.97	$1.79	$1.32	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33	$1.13
Accumulation unit value at end of period	$1.85	$1.97	$1.79	$1.32	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	600	829	710	665	477	561	429	584	789	734
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.96	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,180	797	659	471	170	22	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.67	$2.55	$1.74	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66	$1.51
Accumulation unit value at end of period	$2.55	$2.67	$2.55	$1.74	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	364	391	424	452	705	880	971	1,315	2,098	3,358
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.03	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,303	2,667	2,602	3,268	2,125	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,141	1,143	986	818	446	44	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	852	666	745	881	1,095	460	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.14	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$1.16	$1.16	$1.11	$1.14	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,392	4,235	5,295	6,553	7,651	9,727	11,135	13,972	12,745	15,464
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00
Accumulation unit value at end of period	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1,068	1,397	1,744	2,125	2,408	2,563	2,966	2,963	1,728	4,962
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,268	1,159	896	228	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,727	6,455	8,259	5,538	6,419	6,500	12,792	11,376	13,146	12,200
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11,918	10,949	10,325	10,153	11,122	12,302	15,949	27,515	23,069	20,348
Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.94	$1.78	$1.35	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28	$1.15
Accumulation unit value at end of period	$1.87	$1.94	$1.78	$1.35	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,291	2,557	2,893	3,338	4,067	5,091	6,236	8,328	12,003	16,152
Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$3.27	$3.12	$2.33	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95	$1.76
Accumulation unit value at end of period	$3.18	$3.27	$3.12	$2.33	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	5,488	5,341	5,816	6,547	8,022	9,514	14,164	20,610	25,720	32,335
Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.80	$1.99	$1.54	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79	$1.53
Accumulation unit value at end of period	$1.84	$1.80	$1.99	$1.54	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	1,109	1,245	1,403	1,536	1,936	2,441	3,135	4,259	5,901	7,436
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,345	2,973	530	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.98	$1.75	$1.73	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35	$1.97
Accumulation unit value at end of period	$1.97	$1.98	$1.75	$1.73	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35
Number of accumulation units outstanding at end of period (000 omitted)	1,733	1,968	2,260	2,435	2,639	3,274	4,145	5,481	8,852	13,498

RIVERSOURCE VARIABLE ACCOUNT 10 ■	81

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,121	4,599	864	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.01	$1.90	$1.50	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56	$1.34
Accumulation unit value at end of period	$1.89	$2.01	$1.90	$1.50	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	2,317	2,485	2,751	3,107	3,633	4,727	5,705	8,193	12,837	13,922
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.79	$2.81	$2.09	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82	$1.57
Accumulation unit value at end of period	$2.56	$2.79	$2.81	$2.09	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	2,005	2,092	1,922	2,057	2,496	2,911	3,457	4,647	7,056	8,954
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,335	1,820	681	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$3.16	$2.82	$2.15	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92	$1.68
Accumulation unit value at end of period	$2.84	$3.16	$2.82	$2.15	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	2,160	2,452	2,896	3,719	4,717	6,137	7,669	10,448	15,654	19,762
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	85	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.01	$1.75	$1.28	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37	$1.23
Accumulation unit value at end of period	$1.98	$2.01	$1.75	$1.28	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	1,573	1,694	2,113	2,613	3,289	4,364	5,508	7,207	11,550	15,324
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,178	1,420	2,006	2,437	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,496	2,734	2,301	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.97	$1.83	$1.36	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35	$1.18
Accumulation unit value at end of period	$1.83	$1.97	$1.83	$1.36	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	3,560	3,960	4,816	5,740	7,423	9,203	15,447	21,701	27,381	32,887
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.55	$1.39	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	768	900	810	429	539	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	521	411	367	341	383	387	587	665	456	2,466
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09
Accumulation unit value at end of period	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,050	959	1,079	1,233	1,536	7,083	7,389	4,140	267
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	124	123	153	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	478	556	596	682	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.39	$1.27	$1.03	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92	$0.84
Accumulation unit value at end of period	$1.47	$1.39	$1.27	$1.03	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	506	505	586	728	1,003	1,578	1,450	1,188	1,544	1,896

82	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,299	3,297	1,387	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,494	787	243	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.20	$1.17	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	355	137	68	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.09	$1.93	$1.44	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07	$1.01
Accumulation unit value at end of period	$2.16	$2.09	$1.93	$1.44	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	85	88	93	96	122	169	178	134	206	215
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,036	872	904	1,063	1,400	1,827	18,450	16,906	12,686	—
Janus Aspen Series Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.22	$2.55	$2.26	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32	$1.60
Accumulation unit value at end of period	$2.00	$2.22	$2.55	$2.26	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32
Number of accumulation units outstanding at end of period (000 omitted)	157	190	240	318	534	725	806	986	1,042	1,094
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	839	677	397	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,466	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.03	$2.23	$1.59	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16	$1.04
Accumulation unit value at end of period	$1.97	$2.03	$2.23	$1.59	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	530	703	924	1,014	1,248	1,318	1,542	1,851	2,675	3,472
MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$3.86	$3.47	$2.92	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18	$1.68
Accumulation unit value at end of period	$3.25	$3.86	$3.47	$2.92	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	2,380	2,670	2,644	2,679	2,928	2,748	3,343	4,698	6,370	6,302
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,071	1,292	1,547	1,651	1,854	2,304	4,848	7,113	4,961	4,670
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00
Accumulation unit value at end of period	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	865	1,012	933	1,242	1,686	1,284	1,240	1,487	1,490	3,111
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	373	21	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	206	208	237	220	287	320	4,088	5,048	4,922	4,471
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.69	$1.24	$1.14	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	230	158	115	81	17	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.00	$1.98	$1.58	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50	$1.30
Accumulation unit value at end of period	$2.05	$2.00	$1.98	$1.58	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	3,117	2,651	2,554	2,440	2,763	2,966	3,414	4,437	6,986	8,796

RIVERSOURCE VARIABLE ACCOUNT 10 ■	83

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.53	$1.51	$1.54	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14	$1.08
Accumulation unit value at end of period	$1.48	$1.53	$1.51	$1.54	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,456	11,272	13,581	17,582	20,765	25,920	45,739	58,677	62,902	46,387
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.38	$2.16	$1.55	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41	$1.24
Accumulation unit value at end of period	$2.21	$2.38	$2.16	$1.55	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,973	1,628	1,577	1,506	1,679	2,099	2,510	3,184	4,773	5,725
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,992	5,897	7,334	9,642	8,325	7,492	15,667	18,406	14,755	14,860
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	370	339	332	233	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	928	580	264	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.39	$1.89	$1.35	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13	$1.11
Accumulation unit value at end of period	$2.54	$2.39	$1.89	$1.35	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	506	379	412	433	508	683	936	1,192	1,630	2,416
Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.60	$1.74	$1.37	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75	$1.39
Accumulation unit value at end of period	$1.58	$1.60	$1.74	$1.37	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	335	320	366	444	703	801	1,046	1,497	2,184	2,660
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	225	107	106	136	189	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	526	375	184	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100,483	105,357	112,247	95,228	88,245	18,111	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,506	3,789	5,048	5,386	7,382	11,130	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,122	991	1,384	857	109	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	918	474	184	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	984	1,111	1,311	1,762	1,438	237	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.36	$1.27	$1.36	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04	$1.04
Accumulation unit value at end of period	$1.32	$1.36	$1.27	$1.36	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,388	3,714	4,528	6,547	7,560	9,304	25,536	17,319	17,958	20,730
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,592	2,405	1,717	1,201	943	200	—	—	—	—

84	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,818	70,948	106,272	160,513	106,320	31,375	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,583	8,205	11,689	18,739	19,708	20,762	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,301	873	929	723	479	118	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,289	5,250	5,065	2,672	2,080	490	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	969	823	728	1,316	1,006	184	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.73	$1.37	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,128	594	356	218	225	87	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	290	86	36	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	437	316	247	154	67	14	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$1.66	$1.64	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,510	1,635	1,887	2,446	3,000	3,790	22,026	20,913	15,689	10,663
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	968	726	424	354	310	38	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	452	510	560	547	742	1,020	17,879	12,896	9,646	10,682
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,518	889	773	565	344	85	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	817,719	863,442	970,843	983,581	803,653	267,638	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,141	55,451	63,550	66,495	76,905	95,000	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	363,007	395,159	448,743	416,636	380,432	98,233	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,325	12,393	17,092	20,325	28,510	43,525	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	85

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	157,110	182,170	236,976	315,033	235,332	82,795	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,266	19,251	23,130	30,768	33,844	38,588	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.70	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	679	678	574	528	429	39	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.40	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,994	1,844	1,528	1,004	667	155	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	672	56	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	304	69	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	961	865	752	632	401	10	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	558	379	198	144	91	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.21	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,988	1,427	944	741	433	97	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	346	228	272	178	96	18	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.73	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	324	315	238	215	165	74	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.65	$2.63	$1.97	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77	$1.49
Accumulation unit value at end of period	$2.37	$2.65	$2.63	$1.97	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	1,013	1,110	1,346	1,725	2,181	2,661	9,298	11,506	12,216	10,437
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	716	593	347	376	230	6	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	552	497	502	637	565	159	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.76	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,007	575	560	544	381	67	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.15	$1.94	$1.45	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27	$1.11
Accumulation unit value at end of period	$2.13	$2.15	$1.94	$1.45	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	187	156	168	218	282	347	389	614	980	1,141

86	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	972	618	335	395	320	163	—	—	—	—
Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$3.50	$3.70	$3.06	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68	$1.98
Accumulation unit value at end of period	$3.46	$3.50	$3.70	$3.06	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68
Number of accumulation units outstanding at end of period (000 omitted)	1,784	2,115	2,380	2,671	3,403	4,188	7,020	8,509	10,565	12,918
Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$2.70	$2.61	$1.98	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64	$1.54
Accumulation unit value at end of period	$2.66	$2.70	$2.61	$1.98	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	2,789	3,101	3,704	4,290	5,535	7,116	11,266	14,444	19,504	23,503
Wells Fargo VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.03	$1.74	$1.48	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32	$1.19
Accumulation unit value at end of period	$2.04	$2.03	$1.74	$1.48	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	407	424	445	523	603	776	1,012	1,711	1,996	2,159
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.31	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59	$1.31
Accumulation unit value at end of period	$1.46	$1.45	$1.55	$1.31	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	970	969	1,078	1,221	1,411	1,780	8,152	2,508	3,470	4,047
Wells Fargo VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.32	$2.13	$1.65	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39	$1.25
Accumulation unit value at end of period	$2.23	$2.32	$2.13	$1.65	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,223	954	1,074	1,295	1,577	941	1,067	1,472	2,414	3,081
Wells Fargo VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.38	$2.46	$1.65	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34	$1.10
Accumulation unit value at end of period	$2.28	$2.38	$2.46	$1.65	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,391	951	1,040	1,006	1,106	1,331	1,388	1,360	1,799	1,527
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	383	293	47	—	—	—	—	—	—	—

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	56	48	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.35	$1.33	$1.29	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	16	18	37	42	48	56	84	38	42	66
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.14	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.64	$1.64	$1.52	$1.14	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	166	200	202	247	277	181	220	213	268	73
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	697	817	857	911	1,158	1,366	2,588	5,358	3,278	875
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.59	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.95	$1.78	$1.59	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	204	75	70	39	17	20	9	12	15	12
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	213	65	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.07	$1.80	$1.41	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.01	$2.07	$1.80	$1.41	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	265	311	302	323	327	359	844	1,325	1,557	76

RIVERSOURCE VARIABLE ACCOUNT 10 ■	87

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.64	$1.21	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.87	$1.78	$1.64	$1.21	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	135	124	105	96	96	90	96	60	54	508
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.60	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	784	875	941	1,133	1,106	984	753	477	423	118
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	307	367	268	31	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	48	71	69	46	47	46	51	16	5	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$2.64	$2.43	$2.02	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87	$1.66
Accumulation unit value at end of period	$2.65	$2.64	$2.43	$2.02	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	24,698	26,658	29,047	31,868	35,492	41,584	50,261	63,701	91,481	134,037
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.46	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.60	$1.59	$1.46	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,730	1,332	1,286	912	953	983	874	134	177	42
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	7	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	25	3	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.85	$1.40	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$2.11	$1.85	$1.40	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$2.22	$1.95	$1.48	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53	$1.35
Accumulation unit value at end of period	$2.21	$2.22	$1.95	$1.48	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	57,779	63,628	70,870	79,845	91,927	109,733	134,225	171,961	243,359	364,571
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.66	$1.67	$1.46	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	302	262	253	251	209	162	160	123	116	17
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	38	28	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	$1.00	—	—	—
Accumulation unit value at end of period	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,749	34,044	38,256	43,172	51,706	62,741	77,782	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.36	$1.08	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.41	$1.47	$1.36	$1.08	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,706	1,947	2,125	2,176	2,480	2,761	11,781	9,201	5,950	2,080
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	48	18	—	—	—	—	—	—	—

88	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	22	18	16	8	2	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	$1.00	—	—	—
Accumulation unit value at end of period	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,853	18,992	21,919	25,559	31,273	39,511	47,142	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.33	$1.48	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	582	601	628	662	686	847	1,478	2,146	1,134	297
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.03	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	17	17	17	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$1.84	$1.84	$2.02	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54	$1.46
Accumulation unit value at end of period	$1.70	$1.84	$1.84	$2.02	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	6,289	7,556	9,073	11,594	13,207	15,395	18,436	24,387	29,881	43,931
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.26	$1.38	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.26	$1.26	$1.38	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	489	580	711	1,175	1,327	1,441	7,312	6,376	5,574	1,823
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.95	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.26	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27	$1.23
Accumulation unit value at end of period	$1.22	$1.23	$1.25	$1.26	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	15,373	17,745	21,182	25,726	33,543	17,657	26,429	52,399	53,380	58,183
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,643	2,894	3,509	4,019	4,601	4,655	7,805	12,817	6,443	2,340
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.37	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	24	28	28	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$2.48	$2.42	$2.31	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52	$1.39
Accumulation unit value at end of period	$2.42	$2.48	$2.42	$2.31	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	12,793	15,173	17,663	20,820	23,616	27,791	34,092	42,231	64,660	107,467
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.71	$1.63	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.71	$1.75	$1.71	$1.63	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	598	628	622	847	822	741	732	714	778	163
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	580	623	684	28	23	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.68	$1.62	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.68	$1.72	$1.68	$1.62	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	399	464	532	750	713	895	7,104	3,302	2,730	1,216
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	118	145	172	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.90	$1.82	$1.89	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45	$1.41
Accumulation unit value at end of period	$1.88	$1.90	$1.82	$1.89	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	20,652	24,259	29,291	39,761	43,797	52,791	62,551	74,132	94,011	125,947

RIVERSOURCE VARIABLE ACCOUNT 10 ■	89

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.35	$1.37	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,483	1,578	1,936	3,269	3,034	3,814	21,366	18,072	15,662	3,649
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.17	$1.18	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	474	439	470	462	469	557	523	415	517	474
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.75	$1.37	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$1.97	$1.75	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	6	6	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.45	$1.13	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.76	$1.63	$1.45	$1.13	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	250	190	183	221	250	311	255	110	192	64
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.54	$1.19	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.72	$1.73	$1.54	$1.19	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	409	329	302	406	438	441	294	214	205	12
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	58	5	5	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	187	27	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	204	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	91	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.59	$1.51	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	14	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	$1.00
Accumulation unit value at end of period	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	17,356	18,998	21,172	23,576	27,721	31,578	36,757	43,647	58,005	84,783
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	37	44	48	106	118	127	95	46	47	28
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.81	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$2.00	$1.81	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.56	$1.15	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.62	$1.73	$1.56	$1.15	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	190	232	256	297	403	460	951	1,356	1,081	810

90	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.53	$1.70	$1.41	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51	$1.23
Accumulation unit value at end of period	$1.59	$1.53	$1.70	$1.41	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	19,593	21,089	23,789	26,997	33,208	41,245	51,869	68,928	101,902	154,153
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.32	$1.10	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.24	$1.19	$1.32	$1.10	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	112	104	136	200	273	313	271	145	164	97
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.85	$1.36	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$2.03	$1.85	$1.36	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.61	$1.72	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	59	75	90	127	81	89	53	5	4	3
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.95	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$2.04	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.67	$1.14	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.67	$1.75	$1.67	$1.14	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	68	61	65	54	59	82	83	22	46	24
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.03	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	64	59	59	41	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	10	8	6	4	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.11	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	865	678	1,029	1,516	1,823	2,648	2,470	1,011	451	45
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.63	$0.77	$0.87	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.47	$0.63	$0.77	$0.87	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	327	379	504	498	583	663	769	609	510	738
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	189	143	24	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.06	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.17	$1.18	$1.23	$1.06	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	187	214	274	236	280	311	312	230	123	66
Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.25	$1.22	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.25	$1.22	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,719	1,905	2,312	1,779	2,005	1,589	5,344	4,095	3,491	1,613
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.58	$1.22	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.73	$1.74	$1.58	$1.22	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,874	2,898	3,127	2,960	2,966	3,081	4,468	6,247	4,856	1,983

RIVERSOURCE VARIABLE ACCOUNT 10 ■	91

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.29	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.76	$1.81	$1.73	$1.29	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,339	1,457	1,636	1,733	1,819	2,025	3,636	4,270	2,609	824
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	373	289	300	301	320	390	449	372	336	120
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	506	549	206	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.88	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$0.89	$0.88	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	559	563	614	557	568	694	600	374	322	108
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	441	35	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.10	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.38	$1.47	$1.39	$1.10	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	673	727	817	855	946	1,026	936	862	939	403
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.68	$1.25	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.53	$1.67	$1.68	$1.25	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	188	232	247	259	295	341	328	274	319	119
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	282	225	135	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	284	331	374	351	304	348	278	233	489	186
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	88	88	88	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	223	184	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.53	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.52	$1.64	$1.53	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	461	527	593	614	703	826	3,240	3,645	2,734	1,254
Invesco V.I. Core Equity Fund, Series I Shares (03/05/1996)
Accumulation unit value at beginning of period	$3.02	$2.83	$2.22	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98	$1.72
Accumulation unit value at end of period	$2.81	$3.02	$2.83	$2.22	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	28,818	32,557	36,480	41,628	49,041	58,751	72,541	92,625	128,470	199,591
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.53	$1.38	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.53	$1.38	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	99	85	92	68	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.18	$1.85	$1.33	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.21	$2.18	$1.85	$1.33	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	191	131	115	85	97	39	42	21	34	203

92	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.49	$1.27	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.41	$1.47	$1.49	$1.27	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	381	359	344	313	319	368	3,232	2,467	1,191	21
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	67	65	63	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	214	436	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	515	154	61	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.20	$1.17	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	43	30	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	247	220	240	320	359	477	8,361	5,624	3,686	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	408	267	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	718	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.19	$1.97	$1.66	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.84	$2.19	$1.97	$1.66	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	405	487	504	486	531	519	499	436	440	101
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.36	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	266	279	306	312	356	436	1,306	1,624	799	494
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.86	$1.37	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.87	$1.86	$1.37	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	234	241	229	221	205	188	206	163	210	295
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.02	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.14	$1.14	$1.19	$1.02	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	85	97	94	104	91	109	1,622	1,455	1,246	432
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.19	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.72	$1.75	$1.61	$1.19	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	107	104	130	118	128	113	71	70	31	13
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.40	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.40	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	72	80	85	103	126	183	120	74	45	—
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.53	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.58	$1.54	$1.53	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	801	756	828	838	847	807	631	521	383	108

RIVERSOURCE VARIABLE ACCOUNT 10 ■	93

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.43	$1.45	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.44	$1.43	$1.45	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,859	2,144	3,076	3,703	4,013	4,615	13,258	11,659	10,327	3,211
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.68	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.71	$1.85	$1.68	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	336	337	336	340	352	430	378	262	374	133
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.45	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.43	$1.45	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	913	1,683	2,030	2,306	2,096	1,585	5,695	5,995	4,401	1,767
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	18	9	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IA Shares (03/05/1996)
Accumulation unit value at beginning of period	$2.41	$2.15	$1.59	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49	$1.38
Accumulation unit value at end of period	$2.38	$2.41	$2.15	$1.59	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	25,133	27,826	30,597	34,299	39,973	47,515	57,178	71,705	97,679	149,236
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	25	5	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,797	1,578	1,962	1,512	1,375	203	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,286	4,659	4,445	4,233	4,638	4,914	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.10	$1.05	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	531	171	135	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.15	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	13	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	558	613	683	1,029	1,099	1,299	9,808	3,985	3,202	1,572
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.41	$1.49	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,828	3,847	3,852	4,741	3,692	1,762	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,405	8,911	11,518	19,722	19,589	23,879	—	—	—	—

94	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	7	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	30	31	34	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.37	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.86	$1.73	$1.37	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	19	6	2	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	12	18	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (06/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.77	$1.76	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	837	856	968	1,075	1,215	1,359	8,903	5,685	3,534	1,110
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	161	169	177	173	218	345	7,802	4,317	2,683	1,144
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,649	17,400	18,017	15,675	14,804	7,564	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,829	31,949	37,695	40,536	45,364	50,299	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,379	8,171	8,503	7,743	7,528	3,727	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,413	20,043	19,987	19,791	22,032	24,539	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,279	6,166	6,354	7,326	6,257	1,853	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,639	16,144	18,523	22,396	24,570	26,919	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	95

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.70	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.80	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.39	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.57	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	4	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.70	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.83	$1.70	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.82	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.98	$1.82	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.41	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.91	$1.39	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.88	$1.91	$1.39	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.73	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.74	$1.73	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.66	$1.25	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.50	$1.68	$1.66	$1.25	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	122	141	197	230	322	442	4,674	3,930	2,808	336
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.43	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.75	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.94	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	9	9	10	4	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.84	$1.86	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	138	80	80	62	74	61	32	32	20	2
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	15	—	—	—	—	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.71	$1.41	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.59	$1.61	$1.71	$1.41	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	688	663	698	717	782	886	2,664	1,819	1,115	495

96	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.77	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	632	696	834	881	928	987	2,463	2,064	1,447	279
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.14	$0.97	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.07	$1.07	$1.14	$0.97	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	281	252	204	195	219	250	4,686	97	111	62
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.70	$1.32	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.77	$1.85	$1.70	$1.32	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	127	141	185	226	291	83	61	40	29	7
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.02	$2.09	$1.41	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.94	$2.02	$2.09	$1.41	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	178	208	253	295	313	351	260	183	186	65
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	32	8	—	—	—	—	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,024	598	412	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.34	$1.33	$1.28	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	174	194	213	214	293	443	419	280	300	564
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	421	461	512	480	431	492	733	800	801	293
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.82	$0.88	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.82	$0.82	$0.88	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,994	3,285	3,513	3,914	4,688	5,887	17,833	45,368	24,195	5,843
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.58	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.94	$1.78	$1.58	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,486	1,000	814	630	485	344	242	206	102	23
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,313	1,891	742	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.06	$1.80	$1.40	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.00	$2.06	$1.80	$1.40	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	930	986	1,059	1,168	1,278	1,384	6,247	11,348	12,685	267
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.64	$1.21	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.86	$1.77	$1.64	$1.21	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	168	226	233	312	337	421	482	466	414	4,125
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.51	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.59	$1.68	$1.51	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,401	3,354	3,201	3,226	2,947	2,972	3,160	2,591	2,786	903
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,549	2,594	2,067	295	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	97

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	392	540	640	444	337	376	292	292	125	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.46	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.59	$1.58	$1.46	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,831	4,461	3,300	1,982	2,107	2,324	2,917	622	930	225
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	20	21	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,507	867	406	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	955	466	300	62	1	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.46	$1.11	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.65	$1.66	$1.46	$1.11	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	653	452	325	423	340	256	304	444	536	207
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	661	347	407	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,877	1,567	1,365	456	88	12	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.35	$1.08	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.41	$1.46	$1.35	$1.08	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,803	5,900	6,330	6,495	7,829	9,754	98,890	78,564	42,436	14,023
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	412	399	139	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,041	1,348	1,157	788	256	111	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.53	$1.57	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.32	$1.47	$1.53	$1.57	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,555	1,798	1,981	2,151	2,465	3,314	10,719	21,216	9,418	2,130
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,064	991	762	474	133	119	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.26	$1.38	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.25	$1.26	$1.38	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,159	2,639	3,322	4,691	5,320	6,376	53,805	47,521	39,217	7,409
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,179	2,985	1,680	811	166	397	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,535	2,203	3,150	3,834	4,783	8,312	14,792	30,883	25,294	9,800

98	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,990	2,294	2,077	1,312	219	41	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.70	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.70	$1.74	$1.70	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,122	2,643	2,887	3,491	3,685	4,147	4,227	2,938	3,520	1,205
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,935	3,208	3,341	426	105	26	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.67	$1.61	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.67	$1.71	$1.67	$1.61	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,039	2,291	2,726	3,545	3,834	4,656	62,856	31,638	24,436	8,700
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,640	3,031	3,775	4,315	671	239	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.35	$1.36	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,083	5,830	7,338	12,205	12,964	15,943	167,503	147,502	119,779	26,100
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.26	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.26	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,675	1,423	1,439	1,472	1,680	2,130	2,414	2,757	2,052	3,503
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.75	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,094	536	405	96	45	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.44	$1.12	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.75	$1.62	$1.44	$1.12	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	489	307	340	357	332	442	473	586	868	220
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.71	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,885	3,201	2,371	1,317	1,085	1,006	911	1,062	1,259	361
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	790	859	471	294	154	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	462	66	8	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,254	4,516	2,528	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,307	17,931	4,067	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108,570	95,365	31,656	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387,669	382,220	349,573	238,831	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	99

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	582	276	214	73	60	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.69	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	318	287	320	335	469	651	529	153	191	44
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.80	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	734	682	453	113	62	1	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.55	$1.14	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.61	$1.72	$1.55	$1.14	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,226	1,501	1,702	1,798	2,073	2,723	6,758	12,410	8,621	6,289
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	229	238	197	165	84	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.32	$1.09	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.19	$1.32	$1.09	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	565	507	678	781	1,050	1,317	1,358	1,342	1,247	266
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.85	$1.36	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	582	450	171	65	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.61	$1.71	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	415	543	606	354	337	384	274	159	73	20
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	478	359	247	70	21	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.67	$1.14	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.67	$1.74	$1.67	$1.14	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	483	546	582	444	404	366	285	123	147	51
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,656	2,116	2,098	1,556	296	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	642	673	529	387	99	9	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	627	311	331	269	187	66	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.09	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.06	$1.09	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,031	2,404	2,847	4,567	5,602	6,485	6,519	5,026	2,324	623
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.63	$0.77	$0.87	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01	$1.00
Accumulation unit value at end of period	$0.47	$0.63	$0.77	$0.87	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,504	1,709	1,860	2,201	2,577	2,791	2,321	1,653	1,007	3,433
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	915	1,276	808	562	—	—	—	—	—	—

100	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.17	$1.17	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	259	283	345	325	458	646	764	826	586	205
Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,699	7,119	9,645	7,197	8,341	8,780	44,355	33,621	26,240	10,136
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.74	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	9,956	9,348	9,784	10,025	10,542	11,951	26,262	55,331	38,145	14,254
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.81	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,025	4,931	4,905	4,805	5,555	6,949	23,688	36,142	18,414	5,441
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	876	817	878	859	1,077	1,365	1,556	1,670	1,294	483
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,763	1,362	451	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$0.89	$0.89	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.89	$0.89	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,458	2,649	2,791	2,659	2,525	2,730	2,586	2,319	2,457	1,107
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,676	3,130	1,174	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.45	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,964	3,154	3,165	3,381	4,076	4,866	5,084	5,780	6,302	2,030
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.52	$1.66	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,640	1,709	1,708	1,505	1,730	1,829	1,834	2,047	2,059	1,064
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,207	1,278	1,027	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	45	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	582	609	640	601	487	575	698	825	1,284	665
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	261	259	213	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,171	3,142	2,124	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.52	$1.64	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,747	1,762	1,957	2,098	2,455	2,823	26,277	34,546	21,804	9,512

RIVERSOURCE VARIABLE ACCOUNT 10 ■	101

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.53	$1.38	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.53	$1.38	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	702	715	741	573	439	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.20	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	859	675	577	498	508	571	583	577	362	1,832
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.26	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.41	$1.46	$1.48	$1.26	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,084	1,172	1,187	1,386	1,632	2,081	29,799	26,041	11,042	102
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	244	255	367	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,474	2,902	1,461	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,254	460	199	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	43	42	5	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	956	983	1,287	1,514	1,713	2,336	80,099	57,559	35,017	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,038	810	436	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,054	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.18	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.83	$2.18	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,660	3,161	3,269	3,682	3,758	3,729	4,001	3,917	3,235	1,005
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.35	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,404	1,528	1,677	1,694	2,093	2,262	11,746	15,705	6,278	3,387
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.86	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	774	883	895	1,061	1,364	1,265	1,329	1,340	1,013	2,328
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.02	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.14	$1.13	$1.19	$1.02	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	506	535	486	536	538	552	15,761	15,089	11,632	3,205
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.71	$1.74	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	154	203	141	125	131	209	165	155	142	29

102	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.39	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$1.39	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	286	414	462	459	506	543	623	441	420	98
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.53	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,386	2,030	1,770	1,487	1,548	1,898	1,750	1,612	1,649	663
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.38	$1.44	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8,408	9,595	12,312	17,181	20,543	24,561	104,395	90,372	69,486	12,934
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.71	$1.84	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,813	1,564	1,567	1,572	1,536	1,853	1,891	1,925	2,045	715
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,943	4,408	5,512	6,952	6,150	6,043	48,834	54,964	38,718	12,825
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	504	351	260	129	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	672	363	193	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	287	97	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,777	19,143	15,758	11,659	7,924	2,155	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,830	14,722	23,979	28,894	39,654	44,198	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	726	421	513	595	38	24	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	922	380	208	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	725	627	641	748	176	117	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,139	3,581	4,077	5,536	6,489	7,441	79,690	30,533	23,879	9,303
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,196	1,145	815	533	119	36	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,872	29,801	34,450	36,267	23,540	9,822	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	103

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,895	45,861	62,281	100,316	98,218	111,907	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.27	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	896	537	381	124	56	18	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,169	2,225	1,859	759	232	55	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	496	507	505	545	67	16	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.37	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	210	217	171	12	41	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	49	8	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	246	211	222	248	33	40	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.76	$1.75	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,949	2,244	2,678	3,335	4,130	5,333	81,378	54,827	31,528	7,437
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	386	234	223	135	68	53	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	858	899	1,057	1,033	1,276	1,523	76,995	42,822	24,777	8,957
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	583	403	380	161	84	3	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163,884	166,042	159,138	125,044	89,953	39,307	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	307,752	338,838	384,776	404,133	467,312	551,507	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,275	71,301	69,594	55,799	42,475	20,188	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54,508	63,382	103,309	123,092	158,719	191,048	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52,751	51,204	56,872	57,701	40,844	16,388	—	—	—	—

104	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103,519	120,985	148,675	193,942	209,263	234,736	—	—	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.70	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	248	261	275	114	14	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,054	686	583	448	153	56	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	27	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	136	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	477	401	362	319	97	3	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.82	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	144	128	210	56	2	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	924	645	381	168	27	42	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.91	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	132	118	55	13	51	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	148	71	81	8	4	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.66	$1.24	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.49	$1.67	$1.66	$1.24	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	443	530	633	880	1,083	1,348	44,669	40,609	26,141	2,786
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.43	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	360	278	217	168	18	1	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	175	249	256	21	13	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	382	345	255	48	6	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.83	$1.85	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	152	146	136	171	180	165	158	145	181	32
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	478	223	118	80	38	41	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	105

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.70	$1.41	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.58	$1.60	$1.70	$1.41	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,288	2,489	2,678	2,922	3,546	4,286	22,622	16,160	9,249	3,490
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.70	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.76	$1.70	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,665	1,842	2,163	2,492	2,943	3,589	18,458	16,958	11,392	1,995
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.14	$0.97	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.07	$1.06	$1.14	$0.97	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	955	937	986	1,163	1,409	1,555	42,775	1,018	830	382
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.76	$1.84	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,040	876	991	1,090	1,313	354	325	296	211	37
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.02	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.93	$2.02	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	999	947	1,042	969	1,008	1,248	1,279	1,063	968	178
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	315	230	—	—	—	—	—	—	—

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	94	22	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	945	279	113	79	42	2
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,336	1,358	247	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,422	1,066	679	327	255	127
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,354	2,259	657	51	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,153	1,206	242	57	69	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	40	16	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,988	770	352	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,220	437	245	64	10	13

106	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	340	246	167	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,660	1,347	591	136	287	38
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	217	61	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,959	924	565	177	110	33
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	658	305	239	241	301	97
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4,701	2,792	1,916	306	1,336	340
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,703	1,899	827	262	294	121
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,247	1,019	753	269	155	59
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,204	660	579	903	707	306
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.39	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.39	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	839	451	154	42	37	5
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,278	256	140	45	40	38
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.75	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,022	1,574	558	94	240	66
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	831	795	328	233	483	27
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	164	95	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,791	4,108	2,818	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,866	27,101	13,385	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	107

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124,538	92,264	39,275	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197,103	161,062	80,023	5,866	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	820	155	76	19	17	6
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	804	522	141	10	2	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	963	250	176	37	25	10
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	659	428	155	15	17	2
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	406	253	109	59	55	3
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	1,832	1,026	762	648	520	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	554	442	311	127	122	8
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	547	378	271	587	713	147
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	790	754	349	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.71	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,368	2,365	1,060	391	337	51
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,870	926	546	299	348	58
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,631	879	147	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,490	1,901	344	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.56	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	588	361	196	135	99	15

108	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	895	502	205	99	78	20
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,335	765	176	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	18	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,275	1,363	866	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,703	1,944	950	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	449	64	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	120	3	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	485	112	106	34	36	11
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	426	550	140	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,245	855	330	175	137	21
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	297	428	253	54	41	5
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	198	87	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	91	118	59	2	2	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,607	923	632	239	227	166
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	594	411	187	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	758	353	254	45	81	18

RIVERSOURCE VARIABLE ACCOUNT 10 ■	109

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	634	648	576	441	482	194
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267	220	127	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	866	566	170	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	241	146	51	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,150	5,296	2,833	1,197	1,022	302
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	691	329	342	392	239	54
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	919	116	52	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	515	277	300	390	359	187
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,139	716	393	59	76	28
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10,452	10,281	11,471	14,119	11,499	3,209
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.27	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	583	322	192	23	123	31
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,887	2,355	1,736	1,135	969	100
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	968	217	279	173	167	30
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	824	301	134	33	23	12
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	57	30	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.69	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	308	197	97	60	24	7

110	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	259	163	122	33	22	3
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,076	640	167	54	58	10
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	75,558	67,268	48,448	30,878	28,107	8,015
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	35,791	28,513	18,700	9,398	9,272	1,891
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	22,837	20,339	19,853	19,190	14,556	4,109
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	195	117	125	121	81	11
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,370	737	364	207	241	49
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	59	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	44	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	405	358	227	101	28	3
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	242	215	80	6	8	6
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,378	451	99	113	237	52
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	136	42	20	7	8	1
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	184	81	60	41	17	21
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,073	392	195	23	123	38
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	235	80	80	89	84	4

RIVERSOURCE VARIABLE ACCOUNT 10 ■	111

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	937	329	202	91	149	8
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,466	466	273	175	132	11
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	222	81	52	33	12	2
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.90	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	887	458	263	57	56	6
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	139	26	—	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.18	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	59	47	34	24	10	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	295	170	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	157	173	166	154	49	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	485	524	534	149	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.55	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.69	$1.55	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	608	483	434	177	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	424	358	23	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.08	$2.09	$1.84	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	51	47	30	4	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	8	—	—	—

112	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	520	549	555	165	26	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	51	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	341	401	435	217	131	65
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	386	382	409	225	86	17
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	739	446	466	234	219	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	317	459	449	288	93	6
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	530	593	698	185	49	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.13	$1.07	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.09	$1.13	$1.07	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	447	633	868	511	46	7
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.39	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.30	$1.39	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	87	90	105	98	56	34
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.10	$1.96	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	79	51	115	112	24	13
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.94	$1.95	$1.74	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	280	324	235	335	1	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	338	371	610	191	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	579	261	275	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	461	180	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,202	2,418	604	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	113

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,218	35,582	35,461	24,797	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.65	$1.58	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	50	62	59	49	7	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.86	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	141	133	107	33	9	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	99	54	45	42	23	1
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	76	85	54	43	9	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.94	$1.33	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.93	$2.03	$1.94	$1.33	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	68	72	63	60	27	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	412	498	618	454	148	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	152	159	143	107	63	40
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	21	106	119	12	6	6
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	279	177	80	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.88	$1.70	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	589	665	579	341	164	80
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.67	$1.72	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	292	275	232	128	20	15
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	164	118	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	365	328	110	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.55	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.64	$1.55	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	35	41	41	39	30	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.76	$1.92	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	153	140	73	19	18	9

114	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	18	14	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	155	165	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	187	205	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	16	2	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	146	95	14	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	9	9
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	8	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	478	480	450	215	69	2
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	56	41	44	35	32	10
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	5	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.78	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	11	—	—	9	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.64	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	161	89	102	59	46	1
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.93	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	95	88	63	43	1	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	88	667	768	184	57	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	115

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	317	326	124	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	15	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.48	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.55	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5,427	5,453	5,797	4,222	1,906	387
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	78	89	92	85	24	11
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	171	244	230	291	25	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	384	362	313	209	89	54
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9,804	9,525	11,122	12,192	4,424	673
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	13	38	48	42	11	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	394	513	548	176	43	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.08	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	129	157	175	130	35	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	129	103	154	122	1	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	5	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.04	$1.87	$1.69	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	54	55	55	44	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.68	$1.52	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	293	246	244	48	22	20

116	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.84	$1.88	$1.73	$1.30	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	193	130	138	166	39	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	49,765	50,758	53,838	45,726	22,126	6,259
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	17,937	20,357	22,020	13,969	11,746	3,622
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17,752	19,324	20,160	19,211	9,784	2,470
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.87	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	77	88	90	72	35	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	243	274	214	174	75	10
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.65	$1.82	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	259	251	303	150	15	9
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.06	$1.97	$1.81	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	78	67	65	52	32	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.34	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	310	271	177	27	32	5
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.75	$1.87	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	18	13	12	13	13	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.54	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	20	26	75	49	15	9
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.28	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	27	4	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	202	227	364	108	11	11
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.93	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	41	9	8	7	2	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	117

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	72	76	72	11	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	84	72	72	52	24	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.89	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.75	$1.83	$1.89	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	66	42	37	21	11	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	138	114	—	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	150	95	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.05	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.32	$1.31	$1.27	$1.05	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	21	16	33	12	100	117	215	114	83	43
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.49	$1.13	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.61	$1.49	$1.13	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	122	158	175	185	157	138	212	193	302	65
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.80	$0.87	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.81	$0.80	$0.87	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	516	583	664	803	1,110	1,489	2,691	7,868	5,603	1,561
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	222	125	66	204	65	21	25	50	38	4
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	612	472	141	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.04	$1.78	$1.39	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.98	$2.04	$1.78	$1.39	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	215	187	241	294	370	358	730	2,024	2,413	40
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.62	$1.20	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.83	$1.75	$1.62	$1.20	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	349	79	75	89	78	181	47	127	152	530
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	858	897	960	914	1,036	1,001	881	939	802	213
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,580	1,019	438	37	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	74	84	154	110	119	205	205	103	33	—

118	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,927	1,176	918	518	547	809	907	375	619	350
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	51	49	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	218	85	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	185	109	35	25	9	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.44	$1.10	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.63	$1.64	$1.44	$1.10	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	128	77	47	40	73	68	89	86	136	38
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	90	229	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	321	296	137	59	31	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.34	$1.07	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.39	$1.45	$1.34	$1.07	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,484	1,758	1,869	1,805	2,178	2,845	12,785	12,673	9,098	3,489
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	224	152	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299	262	218	105	94	53	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.51	$1.56	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34	$1.00
Accumulation unit value at end of period	$1.30	$1.45	$1.51	$1.56	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	335	389	506	546	649	760	1,330	2,601	1,669	340
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	155	200	195	80	23	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.24	$1.37	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.23	$1.24	$1.37	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	559	734	972	1,641	2,021	2,598	9,993	9,621	9,331	1,982
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,021	700	402	262	101	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,369	1,800	2,678	3,268	4,106	5,325	11,291	21,135	15,777	7,385
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	631	509	473	343	122	52	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	119

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.68	$1.61	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.67	$1.72	$1.68	$1.61	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,391	1,521	1,517	1,563	1,554	1,702	1,816	1,461	1,856	514
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	997	1,105	1,199	210	120	29	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.65	$1.60	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.65	$1.69	$1.65	$1.60	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	620	776	979	1,299	1,249	1,525	8,735	4,855	4,738	1,866
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	539	500	379	538	322	30	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.35	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.34	$1.29	$1.35	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,906	2,355	3,068	5,731	6,538	7,525	31,929	31,170	28,774	5,708
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.15	$1.16	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	229	276	260	247	399	496	668	887	819	748
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	79	67	44	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.43	$1.11	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.72	$1.60	$1.43	$1.11	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	147	44	133	189	159	196	245	206	237	69
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,113	893	538	502	397	470	728	476	499	10
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	285	531	605	129	30	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	378	177	88	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,334	1,046	807	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,181	4,376	2,147	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,098	8,344	2,515	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.18	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,548	20,925	12,152	5,776	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	37	32	19	7	1	—	—	—	—

120	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.52	$1.18	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.67	$1.61	$1.52	$1.18	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	105	85	103	91	83	156	178	81	89	16
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	33	32	26	12	13	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.54	$1.13	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.59	$1.70	$1.54	$1.13	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	271	275	311	320	426	538	929	1,749	1,681	1,085
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	245	50	48	27	35	12	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.30	$1.08	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.21	$1.17	$1.30	$1.08	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	113	170	207	250	229	219	250	182	260	100
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	154	73	47	17	14	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.58	$1.69	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	78	103	182	85	72	53	17	23	41	15
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	11	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.65	$1.13	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09	$1.00
Accumulation unit value at end of period	$1.64	$1.72	$1.65	$1.13	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	37	60	111	81	71	70	90	22	19	5
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	309	350	177	95	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	90	60	68	54	56	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299	172	179	172	202	144	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.08	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.09	$1.05	$1.08	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,240	1,316	2,035	3,166	4,378	4,382	4,922	2,703	1,689	130
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.62	$0.76	$0.86	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01	$1.00
Accumulation unit value at end of period	$0.46	$0.62	$0.76	$0.86	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	425	507	583	800	950	1,182	1,097	883	655	700
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	203	60	10	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.04	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.15	$1.16	$1.21	$1.04	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	212	193	262	304	368	444	454	317	164	35

RIVERSOURCE VARIABLE ACCOUNT 10 ■	121

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.20	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.22	$1.23	$1.20	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,759	3,335	4,207	3,372	3,788	4,453	8,753	8,356	9,232	4,655
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,933	2,752	2,772	2,690	2,701	3,123	4,857	9,818	8,451	3,216
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,119	1,125	988	1,110	1,256	1,724	3,813	6,011	4,186	1,152
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.27	$0.99	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.27	$0.99	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	333	369	348	292	461	655	683	624	609	234
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,024	631	311	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.88	$0.87	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$0.88	$0.87	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	337	441	477	371	395	588	593	433	489	414
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,141	2,097	361	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	616	557	626	902	1,011	1,148	1,338	1,691	1,979	485
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	253	281	367	401	462	700	717	685	602	232
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	683	647	510	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.59	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	113	138	156	232	143	356	224	335	494	196
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	98	112	113	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	982	764	620	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.49	$1.62	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	335	398	442	555	737	909	3,610	5,243	4,556	1,999
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.52	$1.37	$1.06	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.52	$1.37	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	117	295	250	103	—	—	—	—	—

122	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.14	$1.82	$1.32	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.17	$2.14	$1.82	$1.32	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	196	162	158	108	124	120	166	138	69	222
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	251	298	256	296	359	390	3,323	3,345	1,942	14
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	55	54	45	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	905	810	713	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,061	416	187	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	159	55	5	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	389	282	366	519	591	593	9,009	7,617	5,761	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	379	300	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	432	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	867	968	859	903	953	901	892	1,003	1,091	467
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.21	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.33	$1.37	$1.22	$1.21	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	285	398	470	470	425	429	1,188	2,112	1,085	624
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	156	219	198	214	203	159	215	268	387	397
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	111	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.17	$1.01	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.12	$1.12	$1.17	$1.01	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	54	58	75	80	96	100	1,600	1,895	2,072	680
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	47	90	76	26	35	32	59	84	42	5
Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.37	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.37	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	120	306	356	366	383	379	403	323	375	6

RIVERSOURCE VARIABLE ACCOUNT 10 ■	123

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	608	529	600	520	588	662	679	693	779	266
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,803	3,657	4,997	6,210	7,215	8,228	20,034	21,803	18,995	3,974
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	328	293	247	249	302	320	266	350	487	231
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	795	1,212	1,857	3,141	2,838	2,685	7,054	9,430	7,577	2,481
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	30	144	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	459	413	345	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	35	18	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,341	7,140	5,713	4,970	5,014	476	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,077	1,261	1,478	1,463	1,618	1,928	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	53	59	32	—	12	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.11	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	107	89	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	202	222	353	119	34	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.31	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	861	1,079	1,280	2,237	2,570	2,975	13,553	7,067	5,715	2,119
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	192	111	108	73	59	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,116	10,238	16,283	18,372	12,111	3,775	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,756	18,040	21,050	31,090	32,521	40,233	—	—	—	—

124	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	74	54	22	12	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	689	879	1,223	353	288	94	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	128	225	139	57	51	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	94	86	59	3	—	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	6	25	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	31	22	1	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (06/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.60	$1.20	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09	$1.00
Accumulation unit value at end of period	$1.74	$1.73	$1.60	$1.20	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	466	599	705	829	1,189	1,476	9,757	8,302	5,811	1,493
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	74	72	31	12	13	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	137	138	250	270	280	367	7,956	5,981	4,256	1,499
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	160	158	73	57	25	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,996	77,754	79,491	67,842	58,637	23,094	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,709	29,311	32,386	32,281	37,613	41,323	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,803	34,152	33,555	32,489	29,585	7,132	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,912	6,871	7,968	7,702	10,729	12,286	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,997	23,803	26,092	26,691	21,112	8,769	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,994	25,456	29,448	35,259	38,434	42,735	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	125

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	71	49	11	10	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	138	131	35	22	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	16	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	131	116	104	64	51	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	47	18	15	3	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	106	43	19	23	34	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	23	15	—	1	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	22	23	14	3	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.64	$1.23	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.47	$1.65	$1.64	$1.23	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	153	207	223	242	374	368	4,518	5,050	4,362	417
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	21	88	1	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	145	179	280	27	13	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	38	20	18	12	22	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.65	$1.23	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.80	$1.82	$1.65	$1.23	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	69	44	36	22	18	206	151	119	35	6
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	514	88	51	51	26	25	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.68	$1.39	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.56	$1.58	$1.68	$1.39	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	437	550	560	585	739	910	2,622	2,386	1,978	779

126	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.68	$1.28	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.70	$1.74	$1.68	$1.28	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	388	446	440	480	636	744	2,189	2,340	2,054	422
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.13	$0.96	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.13	$0.96	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	235	219	221	241	271	341	5,717	194	198	79
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	125	173	181	293	534	70	55	67	86	9
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	254	302	301	335	344	388	377	334	363	74
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	435	268	45	—	—	—	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	3	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$1.63	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	481	454	429	210
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.72	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	233	201	39	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	430	438	335	13
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	549	458	234	104
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	654	401	249	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	68	67	9	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	288	53	12	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.46	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	89	46	47	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	9	4	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	127

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,929	1,854	1,684	68
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	17	26	22	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$0.88	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	380	346	296	66
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.87	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	177	187	139	87
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	829	1,018	844	64
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	799	767	678	51
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	851	884	1,040	60
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	209	236	191	95
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	169	167	94	14
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.56	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	219	109	96	34
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	575	566	181	32
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	264	311	245	302
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.97	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	41	19	2	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.01	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	546	393	138	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,931	484	219	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.09	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	4,918	4,206	611	—

128	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	19,463	16,833	18,509	9,409
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	84	56	21	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.46	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	483	474	455	40
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	276	250	222	6
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$1.42	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	114	118	72	32
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	16	17	11	7
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	582	379	382	235
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.38	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	132	122	41	16
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	274	311	189	159
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	172	196	147	75
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.42	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,041	757	678	66
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	301	180	172	9
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	467	313	61	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.01	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	367	304	87	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.40	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	100	109	48	36
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	184	163	161	30

RIVERSOURCE VARIABLE ACCOUNT 10 ■	129

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.92	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	107	99	75	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	318	271	102	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	162	147	103	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	238	197	2	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	205	209	193	—
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.48	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	87	61	59	3
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	45	28	3	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.18	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,040	998	688	66
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$1.17	$1.26	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	71	60	73	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.44	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	202	227	36	5
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	180	150	101	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.94	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	101	90	52	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.45	$1.57	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	150	152	171	43
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$0.94	$1.05	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	478	587	521	350

130	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	86	81	90	25
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	64	66	16	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	60	75	34	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.27	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,809	1,488	821	8
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	90	68	25	24
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—
Accumulation unit value at end of period	$1.09	$1.11	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	48	40	7	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	133	133	106	79
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.21	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	365	315	230	76
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,040	2,098	2,053	616
Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	94	51	46	5
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.04	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	504	564	494	95
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	84	84	64	38
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.36	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	384	387	372	27
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	39	2	2	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$1.49	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	15	12	17	6
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.36	$1.38	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	340	318	232	6

RIVERSOURCE VARIABLE ACCOUNT 10 ■	131

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.46	$1.49	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	382	269	227	39
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	22,307	20,362	16,382	5,878
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.21	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9,330	8,700	6,261	1,516
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.10	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,720	6,282	5,751	2,391
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	73	73	72	15
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.27	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	328	337	236	26
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	18	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	12	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.42	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	169	174	175	73
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.44	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	93	59	59	26
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	175	97	137	17
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.22	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	43	22	26	3
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.37	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	54	40	35	3
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.17	$1.20	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	125	131	105	26
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	42	53	66	41
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$1.51	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	173	118	105	3

132	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	120	142	84	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	37	40	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.28	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	194	174	134	37
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	81	96	—	—

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	60	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.77	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12	11	17	18	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	156	13	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	162	173	152	87	29	11
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	133	124	78	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.55	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	323	285	242	152	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	77	7	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.83	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	35	23	12	11	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	5	10	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	39	38	36	19	55	14

RIVERSOURCE VARIABLE ACCOUNT 10 ■	133

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	10	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	84	182	202	190	178	13
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	60	69	71	94	100	4
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	11	4	—	—	30	37
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	216	240	254	139	32	7
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	289	315	330	212	25	18
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	207	224	224	308	75	36
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.38	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.27	$1.29	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	44	28	25	33	31	8
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	71	140	133	129	94	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	90	108	75	62	55	1
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	104	148	167	73	21	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	416	442	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,416	2,582	472	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,686	16,830	16,475	13,245	—	—

134	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	9	5	8	8	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	23	22	8	14	13	7
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	42	31	25	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	32	40	32	1	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	18	12	5	7	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.01	$1.04	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	515	559	755	738	165	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.88	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	32	35	17	20	18	11
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	55	68	83	92	132	53
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	84	32	17	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	172	183	205	158	90	20
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.64	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	54	149	178	164	131	29
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	192	90	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.55	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	26	26	29	42	14	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.93	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	24	87	89	74	67	5
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	36	2	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	135

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	41	97	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	134	110	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	49	27	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	15	12	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	27	28	18	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	49	64	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	139	163	174	141	84	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	62	83	20	19	—	10
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	11	13	3	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	147	290	271	273	200	21
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	47	51	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	67	60	47	29	29	8
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	95	276	306	300	159	41
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	3	11	2	—	—

136	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	25	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	6	12	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.48	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	779	786	953	800	1,235	332
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	41	44	118	107	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	17	17	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	20	18	45	153	53	9
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	91	149	91	66	75	20
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,713	5,123	6,889	9,335	7,524	2,009
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	16	8	8	6	34	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	296	400	430	261	168	44
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	95	100	175	192	38	31
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	10	1	1	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	19	23	35	20	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	6	6	—
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	69	74	67	67	60	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	137

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	14,787	16,331	17,612	18,226	13,127	4,361
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,717	2,902	4,584	3,242	2,986	389
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,278	8,645	9,948	11,302	9,437	4,658
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.68	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	28	31	43	47	20	15
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	136	217	224	187	184	3
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	11	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	12	66	66	66	54	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.80	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	15	31	19	18	18	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	39	38	16	9	9	18
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	—	2	1	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	8	8	5	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	13	3	3	2	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	10	10	19	23	10	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	13	4	7
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	3	12	25	—	—

138	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	57	62	89	63	47	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	21	22	27	11	15	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	103	80	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.77	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	33	20	13	5	4	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	161	3	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.68	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	39	13	12	11	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	272	215	133	8	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	304	304	116	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	56	24	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	87	61	15	1	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	113	159	117	81	10	2
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	139

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	46	44	31	22	23	13
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	13	18	14	23	2
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	420	102	77	189	164	31
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	61	72	34	30	27	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	92	30	42	52	32	15
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	85	105	54	41	41	18
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.38	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.27	$1.29	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	48	9	9	3	2	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.73	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	86	24	16	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	155	109	48	9	4	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	16	14	10	20	27	15
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	122	105	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	188	8	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,035	2,752	1,402	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,721	5,432	1,744	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	50	27	11	2	2	2

140	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	57	47	20	6	5	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.42	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	28	20	9	3	2	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	8	12	9	1	2	2
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	3	3	15	1	7	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.01	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	51	47	33	36	3	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.88	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	50	7	3	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	9	14	31	11	18
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	50	46	43	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	78	68	24	19	38	13
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.64	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	106	62	14	8	8	7
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	84	26	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	160	32	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	10	27	4	1	2	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	51	47	6	2	8	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	47	14	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	141

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	195	149	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	41	16	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	36	18	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	38	33	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.62	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	10	4	5	3	7	2
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	43	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	118	110	44	25	9	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	9	10	9	5	9	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	105	62	8	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	89	90	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	44	36	10	3	2	2
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	13	30	38	43	21	4
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	4	4	—	—	—

142	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	587	542	687	310	313	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	7	21	9	7	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	1	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	95	74	41	44	24	15
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	62	27	10	2	2	1
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,064	1,209	1,408	4,549	1,746	950
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	10	6	2	2	2	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	160	161	93	39	40	2
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	4	7	18	15	4
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	27	12	2	2	2	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	10	24	12	2	1	1
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	46	36	40	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	22	24	24	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	12,366	13,496	12,127	7,268	7,907	2,802

RIVERSOURCE VARIABLE ACCOUNT 10 ■	143

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,236	3,742	2,982	2,454	1,816	910
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,661	4,365	4,451	1,843	3,191	999
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	17	6	2	2	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	28	34	3	2	1	1
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	50	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	50	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	17	17	1	14	2	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.80	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	6	4	8	4	4
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	126	68	11	4	9	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	16	10	10	7	7	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	19	20	6	3	5	2
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	45	37	—	—	2	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	13	3	17	2	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	2	2	2	2	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	14	15	2	2	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	78	55	59	7	8	—

144	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	60	24	8	4	5	1
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	23	4	—	—	—

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	76	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.15	$1.98	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	16	6	7	8	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	59	5	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.75	$1.86	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	115	122	152	137	10	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	108	94	39	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	54	58	67	9	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	9	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	28	36	31	9	9	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	11	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.62	$1.69	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	71	68	114	67	84	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.93	$1.03	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	173	165	197	172	125	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	145

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	112	133	176	221	48	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	157	73	128	57	277	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	105	117	127	184	154	93
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	151	176	216	85	48	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.10	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	284	338	376	530	72	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.26	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	23	13	20	30	3	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.73	$1.35	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.07	$1.94	$1.73	$1.35	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	33	30	55	23	9	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.91	$1.93	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	569	22	74	15	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	314	349	304	232	122	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	467	469	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,447	1,291	395	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,933	4,621	3,802	1,865	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.62	$1.57	$1.49	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	17	17	46	17	17	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.84	$1.97	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	60	58	56	37	22	—

146	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.32	$1.28	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	70	61	67	43	20	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$2.00	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	43	44	45	10	7	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.91	$2.00	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	22	23	46	23	20	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	183	87	146	180	102	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.74	$1.90	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	51	55	83	44	11	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	133	133	37	45	1	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	28	37	16	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	188	186	206	190	62	1
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.70	$1.63	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	97	103	121	130	29	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.10	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	60	59	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.52	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	44	46	50	43	17	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	15	17	42	25	7	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	93	15	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	147

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	17	18	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	4	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	286	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.85	$1.79	$1.61	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	27	2	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	229	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.36	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.50	$1.78	$1.61	$1.36	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	86	114	137	125	63	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.53	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	7	12	18	14	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	106	109	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.62	$1.59	$1.58	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	47	43	43	24	31	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.91	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	11	12	11	8	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	167	234	236	331	159	47
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	162	173	121	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—

148	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,408	3,856	3,725	2,508	2,115	234
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	65	85	108	101	7	3
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	5	5	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	30	33	67	205	43	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.34	$1.38	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	39	37	56	43	21	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,503	5,271	7,706	8,419	4,761	306
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	23	8	6	39	33	1
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.13	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	307	322	326	224	198	95
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	72	92	102	85	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	17	6	7	3	1	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.01	$1.85	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	36	38	55	26	18	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	5	6	52	32	—
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.81	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	79	86	67	28	12	1
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	23,431	26,340	26,063	27,190	23,508	10,038
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.40	$1.43	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10,146	9,617	10,786	9,749	7,580	1,963

RIVERSOURCE VARIABLE ACCOUNT 10 ■	149

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,822	7,810	9,673	8,976	5,698	1,757
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	5	8	4	1	1
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	77	72	63	56	13	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	28	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	26	28	32	33	19	22
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.80	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.03	$1.95	$1.80	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11	11	23	9	8	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	80	33	25	14	8	1
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.72	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	6	1	1	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.70	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.71	$1.70	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	8	16	9	2	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.29	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	4	56	58	3	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$1.90	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	66	55	59	72	51	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	66	52	189	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.81	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	82	105	131	132	27	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.73	$1.81	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	25	26	35	33	7	—

150	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	8	—	—	—

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	25	11	10	14	10	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	155	81	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	56	63	36	29	32	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	244	134	1	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	337	101	56	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	143	51	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	50	17	—	37	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	175	103	55	2	41	20
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	23	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	39	34	40	48	36	51
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	9	58	48	50	35

RIVERSOURCE VARIABLE ACCOUNT 10 ■	151

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	61	2	19	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	178	112	125	101	94	5
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	102	153	141	106	79	35
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	46	31	41	276	121	54
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.26	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	16	7	14	1	2	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	89	47	59	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	189	70	34	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	280	236	209	202	253	72
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	575	117	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,701	207	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	256	257	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,105	3,310	1,245	795	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	63	46	41	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	30	18	4	1	1	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	36	11	2	44	1	50

152	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	66	63	44	64	—	20
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	23	21	1	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	99	98	197	145	108	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	12	6	35	15	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	75	39	43	43	43	211
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	87	95	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	165	135	110	61	41	47
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	43	71	60	38	37	32
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	97	41	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	213	54	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21	7	7	27	25	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	36	44	11	10	11	19
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	80	34	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	65	6	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	215	18	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	153

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	40	27	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	12	5	—	3	—	20
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	475	565	72	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	84	175	109	60	60	23
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	15	19	8	6	7	32
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	24	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	6	3	2	2	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	88	83	1	2	1	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	124	119	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	24	16	1	1	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	37	58	256	136	35
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	122	104	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	365	260	177	197	178	—

154	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	19	77	89	51	32	8
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	42	42	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	105	91	100	108	94	36
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	59	73	53	13	12	27
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,488	4,746	4,786	4,524	4,417	1,365
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	9	30	36	44	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	233	298	316	142	184	7
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	97	80	85	24	21	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	23	17	12	37	4	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16	18	20	18	29	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	8	—	9	40	1	—
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	90	69	41	5	10	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	9,954	8,562	6,420	5,683	4,862	657
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,237	1,599	1,060	595	301	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,268	6,269	3,417	3,282	2,963	1,016

RIVERSOURCE VARIABLE ACCOUNT 10 ■	155

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	43	46	47	59	67	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	106	105	31	10	17	31
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	39	4	5	11	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	34	34	34	17	16	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	87	19	7	6	16	1
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	10	4	1	—	2	32
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	—	2	1	1	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	61	31	37	19	37	18
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	31	8	33	32	46	3
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	2	5	6	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	91	96	96	56	64	32
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	89	94	92	71	47	32
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	54	99	—	—	—

156	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.76	$1.31	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.14	$1.97	$1.76	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.16	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	34	—	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.74	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	103	114	26	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	26 4		—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	9	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.68	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	2	10	10	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	23	20	19	11	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	157

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	2	10	12	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.26	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.72	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	14	14	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.72	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	18	17	2	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	207	209	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.17	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,673	4,877	4,625	3,534	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	27	27	4	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.78	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.83	$1.96	$1.78	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.82	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.99	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	23	22	3	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

158	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.73	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	19	19	16	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	1	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.68	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.85	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	40	43	25	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	31	34	9	1	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	40	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	10	10	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.53	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.62	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	8	9	9	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.91	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	34	16	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	51	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	159

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	41	14	3	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.53	$1.65	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.75	$1.79	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.58	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	31	32	9	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.87	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.90	$2.05	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	18	21	11	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	64	69	72	2	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.95	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.52	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	2	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.48	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	544	378	426	38	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

160	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.14	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.05	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	18	20	19	2	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	773	789	1,246	1,009	154	139
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.25	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.03	$1.14	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	16	16	2	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8	9	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	29	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.74	$1.82	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	18	13	20	6	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.84	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.50	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.63	$1.65	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.80	$1.85	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,248	3,958	2,585	1,300	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,599	1,780	1,730	56	35	32
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,025	3,756	5,181	3,281	—	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.49	$1.53	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	161

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.79	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.71	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.51	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.72	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.86	$1.90	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	9	9	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.72	$1.80	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$1.08	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

162	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.76	$1.30	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.14	$1.96	$1.76	$1.30	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	13	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$1.16	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	50	55	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.66	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.74	$1.84	$1.66	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	36	37	60	6	6	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	89	56	44	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.28	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.53	$1.28	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	68	104	152	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	6	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.03	$2.05	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.56	$1.25	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.60	$1.68	$1.56	$1.25	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	48	88	96	28	6	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	14	15	20	7	4	2
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.11	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$0.99	$1.01	$1.11	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8	62	66	11	7	3
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	22	42	59	27	8	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.32	$1.27	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.30	$1.34	$1.32	$1.27	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	23	73	72	19	14	3
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5	9	50	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	163

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	15	58	75	147	26	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.25	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	5	3	1	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.72	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.72	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.89	$1.91	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	2	1	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	29	73	9	5	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.17	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	63	66	10	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.77	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.82	$1.95	$1.77	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	55	57	60	20	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.41	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.41	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	25	23	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.82	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.98	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	78	74	59	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	35	23	15	15	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	18	19	23	8	1	—

164	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.86	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.73	$1.89	$1.86	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	43	44	46	18	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	395	31	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.92	$1.00	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	80	80	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.68	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.84	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	47	63	53	19	—	8
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.69	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	27	31	49	30	7	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	25	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	96	25	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.53	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.50	$1.61	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	50	109	114	21	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.91	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	4	3	3	2	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	40	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.11	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	70	78	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	42	47	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	165

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	49	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.48	$1.77	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	49	43	38	19	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.52	$1.65	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	50	27	1	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.65	$1.22	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.74	$1.79	$1.65	$1.22	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	19	23	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.58	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	29	—	—	1	10	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	134	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.87	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.89	$2.05	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	2	17	3	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.19	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.03	$1.16	$1.17	$1.19	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	133	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.95	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.52	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.46	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.48	$1.52	$1.46	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	57	81	82	9	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	26	3	7	6	—	5
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.13	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.05	$1.13	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	40	21	23	24	18	—

166	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.33	$1.37	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	77	92	21	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,748	1,743	1,789	1,213	494	116
Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.25	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.03	$1.13	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	4	—	1	—	3
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	136	350	323	13	8	4
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	9	62	22	21	5
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.73	$1.82	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	21	50	54	—	4	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.02	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.99	$1.84	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	2	18	1	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.50	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.62	$1.65	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	43	47	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.71	$1.28	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.80	$1.85	$1.71	$1.28	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	18	23	1	—	—	8
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.18	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.30	$1.18	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,582	1,703	1,885	1,235	430	163
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.42	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	423	629	698	572	177	102
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,639	1,671	2,005	1,751	745	198
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.83	$1.75	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	20	21	43	24	5	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.48	$1.53	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	15	35	4	1	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	167

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.66	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.79	$1.66	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.01	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	41	45	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.31	$1.37	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	27	35	10	10	9	3
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.88	$1.37	$1.25	$1.29	$1.00
Accumulation unit value at end of period	$1.71	$1.84	$1.88	$1.37	$1.25	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	13	13	—	—	2
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.69	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.51	$1.70	$1.69	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	4	2
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	29	31	33	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.72	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.86	$1.89	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	18	23	12	7	3
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	2	24	6	6	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.87	$1.27	$1.19	$1.27	$1.00
Accumulation unit value at end of period	$1.72	$1.80	$1.87	$1.27	$1.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	24	26	40	15	1	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	104	28	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

168	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	44	21	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	145	56	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	78	45	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$1.35	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	29	31	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	5	3	2	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	175	179	72	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	13	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	73	78	78	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.10	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	93	97	107	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	169

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	5	4	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	57	57	41	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	43	24	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	1,710	883	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	664	388	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	269	82	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	602	568	127	85
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	5	21	2	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	30	32	34	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6	16	2	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.53	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	3	2	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	34	17	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

170	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	16	3	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	55	51	6	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.35	$1.40	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	36	52	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	42	24	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	99	83	15	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	17	33	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	22	23	8	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	25	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	43	19	107	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	148	57	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	1	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	11	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	171

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	102	116	6	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	26	19	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	77	71	52	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	214	214	214	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$1.08	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	2	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—

172	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	382	429	348	—
Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	47	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	23	24	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.34	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	78	81	30	—
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,781	3,517	1,607	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	405	393	242	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,316	2,101	972	—
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	173

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	46	47	31	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18	18	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	25	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	12	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	—

Variable account charges of 1.90% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

174	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$1.34	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	30	20	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	34	35	37	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.10	$1.14	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	103	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	175

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	50	53	54	71
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.43	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	34	26	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.53	$1.47	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.36	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

176	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.99	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	33	70	75	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.34	$1.39	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.40	$1.42	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	51	54	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	46	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	177

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.15	$1.24	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.41	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.55	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$0.92	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$1.02	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.93	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$1.08	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	127
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	634	634	634	510

178	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	55	57	60	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.28	$1.35	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.34	$1.36	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	107	90	71	20
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.20	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	25	35
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.10	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	233	222	184	213
Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.26	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	179

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.20	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$1.20	$1.36	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

180	■ RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

RIVERSOURCE VARIABLE ACCOUNT 10 ■	181

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$7,672,861	$8,204,934	$96,796,279	$154,352,394	$29,725,835
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,843	74	239	2,883	4,185
Receivable for share redemptions	6,897	9,217	150,672	163,344	67,586
Total assets	7,682,601	8,214,225	96,947,190	154,518,621	29,797,606

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,897	6,487	72,092	115,671	26,593
Contract terminations	—	2,730	78,579	47,673	40,993
Payable for investments purchased	2,843	74	239	2,883	4,185
Total liabilities	9,740	9,291	150,910	166,227	71,771
Net assets applicable to contracts in accumulation period	7,672,398	8,204,934	96,668,922	154,062,389	29,724,983
Net assets applicable to contracts in payment period	—	—	127,358	290,005	—
Net assets applicable to seed money	463	—	—	—	852
Total net assets	$7,672,861	$8,204,934	$96,796,280	$154,352,394	$29,725,835
(1) Investment shares	682,032	377,933	3,250,379	11,510,246	622,270
(2) Investments, at cost	$7,936,210	$6,496,597	$69,179,954	$180,664,004	$26,033,530

Dec. 31, 2015 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$34,207,105	$11,149,401	$28,720,303	$51,690,305	$29,263,741
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	36,541	—	14,880	503	9,830
Receivable for share redemptions	32,242	11,804	21,104	78,203	29,857
Total assets	34,275,888	11,161,205	28,756,287	51,769,011	29,303,428

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	29,154	7,979	21,104	40,944	22,587
Contract terminations	3,087	3,825	—	37,259	7,270
Payable for investments purchased	36,541	—	14,880	503	9,830
Total liabilities	68,782	11,804	35,984	78,706	39,687
Net assets applicable to contracts in accumulation period	34,133,470	11,101,539	28,597,192	51,568,213	29,249,494
Net assets applicable to contracts in payment period	73,419	47,862	123,111	122,092	14,247
Net assets applicable to seed money	217	—	—	—	—
Total net assets	$34,207,106	$11,149,401	$28,720,303	$51,690,305	$29,263,741
(1) Investment shares	4,817,902	1,112,715	2,872,030	2,809,256	1,921,454
(2) Investments, at cost	$52,087,648	$9,891,576	$22,154,630	$43,653,645	$21,577,357

See accompanying notes to financial statements.

182	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$40,803,907	$198,663,178	$77,614,707	$22,160,355	$16,327,262
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	25,477	37,571	791	1,183
Receivable for share redemptions	67,897	341,555	69,479	16,439	24,519
Total assets	40,871,804	199,030,210	77,721,757	22,177,585	16,352,964

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	29,213	157,557	66,337	16,183	13,185
Contract terminations	38,684	183,998	3,143	256	11,333
Payable for investments purchased	—	25,477	37,571	791	1,183
Total liabilities	67,897	367,032	107,051	17,230	25,701
Net assets applicable to contracts in accumulation period	40,382,495	198,346,835	76,906,816	22,092,666	16,327,263
Net assets applicable to contracts in payment period	421,412	315,998	707,730	67,689	—
Net assets applicable to seed money	—	345	160	—	—
Total net assets	$40,803,907	$198,663,178	$77,614,706	$22,160,355	$16,327,263
(1) Investment shares	4,610,611	22,422,481	5,952,048	11,107,948	779,344
(2) Investments, at cost	$31,407,077	$159,031,127	$88,492,627	$20,705,208	$14,833,430

Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Assets
Investments, at fair value(1),(2)	$322,448,233	$24,231,223	$166,144,776	$2,104,945	$53,332,962
Dividends receivable	—	7	45	—	—
Accounts receivable from RiverSource Life for contract purchase payments	243,174	395,383	279,854	912	3,249
Receivable for share redemptions	326,667	54,981	160,231	1,815	94,760
Total assets	323,018,074	24,681,594	166,584,906	2,107,672	53,430,971

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	274,762	23,488	132,925	1,814	44,629
Contract terminations	51,905	31,493	27,306	1	50,131
Payable for investments purchased	243,174	395,383	279,854	912	3,249
Total liabilities	569,841	450,364	440,085	2,727	98,009
Net assets applicable to contracts in accumulation period	318,439,252	24,217,036	165,876,944	2,103,968	53,323,423
Net assets applicable to contracts in payment period	4,008,930	—	267,865	—	9,465
Net assets applicable to seed money	51	14,194	12	977	74
Total net assets	$322,448,233	$24,231,230	$166,144,821	$2,104,945	$53,332,962
(1) Investment shares	14,650,079	24,231,223	166,144,776	377,230	3,226,434
(2) Investments, at cost	$243,859,423	$24,231,222	$166,125,055	$2,906,236	$49,862,568

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	183

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$12,089,036	$5,116,008	$33,007,925	$600,827,672	$7,633,118
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,410	160	279	52	2,066
Receivable for share redemptions	12,102	12,671	54,753	864,012	8,408
Total assets	12,115,548	5,128,839	33,062,957	601,691,736	7,643,592

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,206	4,477	32,475	470,711	6,366
Contract terminations	1,896	8,194	22,278	393,301	2,042
Payable for investments purchased	14,410	160	279	52	2,066
Total liabilities	26,512	12,831	55,032	864,064	10,474
Net assets applicable to contracts in accumulation period	12,068,994	5,115,920	32,964,260	597,241,796	7,601,579
Net assets applicable to contracts in payment period	19,361	—	43,607	3,585,864	30,853
Net assets applicable to seed money	681	88	58	12	686
Total net assets	$12,089,036	$5,116,008	$33,007,925	$600,827,672	$7,633,118
(1) Investment shares	1,234,835	537,961	1,721,853	31,114,846	871,361
(2) Investments, at cost	$12,211,934	$5,204,551	$29,613,048	$380,789,038	$8,326,238

Dec. 31, 2015 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$16,834,553	$145,955,156	$8,501,806	$131,895,570	$34,780,367
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	56,146	14,302	330	43,122	832
Receivable for share redemptions	33,413	201,396	14,934	110,884	44,159
Total assets	16,924,112	146,170,854	8,517,070	132,049,576	34,825,358

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,779	119,293	7,952	104,171	32,624
Contract terminations	17,634	82,103	6,982	6,713	11,535
Payable for investments purchased	56,146	14,302	330	43,122	832
Total liabilities	89,559	215,698	15,264	154,006	44,991
Net assets applicable to contracts in accumulation period	16,810,091	145,465,066	8,501,455	131,554,914	34,780,162
Net assets applicable to contracts in payment period	24,244	490,078	—	340,644	—
Net assets applicable to seed money	218	12	351	12	205
Total net assets	$16,834,553	$145,955,156	$8,501,806	$131,895,570	$34,780,367
(1) Investment shares	1,244,239	10,747,802	968,315	14,937,211	5,425,954
(2) Investments, at cost	$19,215,539	$141,762,436	$10,593,317	$162,930,289	$37,967,172

See accompanying notes to financial statements.

184	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$300,720,023	$87,145,453	$130,021,015	$23,558,441	$458,449,232
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	9,589	26,677	1,794	48	16,139
Receivable for share redemptions	369,751	79,840	159,216	26,380	404,353
Total assets	301,099,363	87,251,970	130,182,025	23,584,869	458,869,724

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	240,046	72,620	100,490	22,270	361,603
Contract terminations	129,705	7,220	58,726	4,110	42,750
Payable for investments purchased	9,589	26,677	1,794	48	16,139
Total liabilities	379,340	106,517	161,010	26,428	420,492
Net assets applicable to contracts in accumulation period	298,937,397	87,070,648	129,766,407	23,558,181	455,554,227
Net assets applicable to contracts in payment period	1,782,614	74,612	254,597	—	2,894,993
Net assets applicable to seed money	12	193	11	260	12
Total net assets	$300,720,023	$87,145,453	$130,021,015	$23,558,441	$458,449,232
(1) Investment shares	46,623,259	10,866,017	16,051,977	2,348,798	45,481,075
(2) Investments, at cost	$311,719,074	$100,279,187	$152,380,152	$24,835,643	$476,767,883

Dec. 31, 2015 (continued)	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$39,318,469	$24,646,722	$155,892,320	$211,511,578	$15,219,015
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	22,143	6,165	77	12,602	12,993
Receivable for share redemptions	51,126	24,416	238,426	253,306	14,653
Total assets	39,391,738	24,677,303	156,130,823	211,777,486	15,246,661

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,841	23,074	112,813	170,610	14,464
Contract terminations	19,285	1,342	125,613	82,696	189
Payable for investments purchased	22,143	6,165	77	12,602	12,993
Total liabilities	73,269	30,581	238,503	265,908	27,646
Net assets applicable to contracts in accumulation period	39,164,829	24,646,645	155,388,952	210,482,269	15,218,923
Net assets applicable to contracts in payment period	153,361	—	503,357	1,029,257	—
Net assets applicable to seed money	279	77	11	52	92
Total net assets	$39,318,469	$24,646,722	$155,892,320	$211,511,578	$15,219,015
(1) Investment shares	2,240,369	1,936,113	12,141,146	13,906,087	426,422
(2) Investments, at cost	$41,999,982	$21,366,155	$99,977,243	$144,895,070	$14,012,564

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	185

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$373,287,715	$18,594,897	$208,901,352	$823,245,802	$6,894,913,747
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,790	15,444	221,415	108,306	4,105,258
Receivable for share redemptions	420,911	17,346	181,885	745,255	5,753,930
Total assets	373,710,416	18,627,687	209,304,652	824,099,363	6,904,772,935

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	313,240	16,469	180,560	708,266	5,688,494
Contract terminations	107,671	877	1,325	36,989	65,436
Payable for investments purchased	1,790	15,444	221,415	108,306	4,105,258
Total liabilities	422,701	32,790	403,300	853,561	9,859,188
Net assets applicable to contracts in accumulation period	368,466,412	18,500,946	208,901,256	823,191,409	6,894,340,306
Net assets applicable to contracts in payment period	4,821,291	93,618	—	54,311	573,388
Net assets applicable to seed money	12	333	96	82	53
Total net assets	$373,287,715	$18,594,897	$208,901,352	$823,245,802	$6,894,913,747
(1) Investment shares	10,392,197	1,999,451	19,971,449	76,652,309	610,709,809
(2) Investments, at cost	$238,971,612	$20,088,672	$208,351,676	$815,917,431	$6,868,117,579

Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$10,207,540,372	$9,517,391	$88,863,295	$15,689,791	$78,816,383
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,890,603	25,159	13,131	153	7,834
Receivable for share redemptions	9,722,109	33,951	102,049	25,375	89,696
Total assets	10,221,153,084	9,576,501	88,978,475	15,715,319	78,913,913

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,738,578	9,051	73,873	15,131	60,512
Contract terminations	983,531	24,900	28,176	10,244	29,184
Payable for investments purchased	3,890,603	25,159	13,131	153	7,834
Total liabilities	13,612,712	59,110	115,180	25,528	97,530
Net assets applicable to contracts in accumulation period	10,207,491,611	9,517,316	88,161,437	15,689,730	78,636,191
Net assets applicable to contracts in payment period	48,728	—	701,846	—	180,181
Net assets applicable to seed money	33	75	12	61	11
Total net assets	$10,207,540,372	$9,517,391	$88,863,295	$15,689,791	$78,816,383
(1) Investment shares	850,628,364	470,459	4,364,602	905,354	4,521,881
(2) Investments, at cost	$9,639,018,789	$8,877,629	$53,513,825	$14,495,828	$54,144,047

See accompanying notes to financial statements.

186	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$14,008,439	$83,040,382	$10,942,134	$35,587,678	$8,525,326
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	23,684	7,470	125	492	45,738
Receivable for share redemptions	17,345	88,521	12,797	35,316	13,008
Total assets	14,049,468	83,136,373	10,955,056	35,623,486	8,584,072

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,866	71,968	10,484	27,250	8,067
Contract terminations	4,479	16,553	2,313	8,066	4,941
Payable for investments purchased	23,684	7,470	125	492	45,738
Total liabilities	41,029	95,991	12,922	35,808	58,746
Net assets applicable to contracts in accumulation period	14,007,970	82,124,318	10,942,057	35,559,041	8,525,224
Net assets applicable to contracts in payment period	—	916,052	—	28,626	—
Net assets applicable to seed money	469	12	77	11	102
Total net assets	$14,008,439	$83,040,382	$10,942,134	$35,587,678	$8,525,326
(1) Investment shares	1,033,833	6,114,903	647,081	2,092,162	454,927
(2) Investments, at cost	$14,020,736	$69,706,546	$10,248,195	$26,379,685	$7,940,061

Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value(1),(2)	$52,102,796	$22,626,771	$12,521,734	$8,753,701	$107,794,046
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	9,645	1,772	1,704	261	6,209
Receivable for share redemptions	79,859	21,684	27,768	8,428	85,232
Total assets	52,192,300	22,650,227	12,551,206	8,762,390	107,885,487

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	38,700	21,565	11,890	8,331	82,262
Contract terminations	41,158	119	15,878	97	2,970
Payable for investments purchased	9,645	1,772	1,704	261	6,209
Total liabilities	89,503	23,456	29,472	8,689	91,441
Net assets applicable to contracts in accumulation period	52,068,613	22,626,593	12,514,907	8,753,373	107,370,543
Net assets applicable to contracts in payment period	34,173	—	6,769	—	423,492
Net assets applicable to seed money	11	178	58	328	11
Total net assets	$52,102,797	$22,626,771	$12,521,734	$8,753,701	$107,794,046
(1) Investment shares	2,761,144	5,130,787	717,989	841,702	10,344,918
(2) Investments, at cost	$35,017,633	$33,290,369	$11,307,518	$8,801,145	$106,861,722

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	187

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$23,648,124	$23,377,676	$6,868,366	$187,969,132	$474,192,485
Dividends receivable	—	—	—	571,218	—
Accounts receivable from RiverSource Life for contract purchase payments	55,885	3,608	—	45,000	24,329
Receivable for share redemptions	20,310	35,325	7,568	214,754	641,862
Total assets	23,724,319	23,416,609	6,875,934	188,800,104	474,858,676

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,328	19,074	5,886	149,425	378,743
Contract terminations	1,982	16,251	1,682	65,329	263,119
Payable for investments purchased	55,885	3,608	—	616,218	24,329
Total liabilities	76,195	38,933	7,568	830,972	666,191
Net assets applicable to contracts in accumulation period	23,591,129	23,357,779	6,868,366	187,588,223	472,988,038
Net assets applicable to contracts in payment period	56,995	19,605	—	380,909	1,204,295
Net assets applicable to seed money	—	292	—	—	152
Total net assets	$23,648,124	$23,377,676	$6,868,366	$187,969,132	$474,192,485
(1) Investment shares	6,048,114	1,856,845	382,213	21,360,129	14,257,140
(2) Investments, at cost	$52,152,033	$25,482,384	$6,756,100	$198,599,824	$393,315,594

Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$45,766,135	$116,871,497	$94,228,396	$446,745,233	$15,336,390
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	619	—	686	55,515	493
Receivable for share redemptions	35,643	146,527	81,286	454,170	12,227
Total assets	45,802,397	117,018,024	94,310,368	447,254,918	15,349,110

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,827	85,214	67,241	342,512	10,884
Contract terminations	2,816	61,313	14,045	111,658	1,343
Payable for investments purchased	619	—	686	55,515	493
Total liabilities	36,262	146,527	81,972	509,685	12,720
Net assets applicable to contracts in accumulation period	45,619,901	116,086,299	93,273,521	445,445,293	15,249,925
Net assets applicable to contracts in payment period	146,234	785,198	954,875	1,299,656	86,465
Net assets applicable to seed money	—	—	—	284	—
Total net assets	$45,766,135	$116,871,497	$94,228,396	$446,745,233	$15,336,390
(1) Investment shares	2,440,861	6,303,748	2,907,386	14,035,351	807,178
(2) Investments, at cost	$35,897,976	$84,822,183	$76,470,121	$407,246,179	$14,691,514

See accompanying notes to financial statements.

188	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$70,976,653	$52,765,224	$130,836,071	$51,973,041	$118,979,205
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,897	78,221	—	20,376	26,481
Receivable for share redemptions	97,441	85,767	211,322	85,135	128,167
Total assets	71,078,991	52,929,212	131,047,393	52,078,552	119,133,853

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	53,510	44,050	97,961	46,494	94,364
Contract terminations	43,931	41,717	113,361	38,641	33,803
Payable for investments purchased	4,897	78,221	—	20,376	26,481
Total liabilities	102,338	163,988	211,322	105,511	154,648
Net assets applicable to contracts in accumulation period	70,722,281	52,638,158	130,561,769	51,909,846	118,923,829
Net assets applicable to contracts in payment period	254,372	126,706	274,302	62,970	55,074
Net assets applicable to seed money	—	360	—	225	302
Total net assets	$70,976,653	$52,765,224	$130,836,071	$51,973,041	$118,979,205
(1) Investment shares	3,753,393	5,015,706	8,430,159	3,660,073	6,196,834
(2) Investments, at cost	$64,951,563	$57,039,885	$154,702,059	$59,015,490	$110,018,764

Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$120,884,612	$34,992,777	$181,065,429	$4,092,573	$6,430,750
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	17,552	28,157	10,211	269	—
Receivable for share redemptions	162,455	29,596	178,237	10,925	5,057
Total assets	121,064,619	35,050,530	181,253,877	4,103,767	6,435,807

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	93,284	29,078	132,077	3,341	4,563
Contract terminations	69,171	518	46,160	7,584	494
Payable for investments purchased	17,552	28,157	10,211	269	—
Total liabilities	180,007	57,753	188,448	11,194	5,057
Net assets applicable to contracts in accumulation period	120,675,691	34,992,424	180,098,099	4,092,032	6,401,869
Net assets applicable to contracts in payment period	208,507	—	967,330	—	28,881
Net assets applicable to seed money	414	353	—	541	—
Total net assets	$120,884,612	$34,992,777	$181,065,429	$4,092,573	$6,430,750
(1) Investment shares	6,837,365	2,214,733	12,495,889	448,747	554,375
(2) Investments, at cost	$110,003,686	$39,774,023	$186,003,682	$4,390,399	$6,670,226
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	189

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$129,547,575	$13,593,306	$58,684,678	$35,265,297	$160,796,370
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,048	—	4,890	13,415	8,310
Receivable for share redemptions	138,383	12,168	133,018	31,766	145,926
Total assets	129,689,006	13,605,474	58,822,586	35,310,478	160,950,606

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	95,808	9,597	43,246	31,482	121,594
Contract terminations	42,575	2,571	89,772	284	24,332
Payable for investments purchased	3,048	—	4,890	13,415	8,310
Total liabilities	141,431	12,168	137,908	45,181	154,236
Net assets applicable to contracts in accumulation period	128,901,243	13,572,966	58,675,773	35,251,494	160,649,699
Net assets applicable to contracts in payment period	646,332	20,340	8,905	13,584	146,671
Net assets applicable to seed money	—	—	—	219	—
Total net assets	$129,547,575	$13,593,306	$58,684,678	$35,265,297	$160,796,370
(1) Investment shares	7,752,698	237,230	1,050,755	3,498,541	9,183,117
(2) Investments, at cost	$101,003,382	$9,091,158	$39,451,623	$41,944,773	$117,241,032

Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Assets
Investments, at fair value(1),(2)	$82,289,811	$27,125,780	$16,057,251	$72,932,865	$92,916,792
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	43,437	1,652	18,806	5,817
Receivable for share redemptions	119,463	19,442	13,570	107,815	91,680
Total assets	82,409,274	27,188,659	16,072,473	73,059,486	93,014,289

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	87,925	19,442	13,570	56,519	71,129
Contract terminations	31,538	—	—	51,296	20,551
Payable for investments purchased	—	43,437	1,652	18,806	5,817
Total liabilities	119,463	62,879	15,222	126,621	97,497
Net assets applicable to contracts in accumulation period	81,020,603	27,110,737	16,000,694	72,786,508	92,743,245
Net assets applicable to contracts in payment period	1,269,208	15,043	56,557	146,357	173,547
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$82,289,811	$27,125,780	$16,057,251	$72,932,865	$92,916,792
(1) Investment shares	2,431,732	1,165,697	693,318	2,379,539	2,812,252
(2) Investments, at cost	$56,723,184	$21,166,249	$12,595,962	$61,051,794	$79,759,709

See accompanying notes to financial statements.

190	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Assets
Investments, at fair value(1),(2)	$15,598,338	$22,656,621	$25,375,226	$33,022,439	$14,195,391
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	143	4,971	12,371	10,970	311
Receivable for share redemptions	11,661	38,406	84,428	53,064	10,189
Total assets	15,610,142	22,699,998	25,472,025	33,086,473	14,205,891

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,114	17,223	18,221	29,440	9,879
Contract terminations	547	21,183	66,207	23,624	310
Payable for investments purchased	143	4,971	12,371	10,970	311
Total liabilities	11,804	43,377	96,799	64,034	10,500
Net assets applicable to contracts in accumulation period	15,526,667	22,639,158	25,374,736	32,692,170	14,185,551
Net assets applicable to contracts in payment period	71,671	17,463	490	329,979	9,840
Net assets applicable to seed money	—	—	—	290	—
Total net assets	$15,598,338	$22,656,621	$25,375,226	$33,022,439	$14,195,391
(1) Investment shares	2,899,319	4,250,773	1,347,596	3,976,786	259,656
(2) Investments, at cost	$12,279,174	$18,719,262	$20,358,430	$45,057,221	$10,532,201

Dec. 31, 2015 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Assets
Investments, at fair value(1),(2)	$39,812,510	$10,556,046	$19,199,964	$53,074,982	$30,219,433
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,341	905	—	83	—
Receivable for share redemptions	64,760	8,939	26,395	73,158	72,481
Total assets	39,893,611	10,565,890	19,226,359	53,148,223	30,291,914

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,643	8,921	13,430	41,813	21,825
Contract terminations	32,117	18	12,965	31,345	50,656
Payable for investments purchased	16,341	905	—	83	—
Total liabilities	81,101	9,844	26,395	73,241	72,481
Net assets applicable to contracts in accumulation period	39,759,809	10,358,947	19,118,774	53,041,636	30,087,285
Net assets applicable to contracts in payment period	52,476	196,659	81,190	32,526	132,148
Net assets applicable to seed money	225	440	—	820	—
Total net assets	$39,812,510	$10,556,046	$19,199,964	$53,074,982	$30,219,433
(1) Investment shares	3,144,748	941,663	2,477,415	1,755,125	1,085,468
(2) Investments, at cost	$40,855,760	$11,282,445	$15,208,136	$45,341,735	$38,795,915

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	191

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$18,041,940	$66,041,982	$35,639,593	$190,029,278	$53,052,319
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	774	788	65	21,315	4,687
Receivable for share redemptions	23,009	97,777	80,131	188,273	76,347
Total assets	18,065,723	66,140,547	35,719,789	190,238,866	53,133,353

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,622	50,053	25,948	150,221	41,711
Contract terminations	7,387	47,724	54,183	38,052	34,636
Payable for investments purchased	774	788	65	21,315	4,687
Total liabilities	23,783	98,565	80,196	209,588	81,034
Net assets applicable to contracts in accumulation period	18,041,613	65,878,644	35,554,483	189,614,630	52,973,939
Net assets applicable to contracts in payment period	—	163,338	85,110	414,408	78,380
Net assets applicable to seed money	327	—	—	240	—
Total net assets	$18,041,940	$66,041,982	$35,639,593	$190,029,278	$53,052,319
(1) Investment shares	1,567,501	4,071,639	2,466,408	7,555,836	5,211,426
(2) Investments, at cost	$19,020,947	$71,320,525	$36,447,730	$199,461,429	$46,108,134

Dec. 31, 2015 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Assets
Investments, at fair value(1),(2)	$35,166,775	$3,400,054	$16,012,826	$7,511,957	$4,266,105
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,595	23,682	4	362	539
Receivable for share redemptions	38,711	10,605	17,010	8,941	3,633
Total assets	35,211,081	3,434,341	16,029,840	7,521,260	4,270,277

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	28,755	3,020	12,373	6,681	3,633
Contract terminations	9,956	7,585	4,637	2,260	—
Payable for investments purchased	5,595	23,682	4	362	539
Total liabilities	44,306	34,287	17,014	9,303	4,172
Net assets applicable to contracts in accumulation period	35,056,904	3,399,574	16,011,033	7,511,149	4,266,105
Net assets applicable to contracts in payment period	109,596	—	1,793	—	—
Net assets applicable to seed money	275	480	—	808	—
Total net assets	$35,166,775	$3,400,054	$16,012,826	$7,511,957	$4,266,105
(1) Investment shares	3,570,231	362,093	1,436,128	348,745	361,228
(2) Investments, at cost	$41,088,808	$3,609,730	$15,107,357	$6,458,798	$4,134,566

See accompanying notes to financial statements.

192	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Assets
Investments, at fair value(1),(2)	$116,212,024	$407,153,909	$86,026,028	$103,894,943	$4,525,097
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,100	46,777	31,293	3,247	234
Receivable for share redemptions	140,734	398,974	107,416	123,962	4,225
Total assets	116,354,858	407,599,660	86,164,737	104,022,152	4,529,556

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	93,178	317,498	69,120	84,300	4,222
Contract terminations	47,556	81,476	38,296	39,662	3
Payable for investments purchased	2,100	46,777	31,293	3,247	234
Total liabilities	142,834	445,751	138,709	127,209	4,459
Net assets applicable to contracts in accumulation period	115,919,970	405,774,422	85,929,054	103,238,976	4,524,524
Net assets applicable to contracts in payment period	291,515	1,378,991	96,632	655,690	—
Net assets applicable to seed money	539	496	342	277	573
Total net assets	$116,212,024	$407,153,909	$86,026,028	$103,894,943	$4,525,097
(1) Investment shares	3,091,568	81,430,782	4,086,747	11,305,217	397,636
(2) Investments, at cost	$102,206,540	$432,667,965	$83,640,921	$124,785,283	$4,822,081

Dec. 31, 2015 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$13,796,405	$38,672,105	$18,039,826	$60,315,718	$27,761,690
Dividends receivable	34,723	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	26,259	12,723	616	—	—
Receivable for share redemptions	11,986	85,472	27,024	64,516	24,224
Total assets	13,869,373	38,770,300	18,067,466	60,380,234	27,785,914

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,985	27,946	13,096	64,339	19,854
Contract terminations	—	57,526	13,928	177	4,370
Payable for investments purchased	60,983	12,723	616	—	—
Total liabilities	72,968	98,195	27,640	64,516	24,224
Net assets applicable to contracts in accumulation period	13,781,978	38,597,889	18,009,507	59,815,677	27,711,217
Net assets applicable to contracts in payment period	—	74,216	30,319	500,041	50,473
Net assets applicable to seed money	14,427	—	—	—	—
Total net assets	$13,796,405	$38,672,105	$18,039,826	$60,315,718	$27,761,690
(1) Investment shares	1,304,008	1,924,943	1,380,247	1,752,854	820,866
(2) Investments, at cost	$14,565,865	$29,377,193	$18,281,757	$40,430,345	$16,576,370

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	193

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$17,086,250	$18,682,242	$5,450,430	$1,143,770,244	$1,014,550,826
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,004	2,609	778	323,319	8,139
Receivable for share redemptions	12,299	13,441	4,506	1,068,426	1,113,262
Total assets	17,099,553	18,698,292	5,455,714	1,145,161,989	1,015,672,227

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,280	13,441	4,506	939,353	784,031
Contract terminations	19	—	—	129,073	329,231
Payable for investments purchased	1,004	2,609	778	323,319	8,139
Total liabilities	13,303	16,050	5,284	1,391,745	1,121,401
Net assets applicable to contracts in accumulation period	16,898,358	18,478,464	5,450,023	1,143,515,093	1,014,550,815
Net assets applicable to contracts in payment period	187,892	203,778	—	255,089	—
Net assets applicable to seed money	—	—	407	62	11
Total net assets	$17,086,250	$18,682,242	$5,450,430	$1,143,770,244	$1,014,550,826
(1) Investment shares	1,829,363	1,267,452	1,126,122	72,712,666	64,415,925
(2) Investments, at cost	$16,977,895	$20,730,748	$7,674,172	$902,657,285	$670,779,506

Dec. 31, 2015 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$7,386,726	$21,773,138	$7,261,497	$111,255,070	$20,834,609
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	666	34,348	102	32,993	20,253
Receivable for share redemptions	14,449	21,661	7,072	95,447	25,440
Total assets	7,401,841	21,829,147	7,268,671	111,383,510	20,880,302

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,998	17,681	7,059	85,463	19,709
Contract terminations	7,451	3,980	13	9,984	5,731
Payable for investments purchased	666	34,348	102	32,993	20,253
Total liabilities	15,115	56,009	7,174	128,440	45,693
Net assets applicable to contracts in accumulation period	7,386,235	21,770,178	7,261,152	111,175,609	20,825,455
Net assets applicable to contracts in payment period	—	2,302	—	79,450	8,729
Net assets applicable to seed money	491	658	345	11	425
Total net assets	$7,386,726	$21,773,138	$7,261,497	$111,255,070	$20,834,609
(1) Investment shares	689,060	2,395,285	1,455,210	21,987,168	1,885,485
(2) Investments, at cost	$7,552,260	$24,042,002	$10,384,349	$163,634,313	$23,508,865

See accompanying notes to financial statements.

194	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$476,633,782	$678,616,700	$9,458,287	$29,168,436	$7,297,020
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	290,179	445	14,314	13,341	5
Receivable for share redemptions	559,452	1,324,696	8,400	48,909	10,479
Total assets	477,483,413	679,941,841	9,481,001	29,230,686	7,307,504

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	427,422	562,216	8,400	28,997	6,726
Contract terminations	132,030	762,480	—	19,912	3,753
Payable for investments purchased	290,179	445	14,314	13,341	5
Total liabilities	849,631	1,325,141	22,714	62,250	10,484
Net assets applicable to contracts in accumulation period	476,475,956	678,616,689	9,457,955	29,168,337	7,296,929
Net assets applicable to contracts in payment period	157,792	—	—	—	—
Net assets applicable to seed money	34	11	332	99	91
Total net assets	$476,633,782	$678,616,700	$9,458,287	$29,168,436	$7,297,020
(1) Investment shares	38,100,222	54,245,939	1,062,729	3,822,862	372,868
(2) Investments, at cost	$431,551,162	$576,944,509	$11,050,101	$35,241,164	$5,913,817

Dec. 31, 2015 (continued)	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
Assets
Investments, at fair value(1),(2)	$18,457,709	$6,582,273	$11,686,816	$6,133,439	$146,519,727
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	35,984	22	926	343	939
Receivable for share redemptions	34,239	6,286	12,152	5,594	166,517
Total assets	18,527,932	6,588,581	11,699,894	6,139,376	146,687,183

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	17,243	6,286	11,256	5,594	112,335
Contract terminations	16,996	—	896	—	54,182
Payable for investments purchased	35,984	22	926	343	939
Total liabilities	70,223	6,308	13,078	5,937	167,456
Net assets applicable to contracts in accumulation period	18,457,414	6,581,940	11,686,758	6,133,321	146,252,240
Net assets applicable to contracts in payment period	—	—	—	—	267,476
Net assets applicable to seed money	295	333	58	118	11
Total net assets	$18,457,709	$6,582,273	$11,686,816	$6,133,439	$146,519,727
(1) Investment shares	1,630,540	612,304	645,680	299,777	5,807,361
(2) Investments, at cost	$20,327,175	$6,646,601	$11,075,706	$4,967,993	$116,575,594

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	195

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$17,841,180	$6,556,988,935	$9,765,609,322	$3,797,681,463	$3,620,414,827
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	110,272	536,147	549,270	865,151	50,283
Receivable for share redemptions	57,291	6,118,939	9,023,484	3,552,725	4,331,470
Total assets	18,008,743	6,563,644,021	9,775,182,076	3,802,099,339	3,624,796,580

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,971	5,567,795	7,768,746	3,149,572	2,816,310
Contract terminations	40,320	551,144	1,254,738	403,153	1,515,160
Payable for investments purchased	110,272	536,147	549,270	865,151	50,283
Total liabilities	167,563	6,655,086	9,572,754	4,417,876	4,381,753
Net assets applicable to contracts in accumulation period	17,841,113	6,553,854,797	9,765,609,311	3,795,139,986	3,620,414,816
Net assets applicable to contracts in payment period	—	3,134,103	—	2,541,433	—
Net assets applicable to seed money	67	35	11	44	11
Total net assets	$17,841,180	$6,556,988,935	$9,765,609,322	$3,797,681,463	$3,620,414,827
(1) Investment shares	971,742	460,462,706	684,825,338	253,178,764	241,039,602
(2) Investments, at cost	$16,159,639	$5,275,494,840	$6,906,652,151	$2,975,575,356	$2,428,761,798

Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
Assets
Investments, at fair value(1),(2)	$1,362,064,961	$2,012,895,760	$20,132,165	$2,253,120	$2,838,059
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	275,235	138,731	46,744	847	325
Receivable for share redemptions	1,260,124	3,370,178	19,911	2,054	3,976
Total assets	1,363,600,320	2,016,404,669	20,198,820	2,256,021	2,842,360

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,188,885	1,649,528	19,045	2,049	2,477
Contract terminations	71,239	1,720,650	866	5	1,499
Payable for investments purchased	275,235	138,731	46,744	847	325
Total liabilities	1,535,359	3,508,909	66,655	2,901	4,301
Net assets applicable to contracts in accumulation period	1,361,064,934	2,012,895,749	20,131,652	2,252,376	2,837,465
Net assets applicable to contracts in payment period	999,992	—	—	—	—
Net assets applicable to seed money	35	11	513	744	594
Total net assets	$1,362,064,961	$2,012,895,760	$20,132,165	$2,253,120	$2,838,059
(1) Investment shares	101,950,970	150,440,640	2,292,957	237,671	301,921
(2) Investments, at cost	$1,158,699,070	$1,546,526,740	$24,735,919	$2,357,414	$2,972,765

See accompanying notes to financial statements.

196	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$7,875,863	$5,984,026	$4,441,945	$3,703,260	$91,179,558
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,858	164	619	1,061	21,424
Receivable for share redemptions	8,505	6,556	5,168	3,711	68,087
Total assets	7,886,226	5,990,746	4,447,732	3,708,032	91,269,069

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,744	5,745	4,010	3,442	67,365
Contract terminations	761	811	1,158	269	722
Payable for investments purchased	1,858	164	619	1,061	21,424
Total liabilities	10,363	6,720	5,787	4,772	89,511
Net assets applicable to contracts in accumulation period	7,875,790	5,983,909	4,441,837	3,703,169	90,739,268
Net assets applicable to contracts in payment period	—	—	—	—	440,279
Net assets applicable to seed money	73	117	108	91	11
Total net assets	$7,875,863	$5,984,026	$4,441,945	$3,703,260	$91,179,558
(1) Investment shares	465,477	292,761	260,067	180,559	4,417,614
(2) Investments, at cost	$7,080,153	$5,039,784	$4,281,210	$3,608,757	$58,466,387

Dec. 31, 2015 (continued)	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$7,096,825	$3,199,084	$7,873,208	$36,243,425	$3,759,982
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	666	3,945	468	46	24,545
Receivable for share redemptions	7,457	2,545	8,333	47,502	3,536
Total assets	7,104,948	3,205,574	7,882,009	36,290,973	3,788,063

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,700	2,545	7,541	27,735	3,536
Contract terminations	757	—	792	19,767	—
Payable for investments purchased	666	3,945	468	46	24,545
Total liabilities	8,123	6,490	8,801	47,548	28,081
Net assets applicable to contracts in accumulation period	7,096,127	3,198,407	7,873,117	36,195,116	3,759,585
Net assets applicable to contracts in payment period	—	—	—	48,298	—
Net assets applicable to seed money	698	677	91	11	397
Total net assets	$7,096,825	$3,199,084	$7,873,208	$36,243,425	$3,759,982
(1) Investment shares	680,424	333,238	514,925	2,356,530	362,933
(2) Investments, at cost	$7,857,798	$3,481,264	$6,826,249	$22,620,212	$3,773,073

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	197

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$13,390,963	$20,942,382	$11,544,032	$241,040,044	$289,512,769
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	791	13,012	63,087	11,745	5,685
Receivable for share redemptions	37,032	15,454	15,274	287,353	276,221
Total assets	13,428,786	20,970,848	11,622,393	241,339,142	289,794,675

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,250	15,453	10,130	181,407	216,013
Contract terminations	24,782	1	5,143	105,946	60,208
Payable for investments purchased	791	13,012	63,087	11,745	5,685
Total liabilities	37,823	28,466	78,360	299,098	281,906
Net assets applicable to contracts in accumulation period	13,390,848	20,942,371	11,543,715	240,559,888	288,874,726
Net assets applicable to contracts in payment period	—	—	—	480,145	638,032
Net assets applicable to seed money	115	11	318	11	11
Total net assets	$13,390,963	$20,942,382	$11,544,033	$241,040,044	$289,512,769
(1) Investment shares	723,054	1,122,314	1,146,379	9,158,056	9,118,512
(2) Investments, at cost	$11,555,622	$15,547,619	$11,624,279	$252,537,304	$276,844,021

Dec. 31, 2015 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$28,355,664	$41,542,657	$57,751,926	$67,684,757	$5,647,873
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,158	6,557	14,993	68,416	11,243
Receivable for share redemptions	22,585	36,899	88,040	79,908	5,021
Total assets	28,379,407	41,586,113	57,854,959	67,833,081	5,664,137

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	20,524	31,929	45,509	54,300	5,021
Contract terminations	2,061	4,970	42,531	25,608	—
Payable for investments purchased	1,158	6,557	14,993	68,416	11,243
Total liabilities	23,743	43,456	103,033	148,324	16,264
Net assets applicable to contracts in accumulation period	27,987,480	41,414,162	57,592,972	67,629,694	5,644,104
Net assets applicable to contracts in payment period	368,184	128,495	158,404	54,583	3,362
Net assets applicable to seed money	—	—	550	480	407
Total net assets	$28,355,664	$41,542,657	$57,751,926	$67,684,757	$5,647,873
(1) Investment shares	1,535,228	8,583,194	2,305,466	7,907,098	842,966
(2) Investments, at cost	$20,237,934	$41,134,167	$44,534,407	$66,775,478	$6,866,250

See accompanying notes to financial statements.

198	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$47,256	$—	$1,209,277	$3,650,910	$—
Variable account expenses	69,204	81,211	900,999	1,500,803	240,304
Investment income (loss) — net	(21,948)	(81,211)	308,278	2,150,107	(240,304)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,342,148	1,632,167	19,076,747	28,163,419	2,651,996
Cost of investments sold	1,343,668	1,264,712	13,497,488	31,391,937	2,063,918
Net realized gain (loss) on sales of investments	(1,520)	367,455	5,579,259	(3,228,518)	588,078
Distributions from capital gains	124,917	—	—	—	2,083,461
Net change in unrealized appreciation or depreciation of investments	(346,294)	(117,788)	(5,295,770)	4,505,039	(525,582)
Net gain (loss) on investments	(222,897)	249,667	283,489	1,276,521	2,145,957
Net increase (decrease) in net assets resulting from operations	$(244,845)	$168,456	$591,767	$3,426,628	$1,905,653

Year ended Dec. 31, 2015 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$335,278	$45,938	$70,741	$829,498	$85,795
Variable account expenses	449,637	102,204	275,422	507,838	263,033
Investment income (loss) — net	(114,359)	(56,266)	(204,681)	321,660	(177,238)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,394,526	1,897,740	6,007,779	11,425,050	5,901,022
Cost of investments sold	11,039,115	1,627,431	4,444,236	9,227,421	4,096,901
Net realized gain (loss) on sales of investments	(1,644,589)	270,309	1,563,543	2,197,629	1,804,121
Distributions from capital gains	888,899	—	—	2,529,915	2,833,028
Net change in unrealized appreciation or depreciation of investments	(20,361,506)	(185,709)	(1,313,886)	(6,449,482)	(3,034,079)
Net gain (loss) on investments	(21,117,196)	84,600	249,657	(1,721,938)	1,603,070
Net increase (decrease) in net assets resulting from operations	$(21,231,555)	$28,334	$44,976	$(1,400,278)	$1,425,832

Year ended Dec. 31, 2015 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$963,246	$4,327,424	$819,272	$26,955	$—
Variable account expenses	379,416	2,017,397	737,899	207,940	170,961
Investment income (loss) — net	583,830	2,310,027	81,373	(180,985)	(170,961)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,483,790	37,700,557	10,143,310	4,306,671	4,387,496
Cost of investments sold	5,516,021	29,002,521	10,753,195	3,892,580	3,768,261
Net realized gain (loss) on sales of investments	1,967,769	8,698,036	(609,885)	414,091	619,235
Distributions from capital gains	—	—	4,729,944	96,950	398,284
Net change in unrealized appreciation or depreciation of investments	(4,676,973)	(21,948,822)	(6,041,195)	(1,046,929)	(1,779,402)
Net gain (loss) on investments	(2,709,204)	(13,250,786)	(1,921,136)	(535,888)	(761,883)
Net increase (decrease) in net assets resulting from operations	$(2,125,374)	$(10,940,759)	$(1,839,763)	$(716,873)	$(932,844)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	199

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Investment income
Dividend income	$—	$2,229	$17,543	$—	$—
Variable account expenses	3,064,620	257,626	1,637,133	19,513	399,258
Investment income (loss) — net	(3,064,620)	(255,397)	(1,619,590)	(19,513)	(399,258)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,813,712	36,078,461	73,298,596	344,504	4,602,032
Cost of investments sold	21,881,637	36,078,460	73,290,299	446,682	4,239,300
Net realized gain (loss) on sales of investments	7,932,075	1	8,297	(102,178)	362,732
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,865,609)	—	(8,297)	(461,783)	621,641
Net gain (loss) on investments	5,066,466	1	—	(563,961)	984,373
Net increase (decrease) in net assets resulting from operations	$2,001,846	$(255,396)	$(1,619,590)	$(583,474)	$585,115

Year ended Dec. 31, 2015 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$178,122	$—	$—	$—	$134,182
Variable account expenses	98,412	47,034	375,821	6,131,589	81,503
Investment income (loss) — net	79,710	(47,034)	(375,821)	(6,131,589)	52,679

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,113,658	1,272,794	5,724,327	126,662,123	2,972,194
Cost of investments sold	3,123,858	1,280,780	4,984,505	79,711,361	3,198,463
Net realized gain (loss) on sales of investments	(10,200)	(7,986)	739,822	46,950,762	(226,269)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(226,676)	(46,600)	(1,742,711)	(65,861,810)	(35,914)
Net gain (loss) on investments	(236,876)	(54,586)	(1,002,889)	(18,911,048)	(262,183)
Net increase (decrease) in net assets resulting from operations	$(157,166)	$(101,620)	$(1,378,710)	$(25,042,637)	$(209,504)

Year ended Dec. 31, 2015 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
Investment income
Dividend income	$17,360	$212,504	$—	$—	$2,076,868
Variable account expenses	190,866	1,648,919	97,806	1,441,650	380,884
Investment income (loss) — net	(173,506)	(1,436,415)	(97,806)	(1,441,650)	1,695,984

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,668,219	31,727,378	1,962,197	37,640,711	7,556,350
Cost of investments sold	4,030,006	28,642,809	2,279,818	42,639,742	7,864,810
Net realized gain (loss) on sales of investments	(361,787)	3,084,569	(317,621)	(4,999,031)	(308,460)
Distributions from capital gains	489,650	4,787,674	732,060	13,050,526	—
Net change in unrealized appreciation or depreciation of investments	(1,901,227)	(23,115,507)	(969,326)	(17,143,204)	(2,326,647)
Net gain (loss) on investments	(1,773,364)	(15,243,264)	(554,887)	(9,091,709)	(2,635,107)
Net increase (decrease) in net assets resulting from operations	$(1,946,870)	$(16,679,679)	$(652,693)	$(10,533,359)	$(939,123)

See accompanying notes to financial statements.

200	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Investment income
Dividend income	$20,818,430	$8,787,514	$13,486,294	$289,729	$6,805,599
Variable account expenses	3,213,913	931,232	1,332,247	265,939	4,711,636
Investment income (loss) — net	17,604,517	7,856,282	12,154,047	23,790	2,093,963

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	76,492,412	19,219,805	30,388,757	6,807,772	104,221,465
Cost of investments sold	74,352,724	20,677,995	33,249,222	7,122,419	106,828,021
Net realized gain (loss) on sales of investments	2,139,688	(1,458,190)	(2,860,465)	(314,647)	(2,606,556)
Distributions from capital gains	—	859,417	1,310,461	72,532	1,550,453
Net change in unrealized appreciation or depreciation of investments	(25,190,309)	(9,095,972)	(12,801,835)	(73,776)	(4,192,995)
Net gain (loss) on investments	(23,050,621)	(9,694,745)	(14,351,839)	(315,891)	(5,249,098)
Net increase (decrease) in net assets resulting from operations	$(5,446,104)	$(1,838,463)	$(2,197,792)	$(292,101)	$(3,155,135)

Year ended Dec. 31, 2015 (continued)	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$122,973	$—	$—	$—	$—
Variable account expenses	378,731	196,024	1,256,147	1,964,506	142,354
Investment income (loss) — net	(255,758)	(196,024)	(1,256,147)	(1,964,506)	(142,354)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,254,623	1,905,205	14,900,630	30,533,796	1,565,961
Cost of investments sold	6,491,911	1,503,001	9,405,976	20,037,677	1,404,147
Net realized gain (loss) on sales of investments	(237,288)	402,204	5,494,654	10,496,119	161,814
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	62,074	825,570	6,876,612	(8,657,649)	(168,139)
Net gain (loss) on investments	(175,214)	1,227,774	12,371,266	1,838,470	(6,325)
Net increase (decrease) in net assets resulting from operations	$(430,972)	$1,031,750	$11,115,119	$(126,036)	$(148,679)

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$930,847	$—	$—	$—
Variable account expenses	3,884,984	187,226	1,668,369	7,353,602	61,648,565
Investment income (loss) — net	(3,884,984)	743,621	(1,668,369)	(7,353,602)	(61,648,565)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	50,027,215	7,630,652	34,748,749	42,567,520	136,231,468
Cost of investments sold	31,687,560	7,915,644	34,007,995	41,239,606	131,113,609
Net realized gain (loss) on sales of investments	18,339,655	(284,992)	740,754	1,327,914	5,117,859
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,022,381)	(1,128,845)	(3,093,010)	(17,184,298)	(246,907,643)
Net gain (loss) on investments	3,317,274	(1,413,837)	(2,352,256)	(15,856,384)	(241,789,784)
Net increase (decrease) in net assets resulting from operations	$(567,710)	$(670,216)	$(4,020,625)	$(23,209,986)	$(303,438,349)
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	201

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	98,249,523	75,154	888,545	175,328	805,439
Investment income (loss) — net	(98,249,523)	(75,154)	(888,545)	(175,328)	(805,439)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	217,327,152	892,342	11,469,954	2,252,181	18,408,550
Cost of investments sold	197,767,873	783,399	6,711,687	2,001,795	12,169,145
Net realized gain (loss) on sales of investments	19,559,279	108,943	4,758,267	250,386	6,239,405
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(289,003,653)	53,890	72,835	(1,073,056)	(10,557,081)
Net gain (loss) on investments	(269,444,374)	162,833	4,831,102	(822,670)	(4,317,676)
Net increase (decrease) in net assets resulting from operations	$(367,693,897)	$87,679	$3,942,557	$(997,998)	$(5,123,115)

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$79,196	$782,142	$—	$—	$—
Variable account expenses	111,116	872,198	121,101	397,581	88,131
Investment income (loss) — net	(31,920)	(90,056)	(121,101)	(397,581)	(88,131)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,042,080	10,688,390	2,247,411	18,638,354	1,390,458
Cost of investments sold	1,008,012	8,573,873	1,936,999	13,173,129	1,205,484
Net realized gain (loss) on sales of investments	34,068	2,114,517	310,412	5,465,225	184,974
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(37,675)	1,198,542	(891,608)	(7,639,986)	(562,167)
Net gain (loss) on investments	(3,607)	3,313,059	(581,196)	(2,174,761)	(377,193)
Net increase (decrease) in net assets resulting from operations	$(35,527)	$3,223,003	$(702,297)	$(2,572,342)	$(465,324)

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$7,662,423	$—	$203,542	$3,231,830
Variable account expenses	514,108	231,461	151,755	83,030	1,034,524
Investment income (loss) — net	(514,108)	7,430,962	(151,755)	120,512	2,197,306

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,628,782	2,963,576	3,243,969	3,583,513	26,408,116
Cost of investments sold	7,322,076	3,685,667	2,721,371	3,557,343	25,673,589
Net realized gain (loss) on sales of investments	4,306,706	(722,091)	522,598	26,170	734,527
Distributions from capital gains	—	2,603,936	—	17,137	260,895
Net change in unrealized appreciation or depreciation of investments	(5,856,096)	(10,066,302)	(1,456,352)	(177,354)	(2,689,219)
Net gain (loss) on investments	(1,549,390)	(8,184,457)	(933,754)	(134,047)	(1,693,797)
Net increase (decrease) in net assets resulting from operations	$(2,063,498)	$(753,495)	$(1,085,509)	$(13,535)	$503,509

See accompanying notes to financial statements.

202	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2015 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$775,837	$227,865	$7,235,389	$3,938,074
Variable account expenses	275,272	257,073	74,004	1,995,506	4,657,801
Investment income (loss) — net	(275,272)	518,764	153,861	5,239,883	(719,727)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,728,319	7,424,830	1,466,008	60,775,404	67,264,852
Cost of investments sold	12,466,085	7,718,844	1,389,462	61,724,019	53,493,088
Net realized gain (loss) on sales of investments	(5,737,766)	(294,014)	76,546	(948,615)	13,771,764
Distributions from capital gains	—	62,447	—	—	46,117,561
Net change in unrealized appreciation or depreciation of investments	(2,582,033)	(2,306,357)	(218,239)	(7,523,904)	(61,056,514)
Net gain (loss) on investments	(8,319,799)	(2,537,924)	(141,693)	(8,472,519)	(1,167,189)
Net increase (decrease) in net assets resulting from operations	$(8,595,071)	$(2,019,160)	$12,168	$(3,232,636)	$(1,886,916)

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$981,335	$2,333,841	$404,168	$1,197,306	$202,746
Variable account expenses	431,176	1,099,496	884,081	4,425,210	136,053
Investment income (loss) — net	550,159	1,234,345	(479,913)	(3,227,904)	66,693

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,026,907	21,118,047	16,637,609	78,118,444	2,161,780
Cost of investments sold	6,695,913	14,353,429	12,664,247	66,729,726	2,015,682
Net realized gain (loss) on sales of investments	2,330,994	6,764,618	3,973,362	11,388,718	146,098
Distributions from capital gains	2,672,049	6,767,174	13,027,303	61,630,324	15,964
Net change in unrealized appreciation or depreciation of investments	(7,093,481)	(18,891,492)	(18,420,440)	(80,067,840)	202,242
Net gain (loss) on investments	(2,090,438)	(5,359,700)	(1,419,775)	(7,048,798)	364,304
Net increase (decrease) in net assets resulting from operations	$(1,540,279)	$(4,125,355)	$(1,899,688)	$(10,276,702)	$430,997

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Investment income
Dividend income	$839,991	$1,426,706	$4,621,997	$3,111,998	$4,111,243
Variable account expenses	660,624	489,575	1,244,883	638,570	1,239,169
Investment income (loss) — net	179,367	937,131	3,377,114	2,473,428	2,872,074

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,903,363	9,202,176	24,374,620	19,662,353	22,610,152
Cost of investments sold	10,466,286	9,505,266	28,505,131	21,270,073	18,268,323
Net realized gain (loss) on sales of investments	1,437,077	(303,090)	(4,130,511)	(1,607,720)	4,341,829
Distributions from capital gains	74,335	122,149	—	—	9,071,079
Net change in unrealized appreciation or depreciation of investments	231,199	(2,461,196)	253,887	(6,074,586)	(23,773,328)
Net gain (loss) on investments	1,742,611	(2,642,137)	(3,876,624)	(7,682,306)	(10,360,420)
Net increase (decrease) in net assets resulting from operations	$1,921,978	$(1,705,006)	$(499,510)	$(5,208,878)	$(7,488,346)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	203

Statements of Operations

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$884,349	$2,841,025	$801,194	$77,846	$19,715
Variable account expenses	1,244,122	348,599	1,826,328	27,153	59,551
Investment income (loss) — net	(359,773)	2,492,426	(1,025,134)	50,693	(39,836)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,711,779	8,032,834	41,314,740	561,765	1,214,889
Cost of investments sold	21,850,071	8,757,633	36,436,978	583,242	1,051,235
Net realized gain (loss) on sales of investments	5,861,708	(724,799)	4,877,762	(21,477)	163,654
Distributions from capital gains	20,338,754	184,522	14,471,502	6,166	837,127
Net change in unrealized appreciation or depreciation of investments	(37,229,430)	(3,912,943)	(39,520,118)	(269,788)	(1,123,475)
Net gain (loss) on investments	(11,028,968)	(4,453,220)	(20,170,854)	(285,099)	(122,694)
Net increase (decrease) in net assets resulting from operations	$(11,388,741)	$(1,960,794)	$(21,195,988)	$(234,406)	$(162,530)

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$1,819,090	$—	$—	$1,555,316	$2,997,069
Variable account expenses	1,225,533	118,545	544,122	400,664	1,621,244
Investment income (loss) — net	593,557	(118,545)	(544,122)	1,154,652	1,375,825

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,178,794	2,452,077	14,551,233	12,800,845	35,348,456
Cost of investments sold	20,617,645	1,653,531	9,780,796	13,826,450	23,914,687
Net realized gain (loss) on sales of investments	8,561,149	798,546	4,770,437	(1,025,605)	11,433,769
Distributions from capital gains	8,162,301	75,003	331,973	3,506,306	494,963
Net change in unrealized appreciation or depreciation of investments	(18,820,216)	(151,994)	(2,101,120)	(6,010,835)	(25,974,308)
Net gain (loss) on investments	(2,096,766)	721,555	3,001,290	(3,530,134)	(14,045,576)
Net increase (decrease) in net assets resulting from operations	$(1,503,209)	$603,010	$2,457,168	$(2,375,482)	$(12,669,751)

Year ended Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Investment income
Dividend income	$1,015,309	$443,617	$231,820	$—	$1,307,472
Variable account expenses	1,149,657	229,477	156,627	639,637	903,577
Investment income (loss) — net	(134,348)	214,140	75,193	(639,637)	403,895

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,375,972	5,549,671	3,231,600	7,423,886	14,331,862
Cost of investments sold	6,996,450	4,101,370	2,416,145	5,606,670	11,771,317
Net realized gain (loss) on sales of investments	5,379,522	1,448,301	815,455	1,817,216	2,560,545
Distributions from capital gains	9,285,050	—	—	6,718,469	—
Net change in unrealized appreciation or depreciation of investments	(20,814,561)	(1,309,861)	(754,121)	(7,676,310)	(6,600,876)
Net gain (loss) on investments	(6,149,989)	138,440	61,334	859,375	(4,040,331)
Net increase (decrease) in net assets resulting from operations	$(6,284,337)	$352,580	$136,527	$219,738	$(3,636,436)

See accompanying notes to financial statements.

204	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Investment income
Dividend income	$—	$—	$—	$151,874	$77,583
Variable account expenses	137,609	206,720	215,317	418,695	122,131
Investment income (loss) — net	(137,609)	(206,720)	(215,317)	(266,821)	(44,548)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,047,701	3,715,110	4,436,837	16,373,603	2,033,133
Cost of investments sold	1,431,470	2,685,287	3,255,018	20,296,146	1,381,180
Net realized gain (loss) on sales of investments	616,231	1,029,823	1,181,819	(3,922,543)	651,953
Distributions from capital gains	1,251,108	1,810,160	2,559,815	7,292,698	1,656,244
Net change in unrealized appreciation or depreciation of investments	(1,644,021)	(2,589,932)	(2,053,927)	(6,889,859)	(1,799,422)
Net gain (loss) on investments	223,318	250,051	1,687,707	(3,519,704)	508,775
Net increase (decrease) in net assets resulting from operations	$85,709	$43,331	$1,472,390	$(3,786,525)	$464,227

Year ended Dec. 31, 2015 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Investment income
Dividend income	$677,552	$85,024	$—	$246,682	$179,432
Variable account expenses	299,877	107,294	157,688	497,155	303,198
Investment income (loss) — net	377,675	(22,270)	(157,688)	(250,473)	(123,766)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,215,078	3,136,954	2,436,243	10,617,964	7,744,240
Cost of investments sold	5,253,801	3,196,501	1,765,963	8,064,988	9,028,071
Net realized gain (loss) on sales of investments	(38,723)	(59,547)	670,280	2,552,976	(1,283,831)
Distributions from capital gains	130,766	479,692	2,634,024	10,028,709	1,084,668
Net change in unrealized appreciation or depreciation of investments	(994,002)	(787,932)	(2,451,129)	(10,158,028)	(2,951,947)
Net gain (loss) on investments	(901,959)	(367,787)	853,175	2,423,657	(3,151,110)
Net increase (decrease) in net assets resulting from operations	$(524,284)	$(390,057)	$695,487	$2,173,184	$(3,274,876)

Year ended Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(1)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Investment income
Dividend income	$—	$327,879	$—	$9,527,598	$1,361,544
Variable account expenses	184,972	480,651	345,820	2,238,862	541,931
Investment income (loss) — net	(184,972)	(152,772)	(345,820)	7,288,736	819,613

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,671,699	10,429,412	8,233,100	57,130,841	12,077,028
Cost of investments sold	3,744,357	10,723,267	7,818,328	49,480,202	10,187,783
Net realized gain (loss) on sales of investments	(72,658)	(293,855)	414,772	7,650,639	1,889,245
Distributions from capital gains	449,239	4,140,340	1,320,258	16,721,991	—
Net change in unrealized appreciation or depreciation of investments	(491,400)	(5,278,543)	(2,323,767)	(69,238,929)	(4,055,413)
Net gain (loss) on investments	(114,819)	(1,432,058)	(588,737)	(44,866,299)	(2,166,168)
Net increase (decrease) in net assets resulting from operations	$(299,791)	$(1,584,830)	$(934,557)	$(37,577,563)	$(1,346,555)

(1)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	205

Statements of Operations

Year ended Dec. 31, 2015 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Investment income
Dividend income	$—	$—	$157,875	$24,473	$159,664
Variable account expenses	385,215	25,781	156,003	81,100	56,549
Investment income (loss) — net	(385,215)	(25,781)	1,872	(56,627)	103,115

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,812,117	505,432	3,429,879	1,481,298	1,738,425
Cost of investments sold	11,028,113	518,376	3,152,081	1,155,851	1,561,340
Net realized gain (loss) on sales of investments	(215,996)	(12,944)	277,798	325,447	177,085
Distributions from capital gains	6,945,327	34,845	45,708	691,886	414,174
Net change in unrealized appreciation or depreciation of investments	(9,059,659)	(208,316)	(193,066)	(1,093,559)	(1,252,499)
Net gain (loss) on investments	(2,330,328)	(186,415)	130,440	(76,226)	(661,240)
Net increase (decrease) in net assets resulting from operations	$(2,715,543)	$(212,196)	$132,312	$(132,853)	$(558,125)

Year ended Dec. 31, 2015 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Investment income
Dividend income	$1,233,028	$25,812,531	$591,467	$3,983,818	$78,562
Variable account expenses	1,092,487	4,265,201	860,985	1,282,802	48,917
Investment income (loss) — net	140,541	21,547,330	(269,518)	2,701,016	29,645

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,010,762	99,467,266	12,340,340	52,614,445	877,603
Cost of investments sold	10,621,332	100,106,725	10,496,492	57,518,001	899,602
Net realized gain (loss) on sales of investments	2,389,430	(639,459)	1,843,848	(4,903,556)	(21,999)
Distributions from capital gains	7,596,770	—	13,698,874	—	—
Net change in unrealized appreciation or depreciation of investments	(7,403,433)	(34,967,351)	(21,738,508)	(10,875,373)	(108,910)
Net gain (loss) on investments	2,582,767	(35,606,810)	(6,195,786)	(15,778,929)	(130,909)
Net increase (decrease) in net assets resulting from operations	$2,723,308	$(14,059,480)	$(6,465,304)	$(13,077,913)	$(101,264)

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
Investment income
Dividend income	$605,058	$2,754,951	$225,333	$1,246,257	$509,815
Variable account expenses	125,554	309,936	164,388	813,987	251,400
Investment income (loss) — net	479,504	2,445,015	60,945	432,270	258,415

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,703,430	3,746,399	2,481,997	7,652,698	4,778,775
Cost of investments sold	2,716,764	2,699,207	2,385,505	5,008,216	2,752,786
Net realized gain (loss) on sales of investments	(13,334)	1,047,192	96,492	2,644,482	2,025,989
Distributions from capital gains	148,187	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(754,348)	(1,424,219)	(256,155)	(3,820,754)	(2,536,859)
Net gain (loss) on investments	(619,495)	(377,027)	(159,663)	(1,176,272)	(510,870)
Net increase (decrease) in net assets resulting from operations	$(139,991)	$2,067,988	$(98,718)	$(744,002)	$(252,455)

See accompanying notes to financial statements.

206	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$735,310	$—	$—	$—
Variable account expenses	168,460	185,658	53,654	11,380,024	9,915,958
Investment income (loss) — net	(168,460)	549,652	(53,654)	(11,380,024)	(9,915,958)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,940,297	3,983,846	2,467,589	118,308,523	160,122,271
Cost of investments sold	3,399,026	4,069,884	2,960,299	91,312,868	102,822,900
Net realized gain (loss) on sales of investments	541,271	(86,038)	(492,710)	26,995,655	57,299,371
Distributions from capital gains	1,052,568	—	27,900	—	—
Net change in unrealized appreciation or depreciation of investments	(4,234,654)	(2,586,432)	(1,016,928)	(35,390,221)	(62,739,913)
Net gain (loss) on investments	(2,640,815)	(2,672,470)	(1,481,738)	(8,394,566)	(5,440,542)
Net increase (decrease) in net assets resulting from operations	$(2,809,275)	$(2,122,818)	$(1,535,392)	$(19,774,590)	$(15,356,500)

Year ended Dec. 31, 2015 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Investment income
Dividend income	$138,845	$2,760,857	$2,819,818	$47,194,079	$278,597
Variable account expenses	77,194	158,550	83,657	1,150,521	220,205
Investment income (loss) — net	61,651	2,602,307	2,736,161	46,043,558	58,392

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,628,316	2,077,219	1,755,636	29,299,122	3,599,174
Cost of investments sold	1,638,811	2,142,267	2,191,023	36,680,741	3,870,619
Net realized gain (loss) on sales of investments	(10,495)	(65,048)	(435,387)	(7,381,619)	(271,445)
Distributions from capital gains	30,566	—	670,178	11,178,308	1,664,098
Net change in unrealized appreciation or depreciation of investments	(186,117)	(3,067,708)	(3,190,946)	(52,565,707)	(2,127,560)
Net gain (loss) on investments	(166,046)	(3,132,756)	(2,956,155)	(48,769,018)	(734,907)
Net increase (decrease) in net assets resulting from operations	$(104,395)	$(530,449)	$(219,994)	$(2,725,460)	$(676,515)

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
Investment income
Dividend income	$—	$—	$161,911	$5,144,208	$—
Variable account expenses	5,264,917	7,151,854	88,033	347,788	69,930
Investment income (loss) — net	(5,264,917)	(7,151,854)	73,878	4,796,420	(69,930)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	106,662,903	169,465,806	1,103,629	8,950,699	940,826
Cost of investments sold	94,899,198	141,980,659	1,182,815	9,819,246	738,647
Net realized gain (loss) on sales of investments	11,763,705	27,485,147	(79,186)	(868,547)	202,179
Distributions from capital gains	—	—	173,859	—	—
Net change in unrealized appreciation or depreciation of investments	(11,934,683)	(27,395,692)	(1,157,468)	(4,759,553)	138,993
Net gain (loss) on investments	(170,978)	89,455	(1,062,795)	(5,628,100)	341,172
Net increase (decrease) in net assets resulting from operations	$(5,435,895)	$(7,062,399)	$(988,917)	$(831,680)	$271,242

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	207

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
Investment income
Dividend income	$188,522	$96,816	$—	$—	$166,130
Variable account expenses	172,335	67,283	114,190	54,016	1,414,532
Investment income (loss) — net	16,187	29,533	(114,190)	(54,016)	(1,248,402)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,744,008	1,074,719	1,028,085	833,038	29,487,589
Cost of investments sold	1,857,134	1,074,154	905,172	670,961	21,182,350
Net realized gain (loss) on sales of investments	(113,126)	565	122,913	162,077	8,305,239
Distributions from capital gains	890,994	15,822	—	—	19,059,646
Net change in unrealized appreciation or depreciation of investments	(1,689,804)	(90,550)	(652,589)	285,586	(23,820,613)
Net gain (loss) on investments	(911,936)	(74,163)	(529,676)	447,663	3,544,272
Net increase (decrease) in net assets resulting from operations	$(895,749)	$(44,630)	$(643,866)	$393,647	$2,295,870

Year ended Dec. 31, 2015 (continued)	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	170,485	67,821,971	97,259,473	38,654,983	35,813,135
Investment income (loss) — net	(170,485)	(67,821,971)	(97,259,473)	(38,654,983)	(35,813,135)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,950,897	481,039,859	1,094,338,372	349,353,389	559,122,674
Cost of investments sold	1,658,186	381,947,433	759,383,982	268,272,230	366,704,747
Net realized gain (loss) on sales of investments	292,711	99,092,426	334,954,390	81,081,159	192,417,927
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(491,163)	(134,110,852)	(378,651,404)	(106,401,179)	(215,013,569)
Net gain (loss) on investments	(198,452)	(35,018,426)	(43,697,014)	(25,320,020)	(22,595,642)
Net increase (decrease) in net assets resulting from operations	$(368,937)	$(102,840,397)	$(140,956,487)	$(63,975,003)	$(58,408,777)

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
Investment income
Dividend income	$—	$—	$1,284,117	$62,540	$76,644
Variable account expenses	14,695,176	21,241,642	214,132	20,019	20,145
Investment income (loss) — net	(14,695,176)	(21,241,642)	1,069,985	42,521	56,499

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	217,023,133	410,013,563	3,362,700	315,008	422,234
Cost of investments sold	181,326,048	310,158,036	3,908,272	319,889	430,155
Net realized gain (loss) on sales of investments	35,697,085	99,855,527	(545,572)	(4,881)	(7,921)
Distributions from capital gains	—	—	2,728,969	—	—
Net change in unrealized appreciation or depreciation of investments	(37,318,512)	(102,117,082)	(3,863,314)	(98,429)	(129,654)
Net gain (loss) on investments	(1,621,427)	(2,261,555)	(1,679,917)	(103,310)	(137,575)
Net increase (decrease) in net assets resulting from operations	$(16,316,603)	$(23,503,197)	$(609,932)	$(60,789)	$(81,076)

See accompanying notes to financial statements.

208	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	96,040	57,055	41,991	39,205	916,417
Investment income (loss) — net	(96,040)	(57,055)	(41,991)	(39,205)	(916,417)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,739,295	998,118	419,856	780,820	20,184,779
Cost of investments sold	1,452,336	824,705	364,742	693,833	11,917,711
Net realized gain (loss) on sales of investments	286,959	173,413	55,114	86,987	8,267,068
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,021,180)	89,781	(339,896)	(461,832)	(18,082,096)
Net gain (loss) on investments	(734,221)	263,194	(284,782)	(374,845)	(9,815,028)
Net increase (decrease) in net assets resulting from operations	$(830,261)	$206,139	$(326,773)	$(414,050)	$(10,731,445)

Year ended Dec. 31, 2015 (continued)	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
Investment income
Dividend income	$74,741	$81,765	$—	$—	$18,703
Variable account expenses	69,603	27,513	77,521	346,356	37,680
Investment income (loss) — net	5,138	54,252	(77,521)	(346,356)	(18,977)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	924,723	836,460	770,422	7,814,035	389,836
Cost of investments sold	983,628	854,190	643,341	4,779,063	388,269
Net realized gain (loss) on sales of investments	(58,905)	(17,730)	127,081	3,034,972	1,567
Distributions from capital gains	192,647	—	—	—	1,447
Net change in unrealized appreciation or depreciation of investments	(404,176)	(221,874)	(103,236)	(2,841,360)	(27,827)
Net gain (loss) on investments	(270,434)	(239,604)	23,845	193,612	(24,813)
Net increase (decrease) in net assets resulting from operations	$(265,296)	$(185,352)	$(53,676)	$(152,744)	$(43,790)

Year ended Dec. 31, 2015 (continued)	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$58,612	$3,790,594	$—
Variable account expenses	121,265	171,556	86,689	2,338,058	2,813,638
Investment income (loss) — net	(121,265)	(171,556)	(28,077)	1,452,536	(2,813,638)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,236,076	3,644,722	3,858,802	44,562,379	53,862,175
Cost of investments sold	995,955	2,420,471	3,868,626	43,579,245	45,460,477
Net realized gain (loss) on sales of investments	240,121	1,224,251	(9,824)	983,134	8,401,698
Distributions from capital gains	—	—	—	23,285,734	53,007,913
Net change in unrealized appreciation or depreciation of investments	(388,112)	(1,267,151)	(68,358)	(27,043,856)	(61,686,736)
Net gain (loss) on investments	(147,991)	(42,900)	(78,182)	(2,774,988)	(277,125)
Net increase (decrease) in net assets resulting from operations	$(269,256)	$(214,456)	$(106,259)	$(1,322,452)	$(3,090,763)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	209

Statements of Operations

Year ended Dec. 31, 2015 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$307,384	$1,715,727	$81,509	$—	$355,243
Variable account expenses	253,719	388,240	580,402	660,020	61,880
Investment income (loss) — net	53,665	1,327,487	(498,893)	(660,020)	293,363

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,916,182	6,051,527	10,891,288	10,400,489	2,065,268
Cost of investments sold	3,452,746	5,479,861	7,390,531	8,636,451	2,296,518
Net realized gain (loss) on sales of investments	1,463,436	571,666	3,500,757	1,764,038	(231,250)
Distributions from capital gains	—	—	6,525,475	8,683,020	—
Net change in unrealized appreciation or depreciation of investments	(1,401,101)	(1,724,667)	(11,924,559)	(12,613,815)	(507,399)
Net gain (loss) on investments	62,335	(1,153,001)	(1,898,327)	(2,166,757)	(738,649)
Net increase (decrease) in net assets resulting from operations	$116,000	$174,486	$(2,397,220)	$(2,826,777)	$(445,286)

See accompanying notes to financial statements.

210	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(21,948)	$(81,211)	$308,278	$2,150,107	$(240,304)
Net realized gain (loss) on sales of investments	(1,520)	367,455	5,579,259	(3,228,518)	588,078
Distributions from capital gains	124,917	—	—	—	2,083,461
Net change in unrealized appreciation or depreciation of investments	(346,294)	(117,788)	(5,295,770)	4,505,039	(525,582)
Net increase (decrease) in net assets resulting from operations	(244,845)	168,456	591,767	3,426,628	1,905,653

Contract transactions
Contract purchase payments	2,351,181	117,986	968,438	2,416,995	5,444,169
Net transfers(1)	1,052,397	4,739	(2,899,192)	(2,838,486)	7,104,760
Transfers for policy loans	1,060	(4,218)	4,364	91,664	(6,851)
Adjustments to net assets allocated to contracts in payment period	—	—	(11,733)	(45,600)	—
Contract charges	(2,887)	(8,360)	(70,778)	(203,087)	(5,348)
Contract terminations:
Surrender benefits	(292,771)	(819,804)	(12,609,109)	(21,390,503)	(1,495,567)
Death benefits	(53,134)	(50,391)	(1,206,732)	(1,773,676)	(144,899)
Increase (decrease) from contract transactions	3,055,846	(760,048)	(15,824,742)	(23,742,693)	10,896,264
Net assets at beginning of year	4,861,860	8,796,526	112,029,255	174,668,459	16,923,918
Net assets at end of year	$7,672,861	$8,204,934	$96,796,280	$154,352,394	$29,725,835

Accumulation unit activity
Units outstanding at beginning of year	4,421,673	6,467,803	60,620,207	121,352,204	9,081,545
Contract purchase payments	2,105,102	83,903	521,459	1,765,750	2,602,711
Net transfers(1)	934,958	2,645	(1,585,781)	(2,012,769)	3,545,912
Transfers for policy loans	955	(2,905)	2,288	52,034	(3,523)
Contract charges	(2,618)	(5,916)	(38,065)	(126,886)	(2,686)
Contract terminations:
Surrender benefits	(263,702)	(576,466)	(6,774,736)	(13,206,016)	(760,603)
Death benefits	(47,598)	(36,469)	(654,935)	(1,219,348)	(74,048)
Units outstanding at end of year	7,148,770	5,932,595	52,090,437	106,604,969	14,389,308

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	211

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$(114,359)	$(56,266)	$(204,681)	$321,660	$(177,238)
Net realized gain (loss) on sales of investments	(1,644,589)	270,309	1,563,543	2,197,629	1,804,121
Distributions from capital gains	888,899	—	—	2,529,915	2,833,028
Net change in unrealized appreciation or depreciation of investments	(20,361,506)	(185,709)	(1,313,886)	(6,449,482)	(3,034,079)
Net increase (decrease) in net assets resulting from operations	(21,231,555)	28,334	44,976	(1,400,278)	1,425,832

Contract transactions
Contract purchase payments	5,608,443	123,535	424,813	566,631	397,556
Net transfers(1)	5,298,558	(189,176)	(638,955)	3,342,577	1,451,190
Transfers for policy loans	(7,176)	14,317	14,852	(12,533)	5,779
Adjustments to net assets allocated to contracts in payment period	1,909	(3,938)	(15,851)	10,689	(666)
Contract charges	(19,915)	(4,230)	(23,157)	(44,762)	(20,870)
Contract terminations:
Surrender benefits	(3,075,596)	(1,105,768)	(4,077,343)	(5,671,474)	(3,400,392)
Death benefits	(449,701)	(88,260)	(438,131)	(266,863)	(188,113)
Increase (decrease) from contract transactions	7,356,522	(1,253,520)	(4,753,772)	(2,075,735)	(1,755,516)
Net assets at beginning of year	48,082,139	12,374,587	33,429,099	55,166,318	29,593,425
Net assets at end of year	$34,207,106	$11,149,401	$28,720,303	$51,690,305	$29,263,741

Accumulation unit activity
Units outstanding at beginning of year	40,641,449	8,407,089	20,329,192	29,041,571	16,638,818
Contract purchase payments	5,694,079	80,709	242,640	296,453	211,159
Net transfers(1)	4,308,292	(129,313)	(390,950)	1,806,166	745,421
Transfers for policy loans	(4,861)	9,002	8,547	(6,978)	3,146
Contract charges	(20,212)	(2,786)	(13,699)	(23,626)	(11,213)
Contract terminations:
Surrender benefits	(3,075,167)	(726,016)	(2,401,272)	(3,115,451)	(1,831,082)
Death benefits	(465,600)	(58,764)	(261,190)	(138,105)	(102,100)
Units outstanding at end of year	47,077,980	7,579,921	17,513,268	27,860,030	15,654,149

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

212	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$583,830	$2,310,027	$81,373	$(180,985)	$(170,961)
Net realized gain (loss) on sales of investments	1,967,769	8,698,036	(609,885)	414,091	619,235
Distributions from capital gains	—	—	4,729,944	96,950	398,284
Net change in unrealized appreciation or depreciation of investments	(4,676,973)	(21,948,822)	(6,041,195)	(1,046,929)	(1,779,402)
Net increase (decrease) in net assets resulting from operations	(2,125,374)	(10,940,759)	(1,839,763)	(716,873)	(932,844)

Contract transactions
Contract purchase payments	418,987	7,281,071	10,288,667	311,690	213,767
Net transfers(1)	(2,360,481)	(7,683,172)	8,328,414	23,210	(1,183,112)
Transfers for policy loans	50,916	14,123	6,084	(1,337)	3,723
Adjustments to net assets allocated to contracts in payment period	(33,453)	(15,850)	(61,021)	(6,562)	—
Contract charges	(12,877)	(141,553)	(39,024)	(19,005)	(13,301)
Contract terminations:
Surrender benefits	(4,415,679)	(23,125,157)	(5,415,148)	(3,059,905)	(1,640,286)
Death benefits	(309,292)	(2,055,579)	(462,884)	(249,306)	(62,141)
Increase (decrease) from contract transactions	(6,661,879)	(25,726,117)	12,645,088	(3,001,215)	(2,681,350)
Net assets at beginning of year	49,591,160	235,330,054	66,809,381	25,878,443	19,941,457
Net assets at end of year	$40,803,907	$198,663,178	$77,614,706	$22,160,355	$16,327,263

Accumulation unit activity
Units outstanding at beginning of year	17,381,193	109,130,399	56,147,092	16,503,957	10,666,223
Contract purchase payments	149,400	3,693,105	8,642,223	196,277	116,783
Net transfers(1)	(848,468)	(3,890,993)	6,941,875	(2,942)	(630,488)
Transfers for policy loans	17,895	5,519	5,236	(690)	2,161
Contract charges	(4,629)	(65,928)	(32,786)	(12,127)	(7,236)
Contract terminations:
Surrender benefits	(1,594,593)	(10,499,738)	(4,537,930)	(1,968,310)	(894,609)
Death benefits	(111,052)	(962,308)	(394,440)	(162,030)	(33,708)
Units outstanding at end of year	14,989,746	97,410,056	66,771,270	14,554,135	9,219,126

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	213

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$(3,064,620)	$(255,397)	$(1,619,590)	$(19,513)	$(399,258)
Net realized gain (loss) on sales of investments	7,932,075	1	8,297	(102,178)	362,732
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,865,609)	—	(8,297)	(461,783)	621,641
Net increase (decrease) in net assets resulting from operations	2,001,846	(255,396)	(1,619,590)	(583,474)	585,115

Contract transactions
Contract purchase payments	23,973,101	29,238,566	10,603,222	419,617	9,368,641
Net transfers(1)	44,946,614	(22,570,015)	5,035,656	1,121,278	18,975,450
Transfers for policy loans	70,257	3,870	379,932	(612)	2,121
Adjustments to net assets allocated to contracts in payment period	(331,116)	—	(703,304)	—	(1,048)
Contract charges	(180,736)	(2,972)	(167,403)	(458)	(18,078)
Contract terminations:
Surrender benefits	(28,948,137)	(2,458,545)	(39,242,484)	(135,272)	(2,471,485)
Death benefits	(4,616,370)	(641,391)	(3,263,332)	(39,768)	(499,861)
Increase (decrease) from contract transactions	34,913,613	3,569,513	(27,357,713)	1,364,785	25,355,740
Net assets at beginning of year	285,532,774	20,917,113	195,122,124	1,323,634	27,392,107
Net assets at end of year	$322,448,233	$24,231,230	$166,144,821	$2,104,945	$53,332,962

Accumulation unit activity
Units outstanding at beginning of year	147,257,183	21,992,614	174,167,309	1,839,854	20,221,229
Contract purchase payments	14,029,531	30,857,299	9,827,828	653,279	6,845,438
Net transfers(1)	25,591,482	(23,792,456)	3,727,456	1,667,438	13,833,065
Transfers for policy loans	22,003	4,101	337,255	(1,056)	1,265
Contract charges	(93,623)	(3,153)	(149,578)	(717)	(13,149)
Contract terminations:
Surrender benefits	(15,171,224)	(2,590,283)	(35,159,049)	(215,248)	(1,799,330)
Death benefits	(2,394,462)	(685,078)	(2,959,804)	(66,484)	(363,725)
Units outstanding at end of year	169,240,890	25,783,044	149,791,417	3,877,066	38,724,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

214	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$79,710	$(47,034)	$(375,821)	$(6,131,589)	$52,679
Net realized gain (loss) on sales of investments	(10,200)	(7,986)	739,822	46,950,762	(226,269)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(226,676)	(46,600)	(1,742,711)	(65,861,810)	(35,914)
Net increase (decrease) in net assets resulting from operations	(157,166)	(101,620)	(1,378,710)	(25,042,637)	(209,504)

Contract transactions
Contract purchase payments	2,505,980	780,805	6,119,231	7,262,285	762,197
Net transfers(1)	3,459,456	1,105,418	(1,420,970)	(37,655,402)	(406,378)
Transfers for policy loans	(180)	1,796	(7,022)	318,885	(2,236)
Adjustments to net assets allocated to contracts in payment period	19,663	—	45,450	(663,861)	26,541
Contract charges	(3,687)	(2,389)	(8,363)	(523,155)	(3,241)
Contract terminations:
Surrender benefits	(652,459)	(549,329)	(768,392)	(75,829,304)	(712,212)
Death benefits	(141,634)	(127,689)	(266,645)	(9,324,553)	(60,889)
Increase (decrease) from contract transactions	5,187,139	1,208,612	3,693,289	(116,415,105)	(396,218)
Net assets at beginning of year	7,059,063	4,009,016	30,693,346	742,285,414	8,238,840
Net assets at end of year	$12,089,036	$5,116,008	$33,007,925	$600,827,672	$7,633,118

Accumulation unit activity
Units outstanding at beginning of year	7,112,390	4,355,875	18,157,932	338,171,745	9,066,692
Contract purchase payments	2,533,766	853,522	3,623,947	3,522,460	832,897
Net transfers(1)	3,473,523	1,193,019	(882,843)	(18,228,778)	(477,604)
Transfers for policy loans	(178)	1,927	(4,052)	134,507	(2,492)
Contract charges	(3,723)	(2,582)	(5,010)	(252,182)	(3,549)
Contract terminations:
Surrender benefits	(657,703)	(595,684)	(461,349)	(34,223,178)	(780,798)
Death benefits	(143,315)	(140,396)	(156,332)	(4,268,584)	(66,807)
Units outstanding at end of year	12,314,760	5,665,681	20,272,293	284,855,990	8,568,339

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	215

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$(173,506)	$(1,436,415)	$(97,806)	$(1,441,650)	$1,695,984
Net realized gain (loss) on sales of investments	(361,787)	3,084,569	(317,621)	(4,999,031)	(308,460)
Distributions from capital gains	489,650	4,787,674	732,060	13,050,526	—
Net change in unrealized appreciation or depreciation of investments	(1,901,227)	(23,115,507)	(969,326)	(17,143,204)	(2,326,647)
Net increase (decrease) in net assets resulting from operations	(1,946,870)	(16,679,679)	(652,693)	(10,533,359)	(939,123)

Contract transactions
Contract purchase payments	3,986,195	2,850,043	1,238,464	1,344,736	8,021,793
Net transfers(1)	(953,852)	(8,281,188)	(615,901)	(11,549,411)	(2,677,581)
Transfers for policy loans	(2,362)	107,135	609	58,207	(2,646)
Adjustments to net assets allocated to contracts in payment period	28,650	(57,175)	—	(122,460)	—
Contract charges	(4,805)	(187,738)	(959)	(193,395)	(5,646)
Contract terminations:
Surrender benefits	(480,715)	(19,042,865)	(296,621)	(20,518,382)	(974,654)
Death benefits	(393,259)	(1,148,256)	(80,385)	(2,445,995)	(544,519)
Increase (decrease) from contract transactions	2,179,852	(25,760,044)	245,207	(33,426,700)	3,816,747
Net assets at beginning of year	16,601,571	188,394,879	8,909,292	175,855,629	31,902,743
Net assets at end of year	$16,834,553	$145,955,156	$8,501,806	$131,895,570	$34,780,367

Accumulation unit activity
Units outstanding at beginning of year	15,689,248	92,569,273	8,708,298	106,816,546	23,259,433
Contract purchase payments	3,890,030	1,482,011	1,245,262	854,767	5,752,998
Net transfers(1)	(1,024,630)	(4,443,125)	(610,331)	(7,213,396)	(1,915,695)
Transfers for policy loans	(2,505)	55,814	598	33,699	(1,959)
Contract charges	(4,696)	(90,384)	(962)	(121,409)	(4,070)
Contract terminations:
Surrender benefits	(457,502)	(9,207,211)	(297,912)	(12,386,284)	(704,495)
Death benefits	(402,311)	(571,537)	(80,370)	(1,495,964)	(396,281)
Units outstanding at end of year	17,687,634	79,794,841	8,964,583	86,487,959	25,989,931

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

216	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$17,604,517	$7,856,282	$12,154,047	$23,790	$2,093,963
Net realized gain (loss) on sales of investments	2,139,688	(1,458,190)	(2,860,465)	(314,647)	(2,606,556)
Distributions from capital gains	—	859,417	1,310,461	72,532	1,550,453
Net change in unrealized appreciation or depreciation of investments	(25,190,309)	(9,095,972)	(12,801,835)	(73,776)	(4,192,995)
Net increase (decrease) in net assets resulting from operations	(5,446,104)	(1,838,463)	(2,197,792)	(292,101)	(3,155,135)

Contract transactions
Contract purchase payments	2,629,338	4,367,576	987,519	5,347,733	4,609,260
Net transfers(1)	(20,023,370)	(3,331,663)	(6,672,890)	(3,318,240)	(20,930,490)
Transfers for policy loans	21,953	380	12,944	3,179	135,957
Adjustments to net assets allocated to contracts in payment period	(451,662)	(51,693)	(73,517)	—	(715,062)
Contract charges	(203,713)	(91,504)	(187,771)	(3,357)	(625,188)
Contract terminations:
Surrender benefits	(43,504,033)	(9,546,633)	(16,815,381)	(984,334)	(63,757,953)
Death benefits	(6,728,847)	(1,346,575)	(1,733,330)	(165,399)	(9,143,550)
Increase (decrease) from contract transactions	(68,260,334)	(10,000,112)	(24,482,426)	879,582	(90,427,026)
Net assets at beginning of year	374,426,461	98,984,028	156,701,233	22,970,960	552,031,393
Net assets at end of year	$300,720,023	$87,145,453	$130,021,015	$23,558,441	$458,449,232

Accumulation unit activity
Units outstanding at beginning of year	168,851,268	83,209,499	84,320,533	20,148,474	323,774,527
Contract purchase payments	1,219,602	3,252,115	529,210	4,662,626	2,831,429
Net transfers(1)	(9,236,558)	(2,643,460)	(3,590,124)	(2,904,136)	(12,319,126)
Transfers for policy loans	7,036	(907)	6,610	2,768	80,326
Contract charges	(91,069)	(82,049)	(99,943)	(2,945)	(372,494)
Contract terminations:
Surrender benefits	(19,110,162)	(8,512,982)	(8,878,297)	(862,362)	(36,905,135)
Death benefits	(2,963,451)	(1,054,520)	(920,317)	(146,079)	(5,304,797)
Units outstanding at end of year	138,676,666	74,167,696	71,367,672	20,898,346	271,784,730

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	217

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(255,758)	$(196,024)	$(1,256,147)	$(1,964,506)	$(142,354)
Net realized gain (loss) on sales of investments	(237,288)	402,204	5,494,654	10,496,119	161,814
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	62,074	825,570	6,876,612	(8,657,649)	(168,139)
Net increase (decrease) in net assets resulting from operations	(430,972)	1,031,750	11,115,119	(126,036)	(148,679)

Contract transactions
Contract purchase payments	2,152,082	8,189,772	1,764,578	20,582,322	5,112,798
Net transfers(1)	1,887,091	4,936,360	21,108,657	15,604,215	2,290,559
Transfers for policy loans	(1,635)	(13,198)	71,528	6,248	6,790
Adjustments to net assets allocated to contracts in payment period	(18,287)	—	(60,825)	53,123	—
Contract charges	(25,175)	(4,355)	(133,195)	(117,739)	(2,802)
Contract terminations:
Surrender benefits	(3,366,955)	(484,586)	(15,249,811)	(20,622,622)	(184,096)
Death benefits	(387,858)	(259,175)	(1,677,903)	(2,367,832)	(215,392)
Increase (decrease) from contract transactions	239,263	12,364,818	5,823,029	13,137,715	7,007,857
Net assets at beginning of year	39,510,178	11,250,154	138,954,172	198,499,899	8,359,837
Net assets at end of year	$39,318,469	$24,646,722	$155,892,320	$211,511,578	$15,219,015

Accumulation unit activity
Units outstanding at beginning of year	34,656,518	5,702,856	120,240,042	120,860,840	3,974,075
Contract purchase payments	1,788,289	3,922,937	1,377,921	12,078,236	2,398,094
Net transfers(1)	1,596,078	2,348,969	15,641,761	9,272,216	1,085,327
Transfers for policy loans	(705)	(6,360)	62,081	4,036	3,509
Contract charges	(21,441)	(2,089)	(108,021)	(71,840)	(1,333)
Contract terminations:
Surrender benefits	(2,905,667)	(230,737)	(12,541,682)	(12,786,379)	(88,405)
Death benefits	(333,129)	(123,442)	(1,341,024)	(1,430,227)	(99,790)
Units outstanding at end of year	34,779,943	11,612,134	123,331,078	127,926,882	7,271,477

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

218	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(3,884,984)	$743,621	$(1,668,369)	$(7,353,602)	$(61,648,565)
Net realized gain (loss) on sales of investments	18,339,655	(284,992)	740,754	1,327,914	5,117,859
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,022,381)	(1,128,845)	(3,093,010)	(17,184,298)	(246,907,643)
Net increase (decrease) in net assets resulting from operations	(567,710)	(670,216)	(4,020,625)	(23,209,986)	(303,438,349)

Contract transactions
Contract purchase payments	4,202,459	3,388,986	56,265,013	213,570,912	1,423,753,973
Net transfers(1)	1,160,859	2,088,149	46,180,477	49,704,555	488,410,700
Transfers for policy loans	356,783	449	(35,031)	(19,149)	(28,044)
Adjustments to net assets allocated to contracts in payment period	(739,010)	63,777	—	(460,391)	(928,978)
Contract charges	(562,732)	(6,397)	(1,551,810)	(6,884,240)	(60,011,826)
Contract terminations:
Surrender benefits	(38,587,742)	(1,449,240)	(9,421,913)	(15,612,507)	(187,104,306)
Death benefits	(4,487,743)	(165,108)	(775,111)	(5,012,298)	(22,071,664)
Increase (decrease) from contract transactions	(38,657,126)	3,920,616	90,661,625	235,286,882	1,642,019,855
Net assets at beginning of year	412,512,551	15,344,497	122,260,352	611,168,906	5,556,332,241
Net assets at end of year	$373,287,715	$18,594,897	$208,901,352	$823,245,802	$6,894,913,747

Accumulation unit activity
Units outstanding at beginning of year	246,846,706	14,721,348	117,418,999	568,923,693	4,932,170,187
Contract purchase payments	2,511,380	3,194,952	54,116,852	198,293,297	1,235,836,088
Net transfers(1)	641,202	2,103,953	44,852,341	46,042,719	429,520,664
Transfers for policy loans	185,630	445	(33,414)	(17,562)	(23,360)
Contract charges	(354,700)	(6,235)	(1,493,127)	(6,421,099)	(53,273,928)
Contract terminations:
Surrender benefits	(23,586,401)	(1,444,241)	(9,092,635)	(14,660,026)	(169,348,887)
Death benefits	(2,673,803)	(156,885)	(739,638)	(4,682,255)	(19,646,806)
Units outstanding at end of year	223,570,014	18,413,337	205,029,378	787,478,767	6,355,233,958

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	219

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(98,249,523)	$(75,154)	$(888,545)	$(175,328)	$(805,439)
Net realized gain (loss) on sales of investments	19,559,279	108,943	4,758,267	250,386	6,239,405
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(289,003,653)	53,890	72,835	(1,073,056)	(10,557,081)
Net increase (decrease) in net assets resulting from operations	(367,693,897)	87,679	3,942,557	(997,998)	(5,123,115)

Contract transactions
Contract purchase payments	1,762,444,981	3,082,864	1,093,255	3,968,117	1,010,009
Net transfers(1)	205,871,892	2,390,919	4,813,068	(130,969)	(6,184,602)
Transfers for policy loans	(24,106)	362	106,574	(595)	(1,298)
Adjustments to net assets allocated to contracts in payment period	(125,633)	—	(120,465)	—	(15,621)
Contract charges	(105,068,304)	(1,851)	(71,818)	(3,285)	(62,782)
Contract terminations:
Surrender benefits	(190,805,267)	(188,496)	(8,589,541)	(258,352)	(9,388,954)
Death benefits	(50,389,437)	(86,267)	(1,092,583)	(114,927)	(937,388)
Increase (decrease) from contract transactions	1,621,904,126	5,197,531	(3,861,510)	3,459,989	(15,580,636)
Net assets at beginning of year	8,953,330,143	4,232,181	88,782,248	13,227,800	99,520,134
Net assets at end of year	$10,207,540,372	$9,517,391	$88,863,295	$15,689,791	$78,816,383

Accumulation unit activity
Units outstanding at beginning of year	7,692,581,532	2,656,251	50,333,023	6,686,789	49,072,501
Contract purchase payments	1,504,001,717	1,827,624	601,141	2,007,802	516,083
Net transfers(1)	180,926,274	1,400,260	2,450,197	(69,575)	(3,060,006)
Transfers for policy loans	(20,077)	212	61,615	(313)	(345)
Contract charges	(90,130,397)	(1,089)	(38,737)	(1,688)	(31,574)
Contract terminations:
Surrender benefits	(168,431,873)	(110,683)	(4,625,136)	(136,776)	(4,613,215)
Death benefits	(43,483,507)	(54,330)	(592,849)	(59,989)	(467,385)
Units outstanding at end of year	9,075,443,669	5,718,245	48,189,254	8,426,250	41,416,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

220	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(31,920)	$(90,056)	$(121,101)	$(397,581)	$(88,131)
Net realized gain (loss) on sales of investments	34,068	2,114,517	310,412	5,465,225	184,974
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(37,675)	1,198,542	(891,608)	(7,639,986)	(562,167)
Net increase (decrease) in net assets resulting from operations	(35,527)	3,223,003	(702,297)	(2,572,342)	(465,324)

Contract transactions
Contract purchase payments	2,923,591	1,174,951	2,619,279	399,587	2,566,956
Net transfers(1)	4,976,382	4,635,674	(548,812)	(9,424,490)	324,473
Transfers for policy loans	(1,526)	85,745	(1,139)	70,995	(969)
Adjustments to net assets allocated to contracts in payment period	—	(95,858)	—	(7,850)	—
Contract charges	(1,244)	(60,804)	(2,025)	(26,645)	(1,131)
Contract terminations:
Surrender benefits	(107,610)	(7,743,553)	(135,739)	(5,566,257)	(153,563)
Death benefits	(144,482)	(882,300)	(180,064)	(602,023)	(111,448)
Increase (decrease) from contract transactions	7,645,111	(2,886,145)	1,751,500	(15,156,683)	2,624,318
Net assets at beginning of year	6,398,855	82,703,524	9,892,931	53,316,703	6,366,332
Net assets at end of year	$14,008,439	$83,040,382	$10,942,134	$35,587,678	$8,525,326

Accumulation unit activity
Units outstanding at beginning of year	4,926,394	61,880,251	4,876,320	27,007,996	3,111,386
Contract purchase payments	2,082,921	812,604	1,303,694	211,065	1,230,730
Net transfers(1)	3,520,245	3,436,251	(272,011)	(4,809,527)	145,770
Transfers for policy loans	(1,170)	56,583	(569)	34,481	(485)
Contract charges	(898)	(43,494)	(1,023)	(13,823)	(555)
Contract terminations:
Surrender benefits	(77,660)	(5,553,404)	(69,521)	(2,874,541)	(74,264)
Death benefits	(99,464)	(647,892)	(93,485)	(321,791)	(55,623)
Units outstanding at end of year	10,350,368	59,940,899	5,743,405	19,233,860	4,356,959

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	221

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(514,108)	$7,430,962	$(151,755)	$120,512	$2,197,306
Net realized gain (loss) on sales of investments	4,306,706	(722,091)	522,598	26,170	734,527
Distributions from capital gains	—	2,603,936	—	17,137	260,895
Net change in unrealized appreciation or depreciation of investments	(5,856,096)	(10,066,302)	(1,456,352)	(177,354)	(2,689,219)
Net increase (decrease) in net assets resulting from operations	(2,063,498)	(753,495)	(1,085,509)	(13,535)	503,509

Contract transactions
Contract purchase payments	565,221	5,288,068	1,564,047	3,758,534	2,245,434
Net transfers(1)	(913,536)	1,419,141	(1,267,926)	(1,409,585)	(3,817,217)
Transfers for policy loans	(19,451)	(1,072)	(763)	—	68,571
Adjustments to net assets allocated to contracts in payment period	(15,376)	—	(729)	—	(132,905)
Contract charges	(43,345)	(3,069)	(3,262)	(548)	(83,897)
Contract terminations:
Surrender benefits	(7,325,229)	(517,679)	(445,176)	(222,350)	(15,162,285)
Death benefits	(400,883)	(155,975)	(165,383)	(63,969)	(1,892,162)
Increase (decrease) from contract transactions	(8,152,599)	6,029,414	(319,192)	2,062,082	(18,774,461)
Net assets at beginning of year	62,318,894	17,350,852	13,926,435	6,705,154	126,064,998
Net assets at end of year	$52,102,797	$22,626,771	$12,521,734	$8,753,701	$107,794,046

Accumulation unit activity
Units outstanding at beginning of year	23,491,053	16,362,173	7,193,740	6,594,020	95,829,512
Contract purchase payments	212,731	4,949,342	803,019	3,657,388	1,764,831
Net transfers(1)	(255,118)	1,331,273	(665,644)	(1,369,618)	(2,994,884)
Transfers for policy loans	(7,361)	(1,005)	(449)	—	56,469
Contract charges	(16,088)	(2,886)	(1,710)	(535)	(62,742)
Contract terminations:
Surrender benefits	(2,614,505)	(488,106)	(233,331)	(216,728)	(11,344,493)
Death benefits	(146,415)	(146,741)	(86,278)	(63,156)	(1,421,599)
Units outstanding at end of year	20,664,297	22,004,050	7,009,347	8,601,371	81,827,094

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

222	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(275,272)	$518,764	$153,861	$5,239,883	$(719,727)
Net realized gain (loss) on sales of investments	(5,737,766)	(294,014)	76,546	(948,615)	13,771,764
Distributions from capital gains	—	62,447	—	—	46,117,561
Net change in unrealized appreciation or depreciation of investments	(2,582,033)	(2,306,357)	(218,239)	(7,523,904)	(61,056,514)
Net increase (decrease) in net assets resulting from operations	(8,595,071)	(2,019,160)	12,168	(3,232,636)	(1,886,916)

Contract transactions
Contract purchase payments	779,973	1,529,127	209,690	3,144,289	21,338,217
Net transfers(1)	(1,136,603)	(2,199,918)	364,211	(28,075,391)	(7,762,644)
Transfers for policy loans	19,629	5,979	(83)	(24,506)	51,304
Adjustments to net assets allocated to contracts in payment period	(12,299)	(1,630)	—	(45,734)	(140,260)
Contract charges	(21,681)	(14,225)	(4,020)	(163,270)	(276,505)
Contract terminations:
Surrender benefits	(3,127,207)	(2,246,885)	(799,219)	(28,234,309)	(50,225,499)
Death benefits	(382,938)	(404,681)	(46,805)	(3,286,941)	(3,355,837)
Increase (decrease) from contract transactions	(3,881,126)	(3,332,233)	(276,226)	(56,685,862)	(40,371,224)
Net assets at beginning of year	36,124,321	28,729,069	7,132,424	247,887,630	516,450,625
Net assets at end of year	$23,648,124	$23,377,676	$6,868,366	$187,969,132	$474,192,485

Accumulation unit activity
Units outstanding at beginning of year	57,057,367	28,133,835	5,945,256	193,251,982	299,019,368
Contract purchase payments	1,372,017	1,533,768	168,088	2,436,887	12,253,430
Net transfers(1)	(1,936,188)	(2,269,540)	279,714	(21,813,697)	(4,470,972)
Transfers for policy loans	33,972	6,107	15	(18,944)	32,554
Contract charges	(37,999)	(14,271)	(3,243)	(126,254)	(158,262)
Contract terminations:
Surrender benefits	(5,505,920)	(2,245,957)	(637,182)	(21,780,541)	(28,901,311)
Death benefits	(683,913)	(410,497)	(37,467)	(2,582,738)	(1,938,252)
Units outstanding at end of year	50,299,336	24,733,445	5,715,181	149,366,695	275,836,555

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	223

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$550,159	$1,234,345	$(479,913)	$(3,227,904)	$66,693
Net realized gain (loss) on sales of investments	2,330,994	6,764,618	3,973,362	11,388,718	146,098
Distributions from capital gains	2,672,049	6,767,174	13,027,303	61,630,324	15,964
Net change in unrealized appreciation or depreciation of investments	(7,093,481)	(18,891,492)	(18,420,440)	(80,067,840)	202,242
Net increase (decrease) in net assets resulting from operations	(1,540,279)	(4,125,355)	(1,899,688)	(10,276,702)	430,997

Contract transactions
Contract purchase payments	513,393	1,250,201	947,324	14,661,714	210,459
Net transfers(1)	(2,304,550)	(2,626,301)	(4,240,017)	(18,138,210)	(42,451)
Transfers for policy loans	54,239	14,305	63,200	96,486	17,028
Adjustments to net assets allocated to contracts in payment period	(23,129)	(73,765)	(199,879)	(61,752)	(30,691)
Contract charges	(19,820)	(99,025)	(36,814)	(405,992)	(5,971)
Contract terminations:
Surrender benefits	(6,153,477)	(16,073,305)	(11,362,127)	(54,525,248)	(1,371,411)
Death benefits	(492,032)	(1,212,688)	(812,537)	(4,782,051)	(100,176)
Increase (decrease) from contract transactions	(8,425,376)	(18,820,578)	(15,640,850)	(63,155,053)	(1,323,213)
Net assets at beginning of year	55,731,790	139,817,430	111,768,934	520,176,988	16,228,606
Net assets at end of year	$45,766,135	$116,871,497	$94,228,396	$446,745,233	$15,336,390

Accumulation unit activity
Units outstanding at beginning of year	30,808,957	70,817,286	20,241,409	178,382,262	11,463,671
Contract purchase payments	283,892	638,307	168,834	5,898,868	141,865
Net transfers(1)	(1,284,550)	(1,346,654)	(757,835)	(5,969,744)	(43,844)
Transfers for policy loans	29,509	7,638	11,230	23,173	11,232
Contract charges	(11,022)	(50,594)	(6,591)	(133,275)	(4,052)
Contract terminations:
Surrender benefits	(3,436,114)	(8,216,067)	(2,041,085)	(17,142,667)	(931,439)
Death benefits	(278,998)	(624,250)	(147,199)	(1,626,541)	(68,109)
Units outstanding at end of year	26,111,674	61,225,666	17,468,763	159,432,076	10,569,324

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

224	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$179,367	$937,131	$3,377,114	$2,473,428	$2,872,074
Net realized gain (loss) on sales of investments	1,437,077	(303,090)	(4,130,511)	(1,607,720)	4,341,829
Distributions from capital gains	74,335	122,149	—	—	9,071,079
Net change in unrealized appreciation or depreciation of investments	231,199	(2,461,196)	253,887	(6,074,586)	(23,773,328)
Net increase (decrease) in net assets resulting from operations	1,921,978	(1,705,006)	(499,510)	(5,208,878)	(7,488,346)

Contract transactions
Contract purchase payments	1,067,926	6,854,342	2,066,201	6,548,116	3,751,068
Net transfers(1)	2,696,997	11,647,770	(2,989,670)	(4,473,233)	(5,972,830)
Transfers for policy loans	14,223	5,448	65,816	(11,457)	(355)
Adjustments to net assets allocated to contracts in payment period	(18,927)	(21,396)	(38,936)	68,222	(22,092)
Contract charges	(53,922)	(18,565)	(102,814)	(31,878)	(77,235)
Contract terminations:
Surrender benefits	(9,043,151)	(3,878,734)	(15,401,310)	(5,053,426)	(12,965,208)
Death benefits	(720,165)	(676,964)	(2,079,825)	(454,652)	(1,478,007)
Increase (decrease) from contract transactions	(6,057,019)	13,911,901	(18,480,538)	(3,408,308)	(16,764,659)
Net assets at beginning of year	75,111,694	40,558,329	149,816,119	60,590,227	143,232,210
Net assets at end of year	$70,976,653	$52,765,224	$130,836,071	$51,973,041	$118,979,205

Accumulation unit activity
Units outstanding at beginning of year	47,895,786	40,139,311	70,970,247	54,673,654	79,442,319
Contract purchase payments	681,157	6,786,625	1,029,042	5,950,272	2,183,922
Net transfers(1)	2,014,624	11,465,581	(1,303,524)	(4,550,900)	(3,430,546)
Transfers for policy loans	10,554	5,367	26,155	(10,041)	(3,395)
Contract charges	(32,559)	(18,374)	(46,507)	(29,273)	(42,462)
Contract terminations:
Surrender benefits	(5,426,070)	(3,846,991)	(6,749,526)	(4,653,645)	(6,991,205)
Death benefits	(435,949)	(671,780)	(938,241)	(431,081)	(806,611)
Units outstanding at end of year	44,707,543	53,859,739	62,987,646	50,948,986	70,352,022

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	225

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(359,773)	$2,492,426	$(1,025,134)	$50,693	$(39,836)
Net realized gain (loss) on sales of investments	5,861,708	(724,799)	4,877,762	(21,477)	163,654
Distributions from capital gains	20,338,754	184,522	14,471,502	6,166	837,127
Net change in unrealized appreciation or depreciation of investments	(37,229,430)	(3,912,943)	(39,520,118)	(269,788)	(1,123,475)
Net increase (decrease) in net assets resulting from operations	(11,388,741)	(1,960,794)	(21,195,988)	(234,406)	(162,530)

Contract transactions
Contract purchase payments	4,219,475	2,996,862	1,785,203	1,042,981	58,264
Net transfers(1)	(8,537,725)	2,501,008	(7,965,871)	2,338,983	(249,591)
Transfers for policy loans	42,734	(5,104)	65,987	—	5,252
Adjustments to net assets allocated to contracts in payment period	31,079	—	(84,125)	—	(4,162)
Contract charges	(82,711)	(13,353)	(202,179)	(1,048)	(2,744)
Contract terminations:
Surrender benefits	(16,211,361)	(2,533,774)	(29,476,932)	(88,186)	(725,953)
Death benefits	(1,427,516)	(281,679)	(2,540,599)	(12,225)	(22,339)
Increase (decrease) from contract transactions	(21,966,025)	2,663,960	(38,418,516)	3,280,505	(941,273)
Net assets at beginning of year	154,239,378	34,289,611	240,679,933	1,046,474	7,534,553
Net assets at end of year	$120,884,612	$34,992,777	$181,065,429	$4,092,573	$6,430,750

Accumulation unit activity
Units outstanding at beginning of year	52,597,248	34,705,803	55,340,904	1,081,442	2,720,706
Contract purchase payments	1,760,339	3,069,715	440,956	1,095,934	20,661
Net transfers(1)	(3,294,561)	2,528,381	(1,986,724)	2,423,838	(89,358)
Transfers for policy loans	12,065	(4,909)	15,338	—	1,857
Contract charges	(27,910)	(13,784)	(47,791)	(1,109)	(982)
Contract terminations:
Surrender benefits	(5,149,011)	(2,612,246)	(6,855,261)	(92,516)	(257,822)
Death benefits	(463,463)	(289,725)	(615,021)	(13,258)	(8,175)
Units outstanding at end of year	45,434,707	37,383,235	46,292,401	4,494,331	2,386,887

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

226	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$593,557	$(118,545)	$(544,122)	$1,154,652	$1,375,825
Net realized gain (loss) on sales of investments	8,561,149	798,546	4,770,437	(1,025,605)	11,433,769
Distributions from capital gains	8,162,301	75,003	331,973	3,506,306	494,963
Net change in unrealized appreciation or depreciation of investments	(18,820,216)	(151,994)	(2,101,120)	(6,010,835)	(25,974,308)
Net increase (decrease) in net assets resulting from operations	(1,503,209)	603,010	2,457,168	(2,375,482)	(12,669,751)

Contract transactions
Contract purchase payments	1,087,416	154,918	447,589	5,400,248	1,804,726
Net transfers(1)	(3,533,687)	(669,492)	(3,279,779)	1,444,831	(6,478,513)
Transfers for policy loans	73,830	1,610	(5,046)	(143)	5,746
Adjustments to net assets allocated to contracts in payment period	(51,692)	(32,041)	(1,297)	(1,341)	(20,899)
Contract charges	(240,794)	(7,760)	(215,111)	(17,453)	(373,005)
Contract terminations:
Surrender benefits	(18,362,159)	(1,281,847)	(8,602,579)	(2,907,695)	(23,743,139)
Death benefits	(1,440,189)	(169,883)	(634,010)	(398,438)	(1,951,750)
Increase (decrease) from contract transactions	(22,467,275)	(2,004,495)	(12,290,233)	3,520,009	(30,756,834)
Net assets at beginning of year	153,518,059	14,994,791	68,517,743	34,120,770	204,222,955
Net assets at end of year	$129,547,575	$13,593,306	$58,684,678	$35,265,297	$160,796,370

Accumulation unit activity
Units outstanding at beginning of year	87,016,856	10,312,192	47,631,346	33,181,437	103,549,133
Contract purchase payments	609,610	104,094	304,260	5,246,658	948,432
Net transfers(1)	(2,144,293)	(446,959)	(2,220,916)	1,082,716	(3,292,947)
Transfers for policy loans	41,620	1,498	(3,189)	(31)	3,566
Contract charges	(136,798)	(5,208)	(146,347)	(17,151)	(188,680)
Contract terminations:
Surrender benefits	(10,505,998)	(859,605)	(5,848,416)	(2,849,207)	(12,147,783)
Death benefits	(828,878)	(113,074)	(427,530)	(397,196)	(1,005,979)
Units outstanding at end of year	74,052,119	8,992,938	39,289,208	36,247,226	87,865,742

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	227

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(134,348)	$214,140	$75,193	$(639,637)	$403,895
Net realized gain (loss) on sales of investments	5,379,522	1,448,301	815,455	1,817,216	2,560,545
Distributions from capital gains	9,285,050	—	—	6,718,469	—
Net change in unrealized appreciation or depreciation of investments	(20,814,561)	(1,309,861)	(754,121)	(7,676,310)	(6,600,876)
Net increase (decrease) in net assets resulting from operations	(6,284,337)	352,580	136,527	219,738	(3,636,436)

Contract transactions
Contract purchase payments	833,911	304,220	213,275	973,031	1,674,638
Net transfers(1)	(2,921,739)	2,412,571	1,485,437	21,212,773	5,696,649
Transfers for policy loans	140,767	4,383	(2,599)	(21,629)	44,112
Adjustments to net assets allocated to contracts in payment period	(159,224)	(1,885)	56,926	(5,305)	113,785
Contract charges	(66,736)	(19,354)	(9,537)	(43,492)	(86,044)
Contract terminations:
Surrender benefits	(8,205,753)	(3,550,236)	(1,444,695)	(6,640,496)	(10,144,308)
Death benefits	(897,456)	(362,824)	(170,195)	(540,600)	(729,135)
Increase (decrease) from contract transactions	(11,276,230)	(1,213,125)	128,612	14,934,282	(3,430,303)
Net assets at beginning of year	99,850,378	27,986,325	15,792,112	57,778,845	99,983,531
Net assets at end of year	$82,289,811	$27,125,780	$16,057,251	$72,932,865	$92,916,792

Accumulation unit activity
Units outstanding at beginning of year	32,557,155	17,808,634	10,202,731	26,592,708	61,027,400
Contract purchase payments	281,347	191,581	135,374	424,977	1,023,804
Net transfers(1)	(993,958)	1,513,338	953,073	9,074,509	3,268,764
Transfers for policy loans	48,016	2,796	(1,549)	(9,234)	25,363
Contract charges	(22,581)	(12,113)	(6,058)	(18,852)	(52,941)
Contract terminations:
Surrender benefits	(2,750,671)	(2,217,523)	(915,195)	(2,904,086)	(6,084,526)
Death benefits	(301,235)	(228,187)	(111,256)	(237,214)	(449,764)
Units outstanding at end of year	28,818,073	17,058,526	10,257,120	32,922,808	58,758,100

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

228	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Operations
Investment income (loss) — net	$(137,609)	$(206,720)	$(215,317)	$(266,821)	$(44,548)
Net realized gain (loss) on sales of investments	616,231	1,029,823	1,181,819	(3,922,543)	651,953
Distributions from capital gains	1,251,108	1,810,160	2,559,815	7,292,698	1,656,244
Net change in unrealized appreciation or depreciation of investments	(1,644,021)	(2,589,932)	(2,053,927)	(6,889,859)	(1,799,422)
Net increase (decrease) in net assets resulting from operations	85,709	43,331	1,472,390	(3,786,525)	464,227

Contract transactions
Contract purchase payments	159,272	261,053	359,992	4,036,623	143,550
Net transfers(1)	448,148	2,029,175	2,223,089	(9,009,834)	153,710
Transfers for policy loans	25,934	21,325	(6,123)	11,870	20,175
Adjustments to net assets allocated to contracts in payment period	(7,429)	(9,288)	(142)	(25,165)	(1,064)
Contract charges	(8,790)	(16,128)	(41,167)	(21,565)	(8,348)
Contract terminations:
Surrender benefits	(1,377,980)	(2,297,435)	(3,635,295)	(3,064,344)	(1,539,441)
Death benefits	(183,620)	(354,078)	(480,653)	(224,488)	(92,174)
Increase (decrease) from contract transactions	(944,465)	(365,376)	(1,580,299)	(8,296,903)	(1,323,592)
Net assets at beginning of year	16,457,094	22,978,666	25,483,135	45,105,867	15,054,756
Net assets at end of year	$15,598,338	$22,656,621	$25,375,226	$33,022,439	$14,195,391

Accumulation unit activity
Units outstanding at beginning of year	11,512,605	16,255,866	20,096,254	39,684,305	12,674,826
Contract purchase payments	107,640	177,860	269,847	3,599,777	115,242
Net transfers(1)	295,584	1,381,447	1,687,106	(8,327,358)	132,634
Transfers for policy loans	17,438	14,226	(4,790)	10,622	16,035
Contract charges	(5,996)	(10,985)	(31,326)	(19,518)	(6,773)
Contract terminations:
Surrender benefits	(927,017)	(1,565,362)	(2,770,444)	(2,748,090)	(1,243,292)
Death benefits	(125,158)	(239,775)	(373,016)	(205,838)	(75,083)
Units outstanding at end of year	10,875,096	16,013,277	18,873,631	31,993,900	11,613,589

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	229

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$377,675	$(22,270)	$(157,688)	$(250,473)	$(123,766)
Net realized gain (loss) on sales of investments	(38,723)	(59,547)	670,280	2,552,976	(1,283,831)
Distributions from capital gains	130,766	479,692	2,634,024	10,028,709	1,084,668
Net change in unrealized appreciation or depreciation of investments	(994,002)	(787,932)	(2,451,129)	(10,158,028)	(2,951,947)
Net increase (decrease) in net assets resulting from operations	(524,284)	(390,057)	695,487	2,173,184	(3,274,876)

Contract transactions
Contract purchase payments	3,612,704	863,685	200,794	2,199,651	499,089
Net transfers(1)	20,247,911	463,565	1,620,160	1,968,491	(2,861,695)
Transfers for policy loans	(7,890)	—	564	1,175	34,623
Adjustments to net assets allocated to contracts in payment period	(6,494)	(13,400)	5,543	(2,521)	(45,603)
Contract charges	(9,911)	(8,738)	(9,981)	(87,962)	(20,406)
Contract terminations:
Surrender benefits	(2,239,084)	(1,346,553)	(1,912,363)	(5,314,658)	(4,178,667)
Death benefits	(197,975)	(83,165)	(112,978)	(417,695)	(187,226)
Increase (decrease) from contract transactions	21,399,261	(124,606)	(208,261)	(1,653,519)	(6,759,885)
Net assets at beginning of year	18,937,533	11,070,709	18,712,738	52,555,317	40,254,194
Net assets at end of year	$39,812,510	$10,556,046	$19,199,964	$53,074,982	$30,219,433

Accumulation unit activity
Units outstanding at beginning of year	18,510,177	9,002,637	21,328,400	34,513,877	30,009,325
Contract purchase payments	3,542,422	711,899	222,267	1,361,310	371,917
Net transfers(1)	19,758,766	379,244	1,757,045	1,197,394	(2,168,209)
Transfers for policy loans	(7,700)	—	1,174	578	25,916
Contract charges	(9,691)	(7,220)	(10,826)	(55,267)	(15,373)
Contract terminations:
Surrender benefits	(2,187,443)	(1,114,240)	(2,119,110)	(3,321,523)	(3,140,072)
Death benefits	(194,413)	(68,408)	(129,530)	(263,127)	(137,639)
Units outstanding at end of year	39,412,118	8,903,912	21,049,420	33,433,242	24,945,865

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

230	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(184,972)	$(152,772)	$(345,820)	$7,288,736	$819,613
Net realized gain (loss) on sales of investments	(72,658)	(293,855)	414,772	7,650,639	1,889,245
Distributions from capital gains	449,239	4,140,340	1,320,258	16,721,991	—
Net change in unrealized appreciation or depreciation of investments	(491,400)	(5,278,543)	(2,323,767)	(69,238,929)	(4,055,413)
Net increase (decrease) in net assets resulting from operations	(299,791)	(1,584,830)	(934,557)	(37,577,563)	(1,346,555)

Contract transactions
Contract purchase payments	1,478,159	577,398	445,707	7,972,022	812,899
Net transfers(1)	1,128,899	73,754,963	(2,984,201)	(28,164,455)	(2,562,386)
Transfers for policy loans	3,159	15,471	10,050	22,880	(8,505)
Adjustments to net assets allocated to contracts in payment period	—	167,286	(13,018)	(41,143)	(5,702)
Contract charges	(8,157)	(34,428)	(28,480)	(140,631)	(43,641)
Contract terminations:
Surrender benefits	(949,403)	(5,875,403)	(4,445,816)	(23,267,867)	(5,658,510)
Death benefits	(79,563)	(978,475)	(224,171)	(2,574,270)	(767,823)
Increase (decrease) from contract transactions	1,573,094	67,626,812	(7,239,929)	(46,193,464)	(8,233,668)
Net assets at beginning of year	16,768,637	—	43,814,079	273,800,305	62,632,542
Net assets at end of year	$18,041,940	$66,041,982	$35,639,593	$190,029,278	$53,052,319

Accumulation unit activity
Units outstanding at beginning of year	14,705,685	—	24,111,644	96,240,271	44,945,342
Contract purchase payments	1,285,904	584,098	235,114	3,125,488	579,075
Net transfers(1)	952,356	73,738,212	(1,610,750)	(10,414,842)	(1,934,289)
Transfers for policy loans	2,753	15,531	5,665	6,707	(6,052)
Contract charges	(7,120)	(34,692)	(15,246)	(51,153)	(31,089)
Contract terminations:
Surrender benefits	(822,260)	(5,898,893)	(2,392,614)	(8,207,663)	(4,043,888)
Death benefits	(69,464)	(979,327)	(123,789)	(930,846)	(554,608)
Units outstanding at end of year	16,047,854	67,424,929	20,210,024	79,767,962	38,954,491

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	231

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Operations
Investment income (loss) — net	$(385,215)	$(25,781)	$1,872	$(56,627)	$103,115
Net realized gain (loss) on sales of investments	(215,996)	(12,944)	277,798	325,447	177,085
Distributions from capital gains	6,945,327	34,845	45,708	691,886	414,174
Net change in unrealized appreciation or depreciation of investments	(9,059,659)	(208,316)	(193,066)	(1,093,559)	(1,252,499)
Net increase (decrease) in net assets resulting from operations	(2,715,543)	(212,196)	132,312	(132,853)	(558,125)

Contract transactions
Contract purchase payments	1,466,303	1,157,877	198,422	457,202	383,502
Net transfers(1)	(3,582,364)	1,512,502	(425,677)	(625,559)	(1,058,033)
Transfers for policy loans	(10,861)	(172)	(7,369)	(1,605)	4,511
Adjustments to net assets allocated to contracts in payment period	(12,005)	—	(15,062)	—	—
Contract charges	(23,683)	(730)	(24,420)	(3,966)	(2,512)
Contract terminations:
Surrender benefits	(4,454,440)	(138,568)	(1,579,359)	(363,430)	(495,355)
Death benefits	(324,847)	(10,065)	(77,968)	(25,096)	(33,503)
Increase (decrease) from contract transactions	(6,941,897)	2,520,844	(1,931,433)	(562,454)	(1,201,390)
Net assets at beginning of year	44,824,215	1,091,406	17,811,947	8,207,264	6,025,620
Net assets at end of year	$35,166,775	$3,400,054	$16,012,826	$7,511,957	$4,266,105

Accumulation unit activity
Units outstanding at beginning of year	24,644,631	1,105,939	16,273,274	4,601,675	4,229,184
Contract purchase payments	815,805	1,179,859	173,901	251,367	276,719
Net transfers(1)	(2,060,592)	1,539,432	(365,376)	(355,696)	(784,360)
Transfers for policy loans	(5,866)	(177)	(6,942)	(1,581)	3,208
Contract charges	(13,127)	(762)	(21,345)	(2,227)	(1,815)
Contract terminations:
Surrender benefits	(2,483,641)	(141,353)	(1,426,378)	(206,363)	(353,206)
Death benefits	(182,417)	(10,039)	(68,504)	(14,132)	(23,936)
Units outstanding at end of year	20,714,793	3,672,899	14,558,630	4,273,043	3,345,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

232	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Operations
Investment income (loss) — net	$140,541	$21,547,330	$(269,518)	$2,701,016	$29,645
Net realized gain (loss) on sales of investments	2,389,430	(639,459)	1,843,848	(4,903,556)	(21,999)
Distributions from capital gains	7,596,770	—	13,698,874	—	—
Net change in unrealized appreciation or depreciation of investments	(7,403,433)	(34,967,351)	(21,738,508)	(10,875,373)	(108,910)
Net increase (decrease) in net assets resulting from operations	2,723,308	(14,059,480)	(6,465,304)	(13,077,913)	(101,264)

Contract transactions
Contract purchase payments	5,755,056	6,338,529	5,761,849	2,149,179	373,080
Net transfers(1)	9,382,221	(32,010,463)	4,289,682	(32,172,121)	546,095
Transfers for policy loans	27,943	79,803	(8,663)	37,058	2,124
Adjustments to net assets allocated to contracts in payment period	(2,779)	(126,614)	2,243	(161,877)	—
Contract charges	(62,338)	(455,525)	(49,075)	(127,734)	(1,479)
Contract terminations:
Surrender benefits	(10,320,912)	(56,882,359)	(8,414,039)	(17,547,563)	(239,236)
Death benefits	(1,092,996)	(7,140,086)	(780,369)	(1,797,339)	(24,820)
Increase (decrease) from contract transactions	3,686,195	(90,196,715)	801,628	(49,620,397)	655,764
Net assets at beginning of year	109,802,521	511,410,104	91,689,704	166,593,253	3,970,597
Net assets at end of year	$116,212,024	$407,153,909	$86,026,028	$103,894,943	$4,525,097

Accumulation unit activity
Units outstanding at beginning of year	58,004,873	327,694,646	41,092,297	116,222,805	4,088,260
Contract purchase payments	3,053,541	4,231,623	2,647,042	1,567,636	367,686
Net transfers(1)	4,793,922	(20,721,317)	1,985,650	(23,312,961)	534,695
Transfers for policy loans	12,442	50,347	(3,966)	26,353	2,208
Contract charges	(30,816)	(290,490)	(21,802)	(91,150)	(1,482)
Contract terminations:
Surrender benefits	(5,035,395)	(36,081,684)	(3,715,948)	(12,657,731)	(242,302)
Death benefits	(563,990)	(4,600,399)	(383,155)	(1,324,174)	(25,256)
Units outstanding at end of year	60,234,577	270,282,726	41,600,118	80,430,778	4,723,809

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	233

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
Operations
Investment income (loss) — net	$479,504	$2,445,015	$60,945	$432,270	$258,415
Net realized gain (loss) on sales of investments	(13,334)	1,047,192	96,492	2,644,482	2,025,989
Distributions from capital gains	148,187	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(754,348)	(1,424,219)	(256,155)	(3,820,754)	(2,536,859)
Net increase (decrease) in net assets resulting from operations	(139,991)	2,067,988	(98,718)	(744,002)	(252,455)

Contract transactions
Contract purchase payments	1,945,858	504,543	220,292	679,149	336,206
Net transfers(1)	1,753,801	9,858,131	1,294,194	(696,188)	(452,368)
Transfers for policy loans	556	(7,284)	13,218	96,190	20,221
Adjustments to net assets allocated to contracts in payment period	—	(9,276)	(3,899)	(64,498)	(57,908)
Contract charges	(3,133)	(27,641)	(13,053)	(54,661)	(20,861)
Contract terminations:
Surrender benefits	(873,068)	(3,979,835)	(2,048,441)	(5,800,144)	(2,862,560)
Death benefits	(115,491)	(722,438)	(96,564)	(774,768)	(185,474)
Increase (decrease) from contract transactions	2,708,523	5,616,200	(634,253)	(6,614,920)	(3,222,744)
Net assets at beginning of year	11,227,873	30,987,917	18,772,797	67,674,640	31,236,889
Net assets at end of year	$13,796,405	$38,672,105	$18,039,826	$60,315,718	$27,761,690

Accumulation unit activity
Units outstanding at beginning of year	11,275,082	12,805,576	12,169,815	27,825,647	16,590,553
Contract purchase payments	1,966,719	195,302	134,757	278,834	175,986
Net transfers(1)	1,757,879	3,778,193	801,889	(290,790)	(227,881)
Transfers for policy loans	556	(2,562)	8,289	39,410	10,381
Contract charges	(3,145)	(10,590)	(8,087)	(22,453)	(10,985)
Contract terminations:
Surrender benefits	(872,134)	(1,528,388)	(1,264,400)	(2,377,719)	(1,504,125)
Death benefits	(116,393)	(278,079)	(60,222)	(319,952)	(98,004)
Units outstanding at end of year	14,008,564	14,959,452	11,782,041	25,132,977	14,935,925

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

234	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(168,460)	$549,652	$(53,654)	$(11,380,024)	$(9,915,958)
Net realized gain (loss) on sales of investments	541,271	(86,038)	(492,710)	26,995,655	57,299,371
Distributions from capital gains	1,052,568	—	27,900	—	—
Net change in unrealized appreciation or depreciation of investments	(4,234,654)	(2,586,432)	(1,016,928)	(35,390,221)	(62,739,913)
Net increase (decrease) in net assets resulting from operations	(2,809,275)	(2,122,818)	(1,535,392)	(19,774,590)	(15,356,500)

Contract transactions
Contract purchase payments	213,400	225,750	427,247	34,985,819	12,761,948
Net transfers(1)	(1,537,894)	(1,440,284)	1,901,473	10,085,942	(48,028,680)
Transfers for policy loans	17,128	27,299	(9,082)	(44,222)	116,563
Adjustments to net assets allocated to contracts in payment period	(12,880)	65,863	—	(45,510)	(709,130)
Contract charges	(7,793)	(8,926)	(4,088)	(9,202,343)	(5,929,646)
Contract terminations:
Surrender benefits	(2,178,699)	(2,057,911)	(672,587)	(45,639,136)	(76,180,178)
Death benefits	(91,004)	(293,188)	(36,018)	(5,314,293)	(3,094,781)
Increase (decrease) from contract transactions	(3,597,742)	(3,481,397)	1,606,945	(15,173,743)	(121,063,904)
Net assets at beginning of year	23,493,267	24,286,457	5,378,877	1,178,718,577	1,150,971,230
Net assets at end of year	$17,086,250	$18,682,242	$5,450,430	$1,143,770,244	$1,014,550,826

Accumulation unit activity
Units outstanding at beginning of year	5,570,127	7,075,167	7,540,315	777,549,895	756,649,302
Contract purchase payments	53,599	67,443	689,580	22,898,093	8,328,806
Net transfers(1)	(392,283)	(440,919)	3,105,843	6,572,698	(31,428,934)
Transfers for policy loans	4,293	7,995	(14,549)	(34,544)	76,850
Contract charges	(1,976)	(2,673)	(6,326)	(6,022,718)	(3,867,173)
Contract terminations:
Surrender benefits	(551,179)	(623,566)	(1,084,715)	(29,849,231)	(49,523,466)
Death benefits	(23,159)	(88,649)	(54,140)	(3,509,507)	(2,034,803)
Units outstanding at end of year	4,659,422	5,994,798	10,176,008	767,604,686	678,200,582

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	235

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Operations
Investment income (loss) — net	$61,651	$2,602,307	$2,736,161	$46,043,558	$58,392
Net realized gain (loss) on sales of investments	(10,495)	(65,048)	(435,387)	(7,381,619)	(271,445)
Distributions from capital gains	30,566	—	670,178	11,178,308	1,664,098
Net change in unrealized appreciation or depreciation of investments	(186,117)	(3,067,708)	(3,190,946)	(52,565,707)	(2,127,560)
Net increase (decrease) in net assets resulting from operations	(104,395)	(530,449)	(219,994)	(2,725,460)	(676,515)

Contract transactions
Contract purchase payments	2,324,176	2,082,294	1,648,010	980,284	4,923,343
Net transfers(1)	(409,895)	10,298,640	(179,184)	(5,832,076)	(368,736)
Transfers for policy loans	—	344	—	(926)	(3,116)
Adjustments to net assets allocated to contracts in payment period	—	(90)	—	(52,716)	(1,320)
Contract charges	(629)	(10,012)	(1,150)	(302,019)	(6,466)
Contract terminations:
Surrender benefits	(341,169)	(1,126,857)	(383,823)	(16,531,340)	(619,778)
Death benefits	—	(189,617)	(84,604)	(1,846,661)	(155,218)
Increase (decrease) from contract transactions	1,572,483	11,054,702	999,249	(23,585,454)	3,768,709
Net assets at beginning of year	5,918,638	11,248,885	6,482,242	137,565,984	17,742,415
Net assets at end of year	$7,386,726	$21,773,138	$7,261,497	$111,255,070	$20,834,609

Accumulation unit activity
Units outstanding at beginning of year	5,345,003	10,018,444	5,634,749	98,502,669	12,559,834
Contract purchase payments	2,103,149	1,803,998	1,422,351	704,994	3,449,722
Net transfers(1)	(372,308)	8,946,217	(157,756)	(4,241,680)	(287,662)
Transfers for policy loans	—	228	—	(1,059)	(2,289)
Contract charges	(570)	(8,703)	(1,006)	(215,189)	(4,555)
Contract terminations:
Surrender benefits	(309,907)	(981,279)	(336,025)	(11,834,169)	(430,275)
Death benefits	—	(163,873)	(72,839)	(1,327,734)	(112,133)
Units outstanding at end of year	6,765,367	19,615,032	6,489,474	81,587,832	15,172,642

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

236	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
Operations
Investment income (loss) — net	$(5,264,917)	$(7,151,854)	$73,878	$4,796,420	$(69,930)
Net realized gain (loss) on sales of investments	11,763,705	27,485,147	(79,186)	(868,547)	202,179
Distributions from capital gains	—	—	173,859	—	—
Net change in unrealized appreciation or depreciation of investments	(11,934,683)	(27,395,692)	(1,157,468)	(4,759,553)	138,993
Net increase (decrease) in net assets resulting from operations	(5,435,895)	(7,062,399)	(988,917)	(831,680)	271,242

Contract transactions
Contract purchase payments	13,149,646	2,147,531	2,206,106	6,080,493	1,138,372
Net transfers(1)	(9,149,510)	(23,943,375)	2,552,022	(4,922,332)	542,294
Transfers for policy loans	(3,553)	52,084	—	840	—
Adjustments to net assets allocated to contracts in payment period	(122,721)	(2,046,660)	—	—	—
Contract charges	(2,974,733)	(3,914,157)	(1,353)	(5,830)	(1,120)
Contract terminations:
Surrender benefits	(43,318,547)	(76,004,085)	(186,149)	(926,232)	(171,578)
Death benefits	(7,903,264)	(14,689,058)	(181,517)	(537,989)	(56,075)
Increase (decrease) from contract transactions	(50,322,682)	(118,397,720)	4,389,109	(311,050)	1,451,893
Net assets at beginning of year	532,392,359	804,076,819	6,058,095	30,311,166	5,573,885
Net assets at end of year	$476,633,782	$678,616,700	$9,458,287	$29,168,436	$7,297,020

Accumulation unit activity
Units outstanding at beginning of year	446,222,715	671,728,504	5,172,941	26,666,541	3,104,690
Contract purchase payments	11,074,286	1,793,327	1,862,254	5,292,231	599,107
Net transfers(1)	(7,622,024)	(21,554,589)	2,108,151	(4,301,832)	272,756
Transfers for policy loans	(3,357)	43,127	—	819	—
Contract charges	(2,488,271)	(3,256,914)	(1,142)	(5,099)	(605)
Contract terminations:
Surrender benefits	(36,135,841)	(63,238,886)	(159,554)	(813,452)	(92,825)
Death benefits	(6,643,487)	(12,279,335)	(155,141)	(475,648)	(31,337)
Units outstanding at end of year	404,404,021	573,235,234	8,827,509	26,363,560	3,851,786

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	237

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
Operations
Investment income (loss) — net	$16,187	$29,533	$(114,190)	$(54,016)	$(1,248,402)
Net realized gain (loss) on sales of investments	(113,126)	565	122,913	162,077	8,305,239
Distributions from capital gains	890,994	15,822	—	—	19,059,646
Net change in unrealized appreciation or depreciation of investments	(1,689,804)	(90,550)	(652,589)	285,586	(23,820,613)
Net increase (decrease) in net assets resulting from operations	(895,749)	(44,630)	(643,866)	393,647	2,295,870

Contract transactions
Contract purchase payments	5,108,280	1,808,393	2,766,862	1,096,963	2,020,234
Net transfers(1)	3,726,028	338,686	2,507,218	537,448	(8,721,663)
Transfers for policy loans	(2,051)	(89)	2,424	107	30,933
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(83,732)
Contract charges	(2,549)	(902)	(2,305)	(961)	(162,469)
Contract terminations:
Surrender benefits	(282,506)	(214,898)	(133,907)	(118,205)	(16,685,563)
Death benefits	(143,184)	(71,178)	(90,146)	(85,329)	(1,283,298)
Increase (decrease) from contract transactions	8,404,018	1,860,012	5,050,146	1,430,023	(24,885,558)
Net assets at beginning of year	10,949,440	4,766,891	7,280,536	4,309,769	169,109,415
Net assets at end of year	$18,457,709	$6,582,273	$11,686,816	$6,133,439	$146,519,727

Accumulation unit activity
Units outstanding at beginning of year	7,757,230	4,354,364	3,996,246	2,276,663	97,450,456
Contract purchase payments	3,553,202	1,650,581	1,443,205	544,059	1,141,906
Net transfers(1)	2,564,093	304,636	1,298,604	249,703	(4,966,268)
Transfers for policy loans	(1,498)	(80)	1,275	54	19,213
Contract charges	(1,837)	(822)	(1,246)	(483)	(91,402)
Contract terminations:
Surrender benefits	(200,285)	(195,996)	(72,110)	(59,168)	(9,520,277)
Death benefits	(103,606)	(65,295)	(47,583)	(42,986)	(728,420)
Units outstanding at end of year	13,567,299	6,047,388	6,618,391	2,967,842	83,305,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

238	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(170,485)	$(67,821,971)	$(97,259,473)	$(38,654,983)	$(35,813,135)
Net realized gain (loss) on sales of investments	292,711	99,092,426	334,954,390	81,081,159	192,417,927
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(491,163)	(134,110,852)	(378,651,404)	(106,401,179)	(215,013,569)
Net increase (decrease) in net assets resulting from operations	(368,937)	(102,840,397)	(140,956,487)	(63,975,003)	(58,408,777)

Contract transactions
Contract purchase payments	4,507,448	147,196,503	36,092,657	117,783,274	31,740,142
Net transfers(1)	1,755,636	116,400,515	(35,167,814)	(93,313,028)	(182,579,338)
Transfers for policy loans	(6,263)	160,084	324,671	158,329	176,542
Adjustments to net assets allocated to contracts in payment period	—	(84,905)	(9,085,057)	(144,233)	(1,913,100)
Contract charges	(3,472)	(54,096,560)	(63,190,981)	(31,776,684)	(19,609,182)
Contract terminations:
Surrender benefits	(291,451)	(360,389,097)	(796,202,928)	(142,837,623)	(303,677,675)
Death benefits	(373,373)	(62,393,115)	(99,428,620)	(23,807,802)	(18,679,478)
Increase (decrease) from contract transactions	5,588,525	(213,206,575)	(966,658,072)	(173,937,767)	(494,542,089)
Net assets at beginning of year	12,621,592	6,873,035,907	10,873,223,881	4,035,594,233	4,173,365,693
Net assets at end of year	$17,841,180	$6,556,988,935	$9,765,609,322	$3,797,681,463	$3,620,414,827

Accumulation unit activity
Units outstanding at beginning of year	6,705,194	5,028,711,317	7,922,040,141	2,793,303,808	2,876,781,162
Contract purchase payments	2,377,838	107,882,133	26,116,138	81,445,149	21,736,703
Net transfers(1)	945,203	83,336,958	(32,259,062)	(64,081,741)	(126,165,023)
Transfers for policy loans	(3,542)	110,527	236,711	109,098	122,921
Contract charges	(1,885)	(39,396,594)	(45,793,996)	(21,859,018)	(13,409,399)
Contract terminations:
Surrender benefits	(155,184)	(262,448,926)	(575,959,352)	(98,339,956)	(207,592,385)
Death benefits	(197,726)	(45,515,793)	(72,035,011)	(16,450,094)	(12,825,740)
Units outstanding at end of year	9,669,898	4,872,679,622	7,222,345,569	2,674,127,246	2,538,648,239

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	239

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
Operations
Investment income (loss) — net	$(14,695,176)	$(21,241,642)	$1,069,985	$42,521	$56,499
Net realized gain (loss) on sales of investments	35,697,085	99,855,527	(545,572)	(4,881)	(7,921)
Distributions from capital gains	—	—	2,728,969	—	—
Net change in unrealized appreciation or depreciation of investments	(37,318,512)	(102,117,082)	(3,863,314)	(98,429)	(129,654)
Net increase (decrease) in net assets resulting from operations	(16,316,603)	(23,503,197)	(609,932)	(60,789)	(81,076)

Contract transactions
Contract purchase payments	51,649,986	7,386,498	4,837,879	705,675	593,027
Net transfers(1)	(49,267,987)	(117,044,772)	425,046	989,010	1,598,769
Transfers for policy loans	31,763	25,307	(4,808)	—	—
Adjustments to net assets allocated to contracts in payment period	551,772	(2,984,336)	—	—	—
Contract charges	(8,766,207)	(11,526,084)	(4,131)	(715)	(933)
Contract terminations:
Surrender benefits	(91,031,270)	(198,158,796)	(682,800)	(34,521)	(109,940)
Death benefits	(20,579,014)	(40,562,208)	(160,365)	(37,290)	—
Increase (decrease) from contract transactions	(117,410,957)	(362,864,391)	4,410,821	1,622,159	2,080,923
Net assets at beginning of year	1,495,792,521	2,399,263,348	16,331,276	691,750	838,212
Net assets at end of year	$1,362,064,961	$2,012,895,760	$20,132,165	$2,253,120	$2,838,059

Accumulation unit activity
Units outstanding at beginning of year	1,171,935,952	1,869,994,094	10,418,964	698,743	846,023
Contract purchase payments	40,634,104	5,736,546	3,051,537	707,621	596,200
Net transfers(1)	(38,450,574)	(92,914,704)	208,673	990,907	1,609,906
Transfers for policy loans	23,933	20,934	(2,988)	—	—
Contract charges	(6,834,457)	(8,938,937)	(2,616)	(726)	(942)
Contract terminations:
Surrender benefits	(70,802,858)	(153,467,308)	(437,953)	(34,791)	(111,290)
Death benefits	(16,102,119)	(31,580,886)	(100,867)	(37,641)	—
Units outstanding at end of year	1,080,403,981	1,588,849,739	13,134,750	2,324,113	2,939,897

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

240	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(96,040)	$(57,055)	$(41,991)	$(39,205)	$(916,417)
Net realized gain (loss) on sales of investments	286,959	173,413	55,114	86,987	8,267,068
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,021,180)	89,781	(339,896)	(461,832)	(18,082,096)
Net increase (decrease) in net assets resulting from operations	(830,261)	206,139	(326,773)	(414,050)	(10,731,445)

Contract transactions
Contract purchase payments	950,910	1,433,157	805,201	789,527	1,000,692
Net transfers(1)	(622,271)	301,021	935,361	(136,299)	(4,485,854)
Transfers for policy loans	630	—	—	488	30,837
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(164,222)
Contract charges	(1,539)	(1,036)	(780)	(925)	(217,781)
Contract terminations:
Surrender benefits	(294,054)	(99,382)	(70,384)	(107,711)	(13,251,832)
Death benefits	(20,039)	(91,793)	(49,448)	(4,299)	(932,898)
Increase (decrease) from contract transactions	13,637	1,541,967	1,619,950	540,781	(18,021,058)
Net assets at beginning of year	8,692,487	4,235,920	3,148,768	3,576,529	119,932,061
Net assets at end of year	$7,875,863	$5,984,026	$4,441,945	$3,703,260	$91,179,558

Accumulation unit activity
Units outstanding at beginning of year	4,765,121	2,144,795	1,666,362	2,050,395	45,328,960
Contract purchase payments	535,687	692,633	416,537	460,449	406,996
Net transfers(1)	(351,190)	152,014	494,217	(70,946)	(1,826,140)
Transfers for policy loans	349	—	—	289	12,313
Contract charges	(890)	(508)	(408)	(566)	(86,220)
Contract terminations:
Surrender benefits	(166,927)	(48,135)	(36,186)	(63,892)	(4,949,130)
Death benefits	(11,543)	(45,431)	(26,492)	(2,520)	(368,986)
Units outstanding at end of year	4,770,607	2,895,368	2,514,030	2,373,209	38,517,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	241

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
Operations
Investment income (loss) — net	$5,138	$54,252	$(77,521)	$(346,356)	$(18,977)
Net realized gain (loss) on sales of investments	(58,905)	(17,730)	127,081	3,034,972	1,567
Distributions from capital gains	192,647	—	—	—	1,447
Net change in unrealized appreciation or depreciation of investments	(404,176)	(221,874)	(103,236)	(2,841,360)	(27,827)
Net increase (decrease) in net assets resulting from operations	(265,296)	(185,352)	(53,676)	(152,744)	(43,790)

Contract transactions
Contract purchase payments	1,698,120	437,065	1,085,212	314,357	765,202
Net transfers(1)	1,778,202	1,089,186	1,169,921	(1,084,846)	252,334
Transfers for policy loans	(989)	(167)	83	6,906	(2,514)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(11,611)	—
Contract charges	(1,091)	(975)	(1,328)	(88,589)	(248)
Contract terminations:
Surrender benefits	(323,227)	(264,849)	(180,877)	(4,201,590)	(115,889)
Death benefits	(61,380)	(19,502)	(26,425)	(355,448)	(47,398)
Increase (decrease) from contract transactions	3,089,635	1,240,758	2,046,586	(5,420,821)	851,487
Net assets at beginning of year	4,272,486	2,143,678	5,880,298	41,816,990	2,952,285
Net assets at end of year	$7,096,825	$3,199,084	$7,873,208	$36,243,425	$3,759,982

Accumulation unit activity
Units outstanding at beginning of year	3,235,165	2,060,956	3,533,298	28,527,088	2,811,005
Contract purchase payments	1,232,784	417,938	645,171	214,345	729,143
Net transfers(1)	1,274,831	1,017,917	696,969	(737,081)	240,464
Transfers for policy loans	(732)	(168)	50	4,525	(2,424)
Contract charges	(801)	(939)	(790)	(60,064)	(237)
Contract terminations:
Surrender benefits	(233,846)	(252,142)	(108,348)	(2,876,674)	(111,174)
Death benefits	(46,926)	(18,243)	(15,446)	(243,242)	(45,562)
Units outstanding at end of year	5,460,475	3,225,319	4,750,904	24,828,897	3,621,215

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

242	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(121,265)	$(171,556)	$(28,077)	$1,452,536	$(2,813,638)
Net realized gain (loss) on sales of investments	240,121	1,224,251	(9,824)	983,134	8,401,698
Distributions from capital gains	—	—	—	23,285,734	53,007,913
Net change in unrealized appreciation or depreciation of investments	(388,112)	(1,267,151)	(68,358)	(27,043,856)	(61,686,736)
Net increase (decrease) in net assets resulting from operations	(269,256)	(214,456)	(106,259)	(1,322,452)	(3,090,763)

Contract transactions
Contract purchase payments	3,095,474	228,686	2,995,723	3,188,701	3,574,967
Net transfers(1)	2,324,777	5,673,276	3,774,837	(7,649,657)	(11,510,052)
Transfers for policy loans	613	(1,787)	3	94,907	76,797
Adjustments to net assets allocated to contracts in payment period	—	(26,769)	—	(203,382)	(188,910)
Contract charges	(1,824)	(15,327)	(1,522)	(257,579)	(269,501)
Contract terminations:
Surrender benefits	(230,908)	(2,816,874)	(461,738)	(30,967,152)	(37,967,059)
Death benefits	(98,620)	(80,515)	(54,880)	(2,019,487)	(2,160,359)
Increase (decrease) from contract transactions	5,089,512	2,960,690	6,252,423	(37,813,649)	(48,444,117)
Net assets at beginning of year	8,570,707	18,196,148	5,397,869	280,176,145	341,047,649
Net assets at end of year	$13,390,963	$20,942,382	$11,544,033	$241,040,044	$289,512,769

Accumulation unit activity
Units outstanding at beginning of year	4,414,408	8,566,525	5,404,819	107,941,016	121,748,622
Contract purchase payments	1,561,011	107,303	2,998,571	1,296,171	1,321,122
Net transfers(1)	1,167,865	2,615,929	3,771,229	(3,209,616)	(4,084,076)
Transfers for policy loans	306	(1,079)	3	32,452	25,121
Contract charges	(923)	(7,000)	(1,524)	(95,791)	(93,515)
Contract terminations:
Surrender benefits	(115,482)	(1,259,498)	(461,289)	(11,170,550)	(12,673,155)
Death benefits	(48,448)	(38,254)	(54,943)	(783,801)	(763,092)
Units outstanding at end of year	6,978,737	9,983,926	11,656,866	94,009,881	105,481,027

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	243

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$53,665	$1,327,487	$(498,893)	$(660,020)	$293,363
Net realized gain (loss) on sales of investments	1,463,436	571,666	3,500,757	1,764,038	(231,250)
Distributions from capital gains	—	—	6,525,475	8,683,020	—
Net change in unrealized appreciation or depreciation of investments	(1,401,101)	(1,724,667)	(11,924,559)	(12,613,815)	(507,399)
Net increase (decrease) in net assets resulting from operations	116,000	174,486	(2,397,220)	(2,826,777)	(445,286)

Contract transactions
Contract purchase payments	374,676	592,818	2,754,597	3,715,800	892,596
Net transfers(1)	820,618	4,775,284	(2,744,960)	4,985,607	(272,024)
Transfers for policy loans	11,114	13,636	28,680	(17,629)	520
Adjustments to net assets allocated to contracts in payment period	66,669	(9,263)	(21,751)	(7,728)	(1,909)
Contract charges	(20,707)	(56,681)	(37,982)	(36,193)	(2,803)
Contract terminations:
Surrender benefits	(3,453,275)	(4,212,341)	(6,108,478)	(6,285,996)	(403,365)
Death benefits	(373,134)	(468,003)	(531,683)	(551,835)	(93,146)
Increase (decrease) from contract transactions	(2,574,039)	635,450	(6,661,577)	1,802,026	119,869
Net assets at beginning of year	30,813,703	40,732,721	66,810,723	68,709,508	5,973,290
Net assets at end of year	$28,355,664	$41,542,657	$57,751,926	$67,684,757	$5,647,873

Accumulation unit activity
Units outstanding at beginning of year	15,061,113	29,780,114	30,483,324	32,243,333	6,037,414
Contract purchase payments	182,040	412,932	1,293,360	1,700,325	905,444
Net transfers(1)	402,165	3,233,571	(1,249,528)	2,217,316	(288,762)
Transfers for policy loans	5,380	7,756	13,231	(7,685)	524
Contract charges	(10,147)	(41,495)	(17,168)	(16,250)	(2,852)
Contract terminations:
Surrender benefits	(1,694,605)	(2,811,506)	(2,735,131)	(2,787,325)	(410,378)
Death benefits	(185,742)	(316,764)	(246,515)	(250,460)	(96,591)
Units outstanding at end of year	13,760,204	30,264,608	27,541,573	33,099,254	6,144,799

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

244	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(29,688)	$(82,614)	$268,263	$4,752,943	$(147,070)
Net realized gain (loss) on sales of investments	49,855	435,646	6,151,912	(3,053,113)	566,389
Distributions from capital gains	173,085	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(55,456)	(12,063)	2,752,271	(15,665,272)	1,379,246
Net increase (decrease) in net assets resulting from operations	137,796	340,969	9,172,446	(13,965,442)	1,798,565

Contract transactions
Contract purchase payments	696,563	158,052	1,157,834	3,030,400	3,124,158
Net transfers(1)	1,315,456	(37,327)	(4,791,672)	(9,987,368)	3,058,111
Transfers for policy loans	1,033	1,098	32,112	90,460	(1,768)
Adjustments to net assets allocated to contracts in payment period	—	—	(58,423)	(47,678)	—
Contract charges	(2,417)	(8,113)	(78,153)	(230,266)	(3,624)
Contract terminations:
Surrender benefits	(940,448)	(722,532)	(14,152,809)	(24,242,351)	(925,115)
Death benefits	(9,682)	(49,399)	(1,497,213)	(1,753,079)	(52,102)
Increase (decrease) from contract transactions	1,060,505	(658,221)	(19,388,324)	(33,139,882)	5,199,660
Net assets at beginning of year	3,663,559	9,113,778	122,245,133	221,773,783	9,925,693
Net assets at end of year	$4,861,860	$8,796,526	$112,029,255	$174,668,459	$16,923,918

Accumulation unit activity
Units outstanding at beginning of year	3,435,836	6,956,449	71,636,919	141,034,862	6,066,205
Contract purchase payments	645,822	117,475	665,542	2,300,064	1,755,443
Net transfers(1)	1,209,256	(30,377)	(2,716,302)	(5,883,642)	1,837,480
Transfers for policy loans	951	863	17,989	55,989	(942)
Contract charges	(2,228)	(6,042)	(44,755)	(141,645)	(2,128)
Contract terminations:
Surrender benefits	(859,168)	(534,555)	(8,093,849)	(14,870,437)	(545,898)
Death benefits	(8,796)	(36,010)	(845,337)	(1,142,987)	(28,615)
Units outstanding at end of year	4,421,673	6,467,803	60,620,207	121,352,204	9,081,545

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	245

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$(257,260)	$117,707	$277,347	$55,322	$(198,228)
Net realized gain (loss) on sales of investments	277,092	366,563	2,168,746	2,760,079	2,271,540
Distributions from capital gains	293,441	—	—	3,394,178	—
Net change in unrealized appreciation or depreciation of investments	1,304,782	(1,350,931)	(4,891,948)	1,129,361	437,028
Net increase (decrease) in net assets resulting from operations	1,618,055	(866,661)	(2,445,855)	7,338,940	2,510,340

Contract transactions
Contract purchase payments	5,990,684	170,433	445,843	568,861	459,037
Net transfers(1)	26,960,621	(176,930)	(342,900)	701,441	34,632
Transfers for policy loans	4,209	17,113	(557)	651	(918)
Adjustments to net assets allocated to contracts in payment period	108,556	(4,178)	(6,171)	26,957	(1,193)
Contract charges	(13,979)	(4,722)	(26,306)	(42,374)	(23,200)
Contract terminations:
Surrender benefits	(2,094,832)	(1,362,706)	(5,434,362)	(5,079,190)	(3,523,010)
Death benefits	(210,823)	(194,681)	(390,183)	(426,480)	(268,394)
Increase (decrease) from contract transactions	30,744,436	(1,555,671)	(5,754,636)	(4,250,134)	(3,323,046)
Net assets at beginning of year	15,719,648	14,796,919	41,629,590	52,077,512	30,406,131
Net assets at end of year	$48,082,139	$12,374,587	$33,429,099	$55,166,318	$29,593,425

Accumulation unit activity
Units outstanding at beginning of year	14,759,331	9,425,027	23,709,885	31,661,504	18,619,312
Contract purchase payments	5,033,981	110,375	255,238	314,616	276,191
Net transfers(1)	22,807,369	(119,797)	(224,437)	337,672	41,332
Transfers for policy loans	3,625	10,494	(189)	194	(591)
Contract charges	(11,863)	(3,073)	(15,398)	(24,118)	(13,948)
Contract terminations:
Surrender benefits	(1,781,947)	(887,777)	(3,166,082)	(3,008,948)	(2,119,116)
Death benefits	(169,047)	(128,160)	(229,825)	(239,349)	(164,362)
Units outstanding at end of year	40,641,449	8,407,089	20,329,192	29,041,571	16,638,818

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

246	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$352,217	$1,094,401	$913,986	$176,498	$(194,309)
Net realized gain (loss) on sales of investments	2,145,813	8,181,728	261,052	559,226	906,606
Distributions from capital gains	—	—	5,742,976	1,734,604	2,150,710
Net change in unrealized appreciation or depreciation of investments	3,286,331	16,710,955	(6,385,161)	(299,707)	(2,375,063)
Net increase (decrease) in net assets resulting from operations	5,784,361	25,987,084	532,853	2,170,621	487,944

Contract transactions
Contract purchase payments	384,282	5,885,189	8,557,633	402,339	324,967
Net transfers(1)	(1,628,056)	(225,148)	15,104,404	62,819	362,110
Transfers for policy loans	(10,393)	(25,590)	5,705	24,635	3,197
Adjustments to net assets allocated to contracts in payment period	(33,512)	(35,523)	224,898	(6,570)	—
Contract charges	(13,949)	(150,160)	(35,812)	(20,208)	(14,458)
Contract terminations:
Surrender benefits	(5,610,157)	(24,186,461)	(4,720,477)	(2,989,204)	(1,528,955)
Death benefits	(476,970)	(2,471,584)	(559,096)	(205,863)	(126,854)
Increase (decrease) from contract transactions	(7,388,755)	(21,209,277)	18,577,255	(2,732,052)	(979,993)
Net assets at beginning of year	51,195,554	230,552,247	47,699,273	26,439,874	20,433,506
Net assets at end of year	$49,591,160	$235,330,054	$66,809,381	$25,878,443	$19,941,457

Accumulation unit activity
Units outstanding at beginning of year	20,141,713	118,364,460	40,444,237	18,358,231	11,271,806
Contract purchase payments	143,306	3,129,200	7,291,967	265,803	184,817
Net transfers(1)	(609,809)	287,858	12,912,557	25,873	159,276
Transfers for policy loans	(3,758)	(11,069)	4,913	16,483	1,886
Contract charges	(5,271)	(72,729)	(30,347)	(13,567)	(8,237)
Contract terminations:
Surrender benefits	(2,104,357)	(11,334,803)	(3,999,068)	(2,010,706)	(870,953)
Death benefits	(180,631)	(1,232,518)	(477,167)	(138,160)	(72,372)
Units outstanding at end of year	17,381,193	109,130,399	56,147,092	16,503,957	10,666,223

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	247

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$(2,675,605)	$(235,150)	$(2,015,421)	$(12,023)	$(165,358)
Net realized gain (loss) on sales of investments	8,797,270	2	15,815	(24,237)	147,834
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	16,881,789	—	(15,816)	(329,793)	2,096,986
Net increase (decrease) in net assets resulting from operations	23,003,454	(235,148)	(2,015,422)	(366,053)	2,079,462

Contract transactions
Contract purchase payments	8,544,910	22,868,576	12,870,161	523,968	4,392,048
Net transfers(1)	25,868,605	(19,822,130)	(1,817,183)	657,385	12,795,098
Transfers for policy loans	155,186	(10,286)	349,811	187	(3,639)
Adjustments to net assets allocated to contracts in payment period	(142,533)	—	(1,672,644)	—	9,646
Contract charges	(169,398)	(2,374)	(188,836)	(292)	(7,751)
Contract terminations:
Surrender benefits	(25,189,785)	(809,748)	(55,898,072)	(89,856)	(1,087,981)
Death benefits	(4,540,449)	(671,412)	(3,556,530)	(3,815)	(39,500)
Increase (decrease) from contract transactions	4,526,536	1,552,626	(49,913,293)	1,087,577	16,057,921
Net assets at beginning of year	258,002,784	19,599,635	247,050,839	602,110	9,254,724
Net assets at end of year	$285,532,774	$20,917,113	$195,122,124	$1,323,634	$27,392,107

Accumulation unit activity
Units outstanding at beginning of year	143,158,842	20,345,307	218,622,489	649,733	7,634,364
Contract purchase payments	5,054,902	23,871,257	11,879,247	577,597	3,482,725
Net transfers(1)	15,120,476	(20,662,623)	(3,958,926)	721,103	10,006,696
Transfers for policy loans	87,540	(10,888)	302,406	197	(2,927)
Contract charges	(91,844)	(2,489)	(167,080)	(343)	(6,067)
Contract terminations:
Surrender benefits	(13,606,947)	(842,484)	(49,286,667)	(104,469)	(863,325)
Death benefits	(2,465,786)	(705,466)	(3,224,160)	(3,964)	(30,237)
Units outstanding at end of year	147,257,183	21,992,614	174,167,309	1,839,854	20,221,229

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

248	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(1,120)	$(42,928)	$(295,633)	$(7,010,978)	$280,437
Net realized gain (loss) on sales of investments	7,244	(108,669)	496,245	45,045,794	(45,206)
Distributions from capital gains	—	—	—	—	28,449
Net change in unrealized appreciation or depreciation of investments	111,516	4,045	1,838,624	27,258,388	(490,399)
Net increase (decrease) in net assets resulting from operations	117,640	(147,552)	2,039,236	65,293,204	(226,719)

Contract transactions
Contract purchase payments	1,059,968	377,081	7,350,313	8,663,113	824,967
Net transfers(1)	4,653,204	45,533	1,474,469	(23,991,325)	4,578,466
Transfers for policy loans	(204)	(14,959)	(2,840)	234,902	(624)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(751,949)	5,529
Contract charges	(1,563)	(3,218)	(5,490)	(583,526)	(2,756)
Contract terminations:
Surrender benefits	(185,751)	(418,442)	(521,800)	(88,335,250)	(340,159)
Death benefits	—	(23,479)	(325,994)	(8,084,889)	(52,226)
Increase (decrease) from contract transactions	5,525,654	(37,484)	7,968,658	(112,848,924)	5,013,197
Net assets at beginning of year	1,415,769	4,194,052	20,685,452	789,841,134	3,452,362
Net assets at end of year	$7,059,063	$4,009,016	$30,693,346	$742,285,414	$8,238,840

Accumulation unit activity
Units outstanding at beginning of year	1,485,713	4,424,704	13,336,815	390,027,389	3,819,949
Contract purchase payments	1,078,256	412,084	4,467,469	4,381,355	874,537
Net transfers(1)	4,738,595	29,037	882,647	(11,447,509)	4,794,433
Transfers for policy loans	(208)	(16,115)	(1,733)	102,766	(669)
Contract charges	(1,596)	(3,537)	(3,308)	(288,319)	(2,936)
Contract terminations:
Surrender benefits	(188,370)	(464,348)	(329,323)	(40,841,890)	(362,927)
Death benefits	—	(25,950)	(194,635)	(3,762,047)	(55,695)
Units outstanding at end of year	7,112,390	4,355,875	18,157,932	338,171,745	9,066,692

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	249

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$(144,636)	$(1,519,561)	$(104,359)	$(1,866,710)	$1,512,921
Net realized gain (loss) on sales of investments	10,219	7,241,809	(196,779)	(1,843,173)	8,046
Distributions from capital gains	47,560	648,925	393,958	8,415,388	—
Net change in unrealized appreciation or depreciation of investments	(573,886)	(12,377,759)	(123,402)	(3,673,557)	(1,045,047)
Net increase (decrease) in net assets resulting from operations	(660,743)	(6,006,586)	(30,582)	1,031,948	475,920

Contract transactions
Contract purchase payments	3,482,374	3,192,106	906,611	1,639,121	7,527,115
Net transfers(1)	537,672	(15,514,897)	(965,460)	(22,153,572)	882,913
Transfers for policy loans	1,900	95,563	(139)	49,585	1,454
Adjustments to net assets allocated to contracts in payment period	—	(237,634)	—	(192,477)	—
Contract charges	(4,161)	(222,349)	(1,026)	(227,758)	(3,866)
Contract terminations:
Surrender benefits	(474,829)	(21,840,487)	(290,352)	(25,127,921)	(731,299)
Death benefits	(208,748)	(1,564,133)	(118,330)	(3,313,027)	(255,033)
Increase (decrease) from contract transactions	3,334,208	(36,091,831)	(468,696)	(49,326,049)	7,421,284
Net assets at beginning of year	13,928,106	230,493,296	9,408,570	224,149,730	24,005,539
Net assets at end of year	$16,601,571	$188,394,879	$8,909,292	$175,855,629	$31,902,743

Accumulation unit activity
Units outstanding at beginning of year	12,709,604	108,813,537	9,143,212	135,911,930	17,928,413
Contract purchase payments	3,123,072	1,604,956	865,959	1,026,129	5,445,951
Net transfers(1)	480,661	(7,032,770)	(911,982)	(13,520,906)	607,588
Transfers for policy loans	1,735	47,788	(115)	27,814	1,060
Contract charges	(3,791)	(100,992)	(975)	(136,680)	(2,804)
Contract terminations:
Surrender benefits	(428,661)	(9,998,179)	(274,638)	(14,454,432)	(534,133)
Death benefits	(193,372)	(765,067)	(113,163)	(2,037,309)	(186,642)
Units outstanding at end of year	15,689,248	92,569,273	8,708,298	106,816,546	23,259,433

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

250	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$21,224,730	$(1,003,855)	$(1,544,160)	$326,315	$10,062,089
Net realized gain (loss) on sales of investments	4,825,704	(1,016,507)	(2,624,059)	(546,457)	(4,310,607)
Distributions from capital gains	—	—	—	113,234	2,836,794
Net change in unrealized appreciation or depreciation of investments	(14,824,350)	4,862,552	9,313,071	1,031,349	18,162,364
Net increase (decrease) in net assets resulting from operations	11,226,084	2,842,190	5,144,852	924,441	26,750,640

Contract transactions
Contract purchase payments	3,508,455	3,885,545	1,108,803	3,385,796	5,773,699
Net transfers(1)	1,060,020	(3,087,501)	(9,168,142)	(3,468,939)	(56,478,093)
Transfers for policy loans	44,083	(2,200)	(12,716)	(17,144)	126,461
Adjustments to net assets allocated to contracts in payment period	(502,411)	(20,566)	(94,451)	—	(667,179)
Contract charges	(234,521)	(100,668)	(216,705)	(3,021)	(701,959)
Contract terminations:
Surrender benefits	(49,993,150)	(9,261,603)	(18,476,313)	(634,469)	(75,275,301)
Death benefits	(6,514,501)	(1,334,744)	(3,216,001)	(808,828)	(10,727,526)
Increase (decrease) from contract transactions	(52,632,025)	(9,921,737)	(30,075,525)	(1,546,605)	(137,949,898)
Net assets at beginning of year	415,832,402	106,063,575	181,631,906	23,593,124	663,230,651
Net assets at end of year	$374,426,461	$98,984,028	$156,701,233	$22,970,960	$552,031,393

Accumulation unit activity
Units outstanding at beginning of year	191,727,803	92,120,916	100,497,355	21,534,125	406,205,161
Contract purchase payments	1,652,192	2,949,361	603,516	3,010,621	3,550,351
Net transfers(1)	613,947	(2,463,770)	(5,018,580)	(3,101,041)	(34,938,150)
Transfers for policy loans	17,625	(1,166)	(6,474)	(14,914)	75,673
Contract charges	(106,070)	(91,447)	(117,010)	(2,684)	(425,292)
Contract terminations:
Surrender benefits	(22,140,429)	(8,256,473)	(9,912,674)	(562,932)	(44,267,115)
Death benefits	(2,913,800)	(1,047,922)	(1,725,600)	(714,701)	(6,426,101)
Units outstanding at end of year	168,851,268	83,209,499	84,320,533	20,148,474	323,774,527

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	251

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(388,791)	$(101,058)	$(1,161,748)	$(1,653,145)	$(62,081)
Net realized gain (loss) on sales of investments	(714,735)	255,023	6,957,274	11,976,928	97,541
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,698,125)	1,019,439	10,868,473	10,847,060	724,026
Net increase (decrease) in net assets resulting from operations	(2,801,651)	1,173,404	16,663,999	21,170,843	759,486

Contract transactions
Contract purchase payments	2,154,770	2,267,518	1,723,600	14,911,816	2,599,358
Net transfers(1)	(2,644,841)	631,746	(3,527,889)	12,378,265	1,667,553
Transfers for policy loans	10,976	(18,370)	36,837	(21,236)	(19,163)
Adjustments to net assets allocated to contracts in payment period	(24,260)	—	124,484	(81,877)	—
Contract charges	(27,602)	(2,155)	(126,727)	(108,914)	(993)
Contract terminations:
Surrender benefits	(4,449,784)	(236,166)	(14,609,888)	(22,783,087)	(137,550)
Death benefits	(339,315)	(8,611)	(2,035,644)	(1,689,800)	(56,240)
Increase (decrease) from contract transactions	(5,320,056)	2,633,962	(18,415,227)	2,605,167	4,052,965
Net assets at beginning of year	47,631,885	7,442,788	140,705,400	174,723,889	3,547,386
Net assets at end of year	$39,510,178	$11,250,154	$138,954,172	$198,499,899	$8,359,837

Accumulation unit activity
Units outstanding at beginning of year	39,381,409	4,257,871	138,336,244	120,287,167	1,930,672
Contract purchase payments	1,845,915	1,254,294	1,580,438	9,398,173	1,313,721
Net transfers(1)	(2,328,329)	343,160	(3,667,154)	7,665,149	839,989
Transfers for policy loans	9,619	(13,732)	36,302	(14,004)	(9,140)
Contract charges	(24,027)	(1,194)	(119,255)	(71,911)	(514)
Contract terminations:
Surrender benefits	(3,935,426)	(132,975)	(13,986,781)	(15,234,927)	(70,191)
Death benefits	(292,643)	(4,568)	(1,939,752)	(1,168,807)	(30,462)
Units outstanding at end of year	34,656,518	5,702,856	120,240,042	120,860,840	3,974,075

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

252	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(4,012,236)	$28,480	$(942,958)	$(4,496,097)	$(38,731,147)
Net realized gain (loss) on sales of investments	23,050,941	(57,747)	865,417	1,098,199	2,592,448
Distributions from capital gains	—	179,797	—	—	—
Net change in unrealized appreciation or depreciation of investments	34,287,698	(332,227)	2,876,317	18,285,777	200,395,356
Net increase (decrease) in net assets resulting from operations	53,326,403	(181,697)	2,798,776	14,887,879	164,256,657

Contract transactions
Contract purchase payments	4,132,738	3,595,267	36,922,244	194,698,674	1,187,928,760
Net transfers(1)	(23,470,076)	3,753,858	29,544,471	178,906,577	2,485,649,851
Transfers for policy loans	356,841	212	—	—	(3,776)
Adjustments to net assets allocated to contracts in payment period	(985,555)	—	—	(28,986)	501,139
Contract charges	(612,529)	(1,804)	(991,857)	(3,827,434)	(33,787,625)
Contract terminations:
Surrender benefits	(40,258,681)	(648,750)	(1,938,084)	(7,012,955)	(82,228,231)
Death benefits	(4,585,952)	(204,474)	—	(1,902,814)	(9,681,413)
Increase (decrease) from contract transactions	(65,423,214)	6,494,309	63,536,774	360,833,062	3,548,378,705
Net assets at beginning of year	424,609,362	9,031,885	55,924,802	235,447,965	1,843,696,879
Net assets at end of year	$412,512,551	$15,344,497	$122,260,352	$611,168,906	$5,556,332,241

Accumulation unit activity
Units outstanding at beginning of year	292,545,714	8,464,828	55,507,059	226,701,779	1,697,066,882
Contract purchase payments	2,684,210	3,369,604	35,867,897	182,969,560	1,047,193,181
Net transfers(1)	(18,314,255)	3,695,510	28,892,334	171,290,184	2,302,539,121
Transfers for policy loans	198,499	196	—	—	(3,277)
Contract charges	(424,352)	(1,694)	(960,391)	(3,596,043)	(30,476,861)
Contract terminations:
Surrender benefits	(26,757,351)	(616,557)	(1,887,900)	(6,643,554)	(75,394,453)
Death benefits	(3,085,759)	(190,539)	—	(1,798,233)	(8,754,406)
Units outstanding at end of year	246,846,706	14,721,348	117,418,999	568,923,693	4,932,170,187

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	253

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(76,380,249)	$(41,802)	$(912,232)	$(120,441)	$(897,198)
Net realized gain (loss) on sales of investments	20,553,502	102,753	6,273,993	344,839	5,560,701
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	337,548,048	157,026	121,555	823,648	5,889,920
Net increase (decrease) in net assets resulting from operations	281,721,301	217,977	5,483,316	1,048,046	10,553,423

Contract transactions
Contract purchase payments	1,662,668,150	1,131,101	1,181,897	3,483,684	1,218,117
Net transfers(1)	1,653,401,023	127,062	(4,047,849)	1,012,176	(1,014,138)
Transfers for policy loans	(45,820)	353	78,310	128	(8,586)
Adjustments to net assets allocated to contracts in payment period	(342,320)	—	(139,664)	—	(29,568)
Contract charges	(77,492,321)	(1,060)	(75,226)	(1,580)	(69,056)
Contract terminations:
Surrender benefits	(98,511,160)	(81,579)	(10,376,021)	(222,247)	(10,265,868)
Death benefits	(22,051,966)	(40,798)	(1,052,480)	(105,677)	(863,311)
Increase (decrease) from contract transactions	3,117,625,586	1,135,079	(14,431,033)	4,166,484	(11,032,410)
Net assets at beginning of year	5,553,983,256	2,879,125	97,729,965	8,013,270	99,999,121
Net assets at end of year	$8,953,330,143	$4,232,181	$88,782,248	$13,227,800	$99,520,134

Accumulation unit activity
Units outstanding at beginning of year	4,889,836,053	1,908,291	58,643,616	4,519,898	54,650,734
Contract purchase payments	1,443,376,552	734,232	713,361	1,823,354	657,344
Net transfers(1)	1,533,338,985	94,155	(2,298,951)	522,510	(557,547)
Transfers for policy loans	(38,081)	230	50,983	65	(5,057)
Contract charges	(67,142,326)	(687)	(44,771)	(817)	(35,931)
Contract terminations:
Surrender benefits	(87,634,603)	(53,585)	(6,109,415)	(121,362)	(5,200,129)
Death benefits	(19,155,048)	(26,385)	(621,800)	(56,859)	(436,913)
Units outstanding at end of year	7,692,581,532	2,656,251	50,333,023	6,686,789	49,072,501

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

254	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$33,925	$718,080	$(87,886)	$(443,117)	$(61,734)
Net realized gain (loss) on sales of investments	74,405	3,371,944	167,007	2,492,601	146,427
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(767,905)	(13,574,774)	642,640	2,933,882	188,541
Net increase (decrease) in net assets resulting from operations	(659,575)	(9,484,750)	721,761	4,983,366	273,234

Contract transactions
Contract purchase payments	1,572,632	1,242,366	2,497,915	592,186	1,408,910
Net transfers(1)	(146,807)	(3,821,711)	1,926,251	6,272,601	575,298
Transfers for policy loans	1,060	70,803	—	(968)	81
Adjustments to net assets allocated to contracts in payment period	—	(76,210)	—	(4,576)	—
Contract charges	(666)	(66,728)	(944)	(29,243)	(596)
Contract terminations:
Surrender benefits	(152,474)	(9,884,686)	(139,508)	(5,172,255)	(114,568)
Death benefits	(124,175)	(939,998)	(34,224)	(341,026)	(22,523)
Increase (decrease) from contract transactions	1,149,570	(13,476,164)	4,249,490	1,316,719	1,846,602
Net assets at beginning of year	5,908,860	105,664,438	4,921,680	47,016,618	4,246,496
Net assets at end of year	$6,398,855	$82,703,524	$9,892,931	$53,316,703	$6,366,332

Accumulation unit activity
Units outstanding at beginning of year	4,106,228	71,769,568	2,671,173	26,236,952	2,170,815
Contract purchase payments	1,153,441	889,808	1,292,370	321,213	717,271
Net transfers(1)	(132,943)	(2,944,667)	1,004,346	3,381,950	293,145
Transfers for policy loans	770	47,326	—	(474)	42
Contract charges	(489)	(48,222)	(483)	(15,644)	(306)
Contract terminations:
Surrender benefits	(109,429)	(7,151,181)	(73,864)	(2,730,536)	(58,191)
Death benefits	(91,184)	(682,381)	(17,222)	(185,465)	(11,390)
Units outstanding at end of year	4,926,394	61,880,251	4,876,320	27,007,996	3,111,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	255

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(547,876)	$313,573	$(138,639)	$28,543	$1,166,448
Net realized gain (loss) on sales of investments	4,278,562	(37,900)	389,418	1,401	425,153
Distributions from capital gains	—	173,530	—	—	—
Net change in unrealized appreciation or depreciation of investments	(744,362)	(115,016)	31,481	210,584	4,859,851
Net increase (decrease) in net assets resulting from operations	2,986,324	334,187	282,260	240,528	6,451,452

Contract transactions
Contract purchase payments	757,015	2,978,053	2,576,240	2,040,461	2,614,468
Net transfers(1)	359,278	(1,523,170)	85,128	(547,885)	(9,754,076)
Transfers for policy loans	15,661	419	683	—	60,230
Adjustments to net assets allocated to contracts in payment period	(46,428)	—	(745)	—	(93,148)
Contract charges	(46,005)	(2,358)	(2,402)	(521)	(92,628)
Contract terminations:
Surrender benefits	(7,852,247)	(397,080)	(249,874)	(207,267)	(18,451,148)
Death benefits	(443,305)	(344,325)	(99,863)	(60,209)	(3,408,518)
Increase (decrease) from contract transactions	(7,256,031)	711,539	2,309,167	1,224,579	(29,124,820)
Net assets at beginning of year	66,588,601	16,305,126	11,335,008	5,240,047	148,738,366
Net assets at end of year	$62,318,894	$17,350,852	$13,926,435	$6,705,154	$126,064,998

Accumulation unit activity
Units outstanding at beginning of year	26,163,415	15,725,363	5,948,311	5,382,068	118,638,548
Contract purchase payments	304,160	2,771,798	1,398,744	2,036,973	2,143,281
Net transfers(1)	182,853	(1,435,775)	36,184	(555,368)	(8,134,352)
Transfers for policy loans	5,463	394	369	—	47,801
Contract charges	(18,130)	(2,214)	(1,289)	(524)	(71,549)
Contract terminations:
Surrender benefits	(2,965,951)	(372,645)	(134,393)	(208,272)	(14,185,116)
Death benefits	(180,757)	(324,748)	(54,186)	(60,857)	(2,609,101)
Units outstanding at end of year	23,491,053	16,362,173	7,193,740	6,594,020	95,829,512

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

256	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(433,360)	$167,967	$75,358	$6,654,592	$(992,743)
Net realized gain (loss) on sales of investments	(5,331,769)	95,929	119,970	424,071	17,186,891
Distributions from capital gains	—	156,850	—	—	10,271,743
Net change in unrealized appreciation or depreciation of investments	(2,083,684)	109,400	(483,393)	(7,631,268)	24,775,239
Net increase (decrease) in net assets resulting from operations	(7,848,813)	530,146	(288,065)	(552,605)	51,241,130

Contract transactions
Contract purchase payments	969,453	1,660,110	176,643	3,293,857	16,246,198
Net transfers(1)	(3,979,208)	4,152,081	(2,307)	(45,100,272)	(4,731,783)
Transfers for policy loans	15,830	13,348	(2,193)	(73,052)	54,171
Adjustments to net assets allocated to contracts in payment period	(15,134)	(125,108)	—	(54,044)	(269,949)
Contract charges	(29,803)	(16,066)	(4,041)	(211,447)	(285,196)
Contract terminations:
Surrender benefits	(5,305,292)	(2,170,973)	(366,392)	(39,717,331)	(50,590,725)
Death benefits	(325,504)	(158,391)	(78,884)	(3,583,192)	(4,417,913)
Increase (decrease) from contract transactions	(8,669,658)	3,355,001	(277,174)	(85,445,481)	(43,995,197)
Net assets at beginning of year	52,642,792	24,843,922	7,697,663	333,885,716	509,204,692
Net assets at end of year	$36,124,321	$28,729,069	$7,132,424	$247,887,630	$516,450,625

Accumulation unit activity
Units outstanding at beginning of year	68,432,931	24,745,914	6,172,715	259,325,580	326,303,227
Contract purchase payments	1,259,266	1,618,142	142,858	2,552,643	9,930,369
Net transfers(1)	(5,230,430)	4,031,057	(3,956)	(34,954,382)	(3,014,929)
Transfers for policy loans	21,354	12,921	(1,789)	(55,302)	31,861
Contract charges	(38,645)	(15,627)	(3,257)	(163,779)	(175,445)
Contract terminations:
Surrender benefits	(6,967,959)	(2,104,276)	(295,329)	(30,657,095)	(31,346,369)
Death benefits	(419,150)	(154,296)	(65,986)	(2,795,683)	(2,709,346)
Units outstanding at end of year	57,057,367	28,133,835	5,945,256	193,251,982	299,019,368

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	257

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$437,592	$878,794	$(797,756)	$(4,698,369)	$59,357
Net realized gain (loss) on sales of investments	2,885,799	9,401,862	6,014,419	19,617,213	286,679
Distributions from capital gains	15,345	39,810	2,746,521	12,954,514	5,038
Net change in unrealized appreciation or depreciation of investments	1,716,111	2,427,674	(2,056,379)	(1,607,463)	(2,081,839)
Net increase (decrease) in net assets resulting from operations	5,054,847	12,748,140	5,906,805	26,265,895	(1,730,765)

Contract transactions
Contract purchase payments	544,953	1,267,937	1,045,192	12,987,146	203,105
Net transfers(1)	(1,611,639)	(4,618,677)	(5,372,407)	(25,601,790)	(483,194)
Transfers for policy loans	47,440	26,054	23,933	32,956	704
Adjustments to net assets allocated to contracts in payment period	(24,087)	(90,313)	(106,311)	(81,981)	(9,724)
Contract charges	(21,606)	(108,342)	(39,812)	(439,960)	(6,565)
Contract terminations:
Surrender benefits	(7,183,696)	(20,064,061)	(13,008,653)	(61,576,869)	(2,306,762)
Death benefits	(666,733)	(1,619,514)	(953,102)	(4,792,646)	(175,097)
Increase (decrease) from contract transactions	(8,915,368)	(25,206,916)	(18,411,160)	(79,473,144)	(2,777,533)
Net assets at beginning of year	59,592,311	152,276,206	124,273,289	573,384,237	20,736,904
Net assets at end of year	$55,731,790	$139,817,430	$111,768,934	$520,176,988	$16,228,606

Accumulation unit activity
Units outstanding at beginning of year	36,071,239	84,335,795	23,721,545	203,704,236	13,349,596
Contract purchase payments	320,315	680,481	197,896	5,421,898	136,143
Net transfers(1)	(966,431)	(2,490,599)	(1,020,839)	(8,276,268)	(332,619)
Transfers for policy loans	27,294	13,504	4,486	12,080	57
Contract charges	(12,643)	(58,290)	(7,556)	(152,261)	(4,440)
Contract terminations:
Surrender benefits	(4,232,864)	(10,788,607)	(2,472,337)	(20,620,931)	(1,566,941)
Death benefits	(397,953)	(874,998)	(181,786)	(1,706,492)	(118,125)
Units outstanding at end of year	30,808,957	70,817,286	20,241,409	178,382,262	11,463,671

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

258	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$134,636	$938,356	$(638,560)	$1,529,245	$1,592,142
Net realized gain (loss) on sales of investments	1,955,238	(14,940)	(5,682,649)	33,141	5,784,776
Distributions from capital gains	22,586	469,383	—	—	770,154
Net change in unrealized appreciation or depreciation of investments	(10,173,997)	(1,338,588)	25,909,659	(1,566,010)	815,079
Net increase (decrease) in net assets resulting from operations	(8,061,537)	54,211	19,588,450	(3,624)	8,962,151

Contract transactions
Contract purchase payments	1,131,465	4,766,091	2,158,270	8,066,476	3,762,517
Net transfers(1)	(115,742)	24,651,710	(2,105,450)	37,438,233	(5,799,145)
Transfers for policy loans	(2,173)	(368)	78,541	3,000	12,557
Adjustments to net assets allocated to contracts in payment period	44,700	152,782	(50,921)	—	(102,456)
Contract charges	(59,749)	(8,739)	(106,835)	(21,200)	(85,388)
Contract terminations:
Surrender benefits	(10,080,728)	(1,759,056)	(16,607,223)	(2,326,521)	(15,223,088)
Death benefits	(853,320)	(146,413)	(1,707,913)	(292,513)	(1,695,998)
Increase (decrease) from contract transactions	(9,935,547)	27,656,007	(18,341,531)	42,867,475	(19,131,001)
Net assets at beginning of year	93,108,778	12,848,111	148,569,200	17,726,376	153,401,060
Net assets at end of year	$75,111,694	$40,558,329	$149,816,119	$60,590,227	$143,232,210

Accumulation unit activity
Units outstanding at beginning of year	53,666,743	13,064,120	78,865,022	16,562,668	89,717,357
Contract purchase payments	714,666	4,705,036	1,223,201	7,163,785	2,276,476
Net transfers(1)	29,510	24,258,815	(782,408)	33,283,998	(3,250,447)
Transfers for policy loans	582	(376)	26,455	2,661	7,050
Contract charges	(35,824)	(8,620)	(51,122)	(18,748)	(47,851)
Contract terminations:
Surrender benefits	(5,980,664)	(1,735,893)	(7,563,518)	(2,063,413)	(8,325,343)
Death benefits	(499,227)	(143,771)	(747,383)	(257,297)	(934,923)
Units outstanding at end of year	47,895,786	40,139,311	70,970,247	54,673,654	79,442,319

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	259

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(441,599)	$1,016,992	$249,259	$8,820	$(8,569)
Net realized gain (loss) on sales of investments	10,445,996	(14,913)	12,730,624	(493)	327,830
Distributions from capital gains	12,313,309	—	39,246,230	189	1,061,769
Net change in unrealized appreciation or depreciation of investments	(23,119,316)	(944,711)	(22,997,036)	(28,038)	(950,419)
Net increase (decrease) in net assets resulting from operations	(801,610)	57,368	29,229,077	(19,522)	430,611

Contract transactions
Contract purchase payments	5,411,868	3,195,963	1,954,019	226,317	68,618
Net transfers(1)	(7,392,577)	14,558,355	(15,702,642)	845,384	(507,957)
Transfers for policy loans	7,451	5,198	42,449	—	(10,078)
Adjustments to net assets allocated to contracts in payment period	(216,731)	—	(135,324)	—	(3,972)
Contract charges	(94,308)	(10,179)	(226,242)	(76)	(3,035)
Contract terminations:
Surrender benefits	(18,129,030)	(1,824,137)	(29,510,834)	(5,629)	(772,454)
Death benefits	(1,541,414)	(292,802)	(2,415,033)	—	(80,462)
Increase (decrease) from contract transactions	(21,954,741)	15,632,398	(45,993,607)	1,065,996	(1,309,340)
Net assets at beginning of year	176,995,729	18,599,845	257,444,463	—	8,413,282
Net assets at end of year	$154,239,378	$34,289,611	$240,679,933	$1,046,474	$7,534,553

Accumulation unit activity
Units outstanding at beginning of year	58,978,042	18,986,662	66,581,225	—	3,223,207
Contract purchase payments	2,266,373	3,217,204	504,923	227,287	26,318
Net transfers(1)	(2,487,427)	14,638,190	(3,910,702)	859,236	(196,939)
Transfers for policy loans	(3,517)	5,118	9,748	—	(3,717)
Contract charges	(31,109)	(10,219)	(55,940)	(77)	(1,168)
Contract terminations:
Surrender benefits	(5,663,266)	(1,836,405)	(7,197,855)	(5,004)	(296,700)
Death benefits	(461,848)	(294,747)	(590,495)	—	(30,295)
Units outstanding at end of year	52,597,248	34,705,803	55,340,904	1,081,442	2,720,706

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

260	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$751,831	$(121,235)	$(645,418)	$(295,478)	$346,963
Net realized gain (loss) on sales of investments	9,641,856	730,773	7,302,344	(10,049)	17,173,136
Distributions from capital gains	6,573,338	—	—	1,756,541	—
Net change in unrealized appreciation or depreciation of investments	4,757,727	484,315	(1,719,416)	(284,352)	(617,407)
Net increase (decrease) in net assets resulting from operations	21,724,752	1,093,853	4,937,510	1,166,662	16,902,692

Contract transactions
Contract purchase payments	1,281,860	175,810	418,340	3,252,277	1,888,437
Net transfers(1)	(10,423,004)	(312,875)	(17,230,860)	10,094,966	(26,834,589)
Transfers for policy loans	23,482	17,927	(42)	(4,235)	332
Adjustments to net assets allocated to contracts in payment period	(60,501)	(8,138)	(1,456)	15,761	(22,082)
Contract charges	(268,069)	(8,263)	(242,682)	(12,045)	(425,503)
Contract terminations:
Surrender benefits	(14,545,829)	(1,629,145)	(6,660,208)	(2,012,019)	(21,587,594)
Death benefits	(1,324,456)	(197,610)	(551,372)	(143,968)	(1,945,576)
Increase (decrease) from contract transactions	(25,316,517)	(1,962,294)	(24,268,280)	11,190,737	(48,926,575)
Net assets at beginning of year	157,109,824	15,863,232	87,848,513	21,763,371	236,246,838
Net assets at end of year	$153,518,059	$14,994,791	$68,517,743	$34,120,770	$204,222,955

Accumulation unit activity
Units outstanding at beginning of year	102,617,752	11,731,155	65,490,918	22,154,963	129,042,560
Contract purchase payments	791,071	127,732	305,784	3,193,226	1,024,296
Net transfers(1)	(6,440,981)	(220,703)	(12,708,624)	9,965,738	(13,883,622)
Transfers for policy loans	15,009	12,723	(305)	(4,436)	(2,435)
Contract charges	(164,551)	(6,006)	(177,475)	(11,825)	(220,645)
Contract terminations:
Surrender benefits	(8,966,958)	(1,188,925)	(4,877,737)	(1,973,458)	(11,371,856)
Death benefits	(834,486)	(143,784)	(401,215)	(142,771)	(1,039,165)
Units outstanding at end of year	87,016,856	10,312,192	47,631,346	33,181,437	103,549,133

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	261

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(428,059)	$232,344	$74,657	$(458,910)	$513,263
Net realized gain (loss) on sales of investments	6,063,919	1,054,722	617,568	1,916,557	2,800,832
Distributions from capital gains	487,809	—	—	2,023,102	—
Net change in unrealized appreciation or depreciation of investments	727,194	1,685,327	956,710	4,942,235	(4,120,409)
Net increase (decrease) in net assets resulting from operations	6,850,863	2,972,393	1,648,935	8,422,984	(806,314)

Contract transactions
Contract purchase payments	984,578	342,920	200,650	669,318	1,259,845
Net transfers(1)	(2,055,855)	3,532,427	245,886	9,200,389	9,118,806
Transfers for policy loans	162,167	(6,387)	1,792	6,490	13,598
Adjustments to net assets allocated to contracts in payment period	(170,311)	(1,822)	(24)	(23,614)	(13,525)
Contract charges	(75,269)	(19,057)	(9,507)	(31,990)	(91,483)
Contract terminations:
Surrender benefits	(9,301,435)	(3,317,620)	(1,065,913)	(4,420,532)	(9,534,832)
Death benefits	(1,294,851)	(302,725)	(125,548)	(349,142)	(821,799)
Increase (decrease) from contract transactions	(11,750,976)	227,736	(752,664)	5,050,919	(69,390)
Net assets at beginning of year	104,750,491	24,786,196	14,895,841	44,304,942	100,859,235
Net assets at end of year	$99,850,378	$27,986,325	$15,792,112	$57,778,845	$99,983,531

Accumulation unit activity
Units outstanding at beginning of year	36,480,015	17,642,841	10,724,250	24,134,764	60,998,812
Contract purchase payments	333,521	235,143	138,173	335,683	766,037
Net transfers(1)	(697,859)	2,414,833	161,748	4,557,566	5,469,235
Transfers for policy loans	55,843	(4,141)	1,232	2,709	7,873
Contract charges	(25,523)	(12,968)	(6,520)	(16,141)	(55,979)
Contract terminations:
Surrender benefits	(3,151,595)	(2,261,295)	(732,530)	(2,243,240)	(5,655,076)
Death benefits	(437,247)	(205,779)	(83,622)	(178,633)	(503,502)
Units outstanding at end of year	32,557,155	17,808,634	10,202,731	26,592,708	61,027,400

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

262	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Operations
Investment income (loss) — net	$(141,820)	$(210,324)	$(220,235)	$(214,515)	$(117,204)
Net realized gain (loss) on sales of investments	751,362	1,244,405	2,176,941	(712,803)	970,963
Distributions from capital gains	—	—	2,100,586	5,569,459	1,048,426
Net change in unrealized appreciation or depreciation of investments	555,482	472,113	(1,598,787)	(7,290,345)	(312,971)
Net increase (decrease) in net assets resulting from operations	1,165,024	1,506,194	2,458,505	(2,648,204)	1,589,214

Contract transactions
Contract purchase payments	169,987	279,214	309,726	6,480,354	175,022
Net transfers(1)	(527,210)	(638,209)	(1,269,340)	17,106,109	(512,557)
Transfers for policy loans	29,128	4,212	10,080	4,681	9,745
Adjustments to net assets allocated to contracts in payment period	(7,111)	(7,062)	(135)	287,561	9,677
Contract charges	(8,557)	(15,797)	(44,322)	(22,705)	(8,364)
Contract terminations:
Surrender benefits	(1,724,433)	(2,907,353)	(3,594,246)	(3,670,100)	(1,842,050)
Death benefits	(214,778)	(139,032)	(102,950)	(198,208)	(31,037)
Increase (decrease) from contract transactions	(2,282,974)	(3,424,027)	(4,691,187)	19,987,692	(2,199,564)
Net assets at beginning of year	17,575,044	24,896,499	27,715,817	27,766,379	15,665,106
Net assets at end of year	$16,457,094	$22,978,666	$25,483,135	$45,105,867	$15,054,756

Accumulation unit activity
Units outstanding at beginning of year	13,176,088	18,796,637	24,112,892	23,002,354	14,693,061
Contract purchase payments	124,618	207,293	252,089	5,550,137	158,418
Net transfers(1)	(382,948)	(481,541)	(1,143,323)	14,450,692	(475,806)
Transfers for policy loans	21,547	3,234	8,445	4,024	8,666
Contract charges	(6,299)	(11,700)	(37,066)	(19,394)	(7,537)
Contract terminations:
Surrender benefits	(1,265,806)	(2,156,379)	(3,009,306)	(3,134,519)	(1,673,334)
Death benefits	(154,595)	(101,678)	(87,477)	(168,989)	(28,642)
Units outstanding at end of year	11,512,605	16,255,866	20,096,254	39,684,305	12,674,826

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	263

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$317,233	$204,254	$(156,423)	$(373,957)	$1,073,468
Net realized gain (loss) on sales of investments	12,416	117,765	1,267,249	4,531,475	652,566
Distributions from capital gains	—	222,336	1,165,352	3,928,934	5,053,623
Net change in unrealized appreciation or depreciation of investments	14,330	(306,776)	(803,053)	(2,301,015)	(12,994,467)
Net increase (decrease) in net assets resulting from operations	343,979	237,579	1,473,125	5,785,437	(6,214,810)

Contract transactions
Contract purchase payments	1,725,853	605,471	201,021	837,160	558,677
Net transfers(1)	10,637,135	2,844,314	(271,608)	(6,823,163)	(4,385,305)
Transfers for policy loans	415	—	4,258	(7,376)	40,606
Adjustments to net assets allocated to contracts in payment period	38,697	(13,826)	(115,887)	(1,499)	(42,328)
Contract charges	(5,051)	(9,170)	(9,776)	(97,085)	(26,541)
Contract terminations:
Surrender benefits	(729,067)	(1,815,849)	(2,405,175)	(5,926,769)	(7,553,290)
Death benefits	(71,961)	(163,297)	(81,148)	(420,446)	(389,462)
Increase (decrease) from contract transactions	11,596,021	1,447,643	(2,678,315)	(12,439,178)	(11,797,643)
Net assets at beginning of year	6,997,533	9,385,487	19,917,928	59,209,058	58,266,647
Net assets at end of year	$18,937,533	$11,070,709	$18,712,738	$52,555,317	$40,254,194

Accumulation unit activity
Units outstanding at beginning of year	7,093,974	7,765,476	24,492,532	43,429,878	37,894,826
Contract purchase payments	1,707,031	506,361	244,416	596,903	369,102
Net transfers(1)	10,504,055	2,375,100	(316,616)	(4,909,084)	(2,944,067)
Transfers for policy loans	409	—	6,581	(5,185)	26,645
Contract charges	(4,978)	(7,614)	(11,524)	(69,459)	(17,516)
Contract terminations:
Surrender benefits	(719,411)	(1,500,218)	(2,986,491)	(4,231,179)	(5,057,918)
Death benefits	(70,903)	(136,468)	(100,498)	(297,997)	(261,747)
Units outstanding at end of year	18,510,177	9,002,637	21,328,400	34,513,877	30,009,325

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

264	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(40,455)	$(449,286)	$2,754,094	$(122,401)	$(451,617)
Net realized gain (loss) on sales of investments	96,272	2,978,661	8,209,762	1,685,703	1,276,840
Distributions from capital gains	928,576	10,852,462	10,119,153	—	6,719,416
Net change in unrealized appreciation or depreciation of investments	(670,375)	(18,505,737)	7,652,431	6,083,934	(7,291,699)
Net increase (decrease) in net assets resulting from operations	314,018	(5,123,900)	28,735,440	7,647,236	252,940

Contract transactions
Contract purchase payments	1,268,465	529,821	9,947,456	854,123	1,930,111
Net transfers(1)	10,831,461	(8,199,322)	5,562,705	(1,928,781)	(1,393,961)
Transfers for policy loans	(9,528)	(7,058)	61,987	4,601	10,242
Adjustments to net assets allocated to contracts in payment period	—	(13,325)	59,792	(97,903)	52,468
Contract charges	(7,407)	(34,441)	(156,733)	(47,690)	(28,831)
Contract terminations:
Surrender benefits	(883,624)	(7,531,663)	(25,148,440)	(6,527,666)	(5,214,156)
Death benefits	(564,697)	(313,735)	(2,687,989)	(461,975)	(362,915)
Increase (decrease) from contract transactions	10,634,670	(15,569,723)	(12,361,222)	(8,205,291)	(5,007,042)
Net assets at beginning of year	5,819,949	64,507,702	257,426,087	63,190,597	49,578,317
Net assets at end of year	$16,768,637	$43,814,079	$273,800,305	$62,632,542	$44,824,215

Accumulation unit activity
Units outstanding at beginning of year	5,186,682	32,602,226	99,559,412	51,114,933	27,536,608
Contract purchase payments	1,123,393	283,047	3,939,759	645,879	1,102,806
Net transfers(1)	9,678,665	(4,497,056)	2,427,185	(1,479,521)	(839,010)
Transfers for policy loans	(8,325)	(3,268)	19,154	3,348	5,257
Contract charges	(6,511)	(18,685)	(55,593)	(35,895)	(16,150)
Contract terminations:
Surrender benefits	(777,536)	(4,084,013)	(8,629,241)	(4,950,671)	(2,939,600)
Death benefits	(490,683)	(170,607)	(1,020,405)	(352,731)	(205,280)
Units outstanding at end of year	14,705,685	24,111,644	96,240,271	44,945,342	24,644,631

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	265

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$(3,194)	$(108,645)	$(68,627)	$26,096	$(65,692)
Net realized gain (loss) on sales of investments	(1,487)	315,553	223,869	173,328	3,440,645
Distributions from capital gains	—	—	—	241,936	5,238,962
Net change in unrealized appreciation or depreciation of investments	(1,360)	(1,015,884)	526,232	103,979	(7,261,698)
Net increase (decrease) in net assets resulting from operations	(6,041)	(808,976)	681,474	545,339	1,352,217

Contract transactions
Contract purchase payments	188,271	225,939	603,346	109,219	3,943,699
Net transfers(1)	915,334	89,111	807,626	81,400	(112,220)
Transfers for policy loans	—	1,684	(3,824)	4,752	27,937
Adjustments to net assets allocated to contracts in payment period	—	(4,245)	—	—	(44,079)
Contract charges	(321)	(27,120)	(3,900)	(2,827)	(61,713)
Contract terminations:
Surrender benefits	(5,837)	(1,706,409)	(279,200)	(352,366)	(9,155,598)
Death benefits	—	(79,075)	(19,921)	(8,087)	(1,080,254)
Increase (decrease) from contract transactions	1,097,447	(1,500,115)	1,104,127	(167,909)	(6,482,228)
Net assets at beginning of year	—	20,121,038	6,421,663	5,648,190	114,932,532
Net assets at end of year	$1,091,406	$17,811,947	$8,207,264	$6,025,620	$109,802,521

Accumulation unit activity
Units outstanding at beginning of year	—	17,638,596	3,900,511	4,348,727	60,949,979
Contract purchase payments	190,130	197,661	358,859	80,636	2,236,835
Net transfers(1)	921,224	80,096	525,452	62,379	102,122
Transfers for policy loans	—	1,473	(2,304)	3,451	14,440
Contract charges	(324)	(23,925)	(2,327)	(2,055)	(32,255)
Contract terminations:
Surrender benefits	(5,091)	(1,549,136)	(166,596)	(258,291)	(4,714,244)
Death benefits	—	(71,491)	(11,920)	(5,663)	(552,004)
Units outstanding at end of year	1,105,939	16,273,274	4,601,675	4,229,184	58,004,873

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

266	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$16,943,232	$(253,847)	$7,544,283	$54,686	$157,113
Net realized gain (loss) on sales of investments	5,611,873	3,747,575	236,921	(123,894)	(6,713)
Distributions from capital gains	—	12,188,871	—	—	—
Net change in unrealized appreciation or depreciation of investments	(12,142,209)	(6,903,031)	(7,390,172)	226,389	174,447
Net increase (decrease) in net assets resulting from operations	10,412,896	8,779,568	391,032	157,181	324,847

Contract transactions
Contract purchase payments	7,345,539	3,292,502	3,136,868	376,270	1,784,817
Net transfers(1)	(60,133,687)	2,348,107	(33,514,516)	(1,098,027)	2,142,362
Transfers for policy loans	74,372	5,744	98,004	1,926	1,114
Adjustments to net assets allocated to contracts in payment period	(279,326)	(10,547)	(165,005)	—	—
Contract charges	(524,378)	(47,005)	(163,052)	(1,580)	(2,460)
Contract terminations:
Surrender benefits	(67,524,710)	(8,031,544)	(23,520,913)	(429,216)	(901,191)
Death benefits	(9,271,402)	(551,811)	(2,371,806)	(27,429)	(18,615)
Increase (decrease) from contract transactions	(130,313,592)	(2,994,554)	(56,500,420)	(1,178,056)	3,006,027
Net assets at beginning of year	631,310,800	85,904,690	222,702,641	4,991,472	7,896,999
Net assets at end of year	$511,410,104	$91,689,704	$166,593,253	$3,970,597	$11,227,873

Accumulation unit activity
Units outstanding at beginning of year	410,572,611	42,437,978	154,508,423	5,310,131	8,192,033
Contract purchase payments	4,898,072	1,608,988	2,174,907	391,362	1,824,978
Net transfers(1)	(38,715,639)	1,150,376	(22,916,746)	(1,143,062)	2,190,285
Transfers for policy loans	44,887	2,455	66,532	1,991	1,134
Contract charges	(333,386)	(22,381)	(109,828)	(1,632)	(2,503)
Contract terminations:
Surrender benefits	(42,729,713)	(3,812,186)	(15,885,707)	(442,185)	(911,819)
Death benefits	(6,042,186)	(272,933)	(1,614,776)	(28,345)	(19,026)
Units outstanding at end of year	327,694,646	41,092,297	116,222,805	4,088,260	11,275,082

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	267

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$2,259,540	$16,111	$(491,210)	$(155,933)	$(223,169)
Net realized gain (loss) on sales of investments	1,078,662	203,838	2,250,309	1,710,948	1,643,557
Distributions from capital gains	—	—	—	—	1,881,054
Net change in unrealized appreciation or depreciation of investments	3,072,917	(1,821,393)	5,996,678	1,969,370	(4,603,074)
Net increase (decrease) in net assets resulting from operations	6,411,119	(1,601,444)	7,755,777	3,524,385	(1,301,632)

Contract transactions
Contract purchase payments	344,933	257,280	705,271	459,332	247,607
Net transfers(1)	2,383,846	854,852	(601,880)	1,381,933	(2,483,349)
Transfers for policy loans	2,735	6,832	98,380	23,149	30,783
Adjustments to net assets allocated to contracts in payment period	12,378	3,500	(76,347)	(8,627)	(25,383)
Contract charges	(21,402)	(14,303)	(57,775)	(21,005)	(9,379)
Contract terminations:
Surrender benefits	(2,699,914)	(2,663,874)	(6,006,172)	(3,264,139)	(3,426,660)
Death benefits	(182,299)	(189,795)	(377,240)	(140,971)	(227,880)
Increase (decrease) from contract transactions	(159,723)	(1,745,508)	(6,315,763)	(1,570,328)	(5,894,261)
Net assets at beginning of year	24,736,521	22,119,749	66,234,626	29,282,832	30,689,160
Net assets at end of year	$30,987,917	$18,772,797	$67,674,640	$31,236,889	$23,493,267

Accumulation unit activity
Units outstanding at beginning of year	12,940,205	13,263,916	30,597,026	17,500,788	6,965,470
Contract purchase payments	162,070	155,048	314,465	265,476	58,398
Net transfers(1)	1,068,692	507,141	(270,759)	764,512	(592,400)
Transfers for policy loans	1,458	4,324	43,885	11,936	7,213
Contract charges	(10,079)	(8,714)	(25,684)	(12,038)	(2,222)
Contract terminations:
Surrender benefits	(1,271,060)	(1,632,368)	(2,664,316)	(1,860,538)	(812,694)
Death benefits	(85,710)	(119,532)	(168,970)	(79,583)	(53,638)
Units outstanding at end of year	12,805,576	12,169,815	27,825,647	16,590,553	5,570,127

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

268	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$532,255	$(31,775)	$(11,321,742)	$(12,072,454)	$15,713
Net realized gain (loss) on sales of investments	136,579	(81,639)	39,018,633	187,678,830	(25,329)
Distributions from capital gains	—	—	—	—	5,095
Net change in unrealized appreciation or depreciation of investments	244,130	(638,301)	24,178,079	(117,085,824)	263,024
Net increase (decrease) in net assets resulting from operations	912,964	(751,715)	51,874,970	58,520,552	258,503

Contract transactions
Contract purchase payments	212,414	623,404	42,263,834	13,954,912	773,587
Net transfers(1)	(1,166,917)	2,608,338	(41,797,536)	(429,428,606)	(464,808)
Transfers for policy loans	23,688	2,305	(120,921)	148,114	—
Adjustments to net assets allocated to contracts in payment period	(28,838)	—	(54,883)	(683,860)	—
Contract charges	(9,939)	(4,501)	(8,905,153)	(6,290,754)	(556)
Contract terminations:
Surrender benefits	(3,879,347)	(359,181)	(31,681,864)	(103,941,032)	(168,565)
Death benefits	(193,047)	(18,248)	(5,930,025)	(4,127,703)	(109,887)
Increase (decrease) from contract transactions	(5,041,986)	2,852,117	(46,226,548)	(530,368,929)	29,771
Net assets at beginning of year	28,415,479	3,278,475	1,173,070,155	1,622,819,607	5,630,364
Net assets at end of year	$24,286,457	$5,378,877	$1,178,718,577	$1,150,971,230	$5,918,638

Accumulation unit activity
Units outstanding at beginning of year	8,571,303	4,275,969	808,545,885	1,115,592,236	5,320,968
Contract purchase payments	62,581	697,257	28,728,529	9,426,104	711,534
Net transfers(1)	(347,840)	2,996,370	(28,295,190)	(291,309,468)	(429,103)
Transfers for policy loans	6,905	2,650	(79,993)	99,150	—
Contract charges	(2,944)	(4,983)	(6,026,255)	(4,239,847)	(513)
Contract terminations:
Surrender benefits	(1,156,962)	(405,274)	(21,330,669)	(70,170,925)	(155,215)
Death benefits	(57,876)	(21,674)	(3,992,412)	(2,747,948)	(102,668)
Units outstanding at end of year	7,075,167	7,540,315	777,549,895	756,649,302	5,345,003

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	269

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$32,527	$(72,327)	$(1,354,232)	$153,088	$(6,112,741)
Net realized gain (loss) on sales of investments	(25,860)	(86,496)	(1,755,525)	86,687	23,113,880
Distributions from capital gains	505,440	—	—	1,072,312	—
Net change in unrealized appreciation or depreciation of investments	555,011	585,074	14,299,951	(2,298,894)	1,371,652
Net increase (decrease) in net assets resulting from operations	1,067,118	426,251	11,190,194	(986,807)	18,372,791

Contract transactions
Contract purchase payments	891,072	744,686	1,088,609	4,377,806	13,112,775
Net transfers(1)	3,058,287	(589,812)	(19,566,582)	1,531,769	(118,154,886)
Transfers for policy loans	1,696	—	25,301	1,081	36,875
Adjustments to net assets allocated to contracts in payment period	2,035	—	(153,240)	10,691	(20,527)
Contract charges	(5,928)	(923)	(338,113)	(3,911)	(3,662,902)
Contract terminations:
Surrender benefits	(447,658)	(185,586)	(17,077,986)	(292,013)	(43,716,404)
Death benefits	(35,721)	(133,245)	(2,053,168)	(227,780)	(12,457,736)
Increase (decrease) from contract transactions	3,463,783	(164,880)	(38,075,179)	5,397,643	(164,862,805)
Net assets at beginning of year	6,717,984	6,220,871	164,450,969	13,331,579	678,882,373
Net assets at end of year	$11,248,885	$6,482,242	$137,565,984	$17,742,415	$532,392,359

Accumulation unit activity
Units outstanding at beginning of year	6,520,269	5,793,304	126,607,453	8,958,421	586,903,235
Contract purchase payments	897,919	662,619	809,859	2,943,541	11,262,695
Net transfers(1)	3,086,094	(532,603)	(14,575,312)	1,012,207	(101,256,910)
Transfers for policy loans	1,719	—	18,527	729	31,192
Contract charges	(5,943)	(825)	(248,941)	(2,648)	(3,105,298)
Contract terminations:
Surrender benefits	(445,753)	(165,327)	(12,587,113)	(194,700)	(37,010,486)
Death benefits	(35,861)	(122,419)	(1,521,804)	(157,716)	(10,601,713)
Units outstanding at end of year	10,018,444	5,634,749	98,502,669	12,559,834	446,222,715

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

270	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2
Operations
Investment income (loss) — net	$(8,948,783)	$66,953	$955,489	$(58,419)	$43,020
Net realized gain (loss) on sales of investments	56,956,341	43,167	(227,366)	226,720	53,349
Distributions from capital gains	—	237,528	290,981	—	660,935
Net change in unrealized appreciation or depreciation of investments	(17,021,072)	(927,306)	(1,215,658)	129,961	(910,514)
Net increase (decrease) in net assets resulting from operations	30,986,486	(579,658)	(196,554)	298,262	(153,210)

Contract transactions
Contract purchase payments	3,265,017	1,424,225	7,661,379	914,390	3,137,981
Net transfers(1)	(241,596,725)	458,417	(3,739,784)	(25,514)	1,950,061
Transfers for policy loans	41,258	—	(14,628)	—	—
Adjustments to net assets allocated to contracts in payment period	(1,676,063)	—	—	—	—
Contract charges	(5,021,015)	(1,014)	(5,275)	(988)	(1,251)
Contract terminations:
Surrender benefits	(89,362,080)	(123,714)	(857,886)	(176,893)	(251,343)
Death benefits	(16,206,448)	(63,326)	(331,171)	(148,601)	(89,957)
Increase (decrease) from contract transactions	(350,556,056)	1,694,588	2,712,635	562,394	4,745,491
Net assets at beginning of year	1,123,646,389	4,943,165	27,795,085	4,713,229	6,357,159
Net assets at end of year	$804,076,819	$6,058,095	$30,311,166	$5,573,885	$10,949,440

Accumulation unit activity
Units outstanding at beginning of year	969,662,483	3,854,536	24,307,460	2,780,908	4,456,973
Contract purchase payments	2,771,789	1,108,824	6,683,771	527,875	2,176,391
Net transfers(1)	(207,107,374)	355,677	(3,269,087)	(17,110)	1,368,011
Transfers for policy loans	33,927	—	(12,562)	—	—
Contract charges	(4,250,116)	(798)	(4,604)	(569)	(877)
Contract terminations:
Surrender benefits	(75,637,438)	(96,389)	(748,904)	(102,206)	(175,142)
Death benefits	(13,744,767)	(48,909)	(289,533)	(84,208)	(68,126)
Units outstanding at end of year	671,728,504	5,172,941	26,666,541	3,104,690	7,757,230

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	271

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1	VP MFS Val, Cl 2
Operations
Investment income (loss) — net	$28,970	$(67,602)	$(42,153)	$(1,196,699)	$(115,954)
Net realized gain (loss) on sales of investments	(7,971)	181,875	117,568	13,337,851	316,159
Distributions from capital gains	4,492	—	—	25,735,337	—
Net change in unrealized appreciation or depreciation of investments	149,770	372,296	334,229	(23,914,064)	767,886
Net increase (decrease) in net assets resulting from operations	175,261	486,569	409,644	13,962,425	968,091

Contract transactions
Contract purchase payments	605,009	1,711,028	1,060,092	2,090,300	4,184,914
Net transfers(1)	(350,370)	348,501	(8,278)	(11,341,278)	321,398
Transfers for policy loans	—	1,788	105	10,262	(1,247)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(63,456)	—
Contract charges	(725)	(1,277)	(515)	(180,621)	(1,719)
Contract terminations:
Surrender benefits	(157,105)	(119,920)	(72,508)	(19,712,304)	(150,375)
Death benefits	(67,756)	(50,835)	(39,999)	(1,384,160)	(109,740)
Increase (decrease) from contract transactions	29,053	1,889,285	938,897	(30,581,257)	4,243,231
Net assets at beginning of year	4,562,577	4,904,682	2,961,228	185,728,247	7,410,270
Net assets at end of year	$4,766,891	$7,280,536	$4,309,769	$169,109,415	$12,621,592

Accumulation unit activity
Units outstanding at beginning of year	4,329,824	2,925,225	1,741,429	116,187,497	4,293,655
Contract purchase payments	558,860	978,159	606,474	1,260,499	2,354,167
Net transfers(1)	(325,289)	193,220	(7,272)	(6,932,864)	206,087
Transfers for policy loans	—	1,011	59	5,753	(698)
Contract charges	(673)	(724)	(287)	(108,891)	(956)
Contract terminations:
Surrender benefits	(145,439)	(71,164)	(40,612)	(12,119,317)	(84,020)
Death benefits	(62,919)	(29,481)	(23,128)	(842,221)	(63,041)
Units outstanding at end of year	4,354,364	3,996,246	2,276,663	97,450,456	6,705,194

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

272	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(69,109,094)	$(105,097,927)	$(39,864,592)	$(44,429,298)	$(16,101,389)
Net realized gain (loss) on sales of investments	144,966,060	407,184,699	125,288,821	646,929,299	59,339,504
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	196,676,209	147,283,796	80,142,765	(400,919,816)	14,846,880
Net increase (decrease) in net assets resulting from operations	272,533,175	449,370,568	165,566,994	201,580,185	58,084,995

Contract transactions
Contract purchase payments	210,733,612	45,201,393	141,454,940	37,619,650	52,822,006
Net transfers(1)	(153,553,606)	(325,005,354)	(281,160,391)	(1,618,842,642)	(198,769,312)
Transfers for policy loans	(286,482)	527,704	(180,014)	91,595	131,896
Adjustments to net assets allocated to contracts in payment period	(1,716,046)	(8,979,917)	(360,914)	(1,525,931)	(728,376)
Contract charges	(53,965,633)	(66,078,400)	(33,147,913)	(22,601,391)	(9,897,080)
Contract terminations:
Surrender benefits	(296,474,916)	(782,895,189)	(126,606,341)	(345,367,262)	(87,820,473)
Death benefits	(46,017,347)	(109,977,168)	(25,268,786)	(22,731,021)	(22,994,454)
Increase (decrease) from contract transactions	(341,280,418)	(1,247,206,931)	(325,269,419)	(1,973,357,002)	(267,255,793)
Net assets at beginning of year	6,941,783,150	11,671,060,244	4,195,296,658	5,945,142,510	1,704,963,319
Net assets at end of year	$6,873,035,907	$10,873,223,881	$4,035,594,233	$4,173,365,693	$1,495,792,521

Accumulation unit activity
Units outstanding at beginning of year	5,282,492,432	8,850,387,893	3,023,701,740	4,272,587,447	1,384,884,892
Contract purchase payments	158,784,356	33,625,976	100,831,664	26,597,555	42,595,603
Net transfers(1)	(117,656,368)	(250,765,454)	(200,412,191)	(1,147,230,235)	(159,625,398)
Transfers for policy loans	(213,122)	388,641	(129,027)	64,983	104,597
Contract charges	(40,183,227)	(49,054,946)	(23,444,716)	(15,950,588)	(7,873,336)
Contract terminations:
Surrender benefits	(220,145,029)	(580,782,256)	(89,312,565)	(243,186,265)	(69,786,205)
Death benefits	(34,367,725)	(81,759,713)	(17,931,097)	(16,101,735)	(18,364,201)
Units outstanding at end of year	5,028,711,317	7,922,040,141	2,793,303,808	2,876,781,162	1,171,935,952

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	273

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP NFJ Divd Val, Cl 2
Operations
Investment income (loss) — net	$(25,133,808)	$101,671	$1,163	$1,397	$(87,334)
Net realized gain (loss) on sales of investments	154,645,568	(80,673)	(200)	(220)	237,506
Distributions from capital gains	—	1,934,352	—	—	—
Net change in unrealized appreciation or depreciation of investments	(31,791,938)	(448,795)	(5,865)	(5,052)	450,303
Net increase (decrease) in net assets resulting from operations	97,719,822	1,506,555	(4,902)	(3,875)	600,475

Contract transactions
Contract purchase payments	8,325,290	3,330,552	125,199	267,348	1,486,784
Net transfers(1)	(383,697,248)	1,404,743	578,241	594,331	448,933
Transfers for policy loans	111,760	715	—	—	772
Adjustments to net assets allocated to contracts in payment period	(4,074,126)	—	—	—	—
Contract charges	(13,401,053)	(3,011)	—	(65)	(1,129)
Contract terminations:
Surrender benefits	(199,382,690)	(315,178)	(6,788)	(19,527)	(181,248)
Death benefits	(46,986,158)	(98,243)	—	—	(110,641)
Increase (decrease) from contract transactions	(639,104,225)	4,319,578	696,652	842,087	1,643,471
Net assets at beginning of year	2,940,647,751	10,505,143	—	—	6,448,541
Net assets at end of year	$2,399,263,348	$16,331,276	$691,750	$838,212	$8,692,487

Accumulation unit activity
Units outstanding at beginning of year	2,377,981,736	7,541,364	—	—	3,835,042
Contract purchase payments	6,618,244	2,228,991	123,617	265,980	841,036
Net transfers(1)	(308,819,297)	926,105	581,152	598,867	258,032
Transfers for policy loans	88,818	476	—	—	433
Contract charges	(10,626,364)	(2,036)	—	(65)	(629)
Contract terminations:
Surrender benefits	(157,951,271)	(209,515)	(6,026)	(18,759)	(105,313)
Death benefits	(37,297,772)	(66,421)	—	—	(63,480)
Units outstanding at end of year	1,869,994,094	10,418,964	698,743	846,023	4,765,121

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

274	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(40,473)	$(30,585)	$(39,254)	$(1,114,937)	$13,944
Net realized gain (loss) on sales of investments	111,908	90,509	177,076	13,394,326	1,846
Distributions from capital gains	—	—	—	—	329,376
Net change in unrealized appreciation or depreciation of investments	266,141	(93,054)	(138,696)	(11,104,927)	(698,948)
Net increase (decrease) in net assets resulting from operations	337,576	(33,130)	(874)	1,174,462	(353,782)

Contract transactions
Contract purchase payments	940,449	745,858	878,737	1,086,883	1,221,960
Net transfers(1)	580,271	(101,933)	(595,916)	(13,113,305)	547,875
Transfers for policy loans	—	—	516	32,220	105
Adjustments to net assets allocated to contracts in payment period	—	—	—	(80,585)	—
Contract charges	(610)	(461)	(765)	(247,383)	(542)
Contract terminations:
Surrender benefits	(55,852)	(35,156)	(63,287)	(14,909,363)	(174,767)
Death benefits	(113,647)	(62,074)	(110,358)	(1,204,993)	(83,729)
Increase (decrease) from contract transactions	1,350,611	546,234	108,927	(28,436,526)	1,510,902
Net assets at beginning of year	2,547,733	2,635,664	3,468,476	147,194,125	3,115,366
Net assets at end of year	$4,235,920	$3,148,768	$3,576,529	$119,932,061	$4,272,486

Accumulation unit activity
Units outstanding at beginning of year	1,410,431	1,375,710	2,003,566	56,023,958	2,169,294
Contract purchase payments	510,293	407,693	511,460	444,331	863,877
Net transfers(1)	312,577	(64,230)	(362,574)	(4,992,498)	387,210
Transfers for policy loans	—	—	305	10,365	75
Contract charges	(337)	(254)	(449)	(97,460)	(382)
Contract terminations:
Surrender benefits	(30,032)	(18,931)	(36,695)	(5,596,081)	(122,042)
Death benefits	(58,137)	(33,626)	(65,218)	(463,655)	(62,867)
Units outstanding at end of year	2,144,795	1,666,362	2,050,395	45,328,960	3,235,165

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	275

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$23,037	$(56,734)	$(384,532)	$(22,255)	$(80,642)
Net realized gain (loss) on sales of investments	8,315	192,198	3,889,842	(11,427)	247,424
Distributions from capital gains	763	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(91,511)	367,154	805,303	140,169	617,662
Net increase (decrease) in net assets resulting from operations	(59,396)	502,618	4,310,613	106,487	784,444

Contract transactions
Contract purchase payments	208,791	905,318	342,208	277,334	941,448
Net transfers(1)	1,301,637	414,647	(4,046,330)	(384,785)	547,773
Transfers for policy loans	351	81	(8,980)	—	839
Adjustments to net assets allocated to contracts in payment period	—	—	(39,202)	—	—
Contract charges	(713)	(995)	(99,688)	(207)	(1,375)
Contract terminations:
Surrender benefits	(122,395)	(166,479)	(4,462,749)	(138,549)	(141,568)
Death benefits	(3,094)	(97,957)	(267,475)	(23,462)	(220,675)
Increase (decrease) from contract transactions	1,384,577	1,054,615	(8,582,216)	(269,669)	1,126,442
Net assets at beginning of year	818,497	4,323,065	46,088,593	3,115,467	6,659,821
Net assets at end of year	$2,143,678	$5,880,298	$41,816,990	$2,952,285	$8,570,707

Accumulation unit activity
Units outstanding at beginning of year	777,400	2,860,808	34,819,994	3,078,195	3,797,678
Contract purchase payments	192,532	576,691	250,165	266,853	517,293
Net transfers(1)	1,209,495	264,403	(3,003,351)	(377,200)	298,860
Transfers for policy loans	330	51	(6,957)	—	468
Contract charges	(663)	(624)	(72,697)	(200)	(752)
Contract terminations:
Surrender benefits	(115,331)	(105,824)	(3,267,702)	(134,353)	(78,074)
Death benefits	(2,807)	(62,207)	(192,364)	(22,290)	(121,065)
Units outstanding at end of year	2,060,956	3,533,298	28,527,088	2,811,005	4,414,408

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

276	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(157,931)	$(29,684)	$1,722,959	$(3,124,406)	$198,791
Net realized gain (loss) on sales of investments	1,176,147	(4,135)	8,591,824	16,905,708	1,224,023
Distributions from capital gains	—	—	35,736,162	44,459,102	—
Net change in unrealized appreciation or depreciation of investments	857,340	14,524	(61,844,803)	(45,774,366)	3,278,301
Net increase (decrease) in net assets resulting from operations	1,875,556	(19,295)	(15,793,858)	12,466,038	4,701,115

Contract transactions
Contract purchase payments	243,713	975,143	4,063,997	3,914,991	341,936
Net transfers(1)	(57,854)	2,416,491	(12,196,678)	(21,822,926)	760,119
Transfers for policy loans	2,150	—	12,717	40,117	(14,872)
Adjustments to net assets allocated to contracts in payment period	(4,323)	—	(48,411)	(30,003)	(1,113)
Contract charges	(14,800)	(380)	(300,372)	(293,774)	(22,133)
Contract terminations:
Surrender benefits	(1,684,766)	(92,664)	(35,460,222)	(41,979,883)	(3,862,354)
Death benefits	(160,122)	(67,767)	(2,648,974)	(3,005,021)	(213,907)
Increase (decrease) from contract transactions	(1,676,002)	3,230,823	(46,577,943)	(63,176,499)	(3,012,324)
Net assets at beginning of year	17,996,594	2,186,341	342,547,946	391,758,110	29,124,912
Net assets at end of year	$18,196,148	$5,397,869	$280,176,145	$341,047,649	$30,813,703

Accumulation unit activity
Units outstanding at beginning of year	9,377,647	2,182,040	123,921,604	144,421,627	16,690,591
Contract purchase payments	123,563	975,619	1,654,031	1,583,444	182,389
Net transfers(1)	(18,617)	2,406,827	(4,243,150)	(7,966,880)	401,882
Transfers for policy loans	1,190	—	1,412	10,651	(7,394)
Contract charges	(7,393)	(380)	(108,256)	(109,227)	(12,038)
Contract terminations:
Surrender benefits	(831,610)	(92,082)	(12,330,506)	(15,109,727)	(2,078,500)
Death benefits	(78,255)	(67,205)	(954,119)	(1,081,266)	(115,817)
Units outstanding at end of year	8,566,525	5,404,819	107,941,016	121,748,622	15,061,113

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	277

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$792,348	$(591,959)	$(694,658)	$377,379
Net realized gain (loss) on sales of investments	795,817	5,209,924	3,756,512	(19,633)
Distributions from capital gains	1,026,905	—	7,107,584	—
Net change in unrealized appreciation or depreciation of investments	(5,464,576)	1,572,974	(13,398,153)	(611,041)
Net increase (decrease) in net assets resulting from operations	(2,849,506)	6,190,939	(3,228,715)	(253,295)

Contract transactions
Contract purchase payments	577,292	1,525,974	2,591,996	1,364,486
Net transfers(1)	(743,950)	(4,915,198)	(7,373,044)	2,216,814
Transfers for policy loans	22,423	69	20,149	169
Adjustments to net assets allocated to contracts in payment period	(10,940)	(24,239)	(10,905)	5,543
Contract charges	(60,193)	(42,634)	(38,254)	(2,428)
Contract terminations:
Surrender benefits	(4,418,836)	(7,890,542)	(7,433,113)	(367,176)
Death benefits	(369,156)	(811,666)	(508,831)	(42,230)
Increase (decrease) from contract transactions	(5,003,360)	(12,158,236)	(12,752,002)	3,175,178
Net assets at beginning of year	48,585,587	72,778,020	84,690,225	3,051,407
Net assets at end of year	$40,732,721	$66,810,723	$68,709,508	$5,973,290

Accumulation unit activity
Units outstanding at beginning of year	33,222,338	36,218,035	38,552,279	3,009,108
Contract purchase payments	425,695	739,647	1,306,221	1,315,883
Net transfers(1)	(528,693)	(2,381,354)	(3,718,572)	2,109,728
Transfers for policy loans	16,122	484	10,357	168
Contract charges	(45,886)	(20,202)	(18,715)	(2,351)
Contract terminations:
Surrender benefits	(3,058,438)	(3,678,765)	(3,635,573)	(353,452)
Death benefits	(251,024)	(394,521)	(252,664)	(41,670)
Units outstanding at end of year	29,780,114	30,483,324	32,243,333	6,037,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

278	■ RIVERSOURCE VARIABLE ACCOUNT 10

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity® (RAVA)(2)

RiverSource Retirement Advisor Variable Annuity® – Band 3 (RAVA Band 3)*(2)

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)(2),(3)

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)(2),(3)

RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*(2),(3)

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)(1),(2)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)(1),(2)

RiverSource® Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage)(1),(2)

RiverSource® Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select)(1),(2)

RiverSource® Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access)(1),(2)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® Flexible Portfolio Annuity (FPA)

RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)

RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.
(1)	Columbia Variable Portfolio – Income Opportunities Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.
(2)	Columbia Variable Portfolio – Select International Equity Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.
(3)	Invesco V.I. Mid Cap Growth Fund, Series II Shares were exchanged for corresponding Series I Shares of the same fund on April 29, 2016.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II

RIVERSOURCE VARIABLE ACCOUNT 10 ■	279

Division	Fund
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2) (previously Columbia Variable Portfolio – Cash Management Fund (Class 2))
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (previously Columbia Variable Portfolio – Core Bond Fund (Class 2))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2)(1)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2))
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 2	Columbia Variable Portfolio – Select International Equity Fund (Class 2)(1)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B

280	■ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class

RIVERSOURCE VARIABLE ACCOUNT 10 ■	281

Division	Fund
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP MS Adv, Cl 2	Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (previously Variable Portfolio – Holland Large Cap Growth Fund (Class 2))
VP Oppen Intl Gro, Cl 2	Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (previously Variable Portfolio – Invesco International Growth Fund (Class 2))
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2)
VP Loomis Sayles Gro II, Cl 1	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)(3) (previously Columbia Variable Portfolio – Marsico Growth Fund (Class 1))
VP MFS Val, Cl 2	Variable Portfolio – MFS® Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (effective June 1, 2016, renamed Variable Portfolio – Center Square Real Estate Fund (Class 2))
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Lazard Intl Eq Adv, Cl 2	Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio – Pyrford International Equity Fund (Class 2))
VP MFS Blended Res Core Eq, Cl 2	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 2))
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2)
VP Vty Sycamore Estb Val, Cl 2	Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (previously Variable Portfolio – Victory Established Value Fund (Class 2))
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2)
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2 (previously Wells Fargo Advantage VT International Equity Fund – Class 2)
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2 (previously Wells Fargo Advantage VT Opportunity Fund – Class 2)

282	■ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund – Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2015.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	283

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)

284	■ RIVERSOURCE VARIABLE ACCOUNT 10

Product	Mortality and expense risk fee
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.  SURRENDER CHARGES

RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$4,505,546
AB VPS Global Thematic Gro, Cl B	798,227
AB VPS Gro & Inc, Cl B	3,648,935
AB VPS Intl Val, Cl B	6,709,707
AB VPS Lg Cap Gro, Cl B	15,407,623
ALPS Alerian Engy Infr, Class III	17,567,629
AC VP Intl, Cl I	597,431
AC VP Intl, Cl II	1,075,478
AC VP Mid Cap Val, Cl II	12,246,888
AC VP Ultra, Cl II	6,825,430
AC VP Val, Cl I	1,443,484
AC VP Val, Cl II	14,480,150
BlackRock Global Alloc, Cl III	27,659,238
Calvert VP SRI Bal, Cl I	1,241,324
CB Var Sm Cap Gro, Cl I	1,950,697
Col VP Bal, Cl 3	61,662,706
Col VP Govt Money Mkt, Cl 2	39,392,575
Col VP Govt Money Mkt, Cl 3	44,321,302
Col VP Commodity Strategy, Cl 2	1,689,777

Division	Purchases
Col VP Contrarian Core, Cl 2	$29,558,512
Col VP Long Govt/Cr Bond, Cl 2	8,380,507
Col VP Div Abs Return, Cl 2	2,434,372
Col VP Divd Opp, Cl 2	9,041,794
Col VP Divd Opp, Cl 3	4,115,428
Col VP Emerg Mkts Bond, Cl 2	2,628,655
Col VP Emer Mkts, Cl 2	6,164,215
Col VP Emer Mkts, Cl 3	9,318,594
Col VP Global Bond, Cl 2	2,841,658
Col VP Global Bond, Cl 3	15,822,887
Col VP Hi Yield Bond, Cl 2	13,069,081
Col VP Hi Yield Bond, Cl 3	25,836,595
Col VP Inc Opp, Cl 2	17,935,392
Col VP Inc Opp, Cl 3	19,370,839
Col VP Inter Bond, Cl 2	7,783,675
Col VP Inter Bond, Cl 3	17,438,856
Col VP Intl Opp, Cl 2	6,238,127
Col VP Lg Cap Gro, Cl 2	14,073,999
Col VP Lg Cap Gro, Cl 3	19,467,512

RIVERSOURCE VARIABLE ACCOUNT 10 ■	285

Division	Purchases
Col VP Lg Cap Index, Cl 3	$41,707,006
Col VP Disciplined Core, Cl 2	8,431,466
Col VP Disciplined Core, Cl 3	7,485,105
Col VP Limited Duration Cr, Cl 2	12,294,890
Col VP Man Vol Conserv, Cl 2	123,742,005
Col VP Man Vol Conserv Gro, Cl 2	270,500,801
Col VP Man Vol Gro, Cl 2	1,716,602,758
Col VP Man Vol Mod Gro, Cl 2	1,740,981,755
Col VP Mid Cap Gro, Cl 2	6,014,719
Col VP Mid Cap Gro, Cl 3	6,719,899
Col VP Mid Cap Val, Cl 2	5,536,843
Col VP Mid Cap Val, Cl 3	2,022,476
Col VP Select Intl Eq, Cl 2	8,655,271
Col VP Select Intl Eq, Cl 3	7,712,189
Col VP Select Lg Cap Val, Cl 2	3,877,810
Col VP Select Lg Cap Val, Cl 3	3,084,090
Col VP Select Sm Cap Val, Cl 2	3,926,644
Col VP Select Sm Cap Val, Cl 3	2,962,074
Col VP Strategic Inc, Cl 2	19,027,888
Col VP US Eq, Cl 2	2,773,021
Col VP US Govt Mtge, Cl 2	5,783,244
Col VP US Govt Mtge, Cl 3	10,091,855
CS Commodity Return	2,602,013
Deutsche Alt Asset Alloc VIP, Cl B	4,698,430
Drey VIF Intl Eq, Serv	1,350,145
EV VT Floating-Rate Inc	9,539,160
Fid VIP Contrafund, Serv Cl 2	72,723,198
Fid VIP Gro & Inc, Serv Cl	3,866,107
Fid VIP Gro & Inc, Serv Cl 2	10,407,166
Fid VIP Mid Cap, Serv Cl	13,629,143
Fid VIP Mid Cap, Serv Cl 2	73,786,259
Fid VIP Overseas, Serv Cl	933,586
Fid VIP Overseas, Serv Cl 2	6,160,383
Fid VIP Strategic Inc, Serv Cl 2	24,207,881
FTVIPT Frank Global Real Est, Cl 2	9,390,299
FTVIPT Frank Inc, Cl 2	18,781,582
FTVIPT Frank Mutual Shares, Cl 2	17,908,259
FTVIPT Frank Sm Cap Val, Cl 2	25,850,034
FTVIPT Temp Global Bond, Cl 2	13,403,258
GS VIT Mid Cap Val, Inst	16,528,377
GS VIT Multi-Strategy Alt, Advisor	3,900,039
GS VIT Sm Cap Eq Insights, Inst	1,076,623
GS VIT U.S. Eq Insights, Inst	15,587,061
Invesco VI Am Fran, Ser I	415,381
Invesco VI Am Fran, Ser II	2,102,274
Invesco VI Bal Risk Alloc, Ser II	21,012,871
Invesco VI Comstock, Ser II	6,625,766
Invesco VI Core Eq, Ser I	10,364,177
Invesco VI Div Divd, Ser I	4,572,134
Invesco VI Div Divd, Ser II	3,449,707
Invesco VI Global Hlth, Ser II	28,483,915
Invesco VI Intl Gro, Ser II	11,386,047
Invesco VI Mid Cap Gro, Ser I	2,229,218
Invesco VI Mid Cap Gro, Ser II	4,971,653
Invesco VI Tech, Ser I	5,220,472
Ivy VIP Asset Strategy	15,144,543
Janus Aspen Enterprise, Serv	2,332,369
Janus Aspen Flex Bond, Serv	27,138,449
Janus Aspen Gbl Alloc Mod, Serv	3,479,045

Division	Purchases
Janus Aspen Global Tech, Serv	$4,718,389
Janus Aspen Janus, Serv	18,786,193
Janus Aspen Overseas, Serv	1,976,441
Lazard Ret Global Dyn MA, Serv	5,524,847
MFS Mass Inv Gro Stock, Serv Cl	82,043,792
MFS New Dis, Serv Cl	2,001,841
MFS Utilities, Serv Cl	35,174,826
MS UIF Global Real Est, Cl II	4,714,995
MS UIF Mid Cap Gro, Cl II	10,468,856
NB AMT Abs Return Multi-Mgr, Cl S	3,036,312
NB AMT Intl Eq, Cl S	1,560,676
NB AMT Soc Responsive, Cl S	1,561,805
Oppen Eq Inc VA, Serv	1,059,888
Oppen Global VA, Serv	24,527,073
Oppen Global Strategic Inc VA, Srv	31,240,166
Oppen Main St Sm Cap VA, Serv	26,648,282
PIMCO VIT All Asset, Advisor Cl	5,838,397
PIMCO VIT Glb MA Man Alloc, Adv Cl	1,566,933
PIMCO VIT Tot Return, Advisor Cl	6,049,763
Put VT Global Hlth Care, Cl IB	11,831,326
Put VT Intl Eq, Cl IB	1,923,266
Put VT Multi-Cap Gro, Cl IA	1,546,989
Put VT Multi-Cap Gro, Cl IB	1,838,008
Royce Micro-Cap, Invest Cl	1,244,769
Third Ave Val	1,070,753
VanEck VIP Global Gold, Cl S	4,053,302
VP Aggr, Cl 2	91,754,754
VP Aggr, Cl 4	29,142,409
VP AC Div Bond, Cl 2	3,293,016
VP AQR Man Fut Strategy, Cl 2	15,734,228
VP BR Gl Infl Prot Sec, Cl 2	6,161,224
VP BR Gl Infl Prot Sec, Cl 3	62,935,534
VP Col Wanger Intl Eq, Cl 2	9,090,373
VP Conserv, Cl 2	51,075,304
VP Conserv, Cl 4	43,916,232
VP DFA Intl Val, Cl 2	5,740,474
VP EV Floating Rate Inc, Cl 2	13,436,069
VP MS Adv, Cl 2	2,322,789
VP Oppen Intl Gro, Cl 2	11,055,207
VP JPM Core Bond, Cl 2	2,980,086
VP Jennison Mid Cap Gro, Cl 2	5,964,041
VP Loomis Sayles Gro, Cl 2	2,209,045
VP Loomis Sayles Gro II, Cl 1	22,413,275
VP MFS Val, Cl 2	7,368,937
VP Mod, Cl 2	200,011,312
VP Mod, Cl 4	30,420,827
VP Mod Aggr, Cl 2	136,760,639
VP Mod Aggr, Cl 4	28,767,451
VP Mod Conserv, Cl 2	84,917,000
VP Mod Conserv, Cl 4	25,907,530
VP MS Global Real Est, Cl 2	11,572,475
VP Multi-Mgr Div Inc, Cl 2	1,979,688
VP Multi-Mgr Int Rate Adapt, Cl 2	2,559,656
VP NFJ Divd Val, Cl 2	1,656,892
VP Nuveen Winslow Lg Cap Gro, Cl 2	2,483,030
VP Ptnrs Sm Cap Gro, Cl 2	1,997,814
VP Ptnrs Sm Cap Val, Cl 2	1,282,397
VP Ptnrs Sm Cap Val, Cl 3	1,247,305
VP Pyramis Intl Eq, Cl 2	4,212,143

286	■ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Purchases
VP Lazard Intl Eq Adv, Cl 2	$2,131,471
VP MFS Blended Res Core Eq, Cl 2	2,739,487
VP MFS Blended Res Core Eq, Cl 3	2,046,858
VP TCW Core Plus Bond, Cl 2	1,223,793
VP Vty Sycamore Estb Val, Cl 2	6,204,322
VP Vty Sycamore Estb Val, Cl 3	6,433,856
VP WF Short Duration Govt, Cl 2	10,083,148

Division	Purchases
Wanger Intl	$31,486,999
Wanger USA	55,612,332
WF VT Index Asset Alloc, Cl 2	2,419,527
WF VT Intl Eq, Cl 2	8,047,722
WF VT Opp, Cl 2	10,311,560
WF VT Sm Cap Gro, Cl 2	20,283,934
WA Var Global Hi Yd Bond, Cl II	2,484,086

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$1.09	$1.43	$1.96	$1.81	$—
0.60%	1.09	—	—	—	1.68
0.75%	1.08	1.40	1.90	1.76	—
0.85%	1.08	1.40	1.70	0.86	2.03
0.95%	1.08	1.37	1.85	1.71	2.24
1.00%	1.08	1.36	2.00	1.77	—
1.05%	1.07	1.38	1.67	0.84	1.99
1.10%	1.07	1.37	1.66	0.84	1.98
1.15%	1.07	—	—	—	1.65
1.20%	1.07	1.33	1.95	1.72	2.21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.07	1.35	1.64	0.83	1.95
1.30%	1.07	1.34	1.63	0.82	1.94
1.35%	1.06	—	—	—	2.19
1.40%	1.06	—	—	—	2.18
1.45%	1.06	1.32	1.61	0.81	1.92
1.50%	1.06	—	—	—	1.63
1.55%	1.06	—	—	—	2.17
1.60%	1.06	—	—	—	2.16
1.65%	1.06	—	—	—	2.15
1.70%	1.05	—	—	—	2.15
1.75%	1.05	—	—	—	2.14
1.80%	1.05	—	—	—	2.14
1.85%	1.05	—	—	—	1.61
1.90%	1.05	—	—	—	1.61

RIVERSOURCE VARIABLE ACCOUNT 10 ■	287

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$0.73	$1.54	$1.67	$1.73	$1.91
0.60%	0.73	—	—	—	—
0.75%	0.73	1.49	1.62	1.70	1.87
0.85%	0.73	—	—	2.09	1.94
0.95%	0.73	1.44	1.58	1.67	1.83
1.00%	0.72	—	1.82	1.66	1.82
1.05%	0.72	—	—	2.05	1.90
1.10%	0.72	—	—	2.04	1.89
1.15%	0.72	—	—	—	—
1.20%	0.72	—	1.77	1.63	1.78
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.72	—	—	2.01	1.87
1.30%	0.72	—	—	2.00	1.86
1.35%	0.72	—	—	—	—
1.40%	0.72	—	—	—	—
1.45%	0.72	—	—	1.98	1.83
1.50%	0.72	—	—	—	—
1.55%	0.71	—	—	—	—
1.60%	0.71	—	—	—	—
1.65%	0.71	—	—	—	—
1.70%	0.71	—	—	—	—
1.75%	0.71	—	—	—	—
1.80%	0.71	—	—	—	—
1.85%	0.71	—	—	—	—
1.90%	0.71	—	—	—	—

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	$2.82	$2.36	$1.17	$1.56	$1.83
0.60%	—	1.45	1.17	—	—
0.75%	2.73	2.29	1.16	1.51	1.80
0.85%	—	1.66	1.16	—	1.79
0.95%	2.64	2.23	1.15	1.47	1.77
1.00%	—	2.20	1.15	1.66	1.76
1.05%	—	1.63	1.15	—	1.76
1.10%	—	1.63	1.15	—	1.75
1.15%	—	1.43	1.15	—	—
1.20%	—	2.14	1.14	1.62	1.73
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.60	1.14	—	1.73
1.30%	—	1.59	1.14	—	1.72
1.35%	—	1.78	1.14	—	—
1.40%	—	1.78	1.14	—	—
1.45%	—	1.57	1.13	—	1.70
1.50%	—	1.42	1.13	—	—
1.55%	—	1.76	1.13	—	—
1.60%	—	1.76	1.13	—	—
1.65%	—	1.75	1.13	—	—
1.70%	—	1.75	1.12	—	—
1.75%	—	1.74	1.12	—	—
1.80%	—	1.74	1.12	—	—
1.85%	—	1.40	1.12	—	—
1.90%	—	1.39	1.11	—	—

288	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$1.88	$—	$1.20	$0.55	$1.39
0.60%	1.39	0.98	—	0.55	1.39
0.75%	1.82	—	1.16	0.55	1.39
0.85%	1.66	0.96	1.01	0.55	1.38
0.95%	1.77	0.95	1.12	0.54	1.38
1.00%	1.96	—	1.03	0.54	1.38
1.05%	1.63	0.94	1.00	0.54	1.38
1.10%	1.62	0.94	0.99	0.54	1.37
1.15%	1.37	0.96	—	0.54	1.37
1.20%	1.91	0.94	1.00	0.54	1.37
1.25%	—	—	—	—	—
1.25%	1.60	—	0.98	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.65	—	1.22	—	—
1.25%	—	0.93	—	0.54	1.37
1.30%	1.59	0.93	0.97	0.54	1.37
1.35%	1.70	0.93	—	0.54	1.36
1.40%	1.69	0.93	—	0.54	1.36
1.45%	1.57	0.92	0.96	0.54	1.36
1.50%	1.35	0.95	—	0.54	1.36
1.55%	1.68	0.92	—	0.54	1.36
1.60%	1.67	0.92	—	0.53	1.35
1.65%	1.67	0.91	—	0.53	1.35
1.70%	1.66	0.91	—	0.53	1.35
1.75%	1.66	0.91	—	0.53	1.35
1.80%	1.66	0.91	—	0.53	1.35
1.85%	1.33	0.93	—	0.53	1.35
1.90%	1.33	0.93	—	0.53	1.34

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
0.55%	$0.99	$0.91	$—	$2.44	$0.90
0.60%	0.99	0.91	1.34	—	0.90
0.75%	0.99	0.91	—	2.38	0.89
0.85%	0.98	0.91	1.69	1.47	0.89
0.95%	0.98	0.90	1.68	2.30	0.89
1.00%	0.98	0.90	—	2.33	0.89
1.05%	0.98	0.90	1.67	1.44	0.89
1.10%	0.98	0.90	1.67	1.43	0.88
1.15%	0.98	0.90	1.33	—	0.88
1.20%	0.97	0.90	1.66	2.25	0.88
1.25%	—	—	—	2.19	—
1.25%	—	—	—	1.41	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.97	0.90	1.65	—	0.88
1.30%	0.97	0.90	1.65	1.41	0.88
1.35%	0.97	0.90	1.64	—	0.88
1.40%	0.97	0.89	1.64	—	0.88
1.45%	0.97	0.89	1.63	1.39	0.88
1.50%	0.97	0.89	1.31	—	0.87
1.55%	0.97	0.89	1.63	—	0.87
1.60%	0.96	0.89	1.62	—	0.87
1.65%	0.96	0.89	1.62	—	0.87
1.70%	0.96	0.89	1.61	—	0.87
1.75%	0.96	0.89	1.61	—	0.87
1.80%	0.96	0.88	1.60	—	0.87
1.85%	0.96	0.88	1.29	—	0.87
1.90%	0.96	0.88	1.29	—	0.87

RIVERSOURCE VARIABLE ACCOUNT 10 ■	289

Subaccount	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
0.55%	$—	$2.23	$—	$1.72	$—
0.60%	0.91	—	0.89	—	1.17
0.75%	—	2.13	—	1.67	—
0.85%	0.97	1.38	0.96	1.21	1.37
0.95%	0.96	2.06	0.96	1.61	1.36
1.00%	—	2.74	—	1.57	—
1.05%	0.96	1.35	0.95	1.18	1.35
1.10%	0.95	1.35	0.95	1.18	1.35
1.15%	0.89	—	0.88	—	1.14
1.20%	0.95	2.66	0.95	1.52	1.34
1.25%	—	1.67	—	—	—
1.25%	—	1.33	—	1.16	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.70	—
1.25%	—	—	—	—	—
1.25%	0.95	—	0.94	—	1.34
1.30%	0.94	1.32	0.94	1.16	1.33
1.35%	0.94	—	0.94	—	1.33
1.40%	0.94	—	0.94	—	1.33
1.45%	0.93	1.30	0.93	1.14	1.32
1.50%	0.88	—	0.87	—	1.13
1.55%	0.93	—	0.93	—	1.31
1.60%	0.93	—	0.93	—	1.31
1.65%	0.93	—	0.92	—	1.31
1.70%	0.92	—	0.92	—	1.30
1.75%	0.92	—	0.92	—	1.30
1.80%	0.92	—	0.92	—	1.30
1.85%	0.87	—	0.85	—	1.11
1.90%	0.87	—	0.85	—	1.11

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
0.55%	$2.36	$0.91	$1.93	$—	$1.87
0.60%	—	1.16	—	1.06	—
0.75%	2.28	0.91	1.88	—	1.81
0.85%	1.77	1.35	1.75	1.15	1.41
0.95%	2.21	1.34	1.84	1.14	1.75
1.00%	2.35	0.90	1.83	—	1.53
1.05%	1.74	1.33	1.71	1.13	1.38
1.10%	1.73	1.33	1.71	1.13	1.37
1.15%	—	1.13	—	1.04	—
1.20%	2.28	1.32	1.79	1.12	1.49
1.25%	—	—	—	—	—
1.25%	1.71	—	—	—	1.35
1.25%	—	—	—	—	—
1.25%	2.42	—	—	—	—
1.25%	—	—	—	—	1.88
1.25%	—	1.32	1.68	1.12	—
1.30%	1.70	1.31	1.67	1.12	1.35
1.35%	—	1.31	—	1.11	—
1.40%	—	1.31	—	1.11	—
1.45%	1.67	1.30	1.65	1.11	1.33
1.50%	—	1.12	—	1.03	—
1.55%	—	1.30	—	1.10	—
1.60%	—	1.29	—	1.10	—
1.65%	—	1.29	—	1.10	—
1.70%	—	1.28	—	1.09	—
1.75%	—	1.28	—	1.09	—
1.80%	—	1.28	—	1.09	—
1.85%	—	1.10	—	1.01	—
1.90%	—	1.10	—	1.01	—

290	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
0.55%	$1.11	$—	$1.21	$1.62	$—
0.60%	1.15	1.61	—	1.51	1.50
0.75%	1.09	—	1.19	1.58	—
0.85%	1.21	2.17	1.83	1.79	2.14
0.95%	1.07	2.15	1.15	1.53	2.13
1.00%	1.06	—	1.85	2.00	—
1.05%	1.19	2.14	1.79	1.75	2.11
1.10%	1.19	2.14	1.78	1.74	2.11
1.15%	1.14	1.58	—	1.49	1.48
1.20%	1.04	2.13	1.80	1.95	2.10
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	2.12	1.76	1.72	2.09
1.30%	1.16	2.11	1.75	1.71	2.09
1.35%	1.28	2.11	—	1.94	2.08
1.40%	1.28	2.10	—	1.94	2.08
1.45%	1.15	2.10	1.72	1.69	2.07
1.50%	1.13	1.56	—	1.47	1.46
1.55%	1.27	2.09	—	1.92	2.06
1.60%	1.27	2.08	—	1.91	2.05
1.65%	1.26	2.07	—	1.91	2.05
1.70%	1.26	2.07	—	1.90	2.04
1.75%	1.26	2.06	—	1.90	2.04
1.80%	1.25	2.06	—	1.89	2.03
1.85%	1.11	1.54	—	1.45	1.44
1.90%	1.11	1.54	—	1.45	1.44

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.55%	$1.49	$0.92	$1.02	$1.03	$1.03
0.60%	—	1.00	0.99	0.99	0.97
0.75%	1.44	0.92	1.02	1.02	1.03
0.85%	1.72	1.04	1.02	1.02	1.03
0.95%	1.39	1.03	1.02	1.05	1.11
1.00%	1.77	0.91	1.01	1.02	1.02
1.05%	1.69	1.03	1.02	1.05	1.11
1.10%	1.68	1.03	1.02	1.05	1.11
1.15%	—	0.98	1.02	1.05	1.10
1.20%	1.87	1.02	1.02	1.04	1.10
1.25%	—	—	—	—	—
1.25%	1.66	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.21	—	—	—	—
1.25%	—	1.02	1.01	1.01	1.02
1.30%	1.65	1.01	1.01	1.04	1.10
1.35%	—	1.01	1.01	1.04	1.10
1.40%	—	1.01	1.01	1.04	1.10
1.45%	1.63	1.01	1.01	1.04	1.10
1.50%	—	0.97	1.01	1.04	1.09
1.55%	—	1.00	1.01	1.04	1.09
1.60%	—	1.00	1.00	1.03	1.09
1.65%	—	1.00	1.00	1.03	1.09
1.70%	—	0.99	1.00	1.03	1.09
1.75%	—	0.99	1.00	1.03	1.09
1.80%	—	0.99	1.00	1.03	1.09
1.85%	—	0.96	1.00	1.03	1.08
1.90%	—	0.96	1.00	1.03	1.08

RIVERSOURCE VARIABLE ACCOUNT 10 ■	291

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
0.55%	$1.03	$—	$2.16	$—	$2.17
0.60%	0.98	1.39	—	1.49	—
0.75%	1.03	—	2.06	—	2.12
0.85%	1.03	1.70	1.77	1.92	1.69
0.95%	1.16	1.69	2.00	1.91	2.07
1.00%	1.02	—	2.06	—	2.06
1.05%	1.15	1.68	1.73	1.90	1.65
1.10%	1.07	1.67	1.73	1.89	1.65
1.15%	1.15	1.37	—	1.47	—
1.20%	1.15	1.66	2.00	1.88	2.02
1.25%	—	—	—	—	—
1.25%	—	—	1.70	—	—
1.25%	—	—	1.55	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.02	1.66	—	1.88	1.62
1.30%	1.14	1.65	1.69	1.87	1.61
1.35%	1.14	1.65	—	1.87	—
1.40%	1.14	1.65	—	1.86	—
1.45%	1.14	1.64	1.67	1.86	1.59
1.50%	1.14	1.35	—	1.46	—
1.55%	1.13	1.63	—	1.85	—
1.60%	1.06	1.63	—	1.84	—
1.65%	1.13	1.62	—	1.84	—
1.70%	1.13	1.62	—	1.83	—
1.75%	1.12	1.61	—	1.83	—
1.80%	1.12	1.61	—	1.82	—
1.85%	1.12	1.33	—	1.44	—
1.90%	1.12	1.33	—	1.43	—

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
0.55%	$—	$1.28	$—	$2.00	$—
0.60%	1.20	—	1.45	—	1.50
0.75%	—	1.24	—	1.95	—
0.85%	1.38	1.29	1.95	1.68	1.99
0.95%	1.37	1.20	1.93	1.91	1.98
1.00%	—	1.88	—	1.90	—
1.05%	1.36	1.26	1.92	1.65	1.97
1.10%	1.36	1.26	1.92	1.64	1.96
1.15%	1.21	—	1.44	—	1.49
1.20%	1.35	1.83	1.91	1.85	1.95
1.25%	—	—	—	—	—
1.25%	—	1.24	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.59	—	—	—
1.25%	1.35	—	1.90	1.61	1.95
1.30%	1.34	1.23	1.90	1.61	1.94
1.35%	1.34	—	1.89	—	1.94
1.40%	1.34	—	1.89	—	1.93
1.45%	1.33	1.21	1.88	1.58	1.93
1.50%	1.19	—	1.42	—	1.47
1.55%	1.32	—	1.87	—	1.92
1.60%	1.32	—	1.87	—	1.91
1.65%	1.32	—	1.86	—	1.91
1.70%	1.31	—	1.86	—	1.90
1.75%	1.31	—	1.85	—	1.89
1.80%	1.31	—	1.85	—	1.89
1.85%	1.17	—	1.40	—	1.45
1.90%	1.17	—	1.40	—	1.45

292	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$2.91	$—	$—	$—	$1.47
0.60%	—	1.07	1.30	1.03	—
0.75%	2.83	—	—	—	1.41
0.85%	1.74	1.04	1.82	1.03	1.15
0.95%	2.74	1.04	1.81	1.03	1.37
1.00%	2.62	—	—	—	1.19
1.05%	1.71	1.03	1.80	1.02	1.13
1.10%	1.70	1.03	1.80	1.02	1.13
1.15%	—	1.05	1.29	1.01	—
1.20%	2.55	1.02	1.79	1.01	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.67	1.02	1.78	1.01	1.11
1.30%	1.67	1.02	1.78	1.01	1.10
1.35%	—	1.02	1.77	1.00	—
1.40%	—	1.02	1.77	1.00	—
1.45%	1.64	1.01	1.76	1.00	1.09
1.50%	—	1.04	1.27	1.00	—
1.55%	—	1.01	1.75	0.99	—
1.60%	—	1.01	1.75	0.99	—
1.65%	—	1.00	1.74	0.99	—
1.70%	—	1.00	1.74	0.99	—
1.75%	—	1.00	1.73	0.98	—
1.80%	—	1.00	1.73	0.98	—
1.85%	—	1.02	1.25	0.99	—
1.90%	—	1.02	1.25	0.99	—

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$0.48	$0.96	$—	$1.30	$1.74
0.60%	—	0.96	—	—	1.46
0.75%	0.47	0.95	—	1.28	1.70
0.85%	0.49	0.95	1.22	1.26	1.80
0.95%	0.46	0.94	—	1.25	1.67
1.00%	0.46	0.94	—	1.25	1.66
1.05%	0.48	0.94	1.20	1.24	1.76
1.10%	0.48	0.94	1.19	1.23	1.75
1.15%	—	0.94	—	—	1.44
1.20%	0.45	0.94	—	1.22	1.63
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.47	0.93	1.17	1.22	1.73
1.30%	0.47	0.93	1.17	1.21	1.72
1.35%	—	0.93	—	—	1.86
1.40%	—	0.93	—	—	1.86
1.45%	0.46	0.93	1.15	1.19	1.70
1.50%	—	0.93	—	—	1.42
1.55%	—	0.92	—	—	1.84
1.60%	—	0.92	—	—	1.84
1.65%	—	0.92	—	—	1.83
1.70%	—	0.92	—	—	1.83
1.75%	—	0.92	—	—	1.82
1.80%	—	0.92	—	—	1.82
1.85%	—	0.91	—	—	1.41
1.90%	—	0.91	—	—	1.40

RIVERSOURCE VARIABLE ACCOUNT 10 ■	293

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	$1.83	$1.97	$5.59	$3.59	$1.51
0.60%	—	—	—	1.40	—
0.75%	1.77	1.91	5.41	3.49	1.46
0.85%	—	—	—	1.83	—
0.95%	1.71	1.86	5.24	3.39	1.42
1.00%	—	1.92	—	3.27	—
1.05%	—	—	—	1.80	—
1.10%	—	—	—	1.79	—
1.15%	—	—	—	1.38	—
1.20%	—	1.87	—	3.18	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.76	—
1.30%	—	—	—	1.75	—
1.35%	—	—	—	1.68	—
1.40%	—	—	—	1.67	—
1.45%	—	—	—	1.73	—
1.50%	—	—	—	1.36	—
1.55%	—	—	—	1.66	—
1.60%	—	—	—	1.65	—
1.65%	—	—	—	1.65	—
1.70%	—	—	—	1.64	—
1.75%	—	—	—	1.64	—
1.80%	—	—	—	1.64	—
1.85%	—	—	—	1.35	—
1.90%	—	—	—	1.34	—

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$1.81	$0.99	$2.91	$1.03	$1.96
0.60%	—	0.99	—	1.03	1.34
0.75%	1.76	0.98	2.82	1.03	1.90
0.85%	1.23	0.98	1.05	1.02	1.42
0.95%	1.71	0.98	2.73	1.02	1.85
1.00%	1.89	0.98	2.03	1.02	1.94
1.05%	1.21	0.98	1.03	1.02	1.40
1.10%	1.20	0.97	1.03	1.02	1.39
1.15%	—	0.97	—	1.02	1.33
1.20%	1.84	0.97	1.97	1.01	1.89
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.19	0.97	1.00	1.01	1.38
1.30%	1.18	0.97	1.01	1.01	1.36
1.35%	—	0.97	—	1.01	1.54
1.40%	—	0.97	—	1.01	1.54
1.45%	1.16	0.96	0.98	1.01	1.35
1.50%	—	0.96	—	1.01	1.31
1.55%	—	0.96	—	1.00	1.53
1.60%	—	0.96	—	1.00	1.52
1.65%	—	0.96	—	1.00	1.52
1.70%	—	0.96	—	1.00	1.51
1.75%	—	0.96	—	1.00	1.51
1.80%	—	0.96	—	1.00	1.50
1.85%	—	0.95	—	1.00	1.29
1.90%	—	0.95	—	1.00	1.29

294	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$3.71	$0.95	$4.24	$0.92	$2.81
0.60%	1.32	0.95	—	0.92	—
0.75%	3.59	0.94	4.10	0.91	2.72
0.85%	1.58	0.94	—	0.91	—
0.95%	3.47	0.94	3.97	0.91	2.63
1.00%	2.63	0.94	2.92	0.91	—
1.05%	1.55	0.93	—	0.91	—
1.10%	1.55	0.93	—	0.91	—
1.15%	1.31	0.93	—	0.91	—
1.20%	2.56	0.93	2.84	0.91	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	0.93	—	0.91	—
1.30%	1.52	0.93	—	0.91	—
1.35%	1.76	0.93	—	0.91	—
1.40%	1.76	0.93	—	0.90	—
1.45%	1.50	0.92	—	0.90	—
1.50%	1.30	0.92	—	0.90	—
1.55%	1.74	0.92	—	0.90	—
1.60%	1.74	0.92	—	0.90	—
1.65%	1.73	0.92	—	0.90	—
1.70%	1.73	0.92	—	0.90	—
1.75%	1.72	0.92	—	0.90	—
1.80%	1.72	0.92	—	0.90	—
1.85%	1.28	0.91	—	0.90	—
1.90%	1.28	0.91	—	0.90	—

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$1.81	$1.52	$1.51	$0.99	$1.97
0.60%	—	—	—	0.98	—
0.75%	1.75	1.51	1.50	0.98	1.93
0.85%	1.69	—	1.49	0.98	1.58
0.95%	1.70	1.50	1.49	0.97	1.88
1.00%	2.04	—	1.49	0.97	1.87
1.05%	1.66	—	1.48	0.97	1.55
1.10%	1.65	—	1.48	0.97	1.55
1.15%	—	—	—	0.97	—
1.20%	1.98	—	1.47	0.97	1.83
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.63	—	1.47	0.97	1.52
1.30%	1.62	—	1.47	0.97	1.52
1.35%	—	—	—	0.96	—
1.40%	—	—	—	0.96	—
1.45%	1.59	—	1.46	0.96	1.49
1.50%	—	—	—	0.96	—
1.55%	—	—	—	0.96	—
1.60%	—	—	—	0.96	—
1.65%	—	—	—	0.96	—
1.70%	—	—	—	0.95	—
1.75%	—	—	—	0.95	—
1.80%	—	—	—	0.95	—
1.85%	—	—	—	0.95	—
1.90%	—	—	—	0.95	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	295

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$—	$1.61	$—	$2.23	$1.69
0.60%	—	—	—	—	—
0.75%	—	1.60	—	2.19	1.66
0.85%	—	—	1.57	2.30	1.47
0.95%	—	1.58	—	2.15	1.63
1.00%	—	1.58	—	2.14	1.62
1.05%	—	—	1.56	2.26	1.44
1.10%	—	—	1.55	2.25	1.43
1.15%	—	—	—	—	—
1.20%	—	1.56	—	2.10	1.59
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.81	—	1.54	2.21	1.41
1.30%	—	—	1.54	2.20	1.41
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	1.53	2.17	1.39
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$1.44	$1.43	$1.38	$1.04	$1.27
0.60%	—	—	—	1.03	—
0.75%	1.43	1.42	1.34	1.03	1.23
0.85%	—	1.42	—	1.03	—
0.95%	1.42	1.41	1.30	1.02	1.20
1.00%	1.42	1.41	1.51	1.02	—
1.05%	—	1.41	—	1.02	—
1.10%	—	1.40	—	1.02	—
1.15%	—	—	—	1.02	—
1.20%	1.41	1.40	1.47	1.02	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.40	—	1.02	—
1.30%	—	1.39	—	1.01	—
1.35%	—	—	—	1.01	—
1.40%	—	—	—	1.01	—
1.45%	—	1.38	—	1.01	—
1.50%	—	—	—	1.01	—
1.55%	—	—	—	1.01	—
1.60%	—	—	—	1.01	—
1.65%	—	—	—	1.00	—
1.70%	—	—	—	1.00	—
1.75%	—	—	—	1.00	—
1.80%	—	—	—	1.00	—
1.85%	—	—	—	1.00	—
1.90%	—	—	—	1.00	—

296	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$1.02	$1.18	$0.93	$1.63	$1.24
0.60%	1.02	1.18	—	1.53	—
0.75%	1.01	1.17	0.90	1.61	1.21
0.85%	1.01	1.17	—	1.59	—
0.95%	1.01	1.17	0.87	1.58	1.17
1.00%	1.01	1.16	2.22	1.57	2.05
1.05%	1.01	1.16	—	1.56	—
1.10%	1.01	1.16	—	1.56	—
1.15%	1.00	1.16	—	1.50	—
1.20%	1.00	1.15	2.16	1.54	2.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.00	1.15	—	1.54	—
1.30%	1.00	1.15	—	1.53	—
1.35%	1.00	1.15	—	1.88	—
1.40%	1.00	1.15	—	1.88	—
1.45%	1.00	1.14	—	1.51	—
1.50%	0.99	1.14	—	1.48	—
1.55%	0.99	1.14	—	1.86	—
1.60%	0.99	1.14	—	1.86	—
1.65%	0.99	1.14	—	1.85	—
1.70%	0.99	1.13	—	1.85	—
1.75%	0.99	1.13	—	1.84	—
1.80%	0.99	1.13	—	1.84	—
1.85%	0.98	1.13	—	1.46	—
1.90%	0.98	1.13	—	1.46	—

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$1.14	$0.98	$1.82	$2.85	$1.38
0.60%	1.14	—	—	1.21	—
0.75%	1.13	0.98	1.76	2.77	1.36
0.85%	1.13	0.98	—	1.91	1.41
0.95%	1.13	0.98	1.71	2.69	1.33
1.00%	1.12	0.98	2.02	3.34	1.32
1.05%	1.12	0.98	—	1.88	1.38
1.10%	1.12	0.98	—	1.87	1.38
1.15%	1.12	—	—	1.20	—
1.20%	1.12	0.97	1.97	3.25	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.12	0.97	—	1.84	1.36
1.30%	1.12	0.97	—	1.83	1.35
1.35%	1.11	—	—	1.52	—
1.40%	1.11	—	—	1.52	—
1.45%	1.11	0.97	—	1.81	1.33
1.50%	1.11	—	—	1.18	—
1.55%	1.11	—	—	1.50	—
1.60%	1.11	—	—	1.50	—
1.65%	1.11	—	—	1.50	—
1.70%	1.10	—	—	1.49	—
1.75%	1.10	—	—	1.49	—
1.80%	1.10	—	—	1.48	—
1.85%	1.10	—	—	1.16	—
1.90%	1.10	—	—	1.16	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	297

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	$1.70	$0.93	$1.09	$—	$—
0.60%	1.19	0.93	—	1.47	—
0.75%	1.66	0.93	1.06	—	—
0.85%	1.80	0.93	1.19	1.78	1.29
0.95%	1.63	0.93	1.04	1.83	—
1.00%	1.62	0.93	1.04	—	—
1.05%	1.77	0.93	1.16	1.75	1.27
1.10%	1.76	0.93	1.16	1.74	1.26
1.15%	1.18	0.92	—	1.46	—
1.20%	1.59	0.92	1.02	1.80	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.73	0.92	1.14	1.72	1.25
1.30%	1.73	0.92	1.14	1.71	1.24
1.35%	1.56	0.92	—	1.79	—
1.40%	1.56	0.92	—	1.78	—
1.45%	1.70	0.92	1.12	1.69	1.22
1.50%	1.17	0.92	—	1.44	—
1.55%	1.54	0.92	—	1.77	—
1.60%	1.54	0.92	—	1.76	—
1.65%	1.53	0.92	—	1.76	—
1.70%	1.53	0.92	—	1.75	—
1.75%	1.53	0.92	—	1.75	—
1.80%	1.52	0.92	—	1.74	—
1.85%	1.15	0.91	—	1.42	—
1.90%	1.15	0.91	—	1.42	—

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$2.21	$1.60	$2.39	$1.33	$0.98
0.60%	1.40	0.96	1.49	0.97	0.98
0.75%	2.16	1.56	2.33	1.30	0.97
0.85%	1.64	1.45	1.78	1.32	0.97
0.95%	2.11	1.52	2.27	1.27	0.96
1.00%	2.10	1.51	2.26	1.27	0.96
1.05%	1.61	1.42	1.75	1.30	0.96
1.10%	1.60	1.41	1.74	1.29	0.96
1.15%	1.40	0.95	1.47	0.95	0.96
1.20%	2.05	1.48	2.21	1.24	0.95
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.58	1.39	1.71	1.27	0.95
1.30%	1.57	1.38	1.71	1.27	0.95
1.35%	1.65	0.94	1.94	1.06	0.95
1.40%	1.64	0.94	1.93	1.06	0.95
1.45%	1.55	1.36	1.68	1.25	0.95
1.50%	1.39	0.94	1.45	0.94	0.94
1.55%	1.63	0.94	1.92	1.05	0.94
1.60%	1.63	0.93	1.91	1.05	0.94
1.65%	1.62	0.93	1.91	1.04	0.94
1.70%	1.62	0.93	1.90	1.04	0.94
1.75%	1.61	0.93	1.90	1.04	0.93
1.80%	1.61	0.93	1.89	1.03	0.93
1.85%	1.37	0.93	1.43	0.93	0.93
1.90%	1.36	0.93	1.43	0.92	0.93

298	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
0.55%	$1.00	$2.68	$1.58	$—	$1.88
0.60%	1.00	—	—	—	—
0.75%	0.99	2.60	1.54	—	1.86
0.85%	0.99	—	—	—	—
0.95%	0.99	2.53	1.49	—	1.84
1.00%	0.98	2.62	1.63	—	1.84
1.05%	0.98	—	—	—	—
1.10%	0.98	—	—	—	—
1.15%	0.98	—	—	—	—
1.20%	0.98	2.54	1.58	—	1.82
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	—	—	2.38	—
1.30%	0.98	—	—	—	—
1.35%	0.98	—	—	—	—
1.40%	0.97	—	—	—	—
1.45%	0.97	—	—	—	—
1.50%	0.97	—	—	—	—
1.55%	0.97	—	—	—	—
1.60%	0.97	—	—	—	—
1.65%	0.97	—	—	—	—
1.70%	0.97	—	—	—	—
1.75%	0.96	—	—	—	—
1.80%	0.96	—	—	—	—
1.85%	0.96	—	—	—	—
1.90%	0.96	—	—	—	—

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$3.80	$3.23	$0.54	$1.52	$1.53
0.60%	—	—	0.54	1.27	—
0.75%	3.68	3.13	0.54	1.51	1.51
0.85%	—	—	0.54	1.50	1.50
0.95%	3.56	3.03	0.54	1.49	1.49
1.00%	—	—	0.54	1.49	1.49
1.05%	—	—	0.53	1.48	1.48
1.10%	—	—	0.53	1.48	1.48
1.15%	—	—	0.53	1.25	—
1.20%	—	—	0.53	1.47	1.47
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.53	1.47	1.47
1.30%	—	—	0.53	1.46	1.46
1.35%	—	—	0.53	1.52	—
1.40%	—	—	0.53	1.51	—
1.45%	—	—	0.53	1.45	1.45
1.50%	—	—	0.53	1.24	—
1.55%	—	—	0.53	1.50	—
1.60%	—	—	0.53	1.50	—
1.65%	—	—	0.53	1.49	—
1.70%	—	—	0.53	1.49	—
1.75%	—	—	0.52	1.48	—
1.80%	—	—	0.52	1.48	—
1.85%	—	—	0.52	1.22	—
1.90%	—	—	0.52	1.22	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	299

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	$—	$1.12	$—	$1.42	$—
0.60%	1.04	1.12	1.04	—	1.19
0.75%	—	1.12	—	1.39	—
0.85%	1.11	1.11	1.14	1.35	1.40
0.95%	1.10	1.11	1.13	1.36	1.39
1.00%	—	1.11	—	1.35	—
1.05%	1.10	1.11	1.13	1.33	1.38
1.10%	1.09	1.11	1.12	1.32	1.38
1.15%	1.02	1.10	1.02	—	1.19
1.20%	1.09	1.10	1.12	1.32	1.37
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.09	1.10	1.11	1.30	1.37
1.30%	1.08	1.10	1.11	1.29	1.36
1.35%	1.08	1.10	1.11	—	1.36
1.40%	1.08	1.10	1.11	—	1.36
1.45%	1.07	1.10	1.10	1.28	1.35
1.50%	1.01	1.09	1.00	—	1.17
1.55%	1.07	1.09	1.10	—	1.35
1.60%	1.06	1.09	1.09	—	1.34
1.65%	1.06	1.09	1.09	—	1.34
1.70%	1.06	1.09	1.09	—	1.33
1.75%	1.06	1.09	1.08	—	1.33
1.80%	1.05	1.09	1.08	—	1.33
1.85%	1.00	1.08	0.99	—	1.16
1.90%	0.99	1.08	0.99	—	1.16

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
0.55%	$1.21	$1.21	$—	$—	$—
0.60%	1.09	—	1.03	1.05	1.41
0.75%	1.20	1.20	—	—	—
0.85%	1.19	1.19	1.08	1.13	1.93
0.95%	1.19	1.19	1.08	1.12	1.92
1.00%	1.18	1.18	—	—	—
1.05%	1.18	1.18	1.07	1.11	1.91
1.10%	1.18	1.18	1.07	1.11	1.90
1.15%	1.07	—	1.05	1.02	1.37
1.20%	1.17	1.17	1.06	1.11	1.89
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	1.17	1.06	1.10	1.89
1.30%	1.16	1.16	1.06	1.10	1.88
1.35%	1.16	—	1.06	1.10	1.88
1.40%	1.16	—	1.05	1.09	1.87
1.45%	1.15	1.15	1.05	1.09	1.87
1.50%	1.05	—	1.04	1.01	1.35
1.55%	1.15	—	1.04	1.09	1.86
1.60%	1.15	—	1.04	1.08	1.85
1.65%	1.15	—	1.04	1.08	1.85
1.70%	1.14	—	1.04	1.08	1.84
1.75%	1.14	—	1.03	1.07	1.84
1.80%	1.14	—	1.03	1.07	1.83
1.85%	1.04	—	1.03	1.00	1.34
1.90%	1.04	—	1.03	1.00	1.33

300	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
0.55%	$—	$—	$—	$—	$1.77
0.60%	1.19	1.05	1.34	1.54	—
0.75%	—	—	—	—	1.73
0.85%	1.38	1.11	1.82	2.10	1.84
0.95%	1.37	1.10	1.81	2.09	1.70
1.00%	—	—	—	—	1.69
1.05%	1.37	1.10	1.80	2.08	1.81
1.10%	1.36	1.09	1.80	2.07	1.80
1.15%	1.19	1.02	1.32	1.51	—
1.20%	1.36	1.09	1.79	2.06	1.66
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.35	1.08	1.78	2.05	1.77
1.30%	1.35	1.08	1.78	2.05	1.76
1.35%	1.35	1.08	1.77	2.04	—
1.40%	1.34	1.08	1.77	2.04	—
1.45%	1.34	1.07	1.76	2.03	1.74
1.50%	1.17	1.01	1.30	1.49	—
1.55%	1.33	1.07	1.76	2.02	—
1.60%	1.33	1.06	1.75	2.01	—
1.65%	1.32	1.06	1.75	2.01	—
1.70%	1.32	1.06	1.74	2.00	—
1.75%	1.32	1.05	1.74	2.00	—
1.80%	1.31	1.05	1.73	1.99	—
1.85%	1.15	1.00	1.28	1.47	—
1.90%	1.15	0.99	1.28	1.47	—

Subaccount	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.55%	$—	$1.38	$1.38	$1.45	$1.46
0.60%	1.49	1.18	—	1.22	—
0.75%	—	1.36	1.37	1.44	1.44
0.85%	1.89	1.36	1.36	1.43	1.43
0.95%	1.88	1.35	1.35	1.42	1.42
1.00%	—	1.35	1.35	1.42	1.42
1.05%	1.87	1.34	1.34	1.41	1.41
1.10%	1.87	1.34	1.34	1.41	1.41
1.15%	1.48	1.16	—	1.20	—
1.20%	1.86	1.33	1.33	1.40	1.40
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.85	1.33	1.33	1.40	1.40
1.30%	1.85	1.32	1.32	1.39	1.39
1.35%	1.84	1.34	—	1.42	—
1.40%	1.84	1.33	—	1.42	—
1.45%	1.83	1.31	1.31	1.38	1.38
1.50%	1.46	1.15	—	1.19	—
1.55%	1.82	1.32	—	1.41	—
1.60%	1.82	1.32	—	1.40	—
1.65%	1.81	1.32	—	1.40	—
1.70%	1.81	1.31	—	1.39	—
1.75%	1.80	1.31	—	1.39	—
1.80%	1.80	1.31	—	1.39	—
1.85%	1.44	1.13	—	1.17	—
1.90%	1.43	1.13	—	1.17	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	301

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
0.55%	$1.29	$1.30	$—	$0.98	$0.97
0.60%	1.13	—	1.29	0.98	0.97
0.75%	1.28	1.28	—	0.97	0.97
0.85%	1.27	1.28	1.56	0.97	0.97
0.95%	1.27	1.27	1.55	0.97	0.97
1.00%	1.26	1.26	—	0.97	0.97
1.05%	1.26	1.26	1.55	0.97	0.97
1.10%	1.25	1.26	1.54	0.97	0.96
1.15%	1.11	—	1.28	0.97	0.96
1.20%	1.25	1.25	1.53	0.97	0.96
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.24	1.25	1.53	0.97	0.96
1.30%	1.24	1.24	1.52	0.97	0.96
1.35%	1.25	—	1.52	0.97	0.96
1.40%	1.24	—	1.52	0.96	0.96
1.45%	1.23	1.23	1.51	0.96	0.96
1.50%	1.10	—	1.27	0.96	0.96
1.55%	1.23	—	1.51	0.96	0.96
1.60%	1.23	—	1.50	0.96	0.96
1.65%	1.23	—	1.50	0.96	0.96
1.70%	1.22	—	1.49	0.96	0.96
1.75%	1.22	—	1.49	0.96	0.95
1.80%	1.22	—	1.48	0.96	0.95
1.85%	1.08	—	1.25	0.96	0.95
1.90%	1.08	—	1.25	0.96	0.95

Subaccount	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$—	$—	$—	$—	$2.74
0.60%	1.30	1.50	1.25	1.25	—
0.75%	—	—	—	—	2.67
0.85%	1.70	2.12	1.80	1.59	1.56
0.95%	1.69	2.11	1.79	1.58	2.59
1.00%	—	—	—	—	2.44
1.05%	1.68	2.10	1.78	1.57	1.53
1.10%	1.67	2.09	1.77	1.57	1.52
1.15%	1.30	1.46	1.24	1.24	—
1.20%	1.66	2.08	1.76	1.56	2.37
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.66	2.07	1.76	1.55	1.50
1.30%	1.65	2.07	1.75	1.55	1.49
1.35%	1.65	2.06	1.75	1.55	—
1.40%	1.65	2.06	1.75	1.54	—
1.45%	1.64	2.05	1.74	1.54	1.47
1.50%	1.28	1.44	1.22	1.22	—
1.55%	1.63	2.04	1.73	1.53	—
1.60%	1.63	2.03	1.73	1.52	—
1.65%	1.62	2.03	1.72	1.52	—
1.70%	1.62	2.02	1.72	1.52	—
1.75%	1.61	2.02	1.71	1.51	—
1.80%	1.61	2.01	1.71	1.51	—
1.85%	1.27	1.42	1.21	1.21	—
1.90%	1.26	1.42	1.20	1.20	—

302	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
0.55%	$—	$1.00	$—	$1.50	$—
0.60%	1.18	1.00	1.40	—	1.01
0.75%	—	1.00	—	1.46	—
0.85%	1.32	0.99	1.71	1.49	1.05
0.95%	1.31	0.99	1.70	1.43	1.05
1.00%	—	0.99	—	1.42	—
1.05%	1.31	0.99	1.69	1.46	1.04
1.10%	1.30	0.99	1.68	1.45	1.04
1.15%	1.19	0.99	1.38	—	0.99
1.20%	1.30	0.98	1.67	1.40	1.03
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.29	0.98	1.67	1.43	1.03
1.30%	1.29	0.98	1.67	1.43	1.03
1.35%	1.29	0.98	1.66	—	1.03
1.40%	1.28	0.98	1.66	—	1.02
1.45%	1.28	0.98	1.65	1.41	1.02
1.50%	1.17	0.98	1.36	—	0.98
1.55%	1.27	0.98	1.64	—	1.02
1.60%	1.27	0.97	1.64	—	1.01
1.65%	1.27	0.97	1.63	—	1.01
1.70%	1.26	0.97	1.63	—	1.01
1.75%	1.26	0.97	1.63	—	1.00
1.80%	1.26	0.97	1.62	—	1.00
1.85%	1.16	0.97	1.34	—	0.97
1.90%	1.16	0.97	1.34	—	0.97

Subaccount	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	$—	$2.30	$1.00	$3.16	$3.28
0.60%	1.54	—	0.99	—	—
0.75%	—	2.25	0.99	3.06	3.18
0.85%	1.96	1.91	1.00	1.65	1.80
0.95%	1.95	2.19	1.00	2.96	3.08
1.00%	—	2.18	0.99	3.56	2.73
1.05%	1.93	1.87	0.99	1.62	1.77
1.10%	1.93	1.86	0.99	1.62	1.76
1.15%	1.53	—	0.97	—	—
1.20%	1.92	2.13	0.98	3.46	2.66
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.91	1.84	0.98	1.59	1.73
1.30%	1.91	1.83	0.98	1.58	1.73
1.35%	1.90	—	0.98	—	—
1.40%	1.90	—	0.97	—	—
1.45%	1.89	1.80	0.97	1.56	1.70
1.50%	1.51	—	0.96	—	—
1.55%	1.88	—	0.97	—	—
1.60%	1.88	—	0.96	—	—
1.65%	1.87	—	0.96	—	—
1.70%	1.87	—	0.96	—	—
1.75%	1.86	—	0.96	—	—
1.80%	1.86	—	0.95	—	—
1.85%	1.49	—	0.95	—	—
1.90%	1.49	—	0.95	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	303

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$2.11	$1.58	$2.34	$2.16	$0.93
0.60%	—	—	1.39	1.31	0.93
0.75%	2.05	1.54	2.27	2.10	0.93
0.85%	—	1.12	1.84	2.02	0.92
0.95%	1.99	1.50	2.20	2.04	0.92
1.00%	2.09	1.50	2.29	2.35	0.92
1.05%	—	1.09	1.81	1.98	0.92
1.10%	—	1.09	1.80	1.97	0.92
1.15%	—	—	1.37	1.29	0.92
1.20%	2.04	1.46	2.23	2.28	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.07	1.77	1.94	0.91
1.30%	—	1.07	1.76	1.93	0.91
1.35%	—	—	1.75	1.76	0.91
1.40%	—	—	1.75	1.75	0.91
1.45%	—	1.05	1.74	1.90	0.91
1.50%	—	—	1.35	1.28	0.91
1.55%	—	—	1.73	1.74	0.91
1.60%	—	—	1.73	1.73	0.90
1.65%	—	—	1.72	1.73	0.90
1.70%	—	—	1.72	1.73	0.90
1.75%	—	—	1.71	1.72	0.90
1.80%	—	—	1.71	1.72	0.90
1.85%	—	—	1.33	1.26	0.90
1.90%	—	—	1.33	1.26	0.90

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	38,882	24,116	242,592	517,579	—
0.60%	—	—	—	—	—
0.75%	931,758	1,365,949	23,499,824	39,737,384	—
0.85%	477,904	1,578,883	4,654,139	16,884,243	3,014,597
0.95%	1,675,735	980,865	15,071,048	22,776,556	2,940,505
1.00%	110,335	137,524	2,900,171	5,517,317	—
1.05%	363,172	674,581	2,416,965	7,904,360	1,839,905
1.10%	1,346,196	682,655	1,208,017	6,685,214	1,671,734
1.15%	—	—	—	—	2,214
1.20%	504,013	276,896	1,389,074	2,375,103	1,422,044
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	80,863	16,307	165,623	696,568	204,058
1.30%	1,023,521	173,586	421,147	2,994,307	1,486,043
1.35%	257,941	—	—	—	945,401
1.40%	5,924	—	—	—	58,802
1.45%	124,534	21,233	121,837	516,338	222,246
1.50%	23,171	—	—	—	481,314
1.55%	9,865	—	—	—	12,458
1.60%	43,785	—	—	—	32,822
1.65%	—	—	—	—	15,592
1.70%	27,370	—	—	—	25,103
1.75%	—	—	—	—	4,581
1.80%	—	—	—	—	9,889
1.85%	103,801	—	—	—	—
1.90%	—	—	—	—	—
Total	7,148,770	5,932,595	52,090,437	106,604,969	14,389,308

304	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	513,268	3,743	285,677	154,706	198,946
0.60%	—	—	—	—	—
0.75%	9,450,157	4,159,192	8,867,968	7,652,723	5,243,463
0.85%	4,875,174	—	—	5,534,502	2,682,522
0.95%	12,551,665	3,416,986	5,982,300	6,055,065	3,221,906
1.00%	2,099,964	—	1,716,495	1,087,821	1,010,802
1.05%	2,821,807	—	—	3,618,607	1,439,008
1.10%	4,814,085	—	—	1,825,313	574,265
1.15%	31,942	—	—	—	—
1.20%	3,235,528	—	660,828	521,592	630,849
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	297,435	—	—	265,308	135,014
1.30%	2,312,836	—	—	929,628	167,893
1.35%	2,336,308	—	—	—	—
1.40%	269,458	—	—	—	—
1.45%	612,298	—	—	214,765	349,481
1.50%	233,238	—	—	—	—
1.55%	62,274	—	—	—	—
1.60%	221,417	—	—	—	—
1.65%	106,595	—	—	—	—
1.70%	167,803	—	—	—	—
1.75%	14,914	—	—	—	—
1.80%	48,383	—	—	—	—
1.85%	1,431	—	—	—	—
1.90%	—	—	—	—	—
Total	47,077,980	7,579,921	17,513,268	27,860,030	15,654,149

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	103,521	295,781	81,578	2,012	107,179
0.60%	—	—	—	—	—
0.75%	8,399,531	29,625,676	12,251,329	8,548,237	1,378,802
0.85%	—	12,126,437	6,543,720	—	2,597,264
0.95%	6,486,694	23,478,846	19,316,855	4,175,825	1,358,300
1.00%	—	5,032,675	3,109,953	1,304,109	279,670
1.05%	—	9,282,008	4,113,259	—	1,949,205
1.10%	—	5,302,300	5,954,027	—	885,047
1.15%	—	38,912	31,240	—	—
1.20%	—	4,733,149	4,354,743	523,952	149,781
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	783,724	307,265	—	47,669
1.30%	—	3,400,870	3,549,371	—	391,954
1.35%	—	1,421,548	3,354,484	—	—
1.40%	—	156,830	484,676	—	—
1.45%	—	857,562	1,579,763	—	74,255
1.50%	—	429,515	549,266	—	—
1.55%	—	162,353	108,842	—	—
1.60%	—	30,551	272,496	—	—
1.65%	—	115,237	191,100	—	—
1.70%	—	55,866	283,719	—	—
1.75%	—	—	100,905	—	—
1.80%	—	36,224	88,169	—	—
1.85%	—	43,992	144,510	—	—
1.90%	—	—	—	—	—
Total	14,989,746	97,410,056	66,771,270	14,554,135	9,219,126

RIVERSOURCE VARIABLE ACCOUNT 10 ■	305

Subaccount	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	530,411	—	493,349	3,635	385,168
0.60%	—	—	—	—	—
0.75%	42,888,111	—	50,440,907	322,679	7,401,589
0.85%	13,463,299	722,703	14,444,713	204,878	4,033,636
0.95%	37,713,782	6,571,490	35,229,182	1,624,737	9,669,106
1.00%	6,575,804	—	5,596,048	115,402	1,040,035
1.05%	8,802,010	918,497	12,322,562	116,274	3,045,563
1.10%	10,843,340	5,302,550	6,465,168	618,230	4,171,473
1.15%	27,257	—	—	—	—
1.20%	6,605,863	2,187,754	2,879,401	523,375	3,941,135
1.25%	—	—	—	—	—
1.25%	1,729,838	—	2,642,917	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	24,698,412	—	15,373,359	—	—
1.25%	—	—	—	2,671	49,794
1.30%	7,830,895	2,178,835	2,534,589	135,096	1,507,203
1.35%	3,152,730	4,701,495	—	98,956	1,987,502
1.40%	607,596	739,338	—	—	423,663
1.45%	1,926,516	1,020,922	1,369,222	25,510	392,223
1.50%	654,481	829,354	—	68,260	287,722
1.55%	322,870	11,129	—	10,529	63,788
1.60%	304,380	420,157	—	—	85,056
1.65%	53,741	156,709	—	6,834	21,662
1.70%	337,098	—	—	—	163,412
1.75%	26,453	—	—	—	987
1.80%	68,217	22,111	—	—	24,833
1.85%	77,786	—	—	—	29,243
1.90%	—	—	—	—	—
Total	169,240,890	25,783,044	149,791,417	3,877,066	38,724,793

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
0.55%	83,004	42,869	—	1,138,550	101,376
0.60%	—	—	—	—	—
0.75%	2,101,392	953,926	—	101,431,317	1,993,073
0.85%	1,048,154	655,983	970,829	37,663,604	773,292
0.95%	3,684,825	1,105,389	5,598,576	60,129,563	2,505,368
1.00%	973,094	243,292	—	12,773,517	383,024
1.05%	1,164,158	392,856	1,246,118	18,221,355	478,785
1.10%	784,505	570,438	3,005,363	10,413,111	802,126
1.15%	—	—	32,983	—	—
1.20%	493,617	488,896	2,367,087	5,342,701	523,010
1.25%	—	—	—	29,749,033	—
1.25%	—	—	—	1,706,349	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	189,945	29,615	1,798	—	48,594
1.30%	462,366	661,303	1,876,996	4,803,238	412,412
1.35%	814,942	339,997	1,659,949	—	265,349
1.40%	—	7,143	520,065	—	22,789
1.45%	378,162	145,862	440,637	1,483,652	233,167
1.50%	41,266	8,770	1,929,395	—	16,748
1.55%	—	12,560	38,599	—	7,303
1.60%	11,140	—	112,824	—	396
1.65%	—	6,782	70,984	—	—
1.70%	84,190	—	175,437	—	1,527
1.75%	—	—	939	—	—
1.80%	—	—	48,372	—	—
1.85%	—	—	175,342	—	—
1.90%	—	—	—	—	—
Total	12,314,760	5,665,681	20,272,293	284,855,990	8,568,339

306	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
0.55%	—	695,101	—	391,525	—
0.60%	—	—	—	—	—
0.75%	—	22,226,064	—	28,050,406	—
0.85%	1,469,921	11,124,146	750,237	10,288,692	2,271,141
0.95%	5,313,881	12,958,176	2,791,037	22,985,415	8,477,889
1.00%	—	2,686,334	—	3,222,814	—
1.05%	1,045,322	5,382,506	698,856	7,052,222	1,442,186
1.10%	1,616,507	4,425,715	636,071	2,372,409	3,219,873
1.15%	39,862	—	—	—	87,124
1.20%	2,778,272	971,399	1,406,744	2,629,092	3,337,586
1.25%	—	16,852,711	—	—	—
1.25%	—	582,414	—	488,676	—
1.25%	—	—	—	—	—
1.25%	—	—	—	6,288,754	—
1.25%	—	—	—	—	—
1.25%	25,414	—	6,407	—	23,177
1.30%	2,040,911	1,554,952	1,063,517	2,158,553	1,989,745
1.35%	1,959,004	—	657,664	—	2,703,015
1.40%	340,596	—	385,601	—	317,407
1.45%	299,451	335,323	190,951	559,401	631,437
1.50%	380,145	—	177,073	—	798,981
1.55%	84,269	—	60,147	—	215,694
1.60%	45,569	—	13,651	—	60,577
1.65%	172,542	—	111,665	—	104,618
1.70%	39,336	—	7,156	—	178,237
1.75%	22,639	—	—	—	1,680
1.80%	13,993	—	7,806	—	22,782
1.85%	—	—	—	—	73,011
1.90%	—	—	—	—	33,771
Total	17,687,634	79,794,841	8,964,583	86,487,959	25,989,931

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
0.55%	649,618	492,886	934,020	—	975,895
0.60%	—	—	—	—	—
0.75%	47,359,190	22,160,713	24,813,887	—	93,167,777
0.85%	13,878,808	10,298,654	9,587,808	2,041,238	28,324,658
0.95%	38,674,393	14,060,570	17,355,685	7,288,075	71,097,365
1.00%	4,652,555	4,278,833	3,142,244	—	11,475,205
1.05%	8,905,583	6,588,629	7,080,022	1,357,417	21,448,408
1.10%	4,091,458	3,942,592	2,871,106	2,127,704	7,001,236
1.15%	—	77,242	—	51,132	—
1.20%	3,560,780	4,395,586	2,524,981	2,160,823	9,169,369
1.25%	—	—	—	—	—
1.25%	598,267	—	—	—	1,483,085
1.25%	—	—	—	—	—
1.25%	12,793,050	—	—	—	—
1.25%	—	—	—	—	20,652,375
1.25%	—	580,048	398,926	92,078	—
1.30%	2,121,715	2,934,640	2,039,440	2,639,741	5,083,008
1.35%	—	1,247,053	—	1,204,173	—
1.40%	—	529,774	—	447,037	—
1.45%	1,391,249	996,587	619,553	539,277	1,906,349
1.50%	—	850,547	—	209,368	—
1.55%	—	288,565	—	207,343	—
1.60%	—	92,363	—	85,023	—
1.65%	—	151,398	—	283,682	—
1.70%	—	102,335	—	46,464	—
1.75%	—	1,121	—	—	—
1.80%	—	4,759	—	14,879	—
1.85%	—	92,801	—	—	—
1.90%	—	—	—	102,892	—
Total	138,676,666	74,167,696	71,367,672	20,898,346	271,784,730

RIVERSOURCE VARIABLE ACCOUNT 10 ■	307

Subaccount	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
0.55%	452,769	—	1,329,950	773,856	—
0.60%	—	—	—	—	—
0.75%	8,761,335	—	67,474,439	41,506,532	—
0.85%	5,203,788	447,239	5,679,313	9,639,368	291,298
0.95%	8,033,341	3,555,732	37,898,991	40,321,103	2,274,569
1.00%	1,381,774	—	3,711,375	4,389,983	—
1.05%	2,654,902	1,099,471	2,988,754	5,707,029	376,908
1.10%	2,959,168	1,404,769	1,574,380	8,407,265	889,316
1.15%	11,033	23,469	—	90,424	26,487
1.20%	1,707,935	1,957,401	1,787,333	5,726,678	705,087
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	474,256	10,534	250,010	408,506	—
1.30%	1,675,284	1,093,915	489,316	4,884,941	955,311
1.35%	839,128	1,278,054	—	3,022,121	1,219,635
1.40%	87,132	78,784	—	279,703	50,730
1.45%	229,174	161,264	147,217	1,113,058	184,886
1.50%	169,171	218,963	—	575,208	89,068
1.55%	43,619	70,721	—	89,593	34,633
1.60%	48,165	85,762	—	155,046	87,139
1.65%	23,251	33,068	—	569,393	27,993
1.70%	15,913	89,307	—	188,683	50,347
1.75%	—	325	—	17,924	—
1.80%	4,701	3,356	—	3,469	3,187
1.85%	4,104	—	—	56,999	4,883
1.90%	—	—	—	—	—
Total	34,779,943	11,612,134	123,331,078	127,926,882	7,271,477

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.55%	365,628	47,718	1,536,867	481,521	8,409,402
0.60%	—	—	—	—	—
0.75%	99,257,910	3,112,759	4,914,371	18,517,004	289,765,517
0.85%	3,604,806	1,798,171	24,170,887	81,580,042	1,475,624,051
0.95%	51,782,182	4,607,594	84,218,745	342,066,568	2,461,499,593
1.00%	4,812,249	212,962	60,114	2,631,544	28,002,998
1.05%	2,057,381	936,826	9,936,820	29,216,963	433,187,417
1.10%	915,518	2,528,942	49,423,040	203,172,458	1,150,171,933
1.15%	—	20,712	—	—	3,221,374
1.20%	1,911,830	1,814,637	9,711,762	39,217,354	242,820,411
1.25%	—	—	—	—	—
1.25%	302,416	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	57,778,632	—	—	—	—
1.25%	—	109,639	621	—	160,175
1.30%	653,379	740,746	9,254,121	27,306,725	108,569,767
1.35%	—	830,693	5,790,649	29,866,216	124,537,723
1.40%	—	338,143	578,781	460,935	4,202,341
1.45%	128,083	293,071	2,333,804	7,181,286	12,098,157
1.50%	—	264,187	546,492	1,930,769	4,918,031
1.55%	—	103,908	130,501	416,032	2,416,155
1.60%	—	16,252	133,995	362,139	3,034,737
1.65%	—	314,193	2,944	466,508	1,447,352
1.70%	—	279,521	575,100	1,700,826	741,211
1.75%	—	—	—	213,883	136,314
1.80%	—	—	—	25,802	—
1.85%	—	42,663	1,709,764	664,192	269,299
1.90%	—	—	—	—	—
Total	223,570,014	18,413,337	205,029,378	787,478,767	6,355,233,958

308	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
0.55%	3,432,201	—	76,868	—	342,260
0.60%	—	—	—	—	—
0.75%	183,214,380	—	15,090,037	—	12,168,877
0.85%	993,340,314	373,528	3,033,700	347,119	9,958,887
0.95%	4,166,843,180	1,602,865	8,696,490	2,636,510	7,690,880
1.00%	22,192,237	—	803,719	—	1,486,844
1.05%	1,170,863,297	210,513	1,619,847	526,327	4,962,737
1.10%	1,498,588,781	888,529	670,284	978,133	2,470,524
1.15%	9,289,975	2,710	—	6,388	—
1.20%	324,682,115	831,971	382,539	1,396,083	648,449
1.25%	—	—	—	—	—
1.25%	—	—	36,667	—	—
1.25%	—	—	17,356,468	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	124,992	15,349	—	—	190,174
1.30%	387,668,608	581,507	318,098	734,446	1,225,862
1.35%	197,102,568	820,121	—	804,312	—
1.40%	32,217,925	49,929	—	140,680	—
1.45%	25,548,260	84,421	104,537	118,178	270,565
1.50%	19,463,146	84,411	—	483,048	—
1.55%	16,685,587	9,254	—	23,141	—
1.60%	6,721,161	50,238	—	56,767	—
1.65%	4,933,076	16,890	—	59,678	—
1.70%	7,105,036	63,427	—	29,784	—
1.75%	4,673,080	27,267	—	190	—
1.80%	101,864	—	—	55,462	—
1.85%	602,061	5,315	—	30,004	—
1.90%	49,825	—	—	—	—
Total	9,075,443,669	5,718,245	48,189,254	8,426,250	41,416,059

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
0.55%	—	410,883	—	211,050	—
0.60%	—	—	—	—	—
0.75%	—	17,828,808	—	6,782,223	—
0.85%	1,105,700	3,637,127	203,482	2,766,315	133,195
0.95%	3,028,210	11,585,510	1,990,116	5,339,260	1,309,712
1.00%	—	1,131,971	—	651,955	—
1.05%	1,199,222	2,939,796	292,307	1,721,969	104,882
1.10%	994,359	1,272,548	663,907	609,028	533,221
1.15%	—	—	—	—	—
1.20%	1,815,672	751,716	811,749	600,340	1,179,746
1.25%	—	—	—	—	—
1.25%	—	111,838	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	19,592,737	—	—	—
1.25%	—	—	4,917	58,807	—
1.30%	442,952	565,141	544,508	414,809	477,775
1.35%	962,650	—	658,669	—	405,897
1.40%	99,403	—	76,380	—	67,662
1.45%	244,634	112,824	133,181	78,104	22,687
1.50%	275,671	—	113,872	—	15,858
1.55%	41,736	—	32,099	—	18,167
1.60%	27,679	—	8,211	—	3,189
1.65%	69,766	—	42,672	—	22,245
1.70%	36,077	—	66,453	—	22,937
1.75%	—	—	23,171	—	—
1.80%	469	—	77,711	—	34,858
1.85%	6,168	—	—	—	4,928
1.90%	—	—	—	—	—
Total	10,350,368	59,940,899	5,743,405	19,233,860	4,356,959

RIVERSOURCE VARIABLE ACCOUNT 10 ■	309

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	99,763	—	—	—	983,735
0.60%	—	—	—	—	—
0.75%	8,711,687	—	—	—	29,036,194
0.85%	1,938,689	1,501,535	627,799	332,274	8,650,590
0.95%	5,623,398	6,561,675	2,230,186	2,878,835	25,127,649
1.00%	870,628	—	—	—	3,404,025
1.05%	1,591,970	1,137,866	455,521	740,881	5,248,506
1.10%	875,468	2,610,138	803,634	1,701,778	1,848,555
1.15%	—	119,479	15,990	39,578	—
1.20%	364,025	3,302,774	1,140,667	852,395	3,391,668
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	68,325	63,578	12,235	—	865,486
1.30%	482,932	2,655,919	641,500	627,021	2,030,618
1.35%	—	1,831,985	554,096	546,920	—
1.40%	—	411,994	151,679	21,500	—
1.45%	37,412	316,464	48,481	298,512	1,240,068
1.50%	—	581,653	132,361	273,901	—
1.55%	—	515,350	31,721	55,454	—
1.60%	—	51,366	49,963	9,304	—
1.65%	—	182,536	51,120	132,826	—
1.70%	—	98,734	837	74,556	—
1.75%	—	8,544	18,614	—	—
1.80%	—	18,285	42,943	3,367	—
1.85%	—	34,175	—	12,269	—
1.90%	—	—	—	—	—
Total	20,664,297	22,004,050	7,009,347	8,601,371	81,827,094

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	459,904	221,118	—	1,325,665	1,842,171
0.60%	—	—	—	—	—
0.75%	17,134,461	7,059,694	—	45,916,953	83,777,489
0.85%	6,148,307	2,399,440	2,393,610	20,459,963	37,806,025
0.95%	12,146,036	7,132,740	—	38,704,916	63,576,286
1.00%	3,524,963	517,290	—	7,568,142	12,733,978
1.05%	3,938,515	2,009,059	1,641,530	12,910,297	23,488,600
1.10%	3,623,499	1,305,522	1,021,820	7,576,123	19,079,922
1.15%	—	—	—	—	74,799
1.20%	1,067,585	1,267,912	—	4,727,014	11,917,680
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	327,452	186,585	187,294	1,719,107	2,874,182
1.30%	1,504,112	914,827	259,058	5,699,455	9,956,221
1.35%	—	790,021	—	—	3,368,389
1.40%	—	268,887	—	—	588,872
1.45%	424,502	274,633	211,869	2,759,060	2,932,554
1.50%	—	172,174	—	—	1,041,305
1.55%	—	77,030	—	—	172,191
1.60%	—	46,253	—	—	78,475
1.65%	—	20,451	—	—	187,802
1.70%	—	44,872	—	—	165,008
1.75%	—	9,164	—	—	39,791
1.80%	—	—	—	—	46,695
1.85%	—	15,773	—	—	54,978
1.90%	—	—	—	—	33,142
Total	50,299,336	24,733,445	5,715,181	149,366,695	275,836,555

310	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	65,760	116,818	87,453	823,347	21,287
0.60%	—	—	—	—	—
0.75%	14,914,566	33,898,232	10,080,866	50,778,141	6,110,799
0.85%	—	—	—	27,594,398	—
0.95%	11,131,348	20,243,420	7,300,444	31,976,201	4,437,238
1.00%	—	4,676,488	—	8,870,269	—
1.05%	—	—	—	13,028,822	—
1.10%	—	—	—	10,508,131	—
1.15%	—	—	—	23,211	—
1.20%	—	2,290,708	—	5,488,169	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,338,834	—
1.30%	—	—	—	5,024,844	—
1.35%	—	—	—	1,869,749	—
1.40%	—	—	—	292,031	—
1.45%	—	—	—	1,119,483	—
1.50%	—	—	—	301,421	—
1.55%	—	—	—	54,179	—
1.60%	—	—	—	105,603	—
1.65%	—	—	—	97,305	—
1.70%	—	—	—	43,436	—
1.75%	—	—	—	31,337	—
1.80%	—	—	—	26,979	—
1.85%	—	—	—	36,186	—
1.90%	—	—	—	—	—
Total	26,111,674	61,225,666	17,468,763	159,432,076	10,569,324

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	343,398	90,982	368,890	317,930	204,553
0.60%	—	—	—	—	—
0.75%	16,089,247	11,861,620	20,751,242	7,995,032	19,782,698
0.85%	7,239,438	5,619,491	11,058,068	5,304,043	11,667,797
0.95%	10,508,673	14,724,483	13,307,019	11,688,442	15,351,750
1.00%	2,284,570	1,949,630	3,512,185	1,225,233	3,942,163
1.05%	3,539,619	5,987,312	5,127,576	4,501,753	7,031,401
1.10%	2,011,066	4,411,067	3,775,874	5,696,182	4,901,360
1.15%	—	—	—	—	1,758
1.20%	1,109,300	3,345,215	1,732,701	5,120,568	2,316,786
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	372,710	506,325	558,788	209,871	672,976
1.30%	876,418	1,762,604	2,458,418	2,675,825	2,964,280
1.35%	—	1,630,653	—	2,489,707	587,756
1.40%	—	125,671	—	364,696	34,757
1.45%	333,104	1,024,178	336,885	2,141,466	616,224
1.50%	—	466,738	—	367,084	99,616
1.55%	—	—	—	163,864	25,631
1.60%	—	143,617	—	149,064	10,332
1.65%	—	—	—	75,301	44,043
1.70%	—	133,284	—	292,331	20,940
1.75%	—	29,432	—	24,432	7,675
1.80%	—	5,575	—	46,836	50,056
1.85%	—	41,862	—	99,326	17,470
1.90%	—	—	—	—	—
Total	44,707,543	53,859,739	62,987,646	50,948,986	70,352,022

RIVERSOURCE VARIABLE ACCOUNT 10 ■	311

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	220,791	91,932	383,074	409,674	1,284
0.60%	—	—	—	—	—
0.75%	13,068,097	8,164,230	24,146,846	659,882	1,412,046
0.85%	8,036,205	5,032,188	—	286,818	—
0.95%	9,354,556	10,469,020	15,170,188	1,400,680	973,557
1.00%	2,527,525	2,004,793	4,432,532	31,887	—
1.05%	3,470,924	2,512,483	—	376,419	—
1.10%	3,279,487	2,739,447	—	375,270	—
1.15%	30,185	—	—	—	—
1.20%	2,004,852	2,335,428	2,159,761	336,833	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	188,233	281,836	—	—	—
1.30%	1,639,976	1,206,508	—	291,804	—
1.35%	894,962	1,335,062	—	128,707	—
1.40%	153,243	41,548	—	—	—
1.45%	252,613	683,091	—	56,576	—
1.50%	184,191	106,786	—	38,480	—
1.55%	23,881	40,133	—	15,518	—
1.60%	51,088	62,593	—	1,877	—
1.65%	15,174	27,202	—	4,326	—
1.70%	36,265	141,516	—	43,751	—
1.75%	2,146	47,705	—	10,374	—
1.80%	313	37,435	—	—	—
1.85%	—	22,299	—	25,455	—
1.90%	—	—	—	—	—
Total	45,434,707	37,383,235	46,292,401	4,494,331	2,386,887

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	405,025	2,264	28,140	313,022	518,934
0.60%	—	—	—	—	—
0.75%	34,522,287	5,594,338	20,234,069	5,830,342	36,593,878
0.85%	5,663,913	—	2,177,072	3,207,076	9,120,814
0.95%	23,887,783	3,396,336	10,774,014	8,537,158	20,411,981
1.00%	3,038,564	—	2,812,885	2,637,532	7,637,283
1.05%	2,980,736	—	1,188,290	1,847,762	4,932,966
1.10%	1,001,371	—	369,398	3,738,976	2,546,114
1.15%	—	—	—	—	—
1.20%	1,573,221	—	1,178,457	3,496,229	3,560,153
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	284,441	—	93,629	238,661	460,778
1.30%	581,764	—	346,779	3,170,814	1,747,356
1.35%	—	—	—	1,275,209	—
1.40%	—	—	—	114,674	—
1.45%	113,014	—	86,475	982,270	335,485
1.50%	—	—	—	317,868	—
1.55%	—	—	—	35,502	—
1.60%	—	—	—	206,132	—
1.65%	—	—	—	63,023	—
1.70%	—	—	—	117,176	—
1.75%	—	—	—	48,704	—
1.80%	—	—	—	25,730	—
1.85%	—	—	—	43,366	—
1.90%	—	—	—	—	—
Total	74,052,119	8,992,938	39,289,208	36,247,226	87,865,742

312	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	—	145,277	—	288,050	372,019
0.60%	—	—	—	—	—
0.75%	—	9,480,044	—	9,966,819	19,631,968
0.85%	—	—	4,463,697	6,090,725	9,471,626
0.95%	—	5,126,222	—	6,813,082	15,354,482
1.00%	—	1,539,424	—	1,451,549	2,624,549
1.05%	—	—	3,036,057	3,842,145	5,566,226
1.10%	—	—	1,631,096	2,703,416	2,945,208
1.15%	—	—	—	—	—
1.20%	—	767,559	—	521,360	1,075,829
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	28,818,073	—	228,086	190,813	381,347
1.30%	—	—	701,928	859,049	1,083,788
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	196,256	195,800	251,058
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	28,818,073	17,058,526	10,257,120	32,922,808	58,758,100

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	84,800	124,870	367,868	154,261	18,364
0.60%	—	—	—	—	—
0.75%	6,252,737	6,478,086	10,720,192	4,501,910	7,684,953
0.85%	—	2,127,352	—	3,692,488	—
0.95%	4,277,120	3,526,751	5,646,655	7,481,512	3,910,272
1.00%	113,134	876,975	1,633,046	1,202,771	—
1.05%	—	994,881	—	2,208,422	—
1.10%	—	933,418	—	4,414,088	—
1.15%	—	—	—	—	—
1.20%	147,305	478,104	505,870	2,298,814	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	102,242	—	160,290	—
1.30%	—	264,924	—	2,473,690	—
1.35%	—	—	—	1,702,732	—
1.40%	—	—	—	130,833	—
1.45%	—	105,674	—	905,476	—
1.50%	—	—	—	161,916	—
1.55%	—	—	—	112,966	—
1.60%	—	—	—	32,769	—
1.65%	—	—	—	2,899	—
1.70%	—	—	—	200,103	—
1.75%	—	—	—	7,809	—
1.80%	—	—	—	—	—
1.85%	—	—	—	148,151	—
1.90%	—	—	—	—	—
Total	10,875,096	16,013,277	18,873,631	31,993,900	11,613,589

RIVERSOURCE VARIABLE ACCOUNT 10 ■	313

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	209,544	—	73,338	309,134	142,736
0.60%	—	—	—	—	—
0.75%	8,003,224	1,411,612	13,269,309	8,758,130	13,771,936
0.85%	5,432,706	2,342,827	—	7,268,406	—
0.95%	12,007,947	2,159,728	7,402,893	7,361,802	10,548,964
1.00%	1,463,742	1,656	219,332	1,349,500	325,258
1.05%	3,141,539	762,286	—	2,994,062	—
1.10%	2,374,220	504,535	—	2,118,003	—
1.15%	—	—	—	16,671	—
1.20%	2,494,159	355,016	84,548	1,035,786	156,971
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	514,665	8,506	—	247,105	—
1.30%	1,254,310	160,724	—	956,474	—
1.35%	814,605	257,879	—	485,141	—
1.40%	109,869	128,779	—	3,630	—
1.45%	1,061,480	215,886	—	389,298	—
1.50%	237,858	204,969	—	87,127	—
1.55%	56,682	24,276	—	27,484	—
1.60%	80,591	34,293	—	9,573	—
1.65%	9,217	286,423	—	—	—
1.70%	53,258	32,109	—	12,305	—
1.75%	—	—	—	—	—
1.80%	35,241	4,519	—	3,611	—
1.85%	11,661	7,889	—	—	—
1.90%	45,600	—	—	—	—
Total	39,412,118	8,903,912	21,049,420	33,433,242	24,945,865

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	90,048	143,285	158,281	518,000	345,765
0.60%	—	—	—	—	—
0.75%	2,966,868	29,852,432	11,053,994	22,267,226	11,978,052
0.85%	2,469,020	4,371,736	—	14,038,172	5,997,203
0.95%	3,086,456	18,780,458	7,469,942	17,604,021	8,632,748
1.00%	461,228	4,162,522	997,837	2,368,418	2,438,668
1.05%	1,101,464	4,032,176	—	7,828,898	3,840,567
1.10%	2,427,129	2,412,363	—	5,455,070	2,694,900
1.15%	—	—	—	7,854	—
1.20%	839,166	1,465,543	529,970	2,380,183	1,071,435
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	150,496	717,880	—	404,737	266,272
1.30%	1,038,058	1,054,056	—	2,660,369	1,404,151
1.35%	426,339	—	—	1,244,620	—
1.40%	5,736	—	—	478,034	—
1.45%	201,141	432,478	—	866,994	284,730
1.50%	44,749	—	—	1,040,242	—
1.55%	37,976	—	—	138,880	—
1.60%	91,732	—	—	118,097	—
1.65%	62,788	—	—	86,204	—
1.70%	475,224	—	—	83,776	—
1.75%	—	—	—	26,523	—
1.80%	50,282	—	—	49,463	—
1.85%	21,954	—	—	102,181	—
1.90%	—	—	—	—	—
Total	16,047,854	67,424,929	20,210,024	79,767,962	38,954,491

314	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	131,304	30,045	307,285	—	—
0.60%	—	—	—	—	—
0.75%	5,011,156	624,698	4,606,305	—	—
0.85%	3,441,833	204,117	2,611,355	1,526,426	1,669,270
0.95%	4,823,109	1,027,678	3,296,035	545,398	—
1.00%	832,251	18,343	506,956	—	—
1.05%	2,333,782	182,740	1,300,470	706,528	878,300
1.10%	1,535,459	277,282	1,078,778	524,688	320,531
1.15%	4,481	—	—	—	—
1.20%	865,249	373,021	206,422	230,264	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	234,265	—	84,967	107,186	72,054
1.30%	774,432	362,057	506,439	154,297	285,993
1.35%	297,193	198,181	—	90,811	—
1.40%	55,867	18,582	—	—	—
1.45%	156,128	111,403	53,618	47,117	119,646
1.50%	71,444	82,972	—	202,032	—
1.55%	62,150	15,024	—	11,265	—
1.60%	9,293	—	—	401	—
1.65%	6,653	—	—	105,650	—
1.70%	14,871	125,050	—	1,518	—
1.75%	3,442	9,121	—	—	—
1.80%	50,431	12,585	—	19,462	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	20,714,793	3,672,899	14,558,630	4,273,043	3,345,794

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	380,984	1,551,615	334,638	278,981	3,634
0.60%	—	—	—	—	—
0.75%	16,674,840	91,448,164	10,064,128	22,910,663	488,777
0.85%	8,125,319	33,509,024	6,004,210	10,502,897	129,620
0.95%	12,573,157	71,088,920	9,199,643	21,290,622	1,206,321
1.00%	3,714,336	13,183,090	2,389,375	3,617,402	74,783
1.05%	5,460,586	23,923,171	4,958,832	7,991,713	480,057
1.10%	3,994,409	12,174,977	3,049,649	3,647,529	653,540
1.15%	4,939	5,237	—	—	—
1.20%	3,116,626	9,455,634	1,973,079	3,992,151	370,236
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	801,445	1,858,664	336,045	913,471	2,282
1.30%	2,385,646	8,408,370	1,812,692	2,943,056	504,024
1.35%	1,607,350	593,856	758,028	633,662	267,469
1.40%	160,969	—	94,635	88,425	300,280
1.45%	607,524	2,802,896	327,824	794,749	29,627
1.50%	179,772	101,220	150,363	478,181	85,520
1.55%	147,019	51,041	66,816	95,410	971
1.60%	104,569	7,804	44,078	12,509	71
1.65%	47,213	5,666	10,822	166,817	126,597
1.70%	88,321	87,783	3,197	4,268	—
1.75%	30,986	—	18,208	63,574	—
1.80%	28,567	—	712	4,698	—
1.85%	—	25,594	3,144	—	—
1.90%	—	—	—	—	—
Total	60,234,577	270,282,726	41,600,118	80,430,778	4,723,809

RIVERSOURCE VARIABLE ACCOUNT 10 ■	315

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
0.55%	67,886	161,726	86,479	—	16,021
0.60%	—	—	—	—	—
0.75%	2,518,200	7,902,371	6,243,370	—	8,756,657
0.85%	1,027,716	—	—	—	—
0.95%	4,281,043	4,932,684	4,323,179	—	5,636,079
1.00%	568,826	1,456,917	793,591	—	319,636
1.05%	698,915	—	—	—	—
1.10%	1,388,859	—	—	—	—
1.15%	—	—	—	—	—
1.20%	928,326	505,754	335,422	—	207,532
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,426	—	—	25,132,977	—
1.30%	671,877	—	—	—	—
1.35%	865,573	—	—	—	—
1.40%	—	—	—	—	—
1.45%	458,786	—	—	—	—
1.50%	63,523	—	—	—	—
1.55%	32,894	—	—	—	—
1.60%	10,409	—	—	—	—
1.65%	—	—	—	—	—
1.70%	83,252	—	—	—	—
1.75%	238,881	—	—	—	—
1.80%	—	—	—	—	—
1.85%	77,172	—	—	—	—
1.90%	—	—	—	—	—
Total	14,008,564	14,959,452	11,782,041	25,132,977	14,935,925

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	20,082	26,442	159,214	1,798,938	6,778,465
0.60%	—	—	—	—	—
0.75%	2,541,078	3,247,943	1,726,116	60,287,802	114,075,111
0.85%	—	—	2,036,269	294,272,402	315,909,197
0.95%	2,098,262	2,720,413	2,336,807	194,757,544	47,380,930
1.00%	—	—	603,094	7,616,977	12,880,366
1.05%	—	—	516,745	19,480,161	101,828,042
1.10%	—	—	1,360,750	40,657,095	57,649,934
1.15%	—	—	47,642	53,240	—
1.20%	—	—	526,230	100,482,637	3,505,518
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	66,825	1,797,483	4,285,859
1.30%	—	—	408,770	19,776,989	12,829,921
1.35%	—	—	240,625	7,149,922	—
1.40%	—	—	21,323	5,426,937	—
1.45%	—	—	34,201	6,341,004	1,077,239
1.50%	—	—	59,728	1,808,565	—
1.55%	—	—	—	778,533	—
1.60%	—	—	4,958	587,167	—
1.65%	—	—	6,924	3,407,794	—
1.70%	—	—	5,953	365,408	—
1.75%	—	—	13,834	544,268	—
1.80%	—	—	—	—	—
1.85%	—	—	—	213,820	—
1.90%	—	—	—	—	—
Total	4,659,422	5,994,798	10,176,008	767,604,686	678,200,582

316	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	—	248,125	—	464,801	—
0.60%	—	—	—	—	—
0.75%	—	4,835,263	—	30,622,371	—
0.85%	505,203	1,842,845	373,360	9,613,197	1,129,708
0.95%	2,338,495	5,051,413	1,994,478	22,150,703	4,306,342
1.00%	—	996,973	—	4,006,617	—
1.05%	228,344	1,232,803	359,719	5,680,835	837,351
1.10%	582,181	1,526,325	684,485	2,103,553	1,736,161
1.15%	—	—	—	—	65,476
1.20%	1,263,489	917,588	983,718	3,388,035	3,591,737
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	531,140	2,527	557,779	2,544
1.30%	725,823	922,130	725,333	2,138,652	1,195,699
1.35%	690,787	919,278	515,098	—	1,139,223
1.40%	78,125	—	170,653	—	383,728
1.45%	105,364	442,825	238,680	861,289	160,668
1.50%	90,126	48,201	133,024	—	364,723
1.55%	41,183	21,164	20,214	—	90,679
1.60%	6,631	44,721	95,235	—	61,992
1.65%	64,705	25,090	30,351	—	39,391
1.70%	18,868	—	104,584	—	58,517
1.75%	—	—	18,494	—	—
1.80%	26,043	—	39,521	—	—
1.85%	—	9,148	—	—	8,703
1.90%	—	—	—	—	—
Total	6,765,367	19,615,032	6,489,474	81,587,832	15,172,642

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
0.55%	2,445,293	308,777	—	—	—
0.60%	—	—	—	—	—
0.75%	40,297,827	65,986,104	—	—	—
0.85%	79,356,318	201,988,140	1,113,896	1,138,952	442,565
0.95%	94,923,559	56,974,191	3,314,851	6,454,163	1,231,886
1.00%	5,793,255	6,291,292	—	—	—
1.05%	21,829,413	125,527,494	450,378	1,922,111	216,274
1.10%	19,511,587	52,519,589	864,144	3,660,349	476,594
1.15%	12,116	—	3,633	23,124	—
1.20%	58,818,158	6,583,491	1,301,268	5,289,184	679,272
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,828,250	7,405,154	15,480	27,759	—
1.30%	28,871,584	33,895,145	895,709	2,168,638	275,482
1.35%	10,452,118	—	583,376	2,887,126	194,757
1.40%	9,804,338	—	12,631	393,736	76,748
1.45%	9,115,862	15,755,857	96,652	688,767	72,754
1.50%	2,039,510	—	93,526	503,872	73,134
1.55%	4,713,423	—	15,661	296,271	27,583
1.60%	1,063,666	—	9,644	159,952	6,892
1.65%	3,502,617	—	22,620	306,641	4,106
1.70%	4,487,881	—	—	232,579	42,864
1.75%	773,462	—	16,046	8,035	11,164
1.80%	1,748,348	—	535	136,232	19,711
1.85%	381,738	—	17,459	11,398	—
1.90%	633,698	—	—	54,671	—
Total	404,404,021	573,235,234	8,827,509	26,363,560	3,851,786

RIVERSOURCE VARIABLE ACCOUNT 10 ■	317

Subaccount	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
0.55%	—	—	—	—	424,909
0.60%	—	—	—	—	—
0.75%	—	—	—	—	29,670,450
0.85%	859,250	614,465	329,003	429,552	15,681,813
0.95%	5,379,592	1,400,314	2,001,478	853,478	17,097,427
1.00%	—	—	—	—	3,530,924
1.05%	445,094	242,683	344,924	214,442	7,951,107
1.10%	1,512,209	689,857	778,186	283,434	4,186,630
1.15%	14,571	—	421	3,116	—
1.20%	1,987,721	968,884	1,128,285	436,541	1,509,956
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	16,646	—	836,750
1.30%	924,278	496,090	352,769	245,953	1,949,356
1.35%	1,377,756	968,280	823,667	308,227	—
1.40%	309,941	128,740	129,074	54,189	—
1.45%	195,162	155,258	199,537	41,958	465,886
1.50%	174,728	83,676	384,001	15,084	—
1.55%	38,580	95,171	10,167	19,223	—
1.60%	126,390	8,912	26,704	9,885	—
1.65%	79,553	71,665	17,344	36,143	—
1.70%	86,689	96,770	22,867	15,563	—
1.75%	10,314	1,093	17,537	343	—
1.80%	27,250	2,542	21,333	711	—
1.85%	18,221	22,988	14,448	—	—
1.90%	—	—	—	—	—
Total	13,567,299	6,047,388	6,618,391	2,967,842	83,305,208

Subaccount	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.55%	—	2,869,315	11,957,498	1,793,751	9,852,896
0.60%	—	—	—	—	—
0.75%	—	332,868,285	868,372,543	196,684,271	428,535,880
0.85%	349,593	1,543,740,563	3,241,769,406	985,363,573	1,140,429,098
0.95%	3,384,430	1,290,607,172	534,847,161	690,999,490	217,245,155
1.00%	—	43,272,851	96,808,897	22,191,744	41,211,525
1.05%	369,063	137,136,267	1,312,566,432	74,985,295	415,513,473
1.10%	1,271,678	230,941,286	745,591,943	138,539,736	194,702,536
1.15%	17,077	1,109,967	—	285,061	—
1.20%	1,517,711	817,719,306	48,141,247	363,006,612	11,325,300
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	15,648,673	28,829,035	8,378,827	19,412,574
1.30%	582,581	163,883,558	307,752,102	74,274,766	54,507,768
1.35%	1,076,233	75,558,140	—	35,791,008	—
1.40%	192,935	49,765,425	—	17,937,216	—
1.45%	165,310	74,996,215	25,709,305	32,802,968	5,912,034
1.50%	382,172	22,306,565	—	9,329,781	—
1.55%	69,467	14,787,397	—	2,717,474	—
1.60%	22,121	12,366,326	—	4,235,616	—
1.65%	79,377	23,430,505	—	10,145,725	—
1.70%	90,090	9,954,217	—	2,237,115	—
1.75%	4,891	4,247,636	—	1,598,575	—
1.80%	17,605	1,581,574	—	423,409	—
1.85%	77,564	3,781,331	—	405,233	—
1.90%	—	107,048	—	—	—
Total	9,669,898	4,872,679,622	7,222,345,569	2,674,127,246	2,538,648,239

318	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
0.55%	1,458,557	4,127,153	—	7,673	—
0.60%	—	—	—	—	—
0.75%	104,766,458	197,656,324	—	256,807	574,626
0.85%	238,103,409	575,433,151	1,133,505	78,169	195,668
0.95%	299,355,714	154,486,479	3,922,638	724,090	803,638
1.00%	14,626,027	24,737,713	—	14,471	29,801
1.05%	48,963,281	299,616,313	713,566	142,552	139,723
1.10%	53,926,149	177,374,757	1,735,003	42,058	196,808
1.15%	517,469	—	69,206	—	—
1.20%	157,110,281	16,266,488	1,993,703	672,079	303,671
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,278,959	13,638,615	—	24,975	50,120
1.30%	52,750,911	103,518,545	1,053,538	102,319	188,144
1.35%	22,836,799	—	1,370,262	40,839	239,370
1.40%	17,752,054	—	243,159	—	6,553
1.45%	21,997,063	21,994,201	219,913	61,785	26,494
1.50%	5,720,195	—	328,067	41,874	36,747
1.55%	7,278,488	—	136,468	—	21,148
1.60%	6,660,629	—	27,890	88,028	88,331
1.65%	6,821,828	—	76,651	26,394	—
1.70%	7,268,166	—	105,570	—	39,055
1.75%	3,024,600	—	—	—	—
1.80%	1,638,583	—	5,422	—	—
1.85%	2,315,681	—	189	—	—
1.90%	232,680	—	—	—	—
Total	1,080,403,981	1,588,849,739	13,134,750	2,324,113	2,939,897

Subaccount	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.55%	—	—	—	—	140,279
0.60%	—	—	—	—	—
0.75%	—	—	—	—	16,653,214
0.85%	285,715	151,987	135,461	168,994	4,967,330
0.95%	1,374,978	760,626	1,054,825	976,151	9,210,779
1.00%	—	—	—	—	2,139,779
1.05%	96,590	185,591	140,792	107,740	2,598,963
1.10%	450,210	508,269	400,603	279,083	1,076,121
1.15%	—	—	—	—	—
1.20%	960,713	557,825	345,750	324,017	1,013,320
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	14,176	—	3,933	3,791	121,714
1.30%	476,960	188,778	186,446	197,389	443,286
1.35%	405,469	241,676	136,277	183,999	—
1.40%	259,075	78,051	17,731	20,014	—
1.45%	145,006	61,825	23,526	23,192	153,008
1.50%	169,332	93,106	42,867	54,042	—
1.55%	11,924	15,184	4,253	2,850	—
1.60%	16,956	7,402	15,725	18,711	—
1.65%	25,962	11,067	5,841	3,325	—
1.70%	27,463	33,677	—	9,911	—
1.75%	3,952	—	—	—	—
1.80%	373	304	—	—	—
1.85%	45,753	—	—	—	—
1.90%	—	—	—	—	—
Total	4,770,607	2,895,368	2,514,030	2,373,209	38,517,793

RIVERSOURCE VARIABLE ACCOUNT 10 ■	319

Subaccount	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
0.55%	—	280,744	—	274,874	—
0.60%	—	—	—	—	—
0.75%	—	503,453	—	8,047,396	—
0.85%	280,178	362,441	362,338	6,081,284	451,290
0.95%	1,813,452	930,671	1,231,943	4,537,999	1,010,524
1.00%	—	141,095	—	586,394	—
1.05%	292,786	162,081	191,763	2,565,846	344,892
1.10%	674,206	253,031	504,074	1,125,951	256,831
1.15%	2,459	—	24,578	—	7,571
1.20%	716,326	289,568	968,172	452,107	551,960
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	12,831	—	161,272	—
1.30%	359,500	145,977	386,171	858,330	171,307
1.35%	1,072,576	74,111	258,596	—	235,035
1.40%	25,815	5,522	293,000	—	202,273
1.45%	24,694	19,030	86,300	137,444	233,000
1.50%	124,885	39,301	340,319	—	42,272
1.55%	12,581	5,463	8,757	—	9,703
1.60%	45,240	—	45,580	—	8,150
1.65%	—	—	9,429	—	4,641
1.70%	15,294	—	8,217	—	60,904
1.75%	—	—	—	—	3,765
1.80%	483	—	31,489	—	27,097
1.85%	—	—	178	—	—
1.90%	—	—	—	—	—
Total	5,460,475	3,225,319	4,750,904	24,828,897	3,621,215

Subaccount	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	—	142,936	1,038	758,411	570,805
0.60%	—	—	—	—	—
0.75%	—	3,656,391	1,788,723	33,011,939	41,193,981
0.85%	815,189	1,808,337	1,944,425	16,538,980	13,474,069
0.95%	1,962,938	1,888,094	2,506,089	20,631,229	25,786,210
1.00%	—	409,616	130,355	4,278,406	7,156,418
1.05%	779,465	1,140,367	609,389	8,671,104	7,791,188
1.10%	566,679	392,344	924,367	4,923,061	4,033,770
1.15%	3,040	—	13,318	—	—
1.20%	1,006,895	187,488	972,079	1,783,517	2,789,138
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,991	137,666	31,429	687,588	632,480
1.30%	465,508	152,097	477,891	2,288,163	1,665,259
1.35%	936,947	—	1,465,852	—	—
1.40%	41,417	—	72,337	—	—
1.45%	85,117	68,590	513,629	437,483	387,709
1.50%	172,598	—	120,087	—	—
1.55%	23,498	—	3,751	—	—
1.60%	8,821	—	14,414	—	—
1.65%	65,816	—	7,427	—	—
1.70%	31,348	—	545	—	—
1.75%	—	—	23,787	—	—
1.80%	315	—	11,696	—	—
1.85%	155	—	24,238	—	—
1.90%	—	—	—	—	—
Total	6,978,737	9,983,926	11,656,866	94,009,881	105,481,027

320	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	95	188,344	74,795	86,852	20,871
0.60%	—	—	—	—	—
0.75%	7,663,231	9,404,915	8,626,913	8,952,160	897,161
0.85%	—	5,345,293	3,665,740	5,172,420	537,421
0.95%	4,779,540	7,080,541	6,748,900	7,983,822	2,464,439
1.00%	910,754	1,697,095	1,254,116	1,152,862	128,583
1.05%	—	2,610,890	2,414,133	3,351,369	182,101
1.10%	—	1,496,034	1,591,561	2,212,681	349,944
1.15%	—	—	11,256	—	—
1.20%	406,584	970,239	1,223,091	1,391,002	383,445
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	280,655	127,007	178,321	11,506
1.30%	—	955,231	1,040,104	999,057	264,994
1.35%	—	—	221,627	886,920	189,492
1.40%	—	—	84,387	65,777	138,115
1.45%	—	235,371	124,783	253,745	434,775
1.50%	—	—	25,720	194,131	80,643
1.55%	—	—	56,743	21,059	—
1.60%	—	—	78,178	59,615	17,772
1.65%	—	—	81,977	24,971	8,789
1.70%	—	—	90,542	88,651	28,561
1.75%	—	—	—	—	—
1.80%	—	—	—	23,839	—
1.85%	—	—	—	—	6,187
1.90%	—	—	—	—	—
Total	13,760,204	30,264,608	27,541,573	33,099,254	6,144,799

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$42,323	$34,388	$474,970	$944,019	$—
0.60%	80	—	—	—	219
0.75%	1,008,689	1,908,693	44,769,368	70,095,654	—
0.85%	515,951	2,214,950	7,944,557	14,524,775	6,115,120
0.95%	1,804,092	1,342,953	27,886,290	39,110,580	6,580,704
1.00%	118,668	187,391	5,800,565	9,782,448	—
1.05%	389,952	928,539	4,038,945	6,715,075	3,661,981
1.10%	1,443,504	935,160	2,009,255	5,615,022	3,311,726
1.15%	79	—	—	—	3,873
1.20%	538,946	369,515	2,717,884	4,098,781	3,139,798
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	86,354	22,028	271,311	576,301	398,445
1.30%	1,091,413	233,197	687,120	2,467,333	2,888,173
1.35%	274,707	—	—	—	2,070,089
1.40%	6,300	—	—	—	128,405
1.45%	132,265	28,120	196,015	422,406	425,784
1.50%	24,572	—	—	—	784,756
1.55%	10,447	—	—	—	26,983
1.60%	46,314	—	—	—	70,905
1.65%	74	—	—	—	33,587
1.70%	28,868	—	—	—	53,925
1.75%	77	—	—	—	9,815
1.80%	77	—	—	—	21,128
1.85%	109,032	—	—	—	210
1.90%	77	—	—	—	209
Total	$7,672,861	$8,204,934	$96,796,280	$154,352,394	$29,725,835

RIVERSOURCE VARIABLE ACCOUNT 10 ■	321

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$376,628	$5,743	$477,555	$267,221	$379,041
0.60%	56	—	—	—	—
0.75%	6,904,514	6,217,295	14,431,859	12,994,986	9,802,153
0.85%	3,569,283	—	—	11,576,390	5,198,544
0.95%	9,156,930	4,926,363	9,521,516	10,207,906	5,893,908
1.00%	1,522,382	—	3,118,357	1,807,181	1,839,353
1.05%	2,042,892	—	—	7,436,569	2,735,904
1.10%	3,480,566	—	—	3,727,735	1,086,709
1.15%	23,063	—	—	—	—
1.20%	2,333,043	—	1,171,016	851,515	1,124,953
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	214,179	—	—	534,009	251,601
1.30%	1,663,231	—	—	1,862,650	311,613
1.35%	1,677,793	—	—	—	—
1.40%	193,249	—	—	—	—
1.45%	438,552	—	—	424,143	639,962
1.50%	166,915	—	—	—	—
1.55%	44,481	—	—	—	—
1.60%	157,941	—	—	—	—
1.65%	75,934	—	—	—	—
1.70%	119,375	—	—	—	—
1.75%	10,596	—	—	—	—
1.80%	34,328	—	—	—	—
1.85%	1,068	—	—	—	—
1.90%	107	—	—	—	—
Total	$34,207,106	$11,149,401	$28,720,303	$51,690,305	$29,263,741

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	$292,111	$697,889	$95,587	$3,139	$196,543
0.60%	—	112	89	—	—
0.75%	23,105,739	67,983,143	14,652,928	12,983,157	2,484,242
0.85%	—	20,183,909	7,620,535	—	4,638,993
0.95%	17,406,057	52,520,879	22,504,234	6,156,824	2,405,162
1.00%	—	11,079,220	3,647,106	2,169,574	492,814
1.05%	—	15,157,648	4,731,179	—	3,421,743
1.10%	—	8,617,740	6,836,114	—	1,546,853
1.15%	—	55,827	35,803	—	—
1.20%	—	10,155,329	4,981,048	847,661	259,488
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,255,749	350,648	—	82,283
1.30%	—	5,422,349	4,044,884	—	673,246
1.35%	—	2,533,592	3,815,771	—	—
1.40%	—	278,760	550,300	—	—
1.45%	—	1,348,348	1,790,270	—	125,896
1.50%	—	608,208	621,447	—	—
1.55%	—	286,287	122,895	—	—
1.60%	—	53,722	307,112	—	—
1.65%	—	202,061	214,989	—	—
1.70%	—	97,697	318,597	—	—
1.75%	—	126	113,093	—	—
1.80%	—	63,000	98,643	—	—
1.85%	—	61,476	161,363	—	—
1.90%	—	107	71	—	—
Total	$40,803,907	$198,663,178	$77,614,706	$22,160,355	$16,327,263

322	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$999,114	$—	$592,359	$2,041	$537,002
0.60%	14	2,010	—	86	14
0.75%	78,979,426	—	58,632,493	176,422	10,261,227
0.85%	22,329,773	690,394	14,658,915	111,741	5,577,991
0.95%	67,494,245	6,241,553	39,695,712	883,560	13,343,568
1.00%	12,979,474	—	5,736,117	62,680	1,432,404
1.05%	14,664,635	867,700	12,271,039	63,059	4,188,301
1.10%	17,559,004	4,996,298	6,405,344	334,845	5,729,466
1.15%	37,228	2,001	—	105	14
1.20%	12,589,598	2,049,349	2,867,860	282,689	5,397,782
1.25%	—	—	—	—	—
1.25%	2,761,690	—	2,581,588	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	67,376,558	—	18,927,499	—	—
1.25%	—	1,985	—	1,442	68,112
1.30%	12,436,876	2,030,678	2,463,462	72,768	2,058,385
1.35%	5,350,029	4,368,985	—	53,234	2,711,106
1.40%	1,028,398	685,391	—	105	577,150
1.45%	3,017,191	943,711	1,312,433	13,688	533,530
1.50%	882,253	784,455	—	36,573	390,884
1.55%	541,961	10,235	—	5,634	86,540
1.60%	509,484	385,157	—	105	115,232
1.65%	89,724	143,313	—	3,648	29,310
1.70%	561,175	1,991	—	104	220,773
1.75%	43,921	1,983	—	104	1,346
1.80%	112,964	20,053	—	104	33,463
1.85%	103,484	1,999	—	104	39,349
1.90%	14	1,989	—	104	13
Total	$322,448,233	$24,231,230	$166,144,821	$2,104,945	$53,332,962

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
0.55%	$82,363	$39,224	$—	$2,809,085	$90,984
0.60%	74	9	14	—	67
0.75%	2,073,498	867,948	—	242,573,919	1,778,995
0.85%	1,031,631	595,268	1,639,131	55,325,285	688,400
0.95%	3,635,990	1,000,321	9,445,122	139,366,647	2,254,980
1.00%	953,885	219,869	—	29,783,294	339,585
1.05%	1,139,453	354,530	2,080,982	26,276,668	423,879
1.10%	766,872	514,105	5,005,912	14,933,283	709,185
1.15%	74	9	43,800	—	67
1.20%	481,221	439,417	3,920,717	12,065,218	461,148
1.25%	—	—	—	66,474,005	—
1.25%	—	—	—	2,411,044	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	184,938	26,583	2,986	—	42,786
1.30%	449,481	592,708	3,091,804	6,752,629	362,618
1.35%	791,274	304,337	2,727,359	—	233,026
1.40%	74	6,387	852,215	—	19,982
1.45%	366,152	130,211	719,958	2,056,595	204,180
1.50%	39,905	7,820	2,528,937	—	14,649
1.55%	74	11,184	62,731	—	6,378
1.60%	10,745	9	182,855	—	411
1.65%	74	6,024	114,740	—	74
1.70%	80,962	9	282,764	—	1,398
1.75%	74	9	1,511	—	128
1.80%	74	9	77,552	—	66
1.85%	74	9	226,825	—	66
1.90%	74	9	10	—	66
Total	$12,089,036	$5,116,008	$33,007,925	$600,827,672	$7,633,118

RIVERSOURCE VARIABLE ACCOUNT 10 ■	323

Subaccount	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 2
0.55%	$—	$1,588,535	$—	$673,972	$—
0.60%	70	—	67	—	87
0.75%	—	47,272,054	—	46,802,019	—
0.85%	1,420,468	15,358,951	723,202	12,457,482	3,101,572
0.95%	5,131,093	26,790,168	2,675,775	37,159,882	11,512,968
1.00%	—	7,372,847	—	5,044,706	—
1.05%	999,061	7,360,730	666,370	8,365,053	1,947,657
1.10%	1,540,905	5,965,235	604,933	2,798,589	4,337,260
1.15%	35,505	—	68	—	99,484
1.20%	2,633,533	2,593,506	1,330,558	3,998,822	4,470,895
1.25%	—	28,386,441	—	—	—
1.25%	—	773,918	—	568,272	—
1.25%	—	—	—	—	—
1.25%	—	—	—	10,890,880	—
1.25%	—	—	—	—	—
1.25%	24,027	—	6,042	—	30,966
1.30%	1,923,922	2,055,626	1,000,275	2,497,507	2,649,978
1.35%	1,842,037	—	616,929	—	3,591,527
1.40%	319,396	—	360,794	—	420,608
1.45%	280,009	437,145	178,141	638,386	834,331
1.50%	334,183	—	153,212	—	900,435
1.55%	78,407	—	55,820	—	283,614
1.60%	42,266	—	12,635	—	79,395
1.65%	159,589	—	103,054	—	136,753
1.70%	36,286	—	6,590	—	232,326
1.75%	20,827	—	70	—	2,283
1.80%	12,839	—	7,141	—	29,526
1.85%	64	—	65	—	81,205
1.90%	66	—	65	—	37,497
Total	$16,834,553	$145,955,156	$8,501,806	$131,895,570	$34,780,367

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
0.55%	$1,529,860	$449,397	$1,800,971	$—	$1,825,784
0.60%	—	87	—	80	—
0.75%	108,219,759	20,098,041	46,837,940	—	169,405,083
0.85%	24,627,698	13,861,017	16,775,438	2,337,159	39,822,213
0.95%	85,856,773	18,878,873	32,090,273	8,297,412	125,542,047
1.00%	10,915,665	3,854,512	5,761,542	—	17,589,683
1.05%	15,490,835	8,765,278	12,149,351	1,536,901	29,608,401
1.10%	7,092,534	5,232,469	4,901,750	2,402,824	9,616,435
1.15%	—	87,549	—	53,110	—
1.20%	8,305,707	5,800,982	4,528,147	2,426,923	13,722,582
1.25%	—	—	—	—	—
1.25%	1,021,173	—	—	—	2,022,262
1.25%	—	—	—	—	—
1.25%	31,727,089	—	—	—	—
1.25%	—	—	—	—	39,918,305
1.25%	—	763,598	671,107	103,126	—
1.30%	3,603,313	3,851,053	3,414,665	2,947,387	6,839,217
1.35%	—	1,632,475	—	1,341,111	—
1.40%	—	691,714	—	496,614	—
1.45%	2,329,617	1,297,399	1,089,831	597,407	2,537,220
1.50%	—	951,449	—	214,644	—
1.55%	—	373,813	—	228,424	—
1.60%	—	119,267	—	93,425	—
1.65%	—	194,993	—	310,882	—
1.70%	—	131,443	—	50,773	—
1.75%	—	1,438	—	84	—
1.80%	—	6,075	—	16,157	—
1.85%	—	102,447	—	78	—
1.90%	—	84	—	103,920	—
Total	$300,720,023	$87,145,453	$130,021,015	$23,558,441	$458,449,232

324	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 2
0.55%	$501,918	$—	$1,612,155	$1,251,962	$—
0.60%	88	17	—	16	16
0.75%	9,545,821	—	80,273,233	65,838,900	—
0.85%	6,350,193	968,972	10,366,167	17,221,453	622,721
0.95%	8,664,956	7,661,157	43,658,888	62,022,636	4,835,549
1.00%	1,466,729	—	6,874,774	8,797,615	—
1.05%	3,163,805	2,355,851	5,524,479	10,189,409	796,889
1.10%	3,509,864	3,002,349	2,815,619	14,666,154	1,875,469
1.15%	12,600	37,127	—	134,850	39,224
1.20%	1,780,945	4,160,186	3,218,541	11,157,655	1,478,255
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	554,504	22,333	439,252	702,499	21
1.30%	1,949,081	2,312,004	855,488	8,357,279	1,992,272
1.35%	1,076,614	2,694,424	—	5,866,127	2,537,056
1.40%	111,479	165,645	—	541,490	105,256
1.45%	262,882	338,078	253,724	1,877,633	382,444
1.50%	190,677	341,867	—	846,796	130,188
1.55%	55,360	147,465	—	172,042	71,274
1.60%	60,951	178,345	—	296,856	178,793
1.65%	29,349	68,583	—	1,087,478	57,290
1.70%	20,030	184,698	—	359,280	102,742
1.75%	83	683	—	34,043	12
1.80%	5,885	6,906	—	6,572	6,469
1.85%	4,568	16	—	82,817	7,060
1.90%	87	16	—	16	15
Total	$39,318,469	$24,646,722	$155,892,320	$211,511,578	$15,219,015

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.55%	$543,589	$43,958	$1,571,357	$494,743	$8,687,380
0.60%	—	76	10	10	10
0.75%	143,616,534	2,858,414	5,002,078	18,940,625	298,015,296
0.85%	6,211,505	1,869,092	24,555,563	83,285,904	1,515,245,130
0.95%	73,404,339	4,762,582	86,114,039	359,909,052	2,733,071,105
1.00%	8,514,404	194,819	60,867	2,677,748	28,651,669
1.05%	3,477,892	1,056,497	10,131,624	30,649,803	479,632,144
1.10%	1,540,247	2,593,029	50,333,425	212,884,688	1,271,931,465
1.15%	—	20,353	10	11	3,557,113
1.20%	3,594,790	1,850,179	9,862,939	40,973,738	267,772,518
1.25%	—	—	—	—	—
1.25%	501,589	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	130,596,396	—	—	—	—
1.25%	—	111,520	635	15	163,001
1.30%	1,078,257	751,080	9,371,481	28,449,952	119,390,480
1.35%	—	840,080	5,857,077	31,078,933	136,782,496
1.40%	—	341,077	584,695	479,066	4,609,568
1.45%	208,173	294,782	2,353,970	7,452,336	13,251,467
1.50%	—	256,206	550,539	2,001,149	5,379,811
1.55%	—	103,958	131,309	430,637	2,639,588
1.60%	—	16,215	134,616	374,291	3,310,388
1.65%	—	312,613	2,964	481,558	1,576,865
1.70%	—	277,297	576,140	1,752,990	806,346
1.75%	—	78	10	220,174	148,103
1.80%	—	84	10	26,544	11
1.85%	—	40,833	1,705,984	681,824	291,782
1.90%	—	75	10	11	11
Total	$373,287,715	$18,594,897	$208,901,352	$823,245,802	$6,894,913,747

RIVERSOURCE VARIABLE ACCOUNT 10 ■	325

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
0.55%	$3,542,267	$—	$165,844	$—	$743,419
0.60%	10	15	—	16	—
0.75%	188,252,299	—	31,274,623	—	25,872,107
0.85%	1,018,674,590	633,462	5,365,256	665,513	16,795,816
0.95%	4,827,568,934	2,703,308	17,569,231	5,027,204	15,971,771
1.00%	22,685,448	—	1,655,920	—	3,085,807
1.05%	1,351,291,502	353,063	2,809,932	998,055	8,228,147
1.10%	1,610,245,163	1,486,354	1,165,814	1,850,023	4,067,367
1.15%	10,681,966	3,718	—	9,419	—
1.20%	372,658,368	1,384,042	766,246	2,625,588	1,333,454
1.25%	—	—	—	—	—
1.25%	—	—	62,418	—	—
1.25%	—	—	27,314,517	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	127,072	25,468	—	18	308,518
1.30%	443,249,288	961,984	538,892	1,373,735	1,979,300
1.35%	224,992,070	1,353,292	—	1,500,512	—
1.40%	36,716,079	82,171	—	261,778	—
1.45%	29,051,445	138,531	174,602	219,257	430,677
1.50%	22,094,878	113,878	—	703,017	—
1.55%	18,910,520	15,108	—	42,712	—
1.60%	7,123,962	81,770	—	104,465	—
1.65%	5,569,039	27,419	—	109,537	—
1.70%	8,004,919	102,678	—	54,513	—
1.75%	5,255,881	44,022	—	347	—
1.80%	114,367	16	—	100,974	—
1.85%	674,575	7,077	—	43,099	—
1.90%	55,730	15	—	9	—
Total	$10,207,540,372	$9,517,391	$88,863,295	$15,689,791	$78,816,383

Subaccount	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
0.55%	$—	$526,040	$—	$422,339	$—
0.60%	93	—	15	—	16
0.75%	—	22,190,527	—	13,275,859	—
0.85%	1,521,627	4,679,335	395,777	4,640,030	265,101
0.95%	4,144,131	14,056,309	3,849,936	10,185,208	2,592,430
1.00%	—	2,125,357	—	1,236,255	—
1.05%	1,632,211	3,774,072	562,371	2,834,346	206,438
1.10%	1,349,891	1,598,212	1,273,964	997,171	1,046,908
1.15%	91	—	15	—	16
1.20%	2,450,895	1,372,358	1,549,027	1,111,506	2,302,983
1.25%	—	—	—	—	—
1.25%	—	138,423	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	31,746,385	—	—	—
1.25%	98	—	9,360	94,989	19
1.30%	594,644	696,353	1,033,250	666,367	927,624
1.35%	1,288,980	—	1,246,756	—	786,067
1.40%	132,756	—	144,179	—	130,696
1.45%	325,737	137,011	250,697	123,608	43,695
1.50%	328,111	—	161,999	—	23,380
1.55%	55,291	—	60,109	—	34,809
1.60%	36,557	—	15,332	—	6,094
1.65%	91,907	—	79,463	—	42,384
1.70%	47,386	—	123,395	—	43,579
1.75%	96	—	42,913	—	19
1.80%	614	—	143,546	—	65,881
1.85%	7,248	—	15	—	7,171
1.90%	75	—	15	—	16
Total	$14,008,439	$83,040,382	$10,942,134	$35,587,678	$8,525,326

326	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$289,915	$—	$—	$—	$1,443,032
0.60%	—	80	14	79	—
0.75%	24,634,223	—	—	—	41,286,617
0.85%	3,371,878	1,563,635	1,150,461	343,119	9,966,015
0.95%	15,410,257	6,801,489	4,040,578	2,956,658	34,514,551
1.00%	2,284,900	—	—	—	4,053,323
1.05%	2,716,050	1,173,862	820,790	756,726	5,951,816
1.10%	1,486,530	2,686,683	1,444,411	1,733,704	2,079,386
1.15%	—	125,649	20,568	40,136	—
1.20%	928,918	3,382,930	2,038,613	863,415	3,924,108
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	114,400	64,982	21,809	78	959,890
1.30%	804,396	2,707,012	1,140,215	631,566	2,240,701
1.35%	—	1,863,149	982,427	549,606	—
1.40%	—	418,396	268,170	21,536	—
1.45%	61,330	320,421	85,484	298,275	1,374,607
1.50%	—	603,742	168,035	274,104	—
1.55%	—	519,358	55,630	55,107	—
1.60%	—	51,641	87,364	9,225	—
1.65%	—	183,102	89,108	131,310	—
1.70%	—	98,811	1,454	73,483	—
1.75%	—	8,531	32,287	77	—
1.80%	—	18,212	74,290	3,302	—
1.85%	—	35,007	13	12,118	—
1.90%	—	79	13	77	—
Total	$52,102,797	$22,626,771	$12,521,734	$8,753,701	$107,794,046

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$252,841	$213,659	$—	$1,727,619	$3,200,974
0.60%	—	75	—	—	152
0.75%	8,038,366	6,725,703	—	58,813,785	143,474,005
0.85%	2,995,488	2,274,994	2,919,844	25,836,710	67,927,666
0.95%	5,594,450	6,748,259	—	48,754,078	106,650,686
1.00%	1,614,007	487,797	—	9,443,176	21,188,213
1.05%	1,898,730	1,890,814	1,964,728	15,992,672	41,399,903
1.10%	1,723,703	1,226,367	1,216,964	9,340,474	33,451,982
1.15%	—	73	—	—	107,969
1.20%	479,513	1,186,656	—	5,786,944	19,473,219
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	153,600	174,302	219,846	2,089,286	4,982,406
1.30%	701,960	853,057	302,737	6,894,341	17,125,439
1.35%	—	735,274	—	—	6,272,147
1.40%	—	249,795	—	—	1,093,518
1.45%	195,466	254,660	244,247	3,290,047	4,972,680
1.50%	—	159,359	—	—	1,483,555
1.55%	—	71,167	—	—	317,148
1.60%	—	42,652	—	—	144,207
1.65%	—	18,824	—	—	344,018
1.70%	—	41,228	—	—	301,436
1.75%	—	8,405	—	—	72,493
1.80%	—	73	—	—	84,841
1.85%	—	14,412	—	—	77,313
1.90%	—	71	—	—	46,515
Total	$23,648,124	$23,377,676	$6,868,366	$187,969,132	$474,192,485

RIVERSOURCE VARIABLE ACCOUNT 10 ■	327

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	$120,344	$230,373	$506,412	$2,955,576	$32,182
0.60%	—	—	—	145	—
0.75%	26,476,169	65,439,048	54,888,302	177,738,776	8,936,578
0.85%	—	—	—	50,619,046	—
0.95%	19,169,622	37,908,849	38,833,682	108,923,901	6,367,630
1.00%	—	8,993,575	—	28,991,059	—
1.05%	—	—	—	23,448,261	—
1.10%	—	—	—	18,793,728	—
1.15%	—	—	—	32,094	—
1.20%	—	4,299,652	—	17,447,995	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2,360,196	—
1.30%	—	—	—	8,817,279	—
1.35%	—	—	—	3,134,971	—
1.40%	—	—	—	488,310	—
1.45%	—	—	—	1,941,558	—
1.50%	—	—	—	411,438	—
1.55%	—	—	—	89,847	—
1.60%	—	—	—	174,660	—
1.65%	—	—	—	160,502	—
1.70%	—	—	—	71,459	—
1.75%	—	—	—	51,409	—
1.80%	—	—	—	44,136	—
1.85%	—	—	—	48,748	—
1.90%	—	—	—	139	—
Total	$45,766,135	$116,871,497	$94,228,396	$446,745,233	$15,336,390

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$621,157	$89,972	$1,079,363	$328,146	$400,951
0.60%	—	74	—	77	103
0.75%	28,400,337	11,666,042	58,594,182	8,209,632	37,702,777
0.85%	8,942,226	5,511,905	11,640,924	5,431,687	16,611,114
0.95%	18,088,819	14,529,815	36,406,944	12,000,095	28,423,020
1.00%	4,315,614	1,904,486	7,121,937	1,249,552	7,660,286
1.05%	4,283,291	5,840,477	5,296,208	4,584,811	9,821,599
1.10%	2,421,442	4,297,182	3,881,190	5,793,638	6,813,764
1.15%	—	72	—	76	2,433
1.20%	2,038,219	3,249,759	3,443,275	5,193,965	4,383,589
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	442,385	491,228	560,833	212,588	929,061
1.30%	1,035,408	1,707,681	2,479,288	2,706,659	4,042,862
1.35%	—	1,577,725	—	2,515,083	906,407
1.40%	—	121,427	—	367,888	53,454
1.45%	387,755	988,234	331,927	2,157,361	834,540
1.50%	—	449,747	—	369,512	130,368
1.55%	—	72	—	164,577	39,099
1.60%	—	138,010	—	149,559	15,718
1.65%	—	73	—	75,444	66,820
1.70%	—	127,729	—	292,499	31,682
1.75%	—	28,165	—	24,412	11,579
1.80%	—	5,328	—	46,732	75,317
1.85%	—	39,950	—	98,974	22,564
1.90%	—	71	—	74	98
Total	$70,976,653	$52,765,224	$130,836,071	$51,973,041	$118,979,205

328	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$818,518	$87,053	$1,624,874	$375,485	$3,605
0.60%	105	95	—	69	—
0.75%	47,007,328	7,688,882	99,862,370	602,934	3,837,230
0.85%	12,787,572	4,726,200	—	261,675	—
0.95%	32,531,246	9,805,826	60,500,729	1,275,915	2,589,915
1.00%	6,641,923	1,875,243	12,943,499	29,022	—
1.05%	5,396,723	2,346,927	—	342,355	—
1.10%	5,074,930	2,555,735	—	341,056	—
1.15%	39,633	93	—	68	—
1.20%	5,123,852	2,172,621	6,133,957	305,641	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	287,673	261,828	—	68	—
1.30%	2,489,848	1,119,337	—	264,372	—
1.35%	1,575,203	1,236,889	—	116,520	—
1.40%	268,991	38,441	—	68	—
1.45%	378,748	631,149	—	51,111	—
1.50%	238,703	98,507	—	34,754	—
1.55%	41,477	36,980	—	14,005	—
1.60%	88,698	57,595	—	1,760	—
1.65%	26,275	25,085	—	3,966	—
1.70%	62,620	129,862	—	39,393	—
1.75%	3,815	43,717	—	9,334	—
1.80%	540	34,259	—	67	—
1.85%	100	20,379	—	22,868	—
1.90%	91	74	—	67	—
Total	$120,884,612	$34,992,777	$181,065,429	$4,092,573	$6,430,750

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$754,826	$3,453	$42,502	$308,074	$1,024,659
0.60%	—	—	—	74	—
0.75%	61,083,645	8,466,802	30,346,951	5,713,943	70,587,787
0.85%	9,563,509	—	3,252,632	3,134,383	14,448,173
0.95%	40,659,807	5,123,051	16,041,800	8,334,525	38,487,259
1.00%	6,193,970	—	4,179,648	2,567,178	14,288,971
1.05%	4,938,121	—	1,762,311	1,796,130	7,657,985
1.10%	1,651,006	—	546,855	3,629,324	3,933,889
1.15%	—	—	—	75	—
1.20%	3,119,064	—	1,738,164	3,384,538	6,516,240
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	462,326	—	137,835	230,712	701,803
1.30%	941,053	—	509,602	3,061,002	2,648,726
1.35%	—	—	—	1,229,520	—
1.40%	—	—	—	110,402	—
1.45%	180,248	—	126,378	944,392	500,878
1.50%	—	—	—	305,208	—
1.55%	—	—	—	34,039	—
1.60%	—	—	—	197,373	—
1.65%	—	—	—	60,263	—
1.70%	—	—	—	111,891	—
1.75%	—	—	—	46,439	—
1.80%	—	—	—	24,500	—
1.85%	—	—	—	41,241	—
1.90%	—	—	—	71	—
Total	$129,547,575	$13,593,306	$58,684,678	$35,265,297	$160,796,370

RIVERSOURCE VARIABLE ACCOUNT 10 ■	329

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$—	$234,161	$—	$643,012	$630,624
0.60%	—	—	—	—	—
0.75%	—	15,143,809	—	21,840,484	32,645,344
0.85%	—	—	7,068,410	14,032,327	13,911,979
0.95%	—	8,118,003	—	14,742,852	25,022,382
1.00%	—	2,429,565	—	3,103,451	4,249,292
1.05%	—	—	4,725,052	8,667,604	8,114,655
1.10%	—	—	2,532,631	6,070,055	4,224,024
1.15%	—	—	—	—	—
1.20%	—	1,200,242	—	1,093,213	1,706,279
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	82,289,811	—	351,672	422,238	539,183
1.30%	—	—	1,079,711	1,892,348	1,524,951
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	299,775	425,281	348,079
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$82,289,811	$27,125,780	$16,057,251	$72,932,865	$92,916,792

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$122,350	$178,746	$505,765	$159,739	$23,382
0.60%	—	—	—	76	—
0.75%	9,007,185	9,205,237	14,322,523	4,779,918	9,484,954
0.85%	—	3,011,833	—	3,822,201	—
0.95%	6,100,740	4,974,727	7,330,697	7,760,730	4,687,055
1.00%	160,550	1,234,772	2,471,879	1,288,688	—
1.05%	—	1,398,229	—	2,255,797	—
1.10%	—	1,309,414	—	4,502,514	—
1.15%	—	—	—	75	—
1.20%	207,513	685,703	744,362	2,338,187	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	142,641	—	162,831	—
1.30%	—	368,976	—	2,509,551	—
1.35%	—	—	—	1,725,037	—
1.40%	—	—	—	132,370	—
1.45%	—	146,343	—	914,849	—
1.50%	—	—	—	163,332	—
1.55%	—	—	—	113,825	—
1.60%	—	—	—	32,974	—
1.65%	—	—	—	2,913	—
1.70%	—	—	—	200,802	—
1.75%	—	—	—	7,827	—
1.80%	—	—	—	67	—
1.85%	—	—	—	148,063	—
1.90%	—	—	—	73	—
Total	$15,598,338	$22,656,621	$25,375,226	$33,022,439	$14,195,391

330	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$213,761	$90	$68,042	$504,602	$177,577
0.60%	76	90	—	159	—
0.75%	8,135,299	1,838,210	11,943,354	14,070,533	16,624,406
0.85%	5,499,389	2,740,720	—	11,565,671	—
0.95%	12,162,446	2,532,991	6,519,731	11,632,176	12,435,642
1.00%	1,475,816	1,928	486,507	2,119,568	668,000
1.05%	3,162,744	885,129	—	4,681,804	—
1.10%	2,387,027	584,762	—	3,298,004	—
1.15%	75	88	—	25,033	—
1.20%	2,500,628	409,963	182,330	1,598,855	313,808
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	515,455	9,804	—	379,939	—
1.30%	1,254,067	184,900	—	1,463,373	—
1.35%	813,385	296,143	—	912,685	—
1.40%	109,563	147,609	—	6,810	—
1.45%	1,057,034	246,990	—	587,734	—
1.50%	236,543	234,082	—	129,128	—
1.55%	56,293	27,671	—	51,142	—
1.60%	79,924	39,019	—	17,765	—
1.65%	9,129	325,290	—	166	—
1.70%	52,673	36,397	—	22,712	—
1.75%	74	86	—	177	—
1.80%	34,760	5,104	—	6,628	—
1.85%	11,487	8,894	—	168	—
1.90%	44,862	86	—	150	—
Total	$39,812,510	$10,556,046	$19,199,964	$53,074,982	$30,219,433

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$102,536	$140,360	$287,534	$1,474,662	$478,379
0.60%	83	—	—	123	—
0.75%	3,359,781	29,256,721	19,478,347	61,778,825	16,261,474
0.85%	2,788,475	4,272,662	—	26,834,832	8,464,222
0.95%	3,476,154	18,445,379	12,813,917	47,516,788	11,519,093
1.00%	518,779	4,063,519	2,017,583	7,912,965	3,230,586
1.05%	1,237,200	3,934,826	—	14,683,436	5,355,603
1.10%	2,722,559	2,353,188	—	10,182,479	3,712,438
1.15%	82	—	—	9,390	—
1.20%	938,725	1,428,501	1,042,212	7,734,702	1,391,925
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	168,120	699,467	—	744,798	361,240
1.30%	1,157,961	1,026,617	—	4,872,003	1,897,831
1.35%	474,969	—	—	1,893,590	—
1.40%	6,383	—	—	725,594	—
1.45%	223,477	420,742	—	1,565,291	379,528
1.50%	49,651	—	—	1,227,584	—
1.55%	42,077	—	—	208,966	—
1.60%	101,513	—	—	177,242	—
1.65%	69,388	—	—	128,950	—
1.70%	524,393	—	—	125,043	—
1.75%	81	—	—	39,477	—
1.80%	55,341	—	—	73,424	—
1.85%	24,131	—	—	118,997	—
1.90%	81	—	—	117	—
Total	$18,041,940	$66,041,982	$35,639,593	$190,029,278	$53,052,319

RIVERSOURCE VARIABLE ACCOUNT 10 ■	331

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	$222,635	$28,032	$333,400	$—	$—
0.60%	95	70	—	115	—
0.75%	8,342,903	581,037	4,902,675	—	—
0.85%	6,202,283	189,567	3,100,877	2,723,562	2,157,086
0.95%	7,873,545	952,935	3,440,592	997,176	—
1.00%	1,350,976	16,995	526,776	—	—
1.05%	4,179,757	169,185	1,514,220	1,237,096	1,113,870
1.10%	2,701,728	256,528	1,250,490	913,807	404,757
1.15%	5,293	69	—	113	—
1.20%	1,377,841	344,552	210,390	415,149	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	418,184	69	97,341	184,090	89,720
1.30%	1,336,981	333,904	576,024	263,716	354,442
1.35%	463,657	182,636	—	162,388	—
1.40%	86,918	17,112	—	106	—
1.45%	295,332	102,506	60,041	79,396	146,230
1.50%	83,271	76,289	—	291,651	—
1.55%	95,899	13,804	—	19,927	—
1.60%	14,300	68	—	836	—
1.65%	10,210	68	—	185,861	—
1.70%	22,770	114,620	—	2,664	—
1.75%	5,253	8,354	—	127	—
1.80%	76,764	11,518	—	33,957	—
1.85%	90	68	—	110	—
1.90%	90	68	—	110	—
Total	$35,166,775	$3,400,054	$16,012,826	$7,511,957	$4,266,105

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$843,257	$2,578,052	$798,277	$443,884	$3,552
0.60%	185	72	117	72	74
0.75%	36,089,290	142,928,616	23,461,422	29,889,621	474,160
0.85%	13,329,119	48,502,629	10,687,927	13,997,671	125,449
0.95%	26,651,857	108,893,683	20,984,342	27,410,464	1,161,717
1.00%	7,789,421	19,979,365	5,401,247	4,589,579	71,884
1.05%	8,836,279	34,097,409	8,670,586	10,385,147	460,600
1.10%	6,394,742	17,183,183	5,300,448	4,705,858	625,905
1.15%	6,929	5,020	114	67	73
1.20%	6,391,386	14,015,453	4,354,340	4,970,533	353,264
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,264,820	2,597,762	575,885	1,170,727	2,245
1.30%	3,747,456	11,638,136	3,091,485	3,724,718	479,078
1.35%	2,648,026	558,344	1,468,923	671,411	253,810
1.40%	264,464	71	182,853	93,414	284,431
1.45%	980,748	3,915,262	550,696	1,030,882	28,010
1.50%	249,037	94,778	217,964	448,555	80,699
1.55%	239,577	47,729	127,973	100,077	914
1.60%	169,941	7,292	84,253	13,071	67
1.65%	76,517	5,354	20,628	173,863	118,810
1.70%	142,749	81,750	6,078	4,437	71
1.75%	49,948	70	34,515	65,897	71
1.80%	45,923	73	1,346	4,857	71
1.85%	177	23,736	4,498	69	71
1.90%	176	70	111	69	71
Total	$116,212,024	$407,153,909	$86,026,028	$103,894,943	$4,525,097

332	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
0.55%	$67,607	$433,272	$136,761	$—	$30,172
0.60%	2,112	—	—	—	—
0.75%	2,496,620	20,613,438	9,601,302	—	16,320,680
0.85%	1,015,983	—	—	—	—
0.95%	4,220,949	12,527,838	6,476,620	—	10,445,039
1.00%	560,037	3,810,914	1,293,518	—	588,062
1.05%	687,175	—	—	—	—
1.10%	1,363,643	—	—	—	—
1.15%	2,080	—	—	—	—
1.20%	908,986	1,286,643	531,625	—	377,737
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	25,840	—	—	60,315,718	—
1.30%	656,083	—	—	—	—
1.35%	844,154	—	—	—	—
1.40%	2,066	—	—	—	—
1.45%	446,172	—	—	—	—
1.50%	61,682	—	—	—	—
1.55%	31,901	—	—	—	—
1.60%	12,112	—	—	—	—
1.65%	2,053	—	—	—	—
1.70%	80,414	—	—	—	—
1.75%	230,416	—	—	—	—
1.80%	2,045	—	—	—	—
1.85%	74,236	—	—	—	—
1.90%	2,039	—	—	—	—
Total	$13,796,405	$38,672,105	$18,039,826	$60,315,718	$27,761,690

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$76,341	$97,468	$86,235	$2,742,404	$10,347,242
0.60%	—	—	85	13	—
0.75%	9,363,432	10,278,320	929,870	90,847,302	172,112,878
0.85%	—	—	1,094,110	441,158,975	474,146,069
0.95%	7,646,477	8,306,454	1,252,127	290,369,594	70,692,635
1.00%	—	—	322,474	11,320,403	19,168,216
1.05%	—	—	276,148	28,877,859	151,031,924
1.10%	—	—	726,087	60,073,762	85,289,220
1.15%	—	—	25,392	66,807	—
1.20%	—	—	280,073	147,594,567	5,155,929
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	35,519	2,633,402	6,287,158
1.30%	—	—	216,976	28,877,960	18,757,870
1.35%	—	—	127,547	10,839,137	—
1.40%	—	—	11,288	8,206,204	—
1.45%	—	—	18,074	9,181,255	1,561,685
1.50%	—	—	31,470	2,239,947	—
1.55%	—	—	74	1,167,445	—
1.60%	—	—	2,610	878,045	—
1.65%	—	—	3,642	5,083,049	—
1.70%	—	—	3,126	543,440	—
1.75%	—	—	7,254	807,280	—
1.80%	—	—	83	15	—
1.85%	—	—	83	261,366	—
1.90%	—	—	83	13	—
Total	$17,086,250	$18,682,242	$5,450,430	$1,143,770,244	$1,014,550,826

RIVERSOURCE VARIABLE ACCOUNT 10 ■	333

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	$—	$280,936	$—	$659,944	$—
0.60%	79	83	77	—	90
0.75%	—	5,399,521	—	42,645,526	—
0.85%	560,260	2,052,570	425,230	13,009,321	1,588,598
0.95%	2,578,794	5,610,926	2,260,025	30,136,072	5,989,262
1.00%	—	1,105,828	—	5,420,151	—
1.05%	250,424	1,365,507	405,341	7,533,644	1,158,154
1.10%	636,815	1,688,468	769,353	2,776,894	2,395,197
1.15%	78	83	77	—	77,839
1.20%	1,374,418	1,012,229	1,099,661	4,479,271	4,927,537
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	83	585,034	2,816	725,833	3,581
1.30%	785,137	1,014,403	806,247	2,768,932	1,631,322
1.35%	745,292	1,010,002	571,075	—	1,550,340
1.40%	84,071	82	188,684	—	520,806
1.45%	113,043	485,146	263,169	1,099,482	217,437
1.50%	90,901	52,742	133,578	—	428,000
1.55%	43,952	23,127	22,176	—	122,073
1.60%	7,059	48,802	104,145	—	83,209
1.65%	68,681	27,341	33,099	—	52,738
1.70%	19,979	70	113,749	—	78,127
1.75%	82	159	20,061	—	69
1.80%	27,424	82	42,761	—	79
1.85%	77	9,915	75	—	10,080
1.90%	77	82	98	—	71
Total	$7,386,726	$21,773,138	$7,261,497	$111,255,070	$20,834,609

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2
0.55%	$2,964,592	$374,348	$—	$—	$—
0.60%	11	—	83	79	14
0.75%	48,293,156	79,073,654	—	—	—
0.85%	94,605,213	240,800,653	1,208,324	1,284,093	854,308
0.95%	112,621,173	67,518,229	3,575,871	7,234,110	2,365,101
1.00%	6,848,374	7,437,175	—	—	—
1.05%	25,742,461	147,876,954	483,502	2,142,348	412,903
1.10%	22,927,289	61,714,463	924,678	4,069,700	907,581
1.15%	12,937	—	3,907	23,706	14
1.20%	68,708,205	7,690,655	1,384,689	5,846,990	1,286,334
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,460,396	8,628,741	16,429	30,612	19
1.30%	33,527,149	39,360,419	947,832	2,383,459	518,804
1.35%	12,172,119	—	615,752	3,166,203	365,935
1.40%	11,389,731	—	13,293	430,684	143,768
1.45%	10,496,036	18,141,409	101,452	751,210	135,899
1.50%	2,148,364	—	97,367	509,451	99,076
1.55%	5,431,881	—	16,354	321,425	51,246
1.60%	1,222,131	—	10,041	173,024	12,770
1.65%	4,013,111	—	23,493	330,862	7,588
1.70%	5,126,802	—	77	250,247	78,987
1.75%	881,305	—	16,572	8,621	20,517
1.80%	1,986,846	—	551	145,775	36,128
1.85%	396,865	—	17,939	11,376	14
1.90%	657,635	—	81	54,461	14
Total	$476,633,782	$678,616,700	$9,458,287	$29,168,436	$7,297,020

334	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP Loomis Sayles Gro II, Cl 1
0.55%	$—	$—	$—	$—	$751,419
0.60%	90	79	14	16	—
0.75%	—	—	—	—	51,483,364
0.85%	1,187,834	680,719	599,756	901,340	28,886,999
0.95%	7,395,940	1,542,897	3,628,613	1,781,304	29,298,008
1.00%	—	—	—	—	5,978,910
1.05%	608,494	265,905	621,890	445,020	14,359,961
1.10%	2,062,313	753,954	1,399,506	586,880	7,524,741
1.15%	17,274	78	568	4,725	—
1.20%	2,695,457	1,053,042	2,017,660	898,591	2,507,447
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	100	82	29,692	21	1,482,775
1.30%	1,246,499	536,231	627,372	503,488	3,436,398
1.35%	1,853,201	1,043,889	1,461,061	629,328	—
1.40%	415,841	138,358	228,352	110,349	—
1.45%	261,059	166,460	351,973	85,191	809,705
1.50%	204,430	84,481	499,792	22,503	—
1.55%	51,340	101,449	17,845	38,828	—
1.60%	167,688	9,478	46,724	19,911	—
1.65%	105,284	76,010	30,270	72,601	—
1.70%	114,394	102,349	39,793	31,190	—
1.75%	13,573	1,156	30,437	706	—
1.80%	35,770	2,672	36,925	1,417	—
1.85%	21,041	22,907	18,560	15	—
1.90%	87	77	13	15	—
Total	$18,457,709	$6,582,273	$11,686,816	$6,133,439	$146,519,727

Subaccount	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.55%	$—	$4,802,477	$16,525,915	$3,452,389	$14,343,078
0.60%	15	12	—	13	—
0.75%	—	454,221,418	1,186,220,197	282,661,674	616,588,938
0.85%	661,765	2,094,784,311	4,405,110,377	1,408,572,876	1,632,249,191
0.95%	6,372,004	1,741,481,004	722,471,171	982,468,616	309,101,554
1.00%	—	58,306,914	130,441,678	31,452,533	58,488,294
1.05%	690,972	184,349,259	1,762,628,335	106,562,062	587,728,854
1.10%	2,374,789	309,323,720	998,687,842	195,199,968	274,698,292
1.15%	25,201	1,287,624	—	343,090	—
1.20%	2,818,828	1,087,768,580	64,101,763	508,471,454	15,884,683
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18	20,754,759	38,289,869	11,705,770	27,156,975
1.30%	1,075,849	216,722,557	407,386,460	103,697,417	76,001,030
1.35%	1,982,404	101,070,584	—	50,893,733	—
1.40%	354,465	66,404,801	—	25,443,659	—
1.45%	302,834	98,361,102	33,745,715	45,304,944	8,173,938
1.50%	556,629	25,542,440	—	11,083,215	—
1.55%	126,588	19,573,022	—	3,823,601	—
1.60%	40,196	16,316,175	—	5,941,309	—
1.65%	143,840	30,838,672	—	14,195,529	—
1.70%	162,804	13,061,939	—	3,120,881	—
1.75%	8,816	5,559,225	—	2,224,110	—
1.80%	31,649	2,064,477	—	587,505	—
1.85%	111,499	4,273,103	—	475,105	—
1.90%	15	120,760	—	10	—
Total	$17,841,180	$6,556,988,935	$9,765,609,322	$3,797,681,463	$3,620,414,827

RIVERSOURCE VARIABLE ACCOUNT 10 ■	335

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
0.55%	$1,888,529	$5,351,669	$—	$7,571	$73
0.60%	12	—	96	73	73
0.75%	134,082,069	253,335,213	—	250,140	557,124
0.85%	303,132,009	733,701,746	1,772,012	76,037	189,445
0.95%	379,491,438	195,811,783	6,098,761	703,211	776,844
1.00%	18,463,974	31,276,223	—	14,044	28,791
1.05%	61,886,952	377,517,388	1,103,293	138,233	134,855
1.10%	67,674,854	222,922,410	2,675,700	40,753	189,817
1.15%	575,443	—	88,713	73	73
1.20%	195,996,301	20,323,755	3,057,550	650,195	292,419
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,568,712	16,996,917	110	24,145	48,233
1.30%	65,420,042	128,571,725	1,606,786	98,826	180,904
1.35%	28,486,706	—	2,084,402	39,422	229,982
1.40%	22,090,299	—	368,913	73	6,294
1.45%	27,137,289	27,086,931	332,677	59,549	25,416
1.50%	6,278,400	—	415,109	40,329	35,227
1.55%	8,984,172	—	205,354	73	20,261
1.60%	8,195,185	—	41,851	84,647	84,543
1.65%	8,372,957	—	114,711	25,361	72
1.70%	8,893,337	—	157,550	73	37,325
1.75%	3,691,620	—	106	73	72
1.80%	1,994,623	—	8,048	73	72
1.85%	2,508,433	—	330	73	72
1.90%	251,605	—	93	73	72
Total	$1,362,064,961	$2,012,895,760	$20,132,165	$2,253,120	$2,838,059

Subaccount	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$—	$—	$—	$—	$384,015
0.60%	14	16	13	13	—
0.75%	—	—	—	—	44,582,878
0.85%	484,314	322,074	243,560	268,386	7,738,527
0.95%	2,318,244	1,603,209	1,886,265	1,541,843	24,165,592
1.00%	—	—	—	—	5,221,856
1.05%	161,951	389,089	250,363	169,244	3,975,744
1.10%	752,966	1,062,551	710,565	437,246	1,636,699
1.15%	14	15	13	13	—
1.20%	1,597,613	1,159,542	609,910	504,827	2,404,929
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	23,513	21	6,920	5,892	182,668
1.30%	788,720	390,265	327,038	305,828	661,592
1.35%	668,814	498,360	238,423	284,424	—
1.40%	426,211	160,554	30,941	30,843	—
1.45%	237,874	126,767	40,933	35,643	225,058
1.50%	217,085	134,300	52,375	66,045	—
1.55%	19,440	30,968	7,363	4,358	—
1.60%	27,590	15,057	27,138	28,524	—
1.65%	42,159	22,449	10,055	5,055	—
1.70%	44,440	68,125	17	15,026	—
1.75%	6,378	21	17	15	—
1.80%	617	613	10	9	—
1.85%	57,892	15	13	13	—
1.90%	14	15	13	13	—
Total	$7,875,863	$5,984,026	$4,441,945	$3,703,260	$91,179,558

336	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
0.55%	$—	$281,469	$—	$411,855	$—
0.60%	91	75	14	—	77
0.75%	—	501,945	—	11,736,686	—
0.85%	370,362	360,419	618,663	9,054,808	475,821
0.95%	2,384,195	922,940	2,092,184	6,540,874	1,059,862
1.00%	—	139,700	—	835,059	—
1.05%	382,885	160,294	323,818	3,747,305	359,728
1.10%	879,241	249,953	849,032	1,636,745	267,171
1.15%	3,013	74	33,935	—	7,515
1.20%	928,860	285,211	1,621,550	631,400	570,993
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	93	12,623	17	231,118	79
1.30%	463,578	143,395	643,216	1,224,250	176,242
1.35%	1,379,566	72,707	429,648	—	241,164
1.40%	33,116	5,411	485,549	—	206,990
1.45%	31,586	18,619	142,588	193,325	237,730
1.50%	146,522	38,402	463,760	—	41,409
1.55%	16,009	5,333	14,395	—	9,831
1.60%	57,392	74	74,696	—	8,250
1.65%	70	74	15,412	—	4,681
1.70%	19,298	74	13,394	—	61,305
1.75%	91	73	16	—	3,856
1.80%	698	73	51,054	—	27,130
1.85%	88	73	253	—	74
1.90%	71	73	14	—	74
Total	$7,096,825	$3,199,084	$7,873,208	$36,243,425	$3,759,982

Subaccount	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
0.55%	$—	$328,832	$1,106	$2,395,789	$1,874,754
0.60%	16	—	75	—	—
0.75%	—	8,212,164	1,774,594	101,052,503	131,173,369
0.85%	1,594,521	3,449,550	1,952,033	27,415,880	24,270,158
0.95%	3,818,448	4,141,131	2,501,274	61,343,523	79,705,459
1.00%	—	892,916	128,847	15,225,548	19,566,751
1.05%	1,507,864	2,134,035	604,733	14,069,688	13,791,036
1.10%	1,093,460	730,718	915,157	7,951,145	7,094,506
1.15%	4,662	—	12,956	—	—
1.20%	1,931,982	399,021	956,908	6,175,392	7,408,015
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	24,864	252,641	30,867	1,101,836	1,096,367
1.30%	888,313	277,817	467,735	3,625,263	2,873,000
1.35%	1,783,246	—	1,431,301	—	—
1.40%	78,634	—	70,463	—	—
1.45%	161,106	123,557	498,675	683,477	659,354
1.50%	260,357	—	115,203	—	—
1.55%	44,246	—	3,621	—	—
1.60%	16,561	—	13,885	—	—
1.65%	123,243	—	7,113	—	—
1.70%	58,555	—	597	—	—
1.75%	19	—	22,729	—	—
1.80%	605	—	11,142	—	—
1.85%	246	—	22,945	—	—
1.90%	15	—	74	—	—
Total	$13,390,963	$20,942,382	$11,544,033	$241,040,044	$289,512,769

RIVERSOURCE VARIABLE ACCOUNT 10 ■	337

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$200	$297,230	$174,677	$188,172	$19,422
0.60%	—	—	108	102	69
0.75%	15,953,052	14,564,615	19,574,706	18,801,358	830,301
0.85%	—	5,978,929	6,772,864	10,429,668	496,019
0.95%	9,668,523	10,689,714	14,912,946	16,332,600	2,271,716
1.00%	1,906,282	2,537,647	2,870,111	2,708,593	118,193
1.05%	—	2,857,904	4,362,580	6,629,776	167,138
1.10%	—	1,629,811	2,862,490	4,356,581	320,784
1.15%	—	—	15,417	100	68
1.20%	827,607	1,416,309	2,764,558	3,178,084	350,510
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	301,394	225,450	346,200	10,504
1.30%	—	1,021,088	1,835,316	1,929,838	241,588
1.35%	—	—	388,092	1,559,783	172,524
1.40%	—	—	147,419	115,365	125,574
1.45%	—	248,016	279,694	483,206	394,749
1.50%	—	—	34,768	247,936	73,123
1.55%	—	—	98,317	36,634	68
1.60%	—	—	135,090	103,420	16,070
1.65%	—	—	141,264	43,203	7,937
1.70%	—	—	155,618	152,951	25,757
1.75%	—	—	121	119	68
1.80%	—	—	114	40,908	67
1.85%	—	—	103	63	5,557
1.90%	—	—	103	97	67
Total	$28,355,664	$41,542,657	$57,751,926	$67,684,757	$5,647,873

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2015	7,149	$1.09	to	$1.05	$7,673	0.72%	0.55%	to	1.90%	(1.84%)		to	(3.16%)
2014	4,422	$1.11	to	$1.08	$4,862	0.40%	0.55%	to	1.90%	3.64%		to	2.24%
2013	3,436	$1.07	to	$1.06	$3,664	0.27%	0.55%	to	1.90%	5.02	%(9)	to	4.05	%(9)
AB VPS Global Thematic Gro, Cl B
2015	5,933	$1.43	to	$1.32	$8,205	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	6,468	$1.40	to	$1.31	$8,797	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	6,956	$1.34	to	$1.27	$9,114	0.02%	0.55%	to	1.45%	22.25%		to	21.16%
2012	7,945	$1.10	to	$1.05	$8,575	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	10,598	$0.97	to	$0.94	$10,183	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
AB VPS Gro & Inc, Cl B
2015	52,090	$1.96	to	$1.61	$96,796	1.16%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	60,620	$1.94	to	$1.61	$112,029	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	71,637	$1.79	to	$1.49	$122,245	1.14%	0.55%	to	1.45%	33.85%		to	32.66%
2012	82,727	$1.33	to	$1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%		to	15.55%
2011	96,883	$1.14	to	$0.97	$107,039	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
AB VPS Intl Val, Cl B
2015	106,605	$1.81	to	$0.81	$154,352	2.13%	0.55%	to	1.45%	1.84%		to	0.93%
2014	121,352	$1.78	to	$0.80	$174,668	3.23%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	141,035	$1.91	to	$0.87	$221,774	5.77%	0.55%	to	1.45%	22.06%		to	20.96%
2012	165,112	$1.57	to	$0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%		to	12.55%
2011	203,415	$1.38	to	$0.64	$236,221	3.69%	0.55%	to	1.45%	(19.88%)		to	(20.60%)

338	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Lg Cap Gro, Cl B
2015	14,389	$1.68	to	$1.61	$29,726	—	0.60%	to	1.90%	10.19%		to	8.77%
2014	9,082	$1.52	to	$1.48	$16,924	—	0.60%	to	1.90%	13.16%		to	11.70%
2013	6,066	$1.35	to	$1.32	$9,926	—	0.60%	to	1.90%	36.18%		to	34.42%
2012	5,600	$0.99	to	$0.98	$6,767	0.03%	0.60%	to	1.90%	0.26	%(7)	to	(0.61	%)(7)
2011	4,342	$1.05	to	$1.14	$4,554	0.09%	0.85%	to	1.80%	(4.09%)		to	(4.99%)
ALPS Alerian Engy Infr, Class III
2015	47,078	$0.73	to	$0.71	$34,207	0.73%	0.55%	to	1.90%	(38.26%)		to	(39.10%)
2014	40,641	$1.19	to	$1.16	$48,082	0.17%	0.55%	to	1.90%	11.30%		to	9.79%
2013	14,759	$1.07	to	$1.06	$15,720	—	0.55%	to	1.90%	6.81	%(10)	to	5.84	%(10)
AC VP Intl, Cl I
2015	7,580	$1.54	to	$1.44	$11,149	0.38%	0.55%	to	0.95%	0.21%		to	(0.19%)
2014	8,407	$1.53	to	$1.44	$12,375	1.70%	0.55%	to	0.95%	(6.03%)		to	(6.40%)
2013	9,425	$1.63	to	$1.54	$14,797	1.74%	0.55%	to	0.95%	21.74%		to	21.25%
2012	11,074	$1.34	to	$1.27	$14,313	0.89%	0.55%	to	0.95%	20.49%		to	20.01%
2011	14,469	$1.11	to	$1.06	$15,550	1.49%	0.55%	to	0.95%	(12.52%)		to	(12.87%)
AC VP Intl, Cl II
2015	17,513	$1.67	to	$1.77	$28,720	0.22%	0.55%	to	1.20%	(0.04%)		to	(0.69%)
2014	20,329	$1.67	to	$1.78	$33,429	1.59%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	23,710	$1.78	to	$1.91	$41,630	1.59%	0.55%	to	1.20%	21.58%		to	20.79%
2012	27,102	$1.47	to	$1.58	$39,228	0.72%	0.55%	to	1.20%	20.34%		to	19.56%
2011	33,915	$1.22	to	$1.32	$40,922	1.28%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
AC VP Mid Cap Val, Cl II
2015	27,860	$1.73	to	$1.98	$51,690	1.51%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	29,042	$1.76	to	$2.04	$55,166	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	31,662	$1.53	to	$1.78	$52,078	1.06%	0.55%	to	1.45%	29.19%		to	28.03%
2012	32,200	$1.18	to	$1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
2011	35,063	$1.02	to	$1.21	$38,863	1.19%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
AC VP Ultra, Cl II
2015	15,654	$1.91	to	$1.83	$29,264	0.29%	0.55%	to	1.45%	5.47%		to	4.52%
2014	16,639	$1.81	to	$1.75	$29,593	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	18,619	$1.65	to	$1.62	$30,406	0.41%	0.55%	to	1.45%	36.17%		to	34.95%
2012	21,817	$1.21	to	$1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	24,050	$1.07	to	$1.07	$25,618	—	0.55%	to	1.45%	0.31%		to	(0.59%)
AC VP Val, Cl I
2015	14,990	$2.82	to	$2.64	$40,804	2.11%	0.55%	to	0.95%	(4.41%)		to	(4.79%)
2014	17,381	$2.95	to	$2.78	$49,591	1.54%	0.55%	to	0.95%	12.46%		to	12.01%
2013	20,142	$2.63	to	$2.48	$51,196	1.64%	0.55%	to	0.95%	31.00%		to	30.48%
2012	22,999	$2.00	to	$1.90	$44,739	1.89%	0.55%	to	0.95%	13.95%		to	13.49%
2011	27,810	$1.76	to	$1.67	$47,556	2.02%	0.55%	to	0.95%	0.46%		to	0.06%
AC VP Val, Cl II
2015	97,410	$2.36	to	$1.39	$198,663	1.97%	0.55%	to	1.90%	(4.55%)		to	(5.83%)
2014	109,130	$2.47	to	$1.48	$235,330	1.39%	0.55%	to	1.90%	12.27%		to	10.77%
2013	118,364	$2.20	to	$1.34	$230,552	1.49%	0.55%	to	1.90%	30.76%		to	29.00%
2012	125,623	$1.68	to	$1.04	$189,720	1.76%	0.55%	to	1.90%	13.95%		to	3.80	%(7)
2011	140,723	$1.48	to	$1.15	$188,948	1.89%	0.55%	to	1.80%	0.31%		to	(0.93%)
BlackRock Global Alloc, Cl III
2015	66,771	$1.17	to	$1.11	$77,615	1.11%	0.55%	to	1.90%	(1.54%)		to	(2.86%)
2014	56,147	$1.19	to	$1.15	$66,809	2.51%	0.55%	to	1.90%	1.37%		to	0.01%
2013	40,444	$1.17	to	$1.15	$47,699	1.74%	0.55%	to	1.90%	13.79%		to	12.26%
2012	11,013	$1.03	to	$1.02	$11,368	4.15%	0.55%	to	1.90%	2.68	%(7)	to	1.76	%(7)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	339

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Calvert VP SRI Bal, Cl I
2015	14,554	$1.56	to	$1.62	$22,160	0.11%	0.55%	to	1.20%	(2.73%)		to	(3.36%)
2014	16,504	$1.61	to	$1.67	$25,878	1.54%	0.55%	to	1.20%	9.06%		to	8.35%
2013	18,358	$1.47	to	$1.54	$26,440	1.06%	0.55%	to	1.20%	17.36%		to	16.60%
2012	19,606	$1.26	to	$1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
2011	21,309	$1.14	to	$1.21	$23,915	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
CB Var Sm Cap Gro, Cl I
2015	9,219	$1.83	to	$1.70	$16,327	—	0.55%	to	1.45%	(4.90%)		to	(5.75%)
2014	10,666	$1.93	to	$1.80	$19,941	—	0.55%	to	1.45%	3.51%		to	2.58%
2013	11,272	$1.86	to	$1.75	$20,434	0.04%	0.55%	to	1.45%	46.24%		to	44.93%
2012	8,740	$1.27	to	$1.21	$10,879	0.41%	0.55%	to	1.45%	18.77%		to	17.71%
2011	7,457	$1.07	to	$1.03	$7,846	—	0.55%	to	1.45%	0.83%		to	(0.07%)
Col VP Bal, Cl 3
2015	169,241	$1.88	to	$1.33	$322,448	—	0.55%	to	1.90%	1.15%		to	(0.20%)
2014	147,257	$1.86	to	$1.33	$285,533	—	0.55%	to	1.90%	9.52%		to	8.06%
2013	143,159	$1.70	to	$1.23	$258,003	—	0.55%	to	1.90%	20.78%		to	19.16%
2012	139,007	$1.41	to	$1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54	%(7)
2011	156,899	$1.24	to	$1.14	$211,288	—	0.55%	to	1.80%	1.83%		to	0.57%
Col VP Govt Money Mkt, Cl 2
2015	25,783	$0.98	to	$0.93	$24,231	0.01%	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2014	21,993	$0.98	to	$0.95	$20,917	0.01%	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2013	20,345	$0.99	to	$0.97	$19,600	0.01%	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2012	7,909	$1.00	to	$0.99	$7,702	0.01%	0.60%	to	1.90%	(0.39	%)(7)	to	(1.27	%)(7)
2011	8,934	$0.99	to	$0.97	$8,796	0.01%	0.85%	to	1.80%	(0.84%)		to	(1.76%)
Col VP Govt Money Mkt, Cl 3
2015	149,791	$1.20	to	$0.96	$166,145	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2014	174,167	$1.21	to	$0.97	$195,122	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2013	218,622	$1.21	to	$0.99	$247,051	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2012	257,767	$1.22	to	$1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2011	335,563	$1.23	to	$1.02	$387,974	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.42%)
Col VP Commodity Strategy, Cl 2
2015	3,877	$0.55	to	$0.53	$2,105	—	0.55%	to	1.90%	(24.19%)		to	(25.21%)
2014	1,840	$0.73	to	$0.71	$1,324	—	0.55%	to	1.90%	(21.89%)		to	(22.94%)
2013	650	$0.93	to	$0.92	$602	—	0.55%	to	1.90%	(5.82	%)(10)	to	(6.67	%)(10)
Col VP Contrarian Core, Cl 2
2015	38,725	$1.39	to	$1.34	$53,333	—	0.55%	to	1.90%	2.17%		to	0.80%
2014	20,221	$1.36	to	$1.33	$27,392	—	0.55%	to	1.90%	12.22%		to	10.71%
2013	7,634	$1.22	to	$1.20	$9,255	—	0.55%	to	1.90%	19.89	%(9)	to	18.81	%(9)
Col VP Long Govt/Cr Bond, Cl 2
2015	12,315	$0.99	to	$0.96	$12,089	1.80%	0.55%	to	1.90%	(0.76%)		to	(2.10%)
2014	7,112	$1.00	to	$0.98	$7,059	0.96%	0.55%	to	1.90%	4.67%		to	3.27%
2013	1,486	$0.96	to	$0.95	$1,416	—	0.55%	to	1.90%	(4.45	%)(10)	to	(5.32	%)(10)
Col VP Div Abs Return, Cl 2
2015	5,666	$0.91	to	$0.88	$5,116	—	0.55%	to	1.90%	(1.38%)		to	(2.70%)
2014	4,356	$0.93	to	$0.91	$4,009	—	0.55%	to	1.90%	(2.48%)		to	(3.79%)
2013	4,425	$0.95	to	$0.94	$4,194	—	0.55%	to	1.90%	(5.12	%)(9)	to	(5.98	%)(9)
Col VP Divd Opp, Cl 2
2015	20,272	$1.34	to	$1.29	$33,008	—	0.60%	to	1.90%	(3.46%)		to	(4.72%)
2014	18,158	$1.39	to	$1.36	$30,693	—	0.60%	to	1.90%	9.14%		to	7.72%
2013	13,337	$1.28	to	$1.26	$20,685	—	0.60%	to	1.90%	25.78%		to	24.15%
2012	5,686	$1.01	to	$1.01	$7,240	—	0.60%	to	1.90%	2.64	%(7)	to	1.74	%(7)
2011	3,457	$1.14	to	$1.12	$3,918	—	0.85%	to	1.80%	(5.89%)		to	(6.78%)

340	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2015	284,856	$2.44	to	$1.39	$600,828	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	338,172	$2.53	to	$1.45	$742,285	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	390,027	$2.31	to	$1.34	$789,841	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	436,246	$1.83	to	$1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	533,665	$1.62	to	$0.95	$770,563	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
Col VP Emerg Mkts Bond, Cl 2
2015	8,568	$0.90	to	$0.87	$7,633	1.59%	0.55%	to	1.90%	(1.86%)		to	(3.17%)
2014	9,067	$0.91	to	$0.89	$8,239	5.64%	0.55%	to	1.90%	0.88%		to	(0.47%)
2013	3,820	$0.91	to	$0.90	$3,452	7.35%	0.55%	to	1.90%	(9.49	%)(9)	to	(10.30	%)(9)
Col VP Emer Mkts, Cl 2
2015	17,688	$0.91	to	$0.87	$16,835	0.10%	0.60%	to	1.90%	(9.59%)		to	(10.78%)
2014	15,689	$1.00	to	$0.97	$16,602	0.18%	0.60%	to	1.90%	(2.98%)		to	(4.23%)
2013	12,710	$1.03	to	$1.01	$13,928	0.52%	0.60%	to	1.90%	(2.44%)		to	(3.71%)
2012	7,539	$1.06	to	$1.05	$8,523	0.35%	0.60%	to	1.90%	7.00	%(7)	to	6.07	%(7)
2011	4,693	$0.95	to	$0.94	$4,461	1.08%	0.85%	to	1.80%	(21.76%)		to	(22.50%)
Col VP Emer Mkts, Cl 3
2015	79,795	$2.23	to	$1.30	$145,955	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	92,569	$2.46	to	$1.45	$188,395	0.23%	0.55%	to	1.45%	(2.80%)		to	(3.68%)
2013	108,814	$2.53	to	$1.51	$230,493	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	124,470	$2.59	to	$1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
2011	148,254	$2.16	to	$1.31	$272,219	1.14%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
Col VP Global Bond, Cl 2
2015	8,965	$0.89	to	$0.85	$8,502	—	0.60%	to	1.90%	(6.77%)		to	(7.99%)
2014	8,708	$0.96	to	$0.93	$8,909	—	0.60%	to	1.90%	0.00%		to	(1.29%)
2013	9,143	$0.96	to	$0.94	$9,409	5.27%	0.60%	to	1.90%	(8.38%)		to	(9.56%)
2012	8,206	$1.04	to	$1.04	$9,265	2.43%	0.60%	to	1.90%	3.14	%(7)	to	2.24	%(7)
2011	4,796	$1.08	to	$1.06	$5,156	3.13%	0.85%	to	1.80%	3.74%		to	2.76%
Col VP Global Bond, Cl 3
2015	86,488	$1.72	to	$1.14	$131,896	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	106,817	$1.84	to	$1.23	$175,856	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	135,912	$1.84	to	$1.24	$224,150	5.89%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	180,927	$2.01	to	$1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	208,801	$1.90	to	$1.30	$357,712	2.85%	0.55%	to	1.45%	4.21%		to	3.28%
Col VP Hi Yield Bond, Cl 2
2015	25,990	$1.17	to	$1.11	$34,780	6.09%	0.60%	to	1.90%	(1.99%)		to	(3.26%)
2014	23,259	$1.19	to	$1.15	$31,903	6.41%	0.60%	to	1.90%	2.91%		to	1.57%
2013	17,928	$1.16	to	$1.13	$24,006	6.66%	0.60%	to	1.90%	5.36%		to	3.98%
2012	12,299	$1.10	to	$1.09	$15,808	7.44%	0.60%	to	1.90%	8.53	%(7)	to	7.58	%(7)
2011	5,927	$1.13	to	$1.11	$6,674	9.22%	0.85%	to	1.80%	4.57%		to	3.59%
Col VP Hi Yield Bond, Cl 3
2015	138,677	$2.36	to	$1.67	$300,720	6.00%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	168,851	$2.40	to	$1.72	$374,426	6.19%	0.55%	to	1.45%	3.05%		to	2.12%
2013	191,728	$2.32	to	$1.68	$415,832	6.54%	0.55%	to	1.45%	5.49%		to	4.54%
2012	221,316	$2.20	to	$1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
2011	242,259	$1.91	to	$1.41	$439,609	8.25%	0.55%	to	1.45%	5.10%		to	4.15%
Col VP Inc Opp, Cl 2
2015	74,168	$0.91	to	$1.10	$87,145	9.14%	0.55%	to	1.90%	(1.75%)		to	(3.07%)
2014	83,209	$0.93	to	$1.14	$98,984	—	0.55%	to	1.90%	3.11%		to	1.73%
2013	92,121	$0.90	to	$1.12	$106,064	9.29%	0.55%	to	1.90%	1.14	%(8)	to	3.02%
2012	7,250	$1.10	to	$1.08	$9,222	6.01%	0.60%	to	1.90%	8.40	%(7)	to	7.46	%(7)
2011	3,907	$1.13	to	$1.11	$4,389	9.03%	0.85%	to	1.80%	5.28%		to	4.28%

RIVERSOURCE VARIABLE ACCOUNT 10 ■	341

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 3
2015	71,368	$1.93	to	$1.65	$130,021	9.12%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	84,321	$1.96	to	$1.69	$156,701	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	100,497	$1.90	to	$1.65	$181,632	13.13%	0.55%	to	1.45%	4.45%		to	3.51%
2012	128,289	$1.82	to	$1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
2011	131,375	$1.59	to	$1.41	$200,839	9.24%	0.55%	to	1.45%	5.68%		to	4.73%
Col VP Inter Bond, Cl 2
2015	20,898	$1.06	to	$1.01	$23,558	1.22%	0.60%	to	1.90%	(0.64%)		to	(1.93%)
2014	20,148	$1.07	to	$1.03	$22,971	2.53%	0.60%	to	1.90%	4.58%		to	3.22%
2013	21,534	$1.02	to	$1.00	$23,593	4.50%	0.60%	to	1.90%	(3.02%)		to	(4.29%)
2012	25,540	$1.05	to	$1.04	$29,016	3.83%	0.60%	to	1.90%	4.26	%(7)	to	3.35	%(7)
2011	12,210	$1.07	to	$1.06	$13,069	4.34%	0.85%	to	1.80%	5.58%		to	4.58%
Col VP Inter Bond, Cl 3
2015	271,785	$1.87	to	$1.33	$458,449	1.33%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	323,775	$1.88	to	$1.34	$552,031	2.59%	0.55%	to	1.45%	4.74%		to	3.80%
2013	406,205	$1.79	to	$1.29	$663,231	4.44%	0.55%	to	1.45%	(2.93%)		to	(3.80%)
2012	596,330	$1.85	to	$1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	642,765	$1.73	to	$1.27	$1,017,799	4.49%	0.55%	to	1.45%	6.10%		to	5.14%
Col VP Intl Opp, Cl 2
2015	34,780	$1.11	to	$1.11	$39,318	0.31%	0.55%	to	1.90%	(0.58%)		to	(1.92%)
2014	34,657	$1.11	to	$1.13	$39,510	0.03%	0.55%	to	1.90%	(5.61%)		to	(6.88%)
2013	39,381	$1.18	to	$1.22	$47,632	0.43%	0.55%	to	1.90%	19.74%		to	18.13%
2012	44,804	$0.99	to	$1.03	$45,342	0.92%	0.55%	to	1.90%	16.97%		to	2.28	%(7)
2011	56,807	$0.84	to	$1.00	$49,131	0.80%	0.55%	to	1.80%	(16.64%)		to	(17.68%)
Col VP Lg Cap Gro, Cl 2
2015	11,612	$1.61	to	$1.54	$24,647	—	0.60%	to	1.90%	8.16%		to	6.76%
2014	5,703	$1.49	to	$1.44	$11,250	—	0.60%	to	1.90%	13.25%		to	11.78%
2013	4,258	$1.32	to	$1.29	$7,443	—	0.60%	to	1.90%	29.23%		to	27.56%
2012	2,090	$1.02	to	$1.01	$2,846	—	0.60%	to	1.90%	1.66	%(7)	to	0.78	%(7)
2011	1,142	$1.16	to	$1.14	$1,318	—	0.85%	to	1.80%	(4.19%)		to	(5.09%)
Col VP Lg Cap Gro, Cl 3
2015	123,331	$1.21	to	$1.72	$155,892	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	120,240	$1.12	to	$1.60	$138,954	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	138,336	$0.99	to	$1.43	$140,705	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	156,364	$0.76	to	$1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	183,234	$0.64	to	$0.94	$120,479	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
Col VP Lg Cap Index, Cl 3
2015	127,927	$1.62	to	$1.45	$211,512	—	0.55%	to	1.90%	0.31%		to	(1.04%)
2014	120,861	$1.61	to	$1.47	$198,500	—	0.55%	to	1.90%	12.59%		to	11.08%
2013	120,287	$1.43	to	$1.32	$174,724	—	0.55%	to	1.90%	31.03%		to	29.27%
2012	121,375	$1.09	to	$1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17	%(7)
2011	134,954	$0.95	to	$1.17	$129,622	—	0.55%	to	1.80%	1.07%		to	(0.18%)
Col VP Disciplined Core, Cl 2
2015	7,271	$1.50	to	$1.44	$15,219	—	0.60%	to	1.90%	0.02%		to	(1.27%)
2014	3,974	$1.50	to	$1.46	$8,360	—	0.60%	to	1.90%	14.41%		to	12.92%
2013	1,931	$1.31	to	$1.29	$3,547	—	0.60%	to	1.90%	32.69%		to	30.97%
2012	778	$0.99	to	$0.99	$1,091	—	0.60%	to	1.90%	0.43	%(7)	to	(0.44	%)(7)
2011	198	$1.26	to	$1.24	$248	—	0.85%	to	1.80%	4.19%		to	3.21%
Col VP Disciplined Core, Cl 3
2015	223,570	$1.49	to	$1.63	$373,288	—	0.55%	to	1.45%	0.21%		to	(0.70%)
2014	246,847	$1.49	to	$1.64	$412,513	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	292,546	$1.30	to	$1.44	$424,609	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	342,553	$0.97	to	$1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
2011	398,158	$0.86	to	$0.98	$384,119	—	0.55%	to	1.45%	4.65%		to	3.71%

342	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Limited Duration Cr, Cl 2
2015	18,413	$0.92	to	$0.96	$18,595	5.26%	0.55%	to	1.90%	(3.02%)		to	(4.32%)
2014	14,721	$0.95	to	$1.00	$15,344	1.41%	0.55%	to	1.90%	(1.74	%)(12)	to	(1.58%)
2013	8,465	$1.04	to	$1.01	$9,032	2.03%	0.60%	to	1.90%	0.58%		to	(0.72%)
2012	5,819	$1.03	to	$1.02	$6,204	2.56%	0.60%	to	1.90%	2.93	%(7)	to	2.03	%(7)
2011	3,967	$1.02	to	$1.01	$4,044	1.43%	0.85%	to	1.80%	1.24%		to	0.28%
Col VP Man Vol Conserv, Cl 2
2015	205,029	$1.02	to	$1.00	$208,901	—	0.55%	to	1.90%	(1.68%)		to	(2.99%)
2014	117,419	$1.04	to	$1.03	$122,260	—	0.55%	to	1.90%	3.87%		to	2.48%
2013	55,507	$1.00	to	$1.00	$55,925	—	0.55%	to	1.90%	(0.06	%)(11)	to	(0.29	%)(9)
Col VP Man Vol Conserv Gro, Cl 2
2015	787,479	$1.03	to	$1.03	$823,246	—	0.55%	to	1.90%	(2.37%)		to	(3.67%)
2014	568,924	$1.05	to	$1.06	$611,169	—	0.55%	to	1.90%	4.12%		to	2.72%
2013	226,702	$1.01	to	$1.04	$235,448	—	0.55%	to	1.90%	0.61	%(11)	to	2.86	%(9)
Col VP Man Vol Gro, Cl 2
2015	6,355,234	$1.03	to	$1.08	$6,894,914	—	0.55%	to	1.90%	(3.87%)		to	(5.16%)
2014	4,932,170	$1.07	to	$1.14	$5,556,332	—	0.55%	to	1.90%	4.37%		to	2.97%
2013	1,697,067	$1.03	to	$1.11	$1,843,697	—	0.55%	to	1.90%	1.95	%(11)	to	9.45	%(9)
Col VP Man Vol Mod Gro, Cl 2
2015	9,075,444	$1.03	to	$1.12	$10,207,540	—	0.55%	to	1.90%	(3.05%)		to	(4.35%)
2014	7,692,582	$1.06	to	$1.17	$8,953,330	—	0.55%	to	1.90%	4.28%		to	2.88%
2013	4,889,836	$1.02	to	$1.14	$5,553,983	—	0.55%	to	1.90%	1.40	%(11)	to	12.05%
2012	1,946,104	$1.02	to	$1.01	$1,985,880	—	0.95%	to	1.90%	1.64	%(7)	to	0.99	%(7)
Col VP Mid Cap Gro, Cl 2
2015	5,718	$1.39	to	$1.33	$9,517	—	0.60%	to	1.90%	4.74%		to	3.38%
2014	2,656	$1.33	to	$1.29	$4,232	—	0.60%	to	1.90%	6.51%		to	5.13%
2013	1,908	$1.25	to	$1.22	$2,879	—	0.60%	to	1.90%	30.12%		to	28.44%
2012	747	$0.96	to	$0.95	$872	—	0.60%	to	1.90%	(3.22	%)(7)	to	(4.07	%)(7)
2011	515	$1.07	to	$1.05	$548	—	0.85%	to	1.80%	(15.92%)		to	(16.72%)
Col VP Mid Cap Gro, Cl 3
2015	48,189	$2.16	to	$1.67	$88,863	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	50,333	$2.06	to	$1.61	$88,782	—	0.55%	to	1.45%	6.70%		to	5.73%
2013	58,644	$1.93	to	$1.52	$97,730	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	67,302	$1.48	to	$1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	83,645	$1.34	to	$1.07	$98,158	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
Col VP Mid Cap Val, Cl 2
2015	8,426	$1.49	to	$1.43	$15,690	—	0.60%	to	1.90%	(5.66%)		to	(6.88%)
2014	6,687	$1.58	to	$1.54	$13,228	—	0.60%	to	1.90%	11.43%		to	9.98%
2013	4,520	$1.42	to	$1.40	$8,013	—	0.60%	to	1.90%	36.77%		to	35.00%
2012	1,347	$1.04	to	$1.04	$1,788	—	0.60%	to	1.90%	4.64	%(7)	to	3.73	%(7)
2011	868	$1.15	to	$1.13	$991	—	0.85%	to	1.80%	(9.35%)		to	(10.21%)
Col VP Mid Cap Val, Cl 3
2015	41,416	$2.17	to	$1.59	$78,816	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	49,073	$2.30	to	$1.70	$99,520	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	54,651	$2.06	to	$1.54	$99,999	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	58,788	$1.50	to	$1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	74,820	$1.28	to	$0.97	$85,948	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
Col VP Select Intl Eq, Cl 2
2015	10,350	$1.20	to	$1.17	$14,008	0.79%	0.60%	to	1.90%	4.32%		to	2.97%
2014	4,926	$1.15	to	$1.14	$6,399	1.65%	0.60%	to	1.90%	(9.26%)		to	(10.44%)
2013	4,106	$1.27	to	$1.27	$5,909	1.52%	0.60%	to	1.90%	21.36%		to	19.79%
2012	1,826	$1.04	to	$1.06	$2,190	1.59%	0.60%	to	1.90%	5.90	%(7)	to	4.99	%(7)
2011	1,093	$1.04	to	$1.02	$1,129	1.42%	0.85%	to	1.80%	(13.24%)		to	(14.06%)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	343

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Intl Eq, Cl 3
2015	59,941	$1.28	to	$1.21	$83,040	0.92%	0.55%	to	1.45%	4.46%		to	3.51%
2014	61,880	$1.23	to	$1.17	$82,704	1.78%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	71,770	$1.35	to	$1.30	$105,664	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	81,718	$1.11	to	$1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
2011	101,842	$0.95	to	$0.93	$106,021	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
Col VP Select Lg Cap Val, Cl 2
2015	5,743	$1.45	to	$1.40	$10,942	—	0.60%	to	1.90%	(5.72%)		to	(6.94%)
2014	4,876	$1.53	to	$1.51	$9,893	—	0.60%	to	1.90%	10.57%		to	9.14%
2013	2,671	$1.39	to	$1.38	$4,922	—	0.60%	to	1.90%	36.90%		to	35.13%
2012	1,193	$1.01	to	$1.02	$1,615	—	0.60%	to	1.90%	4.73	%(7)	to	3.82	%(7)
2011	629	$1.17	to	$1.16	$735	—	0.85%	to	1.80%	(2.62%)		to	(3.54%)
Col VP Select Lg Cap Val, Cl 3
2015	19,234	$2.00	to	$1.58	$35,588	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	27,008	$2.12	to	$1.69	$53,317	—	0.55%	to	1.45%	10.77%		to	9.78%
2013	26,237	$1.91	to	$1.54	$47,017	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	19,210	$1.40	to	$1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	21,869	$1.18	to	$0.97	$24,666	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
Col VP Select Sm Cap Val, Cl 2
2015	4,357	$1.50	to	$1.45	$8,525	—	0.60%	to	1.90%	(3.88%)		to	(5.12%)
2014	3,111	$1.56	to	$1.53	$6,366	—	0.60%	to	1.90%	5.16%		to	3.79%
2013	2,171	$1.48	to	$1.47	$4,246	—	0.60%	to	1.90%	47.34%		to	45.43%
2012	1,057	$1.01	to	$1.01	$1,409	—	0.60%	to	1.90%	2.93	%(7)	to	2.04	%(7)
2011	514	$1.15	to	$1.14	$591	—	0.85%	to	1.80%	(9.46%)		to	(10.32%)
Col VP Select Sm Cap Val, Cl 3
2015	20,664	$2.91	to	$1.64	$52,103	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	23,491	$3.02	to	$1.72	$62,319	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	26,163	$2.87	to	$1.65	$66,589	—	0.55%	to	1.45%	47.57%		to	46.25%
2012	27,553	$1.94	to	$1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	33,501	$1.66	to	$0.97	$50,871	—	0.55%	to	1.45%	(9.01%)		to	(9.83%)
Col VP Strategic Inc, Cl 2
2015	22,004	$1.07	to	$1.02	$22,627	37.56%	0.60%	to	1.90%	(2.51%)		to	(3.78%)
2014	16,362	$1.10	to	$1.06	$17,351	3.03%	0.60%	to	1.90%	2.79%		to	1.47%
2013	15,725	$1.07	to	$1.05	$16,305	4.29%	0.60%	to	1.90%	(0.46%)		to	(1.76%)
2012	14,002	$1.07	to	$1.07	$14,669	4.46%	0.60%	to	1.90%	6.48	%(7)	to	5.55	%(7)
2011	6,521	$0.95	to	$0.94	$6,169	—	0.85%	to	1.80%	1.54	%(5)	to	0.89	%(5)
Col VP US Eq, Cl 2
2015	7,009	$1.30	to	$1.25	$12,522	—	0.60%	to	1.90%	(7.14%)		to	(8.35%)
2014	7,194	$1.39	to	$1.36	$13,926	—	0.60%	to	1.90%	2.43%		to	1.10%
2013	5,948	$1.36	to	$1.35	$11,335	—	0.60%	to	1.90%	33.92%		to	32.19%
2012	3,573	$1.02	to	$1.02	$5,120	—	0.60%	to	1.90%	4.01	%(7)	to	3.11	%(7)
2011	2,115	$1.22	to	$1.20	$2,571	—	0.85%	to	1.80%	(5.86%)		to	(6.75%)
Col VP US Govt Mtge, Cl 2
2015	8,601	$1.03	to	$0.99	$8,754	2.73%	0.60%	to	1.90%	0.59%		to	(0.71%)
2014	6,594	$1.03	to	$0.99	$6,705	1.65%	0.60%	to	1.90%	4.94%		to	3.58%
2013	5,382	$0.98	to	$0.96	$5,240	0.50%	0.60%	to	1.90%	(2.58%)		to	(3.84%)
2012	6,687	$1.01	to	$1.00	$6,716	0.66%	0.60%	to	1.90%	0.49	%(7)	to	(0.39	%)(7)
2011	4,406	$1.01	to	$0.99	$4,412	0.77%	0.85%	to	1.80%	0.37%		to	(0.58%)
Col VP US Govt Mtge, Cl 3
2015	81,827	$1.47	to	$1.09	$107,794	2.79%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	95,830	$1.46	to	$1.09	$126,065	1.76%	0.55%	to	1.45%	5.20%		to	4.25%
2013	118,639	$1.39	to	$1.05	$148,738	0.63%	0.55%	to	1.45%	(2.50%)		to	(3.38%)
2012	179,537	$1.42	to	$1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
2011	204,130	$1.41	to	$1.08	$261,927	0.90%	0.55%	to	1.45%	0.83%		to	(0.08%)

344	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2015	50,299	$0.48	to	$0.46	$23,648	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	57,057	$0.64	to	$0.62	$36,124	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	68,433	$0.78	to	$0.76	$52,643	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	84,048	$0.87	to	$0.86	$72,693	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	99,283	$0.90	to	$0.89	$88,474	2.48%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
Deutsche Alt Asset Alloc VIP, Cl B
2015	24,733	$0.96	to	$0.91	$23,378	2.88%	0.55%	to	1.90%	(7.05%)		to	(8.29%)
2014	28,134	$1.03	to	$0.99	$28,729	1.56%	0.55%	to	1.90%	2.67%		to	1.29%
2013	24,746	$1.00	to	$0.98	$24,844	1.52%	0.55%	to	1.90%	0.20%		to	(1.14%)
2012	8,138	$1.00	to	$0.99	$8,148	—	0.55%	to	1.90%	3.67	%(7)	to	2.73	%(7)
Drey VIF Intl Eq, Serv
2015	5,715	$1.22	to	$1.15	$6,868	3.10%	0.85%	to	1.45%	0.31%		to	(0.29%)
2014	5,945	$1.22	to	$1.16	$7,132	2.02%	0.85%	to	1.45%	(3.72%)		to	(4.29%)
2013	6,173	$1.26	to	$1.21	$7,698	2.52%	0.85%	to	1.45%	16.44%		to	15.74%
2012	5,710	$1.08	to	$1.04	$6,122	0.14%	0.85%	to	1.45%	21.79%		to	21.06%
2011	6,640	$0.89	to	$0.86	$5,853	1.92%	0.85%	to	1.45%	(15.63%)		to	(16.14%)
EV VT Floating-Rate Inc
2015	149,367	$1.30	to	$1.19	$187,969	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	193,252	$1.32	to	$1.22	$247,888	3.14%	0.55%	to	1.45%	0.02%		to	(0.88%)
2013	259,326	$1.32	to	$1.23	$333,886	3.48%	0.55%	to	1.45%	3.28%		to	2.35%
2012	197,523	$1.28	to	$1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%		to	5.78%
2011	214,407	$1.20	to	$1.14	$252,208	4.23%	0.55%	to	1.45%	1.99%		to	1.07%
Fid VIP Contrafund, Serv Cl 2
2015	275,837	$1.74	to	$1.40	$474,192	0.78%	0.55%	to	1.90%	(0.13%)		to	(1.47%)
2014	299,019	$1.74	to	$1.42	$516,451	0.73%	0.55%	to	1.90%	11.04%		to	9.55%
2013	326,303	$1.57	to	$1.30	$509,205	0.82%	0.55%	to	1.90%	30.24%		to	28.49%
2012	357,488	$1.20	to	$1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%		to	1.65	%(7)
2011	414,278	$1.04	to	$1.15	$431,773	0.75%	0.55%	to	1.80%	(3.32%)		to	(4.51%)
Fid VIP Gro & Inc, Serv Cl
2015	26,112	$1.83	to	$1.71	$45,766	1.90%	0.55%	to	0.95%	(2.89%)		to	(3.27%)
2014	30,809	$1.88	to	$1.77	$55,732	1.62%	0.55%	to	0.95%	9.78%		to	9.34%
2013	36,071	$1.72	to	$1.62	$59,592	1.70%	0.55%	to	0.95%	32.73%		to	32.20%
2012	42,856	$1.29	to	$1.23	$53,538	2.03%	0.55%	to	0.95%	17.75%		to	17.28%
2011	52,169	$1.10	to	$1.05	$55,469	1.52%	0.55%	to	0.95%	1.02%		to	0.62%
Fid VIP Gro & Inc, Serv Cl 2
2015	61,226	$1.97	to	$1.87	$116,871	1.80%	0.55%	to	1.20%	(3.07%)		to	(3.70%)
2014	70,817	$2.03	to	$1.94	$139,817	1.46%	0.55%	to	1.20%	9.62%		to	8.91%
2013	84,336	$1.85	to	$1.78	$152,276	1.60%	0.55%	to	1.20%	32.52%		to	31.66%
2012	98,536	$1.40	to	$1.35	$134,512	1.94%	0.55%	to	1.20%	17.60%		to	16.83%
2011	115,744	$1.19	to	$1.16	$134,697	1.47%	0.55%	to	1.20%	0.81%		to	0.15%
Fid VIP Mid Cap, Serv Cl
2015	17,469	$5.59	to	$5.24	$94,228	0.38%	0.55%	to	0.95%	(2.04%)		to	(2.43%)
2014	20,241	$5.71	to	$5.37	$111,769	0.15%	0.55%	to	0.95%	5.61%		to	5.19%
2013	23,722	$5.40	to	$5.10	$124,273	0.40%	0.55%	to	0.95%	35.32%		to	34.78%
2012	28,179	$3.99	to	$3.79	$109,281	0.47%	0.55%	to	0.95%	14.12%		to	13.66%
2011	36,566	$3.50	to	$3.33	$124,443	0.13%	0.55%	to	0.95%	(11.21%)		to	(11.56%)
Fid VIP Mid Cap, Serv Cl 2
2015	159,432	$3.59	to	$1.34	$446,745	0.24%	0.55%	to	1.90%	(2.17%)		to	(3.48%)
2014	178,382	$3.67	to	$1.39	$520,177	0.02%	0.55%	to	1.90%	5.45%		to	4.04%
2013	203,704	$3.48	to	$1.34	$573,384	0.27%	0.55%	to	1.90%	35.12%		to	33.31%
2012	231,754	$2.58	to	$1.00	$491,964	0.36%	0.55%	to	1.90%	13.93%		to	0.72	%(7)
2011	279,201	$2.26	to	$1.08	$527,033	0.02%	0.55%	to	1.80%	(11.34%)		to	(12.44%)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	345

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Overseas, Serv Cl
2015	10,569	$1.51	to	$1.42	$15,336	1.24%	0.55%	to	0.95%	2.92%		to	2.51%
2014	11,464	$1.47	to	$1.38	$16,229	1.15%	0.55%	to	0.95%	(8.66%)		to	(9.03%)
2013	13,350	$1.61	to	$1.52	$20,737	1.23%	0.55%	to	0.95%	29.66%		to	29.15%
2012	15,945	$1.24	to	$1.18	$19,241	1.72%	0.55%	to	0.95%	19.88%		to	19.40%
2011	20,618	$1.03	to	$0.98	$20,772	1.10%	0.55%	to	0.95%	(17.68%)		to	(18.01%)
Fid VIP Overseas, Serv Cl 2
2015	44,708	$1.81	to	$1.16	$70,977	1.12%	0.55%	to	1.45%	2.73%		to	1.81%
2014	47,896	$1.76	to	$1.14	$75,112	1.04%	0.55%	to	1.45%	(8.80%)		to	(9.62%)
2013	53,667	$1.93	to	$1.27	$93,109	1.10%	0.55%	to	1.45%	29.45%		to	28.29%
2012	59,049	$1.49	to	$0.99	$80,158	1.60%	0.55%	to	1.45%	19.72%		to	18.64%
2011	73,793	$1.25	to	$0.83	$84,069	1.07%	0.55%	to	1.45%	(17.79%)		to	(18.53%)
Fid VIP Strategic Inc, Serv Cl 2
2015	53,860	$0.99	to	$0.95	$52,765	2.84%	0.55%	to	1.90%	(2.47%)		to	(3.80%)
2014	40,139	$1.01	to	$0.99	$40,558	4.82%	0.55%	to	1.90%	2.81%		to	1.43%
2013	13,064	$0.99	to	$0.98	$12,848	10.07%	0.55%	to	1.90%	(2.09	%)(9)	to	(2.98	%)(9)
FTVIPT Frank Global Real Est, Cl 2
2015	62,988	$2.91	to	$0.98	$130,836	3.24%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	70,970	$2.91	to	$0.99	$149,816	0.45%	0.55%	to	1.45%	14.38%		to	13.35%
2013	78,865	$2.54	to	$0.88	$148,569	4.57%	0.55%	to	1.45%	1.76%		to	0.85%
2012	82,664	$2.50	to	$0.87	$157,516	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	92,121	$1.97	to	$0.69	$141,422	7.84%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
FTVIPT Frank Inc, Cl 2
2015	50,949	$1.03	to	$1.00	$51,973	4.95%	0.55%	to	1.90%	(7.56%)		to	(8.80%)
2014	54,674	$1.12	to	$1.09	$60,590	4.78%	0.55%	to	1.90%	4.04%		to	2.65%
2013	16,563	$1.07	to	$1.06	$17,726	1.47%	0.55%	to	1.90%	5.74	%(9)	to	4.77	%(9)
FTVIPT Frank Mutual Shares, Cl 2
2015	70,352	$1.96	to	$1.29	$118,979	3.05%	0.55%	to	1.90%	(5.46%)		to	(6.73%)
2014	79,442	$2.07	to	$1.38	$143,232	1.99%	0.55%	to	1.90%	6.53%		to	5.10%
2013	89,717	$1.95	to	$1.32	$153,401	2.06%	0.55%	to	1.90%	27.56%		to	25.85%
2012	100,868	$1.53	to	$1.04	$136,338	2.02%	0.55%	to	1.90%	13.62%		to	4.63	%(7)
2011	119,594	$1.34	to	$1.08	$143,696	2.30%	0.55%	to	1.80%	(1.58%)		to	(2.81%)
FTVIPT Frank Sm Cap Val, Cl 2
2015	45,435	$3.71	to	$1.28	$120,885	0.64%	0.55%	to	1.90%	(7.89%)		to	(9.13%)
2014	52,597	$4.03	to	$1.40	$154,239	0.62%	0.55%	to	1.90%	0.02%		to	(1.32%)
2013	58,978	$4.02	to	$1.42	$176,996	1.30%	0.55%	to	1.90%	35.49%		to	33.67%
2012	64,149	$2.97	to	$1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%		to	6.72	%(7)
2011	78,144	$2.52	to	$1.23	$153,562	0.71%	0.55%	to	1.80%	(4.29%)		to	(5.47%)
FTVIPT Temp Global Bond, Cl 2
2015	37,383	$0.95	to	$0.91	$34,993	7.87%	0.55%	to	1.90%	(4.83%)		to	(6.11%)
2014	34,706	$0.99	to	$0.97	$34,290	4.82%	0.55%	to	1.90%	1.27%		to	(0.08%)
2013	18,987	$0.98	to	$0.97	$18,600	2.59%	0.55%	to	1.90%	(1.97	%)(9)	to	(2.86	%)(9)
GS VIT Mid Cap Val, Inst
2015	46,292	$4.24	to	$2.84	$181,065	0.37%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	55,341	$4.69	to	$3.16	$240,680	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	66,581	$4.15	to	$2.82	$257,444	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	79,577	$3.14	to	$2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%		to	17.05%
2011	99,503	$2.67	to	$1.83	$248,014	0.70%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
GS VIT Multi-Strategy Alt, Advisor
2015	4,494	$0.92	to	$0.90	$4,093	2.74%	0.55%	to	1.90%	(5.41%)		to	(6.69%)
2014	1,081	$0.97	to	$0.96	$1,046	3.87%	0.55%	to	1.90%	(3.09	%)(12)	to	(3.75	%)(12)

346	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Sm Cap Eq Insights, Inst
2015	2,387	$2.81	to	$2.63	$6,431	0.27%	0.55%	to	0.95%	(2.46%)		to	(2.85%)
2014	2,721	$2.88	to	$2.71	$7,535	0.73%	0.55%	to	0.95%	6.34%		to	5.92%
2013	3,223	$2.71	to	$2.56	$8,413	0.99%	0.55%	to	0.95%	34.88%		to	34.34%
2012	3,611	$2.01	to	$1.90	$7,008	1.10%	0.55%	to	0.95%	12.21%		to	11.76%
2011	4,520	$1.79	to	$1.70	$7,834	0.70%	0.55%	to	0.95%	0.12%		to	(0.27%)
GS VIT U.S. Eq Insights, Inst
2015	74,052	$1.81	to	$1.59	$129,548	1.28%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	87,017	$1.82	to	$1.62	$153,518	1.36%	0.55%	to	1.45%	15.73%		to	14.69%
2013	102,618	$1.57	to	$1.41	$157,110	1.10%	0.55%	to	1.45%	36.76%		to	35.54%
2012	120,009	$1.15	to	$1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%		to	12.81%
2011	141,994	$1.01	to	$0.92	$140,631	1.62%	0.55%	to	1.45%	3.48%		to	2.55%
Invesco VI Am Fran, Ser I
2015	8,993	$1.52	to	$1.50	$13,593	—	0.55%	to	0.95%	4.43%		to	4.01%
2014	10,312	$1.46	to	$1.44	$14,995	0.04%	0.55%	to	0.95%	7.85%		to	7.41%
2013	11,731	$1.35	to	$1.34	$15,863	0.43%	0.55%	to	0.95%	39.37%		to	38.81%
2012	13,957	$0.97	to	$0.97	$13,578	—	0.55%	to	0.95%	(2.86	%)(6)	to	(3.13	%)(6)
Invesco VI Am Fran, Ser II
2015	39,289	$1.51	to	$1.46	$58,685	—	0.55%	to	1.45%	4.18%		to	3.24%
2014	47,631	$1.45	to	$1.42	$68,518	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	65,491	$1.35	to	$1.33	$87,849	0.25%	0.55%	to	1.45%	39.03%		to	37.78%
2012	81,028	$0.97	to	$0.96	$78,411	—	0.55%	to	1.45%	(3.04	%)(6)	to	(3.63	%)(6)
Invesco VI Bal Risk Alloc, Ser II
2015	36,247	$0.99	to	$0.95	$35,265	3.99%	0.55%	to	1.90%	(4.92%)		to	(6.19%)
2014	33,181	$1.04	to	$1.01	$34,121	—	0.55%	to	1.90%	5.13%		to	3.72%
2013	22,155	$0.99	to	$0.98	$21,763	2.77%	0.55%	to	1.90%	(2.07	%)(9)	to	(2.97	%)(9)
Invesco VI Comstock, Ser II
2015	87,866	$1.97	to	$1.49	$160,796	1.62%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	103,549	$2.12	to	$1.62	$204,223	1.04%	0.55%	to	1.45%	8.50%		to	7.53%
2013	129,043	$1.95	to	$1.50	$236,247	1.41%	0.55%	to	1.45%	34.91%		to	33.70%
2012	152,620	$1.45	to	$1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
2011	184,225	$1.22	to	$0.96	$213,630	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
Invesco VI Core Eq, Ser I
2015	28,818	$2.81	to	$2.81	$82,290	1.10%	1.25%	to	1.25%	(6.94%)		to	(6.94%)
2014	32,557	$3.02	to	$3.02	$99,850	0.84%	1.25%	to	1.25%	6.80%		to	6.80%
2013	36,480	$2.83	to	$2.83	$104,750	1.37%	1.25%	to	1.25%	27.64%		to	27.64%
2012	41,628	$2.22	to	$2.22	$93,614	0.94%	1.25%	to	1.25%	12.46%		to	12.46%
2011	49,041	$1.97	to	$1.97	$97,973	0.94%	1.25%	to	1.25%	(1.30%)		to	(1.30%)
Invesco VI Div Divd, Ser I
2015	17,059	$1.61	to	$1.56	$27,126	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
2014	17,809	$1.59	to	$1.55	$27,986	1.73%	0.55%	to	1.20%	12.21%		to	11.48%
2013	17,643	$1.42	to	$1.39	$24,786	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	14,935	$1.09	to	$1.07	$16,144	2.14%	0.55%	to	1.20%	18.07%		to	17.31%
2011	14,025	$0.92	to	$0.92	$12,873	—	0.55%	to	1.20%	(8.03	%)(5)	to	(8.43	%)(5)
Invesco VI Div Divd, Ser II
2015	10,257	$1.57	to	$1.53	$16,057	1.47%	0.85%	to	1.45%	0.96%		to	0.35%
2014	10,203	$1.56	to	$1.52	$15,792	1.49%	0.85%	to	1.45%	11.58%		to	10.91%
2013	10,724	$1.39	to	$1.37	$14,896	2.23%	0.85%	to	1.45%	29.66%		to	28.88%
2012	8,994	$1.08	to	$1.06	$9,650	2.02%	0.85%	to	1.45%	17.37%		to	16.66%
2011	7,398	$0.92	to	$0.91	$6,773	—	0.85%	to	1.45%	(8.36	%)(5)	to	(8.73	%)(5)
Invesco VI Global Hlth, Ser II
2015	32,923	$2.23	to	$2.17	$72,933	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	26,593	$2.18	to	$2.14	$57,779	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	24,135	$1.84	to	$1.82	$44,305	0.57%	0.55%	to	1.45%	39.40%		to	38.15%
2012	20,624	$1.32	to	$1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	21,100	$1.10	to	$1.11	$23,253	—	0.55%	to	1.45%	3.16%		to	2.23%

RIVERSOURCE VARIABLE ACCOUNT 10 ■	347

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Intl Gro, Ser II
2015	58,758	$1.69	to	$1.39	$92,917	1.29%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	61,027	$1.75	to	$1.45	$99,984	1.40%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	60,999	$1.76	to	$1.47	$100,859	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	67,388	$1.49	to	$1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
2011	78,213	$1.30	to	$1.10	$96,505	1.20%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
Invesco VI Mid Cap Gro, Ser I
2015	10,875	$1.44	to	$1.41	$15,598	—	0.55%	to	1.20%	0.65%		to	0.00%
2014	11,513	$1.43	to	$1.41	$16,457	—	0.55%	to	1.20%	7.44%		to	6.75%
2013	13,176	$1.33	to	$1.32	$17,575	0.41%	0.55%	to	1.20%	36.26%		to	35.38%
2012	15,401	$0.98	to	$0.97	$15,114	—	0.55%	to	1.20%	(2.09	%)(6)	to	(2.52	%)(6)
Invesco VI Mid Cap Gro, Ser II
2015	16,013	$1.43	to	$1.38	$22,657	—	0.55%	to	1.45%	0.49%		to	(0.41%)
2014	16,256	$1.42	to	$1.39	$22,979	—	0.55%	to	1.45%	7.10%		to	6.14%
2013	18,797	$1.33	to	$1.31	$24,896	0.22%	0.55%	to	1.45%	35.85%		to	34.64%
2012	20,925	$0.98	to	$0.97	$20,452	—	0.55%	to	1.45%	(2.09	%)(6)	to	(2.69	%)(6)
Invesco VI Tech, Ser I
2015	18,874	$1.38	to	$1.47	$25,375	—	0.55%	to	1.20%	6.23%		to	5.54%
2014	20,096	$1.29	to	$1.39	$25,483	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	24,113	$1.17	to	$1.27	$27,716	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	27,742	$0.94	to	$1.03	$25,702	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	32,296	$0.85	to	$0.94	$27,145	0.18%	0.55%	to	1.20%	(5.57%)		to	(6.18%)
Ivy VIP Asset Strategy
2015	31,994	$1.04	to	$1.00	$33,022	0.37%	0.55%	to	1.90%	(8.85%)		to	(10.08%)
2014	39,684	$1.14	to	$1.11	$45,106	0.50%	0.55%	to	1.90%	(5.78%)		to	(7.05%)
2013	23,002	$1.21	to	$1.19	$27,766	0.14%	0.55%	to	1.90%	18.29	%(9)	to	17.22	%(9)
Janus Aspen Enterprise, Serv
2015	11,614	$1.27	to	$1.20	$14,195	0.52%	0.55%	to	0.95%	3.20%		to	2.79%
2014	12,675	$1.23	to	$1.16	$15,055	0.03%	0.55%	to	0.95%	11.63%		to	11.18%
2013	14,693	$1.11	to	$1.05	$15,665	0.36%	0.55%	to	0.95%	31.31%		to	30.79%
2012	16,750	$0.84	to	$0.80	$13,636	—	0.55%	to	0.95%	16.34%		to	15.88%
2011	20,139	$0.72	to	$0.69	$14,127	—	0.55%	to	0.95%	(2.19%)		to	(2.58%)
Janus Aspen Flex Bond, Serv
2015	39,412	$1.02	to	$0.98	$39,813	2.18%	0.55%	to	1.90%	(0.61%)		to	(1.94%)
2014	18,510	$1.03	to	$1.00	$18,938	3.54%	0.55%	to	1.90%	4.12%		to	2.73%
2013	7,094	$0.99	to	$0.98	$6,998	4.81%	0.55%	to	1.90%	(1.97	%)(9)	to	(2.85	%)(9)
Janus Aspen Gbl Alloc Mod, Serv
2015	8,904	$1.18	to	$1.13	$10,556	0.76%	0.55%	to	1.90%	(2.89%)		to	(4.21%)
2014	9,003	$1.22	to	$1.17	$11,071	2.88%	0.55%	to	1.90%	2.65%		to	1.27%
2013	7,765	$1.19	to	$1.16	$9,385	2.54%	0.55%	to	1.90%	14.06%		to	12.55%
2012	439	$1.04	to	$1.03	$457	3.67%	0.55%	to	1.90%	3.40	%(7)	to	2.47	%(7)
Janus Aspen Global Tech, Serv
2015	21,049	$0.93	to	$2.16	$19,200	—	0.55%	to	1.20%	4.07%		to	3.40%
2014	21,328	$0.89	to	$2.09	$18,713	—	0.55%	to	1.20%	8.75%		to	8.04%
2013	24,493	$0.82	to	$1.93	$19,918	—	0.55%	to	1.20%	34.65%		to	33.78%
2012	28,136	$0.61	to	$1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
2011	34,118	$0.51	to	$1.23	$17,445	—	0.55%	to	1.20%	(9.16%)		to	(9.75%)
Janus Aspen Janus, Serv
2015	33,433	$1.63	to	$1.46	$53,075	0.46%	0.55%	to	1.90%	4.50%		to	3.10%
2014	34,514	$1.56	to	$1.42	$52,555	0.22%	0.55%	to	1.90%	12.12%		to	10.62%
2013	43,430	$1.39	to	$1.28	$59,209	0.65%	0.55%	to	1.90%	29.28%		to	27.55%
2012	53,422	$1.08	to	$1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98	%(7)
2011	64,496	$0.92	to	$1.08	$58,202	0.43%	0.55%	to	1.80%	(6.06%)		to	(7.23%)

348	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Overseas, Serv
2015	24,946	$1.24	to	$2.00	$30,219	0.50%	0.55%	to	1.20%	(9.30%)		to	(9.89%)
2014	30,009	$1.37	to	$2.22	$40,254	2.97%	0.55%	to	1.20%	(12.58%)		to	(13.15%)
2013	37,895	$1.57	to	$2.55	$58,267	3.01%	0.55%	to	1.20%	13.66%		to	12.92%
2012	50,322	$1.38	to	$2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
2011	70,950	$1.23	to	$2.02	$85,783	0.38%	0.55%	to	1.20%	(32.71%)		to	(33.14%)
Lazard Ret Global Dyn MA, Serv
2015	16,048	$1.14	to	$1.10	$18,042	—	0.55%	to	1.90%	(0.99%)		to	(2.31%)
2014	14,706	$1.15	to	$1.12	$16,769	0.73%	0.55%	to	1.90%	2.14%		to	0.77%
2013	5,187	$1.13	to	$1.12	$5,820	1.27%	0.55%	to	1.90%	10.55	%(9)	to	9.56	%(9)
MFS Mass Inv Gro Stock, Serv Cl
2015	67,425	$0.98	to	$0.97	$66,042	0.60%	0.55%	to	1.45%	(2.04	%)(13)	to	(2.71	%)(13)
MFS New Dis, Serv Cl
2015	20,210	$1.82	to	$1.97	$35,640	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	24,112	$1.87	to	$2.03	$43,814	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	32,602	$2.03	to	$2.23	$64,508	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	37,452	$1.44	to	$1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	47,312	$1.20	to	$1.34	$55,683	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
MFS Utilities, Serv Cl
2015	79,768	$2.85	to	$1.16	$190,029	3.91%	0.55%	to	1.90%	(15.22%)		to	(16.37%)
2014	96,240	$3.36	to	$1.39	$273,800	1.93%	0.55%	to	1.90%	11.85%		to	10.35%
2013	99,559	$3.00	to	$1.26	$257,426	2.10%	0.55%	to	1.90%	19.56%		to	17.96%
2012	108,853	$2.51	to	$1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78	%(7)
2011	121,680	$2.23	to	$1.22	$241,229	3.03%	0.55%	to	1.80%	5.92%		to	4.61%
MS UIF Global Real Est, Cl II
2015	38,954	$1.38	to	$1.33	$53,052	2.29%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	44,945	$1.41	to	$1.37	$62,633	0.72%	0.55%	to	1.45%	13.23%		to	12.21%
2013	51,115	$1.25	to	$1.22	$63,191	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	53,625	$1.22	to	$1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
2011	61,296	$0.94	to	$0.94	$57,824	3.34%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
MS UIF Mid Cap Gro, Cl II
2015	20,715	$1.70	to	$1.15	$35,167	—	0.55%	to	1.90%	(6.50%)		to	(7.76%)
2014	24,645	$1.81	to	$1.24	$44,824	—	0.55%	to	1.90%	1.28%		to	(0.07%)
2013	27,537	$1.79	to	$1.25	$49,578	0.24%	0.55%	to	1.90%	36.73%		to	34.91%
2012	33,274	$1.31	to	$0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99	%)(7)
2011	47,463	$1.21	to	$1.15	$58,189	0.24%	0.55%	to	1.80%	(7.68%)		to	(8.83%)
NB AMT Abs Return Multi-Mgr, Cl S
2015	3,673	$0.93	to	$0.91	$3,400	—	0.55%	to	1.90%	(5.58%)		to	(6.85%)
2014	1,106	$0.99	to	$0.98	$1,091	—	0.55%	to	1.90%	(1.46	%)(12)	to	(2.13	%)(12)
NB AMT Intl Eq, Cl S
2015	14,559	$1.09	to	$1.12	$16,013	0.91%	0.55%	to	1.45%	0.97%		to	0.07%
2014	16,273	$1.07	to	$1.12	$17,812	0.34%	0.55%	to	1.45%	(3.80%)		to	(4.67%)
2013	17,639	$1.12	to	$1.17	$20,121	1.39%	0.55%	to	1.45%	17.19%		to	16.14%
2012	18,401	$0.95	to	$1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
2011	22,063	$0.81	to	$0.87	$18,306	6.16%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
NB AMT Soc Responsive, Cl S
2015	4,273	$1.47	to	$1.42	$7,512	0.31%	0.60%	to	1.90%	(1.18%)		to	(2.46%)
2014	4,602	$1.49	to	$1.46	$8,207	0.12%	0.60%	to	1.90%	9.45%		to	8.04%
2013	3,901	$1.36	to	$1.35	$6,422	0.60%	0.60%	to	1.90%	36.59%		to	34.83%
2012	2,935	$1.00	to	$1.00	$3,552	0.10%	0.60%	to	1.90%	1.68	%(7)	to	0.80	%(7)
2011	3,129	$1.11	to	$1.13	$3,451	0.27%	0.85%	to	1.80%	(3.97%)		to	(4.87%)
Oppen Eq Inc VA, Serv
2015	3,346	$1.29	to	$1.22	$4,266	2.87%	0.85%	to	1.45%	(10.58%)		to	(11.12%)
2014	4,229	$1.45	to	$1.37	$6,026	1.48%	0.85%	to	1.45%	9.79%		to	9.13%
2013	4,349	$1.32	to	$1.26	$5,648	1.12%	0.85%	to	1.45%	27.61%		to	26.85%
2012	4,014	$1.03	to	$0.99	$4,091	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
2011	4,581	$0.92	to	$0.89	$4,172	0.90%	0.85%	to	1.45%	(5.29%)		to	(5.86%)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	349

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Global VA, Serv
2015	60,235	$2.21	to	$1.36	$116,212	1.05%	0.55%	to	1.90%	3.10%		to	1.72%
2014	58,005	$2.15	to	$1.34	$109,803	0.87%	0.55%	to	1.90%	1.50%		to	0.14%
2013	60,950	$2.12	to	$1.34	$114,933	1.17%	0.55%	to	1.90%	26.30%		to	24.60%
2012	61,187	$1.67	to	$1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88	%(7)
2011	70,702	$1.39	to	$1.06	$89,945	1.07%	0.55%	to	1.80%	(9.03%)		to	(10.15%)
Oppen Global Strategic Inc VA, Srv
2015	270,283	$1.60	to	$0.93	$407,154	5.49%	0.55%	to	1.90%	(3.03%)		to	(4.32%)
2014	327,695	$1.65	to	$0.97	$511,410	3.88%	0.55%	to	1.90%	1.93%		to	0.56%
2013	410,573	$1.62	to	$0.96	$631,311	4.80%	0.55%	to	1.90%	(0.91%)		to	(4.44	%)(9)
2012	528,177	$1.63	to	$1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
2011	601,876	$1.45	to	$1.28	$836,908	2.91%	0.55%	to	1.45%	0.10%		to	(0.80%)
Oppen Main St Sm Cap VA, Serv
2015	41,600	$2.39	to	$1.43	$86,026	0.64%	0.55%	to	1.90%	(6.61%)		to	(7.86%)
2014	41,092	$2.55	to	$1.55	$91,690	0.64%	0.55%	to	1.90%	11.04%		to	9.55%
2013	42,438	$2.30	to	$1.41	$85,905	0.70%	0.55%	to	1.90%	39.85%		to	37.97%
2012	42,432	$1.64	to	$1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26	%(7)
2011	48,318	$1.41	to	$1.17	$61,075	0.42%	0.55%	to	1.80%	(2.92%)		to	(4.12%)
PIMCO VIT All Asset, Advisor Cl
2015	80,431	$1.33	to	$0.92	$103,895	2.91%	0.55%	to	1.90%	(9.69%)		to	(10.89%)
2014	116,223	$1.47	to	$1.04	$166,593	4.79%	0.55%	to	1.90%	(0.10%)		to	(1.43%)
2013	154,508	$1.47	to	$1.05	$222,703	4.19%	0.55%	to	1.90%	(0.44%)		to	(1.79%)
2012	205,043	$1.48	to	$1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10	%(7)
2011	192,032	$1.29	to	$1.06	$245,929	7.56%	0.55%	to	1.80%	1.37%		to	0.11%
PIMCO VIT Glb MA Man Alloc, Adv Cl
2015	4,724	$0.98	to	$0.93	$4,525	1.76%	0.55%	to	1.90%	(0.81%)		to	(2.14%)
2014	4,088	$0.99	to	$0.95	$3,971	2.32%	0.55%	to	1.90%	4.00%		to	2.62%
2013	5,310	$0.95	to	$0.93	$4,991	3.28%	0.55%	to	1.90%	(8.41%)		to	(9.65%)
2012	3,251	$1.03	to	$1.02	$3,355	4.05%	0.55%	to	1.90%	2.90	%(7)	to	1.99	%(7)
PIMCO VIT Tot Return, Advisor Cl
2015	14,009	$1.00	to	$0.96	$13,796	4.90%	0.55%	to	1.90%	(0.54%)		to	(1.88%)
2014	11,275	$1.00	to	$0.98	$11,228	2.55%	0.55%	to	1.90%	3.95%		to	2.56%
2013	8,192	$0.96	to	$0.95	$7,897	2.30%	0.55%	to	1.90%	(3.98	%)(9)	to	(4.86	%)(9)
Put VT Global Hlth Care, Cl IB
2015	14,959	$2.68	to	$2.54	$38,672	7.52%	0.55%	to	1.20%	7.20%		to	6.50%
2014	12,806	$2.50	to	$2.39	$30,988	9.14%	0.55%	to	1.20%	26.94%		to	26.12%
2013	12,940	$1.97	to	$1.89	$24,737	1.09%	0.55%	to	1.20%	40.89%		to	39.98%
2012	13,599	$1.40	to	$1.35	$18,504	1.32%	0.55%	to	1.20%	21.60%		to	20.81%
2011	16,108	$1.15	to	$1.12	$18,079	3.52%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
Put VT Intl Eq, Cl IB
2015	11,782	$1.58	to	$1.58	$18,040	1.17%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2014	12,170	$1.59	to	$1.60	$18,773	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	13,264	$1.71	to	$1.74	$22,120	1.47%	0.55%	to	1.20%	27.37%		to	26.54%
2012	16,000	$1.34	to	$1.37	$21,002	2.29%	0.55%	to	1.20%	21.25%		to	20.46%
2011	20,339	$1.11	to	$1.14	$22,088	3.38%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
Put VT Multi-Cap Gro, Cl IA
2015	25,133	$2.38	to	$2.38	$60,316	1.91%	1.25%	to	1.25%	(1.31%)		to	(1.31%)
2014	27,826	$2.41	to	$2.41	$67,675	0.52%	1.25%	to	1.25%	12.39%		to	12.39%
2013	30,597	$2.15	to	$2.15	$66,235	0.74%	1.25%	to	1.25%	35.05%		to	35.05%
2012	34,299	$1.59	to	$1.59	$54,990	0.51%	1.25%	to	1.25%	15.63%		to	15.63%
2011	39,973	$1.37	to	$1.37	$55,415	0.41%	1.25%	to	1.25%	(6.06%)		to	(6.06%)
Put VT Multi-Cap Gro, Cl IB
2015	14,936	$1.88	to	$1.82	$27,762	1.69%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	16,591	$1.90	to	$1.85	$31,237	0.31%	0.55%	to	1.20%	12.87%		to	12.13%
2013	17,501	$1.68	to	$1.65	$29,283	0.51%	0.55%	to	1.20%	35.69%		to	34.81%
2012	19,953	$1.24	to	$1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
2011	24,077	$1.07	to	$1.06	$25,684	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.21%)

350	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Royce Micro-Cap, Invest Cl
2015	4,659	$3.80	to	$3.56	$17,086	—	0.55%	to	0.95%	(12.94%)		to	(13.29%)
2014	5,570	$4.37	to	$4.11	$23,493	—	0.55%	to	0.95%	(4.11%)		to	(4.49%)
2013	6,965	$4.55	to	$4.30	$30,689	0.49%	0.55%	to	0.95%	20.32%		to	19.84%
2012	8,699	$3.78	to	$3.59	$31,894	—	0.55%	to	0.95%	7.01%		to	6.58%
2011	11,616	$3.54	to	$3.37	$39,841	2.08%	0.55%	to	0.95%	(12.58%)		to	(12.93%)
Third Ave Val
2015	5,995	$3.23	to	$3.03	$18,682	3.32%	0.55%	to	0.95%	(9.39%)		to	(9.75%)
2014	7,075	$3.57	to	$3.35	$24,286	2.88%	0.55%	to	0.95%	3.81%		to	3.39%
2013	8,571	$3.44	to	$3.24	$28,415	3.27%	0.55%	to	0.95%	18.32%		to	17.84%
2012	10,403	$2.90	to	$2.75	$29,223	0.87%	0.55%	to	0.95%	26.63%		to	26.13%
2011	13,372	$2.29	to	$2.18	$29,752	1.66%	0.55%	to	0.95%	(21.74%)		to	(22.05%)
VanEck VIP Global Gold, Cl S
2015	10,176	$0.54	to	$0.52	$5,450	—	0.55%	to	1.90%	(24.57%)		to	(25.58%)
2014	7,540	$0.72	to	$0.70	$5,379	0.30%	0.55%	to	1.90%	(6.56%)		to	(7.80%)
2013	4,276	$0.77	to	$0.76	$3,278	—	0.55%	to	1.90%	(23.15	%)(9)	to	(23.84	%)(9)
VP Aggr, Cl 2
2015	767,605	$1.52	to	$1.22	$1,143,770	—	0.55%	to	1.90%	(1.30%)		to	(2.63%)
2014	777,550	$1.54	to	$1.25	$1,178,719	—	0.55%	to	1.90%	4.95%		to	3.54%
2013	808,546	$1.47	to	$1.21	$1,173,070	—	0.55%	to	1.90%	20.08%		to	18.47%
2012	697,180	$1.23	to	$1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93	%(7)
2011	612,449	$1.08	to	$1.11	$659,813	—	0.55%	to	1.80%	(3.63%)		to	(4.82%)
VP Aggr, Cl 4
2015	678,201	$1.53	to	$1.45	$1,014,551	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	756,649	$1.55	to	$1.48	$1,150,971	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	1,115,592	$1.47	to	$1.43	$1,622,820	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	1,224,668	$1.23	to	$1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	1,479,264	$1.09	to	$1.07	$1,596,561	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
VP AC Div Bond, Cl 2
2015	6,765	$1.04	to	$0.99	$7,387	2.00%	0.60%	to	1.90%	(0.79%)		to	(2.09%)
2014	5,345	$1.05	to	$1.01	$5,919	1.38%	0.60%	to	1.90%	5.19%		to	3.82%
2013	5,321	$1.00	to	$0.98	$5,630	1.82%	0.60%	to	1.90%	(3.30%)		to	(4.54%)
2012	5,762	$1.03	to	$1.02	$6,338	1.73%	0.60%	to	1.90%	2.40	%(7)	to	1.50	%(7)
2011	2,104	$1.07	to	$1.05	$2,233	0.96%	0.85%	to	1.80%	6.20%		to	5.20%
VP AQR Man Fut Strategy, Cl 2
2015	19,615	$1.12	to	$1.08	$21,773	16.65%	0.55%	to	1.90%	(0.64%)		to	(1.97%)
2014	10,018	$1.13	to	$1.10	$11,249	1.34%	0.55%	to	1.90%	9.39%		to	7.94%
2013	6,520	$1.03	to	$1.02	$6,718	2.34%	0.55%	to	1.90%	1.48	%(9)	to	0.56	%(9)
VP BR Gl Infl Prot Sec, Cl 2
2015	6,489	$1.04	to	$0.99	$7,261	38.75%	0.60%	to	1.90%	(2.22%)		to	(3.49%)
2014	5,635	$1.06	to	$1.03	$6,482	—	0.60%	to	1.90%	7.77%		to	6.37%
2013	5,793	$0.99	to	$0.96	$6,221	—	0.60%	to	1.90%	(6.18%)		to	(7.38%)
2012	7,821	$1.05	to	$1.04	$8,994	4.33%	0.60%	to	1.90%	4.10	%(7)	to	3.20	%(7)
2011	4,309	$1.11	to	$1.09	$4,760	7.58%	0.85%	to	1.80%	8.99%		to	7.96%
VP BR Gl Infl Prot Sec, Cl 3
2015	81,588	$1.42	to	$1.28	$111,255	37.01%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	98,503	$1.45	to	$1.31	$137,566	—	0.55%	to	1.45%	8.00%		to	7.02%
2013	126,607	$1.34	to	$1.23	$164,451	—	0.55%	to	1.45%	(6.00%)		to	(6.85%)
2012	180,662	$1.43	to	$1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%		to	4.08%
2011	202,745	$1.36	to	$1.27	$268,441	7.27%	0.55%	to	1.45%	9.43%		to	8.45%
VP Col Wanger Intl Eq, Cl 2
2015	15,173	$1.19	to	$1.16	$20,835	1.40%	0.60%	to	1.90%	(2.23%)		to	(3.50%)
2014	12,560	$1.22	to	$1.20	$17,742	2.05%	0.60%	to	1.90%	(4.62%)		to	(5.86%)
2013	8,958	$1.28	to	$1.27	$13,332	2.32%	0.60%	to	1.90%	21.30%		to	19.73%
2012	5,242	$1.05	to	$1.06	$6,476	1.20%	0.60%	to	1.90%	5.15	%(7)	to	4.23	%(7)
2011	3,358	$1.03	to	$1.02	$3,463	2.18%	0.85%	to	1.80%	(14.49%)		to	(15.29%)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	351

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 2
2015	404,404	$1.21	to	$1.04	$476,634	—	0.55%	to	1.90%	(0.71%)		to	(2.04%)
2014	446,223	$1.22	to	$1.06	$532,392	—	0.55%	to	1.90%	3.67%		to	2.28%
2013	586,903	$1.18	to	$1.04	$678,882	—	0.55%	to	1.90%	2.61%		to	1.23%
2012	852,752	$1.15	to	$1.02	$966,766	—	0.55%	to	1.90%	6.68%		to	1.79	%(7)
2011	593,897	$1.08	to	$1.06	$634,319	—	0.55%	to	1.80%	2.67%		to	1.40%
VP Conserv, Cl 4
2015	573,235	$1.21	to	$1.15	$678,617	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	671,729	$1.22	to	$1.17	$804,077	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	969,662	$1.18	to	$1.14	$1,123,646	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	1,687,368	$1.15	to	$1.12	$1,915,661	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	1,512,637	$1.08	to	$1.06	$1,616,062	—	0.55%	to	1.45%	2.67%		to	1.75%
VP DFA Intl Val, Cl 2
2015	8,828	$1.03	to	$1.03	$9,458	1.95%	0.60%	to	1.90%	(8.11%)		to	(9.30%)
2014	5,173	$1.12	to	$1.13	$6,058	2.24%	0.60%	to	1.90%	(8.25%)		to	(9.43%)
2013	3,855	$1.22	to	$1.25	$4,943	2.03%	0.60%	to	1.90%	19.08%		to	17.54%
2012	1,949	$1.03	to	$1.06	$2,109	1.97%	0.60%	to	1.90%	7.74	%(7)	to	6.81	%(7)
2011	1,689	$0.94	to	$0.93	$1,585	1.97%	0.85%	to	1.80%	(20.23%)		to	(20.99%)
VP EV Floating Rate Inc, Cl 2
2015	26,364	$1.05	to	$1.00	$29,168	17.18%	0.60%	to	1.90%	(2.15%)		to	(3.43%)
2014	26,667	$1.07	to	$1.03	$30,311	4.29%	0.60%	to	1.90%	(0.02%)		to	(1.33%)
2013	24,307	$1.07	to	$1.05	$27,795	3.85%	0.60%	to	1.90%	3.31%		to	1.97%
2012	10,325	$1.04	to	$1.03	$11,510	4.46%	0.60%	to	1.90%	3.04	%(7)	to	2.14	%(7)
2011	7,348	$1.06	to	$1.04	$7,735	2.06%	0.85%	to	1.80%	1.07%		to	0.11%
VP MS Adv, Cl 2
2015	3,852	$1.41	to	$1.33	$7,297	—	0.60%	to	1.90%	5.79%		to	4.41%
2014	3,105	$1.33	to	$1.28	$5,574	—	0.60%	to	1.90%	6.41%		to	5.03%
2013	2,781	$1.25	to	$1.22	$4,713	—	0.60%	to	1.90%	30.17%		to	28.48%
2012	2,433	$0.96	to	$0.95	$3,202	—	0.60%	to	1.90%	(4.12	%)(7)	to	(4.96	%)(7)
2011	1,490	$1.20	to	$1.18	$1,778	—	0.85%	to	1.80%	(3.31%)		to	(4.22%)
VP Oppen Intl Gro, Cl 2
2015	13,567	$1.19	to	$1.15	$18,458	1.20%	0.60%	to	1.90%	(3.11%)		to	(4.37%)
2014	7,757	$1.23	to	$1.21	$10,949	1.60%	0.60%	to	1.90%	(0.68%)		to	(1.96%)
2013	4,457	$1.23	to	$1.23	$6,357	1.38%	0.60%	to	1.90%	18.19%		to	16.65%
2012	2,350	$1.04	to	$1.05	$2,859	1.14%	0.60%	to	1.90%	4.69	%(7)	to	3.78	%(7)
2011	1,594	$1.07	to	$1.06	$1,701	1.61%	0.85%	to	1.80%	(7.90%)		to	(8.77%)
VP JPM Core Bond, Cl 2
2015	6,047	$1.05	to	$0.99	$6,582	1.67%	0.60%	to	1.90%	(0.05%)		to	(1.36%)
2014	4,354	$1.05	to	$1.01	$4,767	1.79%	0.60%	to	1.90%	4.48%		to	3.13%
2013	4,330	$1.00	to	$0.98	$4,563	1.97%	0.60%	to	1.90%	(3.07%)		to	(4.33%)
2012	5,081	$1.03	to	$1.02	$5,563	2.07%	0.60%	to	1.90%	2.28	%(7)	to	1.38	%(7)
2011	2,823	$1.06	to	$1.05	$2,996	0.96%	0.85%	to	1.80%	5.86%		to	4.87%
VP Jennison Mid Cap Gro, Cl 2
2015	6,618	$1.34	to	$1.28	$11,687	—	0.60%	to	1.90%	(3.58%)		to	(4.83%)
2014	3,996	$1.39	to	$1.35	$7,281	—	0.60%	to	1.90%	8.41%		to	7.01%
2013	2,925	$1.28	to	$1.26	$4,905	—	0.60%	to	1.90%	26.93%		to	25.29%
2012	1,561	$1.01	to	$1.00	$2,138	—	0.60%	to	1.90%	0.58	%(7)	to	(0.30	%)(7)
2011	738	$1.20	to	$1.19	$885	—	0.85%	to	1.80%	1.00%		to	0.04%
VP Loomis Sayles Gro, Cl 2
2015	2,968	$1.54	to	$1.47	$6,133	—	0.60%	to	1.90%	9.64%		to	8.22%
2014	2,277	$1.40	to	$1.36	$4,310	—	0.60%	to	1.90%	11.69%		to	10.24%
2013	1,741	$1.26	to	$1.23	$2,961	—	0.60%	to	1.90%	28.62%		to	26.96%
2012	1,039	$0.98	to	$0.97	$1,383	—	0.60%	to	1.90%	(1.86	%)(7)	to	(2.71	%)(7)
2011	374	$1.19	to	$1.17	$443	—	0.85%	to	1.80%	(1.72%)		to	(2.65%)

352	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Loomis Sayles Gro II, Cl 1
2015	83,305	$1.77	to	$1.74	$146,520	0.10%	0.55%	to	1.45%	1.61%		to	0.70%
2014	97,450	$1.74	to	$1.73	$169,109	0.21%	0.55%	to	1.45%	8.82%		to	7.84%
2013	116,187	$1.60	to	$1.60	$185,728	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	140,799	$1.19	to	$1.20	$167,362	0.68%	0.55%	to	1.45%	11.62%		to	10.61%
2011	174,067	$1.06	to	$1.08	$185,686	0.29%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
VP MFS Val, Cl 2
2015	9,670	$1.49	to	$1.43	$17,841	—	0.60%	to	1.90%	(1.56%)		to	(2.83%)
2014	6,705	$1.51	to	$1.48	$12,622	—	0.60%	to	1.90%	9.44%		to	8.02%
2013	4,294	$1.38	to	$1.37	$7,410	—	0.60%	to	1.90%	34.68%		to	32.93%
2012	2,006	$1.03	to	$1.03	$2,606	—	0.60%	to	1.90%	3.17	%(7)	to	2.27	%(7)
2011	1,177	$1.14	to	$1.13	$1,341	—	0.85%	to	1.80%	(1.12%)		to	(2.05%)
VP Mod, Cl 2
2015	4,872,680	$1.38	to	$1.13	$6,556,989	—	0.55%	to	1.90%	(1.10%)		to	(2.43%)
2014	5,028,711	$1.40	to	$1.16	$6,873,036	—	0.55%	to	1.90%	4.49%		to	3.09%
2013	5,282,492	$1.34	to	$1.12	$6,941,783	—	0.55%	to	1.90%	10.75%		to	9.26%
2012	5,088,616	$1.21	to	$1.03	$6,066,557	—	0.55%	to	1.90%	10.26%		to	2.25	%(7)
2011	4,072,928	$1.09	to	$1.09	$4,423,893	—	0.55%	to	1.80%	(0.28%)		to	(1.51%)
VP Mod, Cl 4
2015	7,222,346	$1.38	to	$1.31	$9,765,609	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	7,922,040	$1.40	to	$1.34	$10,873,224	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	8,850,388	$1.34	to	$1.29	$11,671,060	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	9,162,518	$1.21	to	$1.18	$10,944,928	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	9,718,867	$1.09	to	$1.08	$10,569,864	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
VP Mod Aggr, Cl 2
2015	2,674,127	$1.45	to	$1.17	$3,797,681	—	0.55%	to	1.90%	(1.27%)		to	(2.59%)
2014	2,793,304	$1.47	to	$1.20	$4,035,594	—	0.55%	to	1.90%	4.57%		to	3.17%
2013	3,023,702	$1.41	to	$1.16	$4,195,297	—	0.55%	to	1.90%	15.44%		to	13.89%
2012	2,775,343	$1.22	to	$1.02	$3,350,870	—	0.55%	to	1.90%	11.62%		to	1.94	%(7)
2011	2,443,394	$1.09	to	$1.10	$2,654,302	—	0.55%	to	1.80%	(1.97%)		to	(3.18%)
VP Mod Aggr, Cl 4
2015	2,538,648	$1.46	to	$1.38	$3,620,415	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	2,876,781	$1.48	to	$1.41	$4,173,366	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	4,272,587	$1.41	to	$1.36	$5,945,143	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	4,925,651	$1.22	to	$1.19	$5,959,830	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	5,802,273	$1.09	to	$1.08	$6,313,026	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
VP Mod Conserv, Cl 2
2015	1,080,404	$1.29	to	$1.08	$1,362,065	—	0.55%	to	1.90%	(0.77%)		to	(2.10%)
2014	1,171,936	$1.30	to	$1.10	$1,495,793	—	0.55%	to	1.90%	4.20%		to	2.80%
2013	1,384,885	$1.25	to	$1.07	$1,704,963	—	0.55%	to	1.90%	6.54%		to	5.11%
2012	1,698,010	$1.18	to	$1.02	$1,972,536	—	0.55%	to	1.90%	8.15%		to	1.81	%(7)
2011	1,249,525	$1.09	to	$1.07	$1,348,503	—	0.55%	to	1.80%	1.30%		to	0.05%
VP Mod Conserv, Cl 4
2015	1,588,850	$1.30	to	$1.23	$2,012,896	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	1,869,994	$1.31	to	$1.25	$2,399,263	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	2,377,982	$1.26	to	$1.21	$2,940,648	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	3,133,836	$1.18	to	$1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	3,079,882	$1.09	to	$1.07	$3,330,281	—	0.55%	to	1.45%	1.39%		to	0.48%
VP MS Global Real Est, Cl 2
2015	13,135	$1.29	to	$1.25	$20,132	6.65%	0.60%	to	1.90%	(1.80%)		to	(3.07%)
2014	10,419	$1.31	to	$1.29	$16,331	1.86%	0.60%	to	1.90%	13.15%		to	11.68%
2013	7,541	$1.16	to	$1.15	$10,505	7.67%	0.60%	to	1.90%	2.43%		to	1.11%
2012	4,557	$1.13	to	$1.14	$6,254	0.11%	0.60%	to	1.90%	11.59	%(7)	to	10.62	%(7)
2011	2,625	$1.07	to	$1.06	$2,804	4.39%	0.85%	to	1.80%	(10.38%)		to	(11.23%)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	353

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Multi-Mgr Div Inc, Cl 2
2015	2,324	$0.98	to	$0.96	$2,253	3.46%	0.55%	to	1.90%	(1.45%)		to	(2.77%)
2014	699	$0.99	to	$0.98	$692	1.80%	0.55%	to	1.90%	(0.94	%)(12)	to	(1.61	%)(12)
VP Multi-Mgr Int Rate Adapt, Cl 2
2015	2,940	$0.97	to	$0.95	$2,838	4.03%	0.55%	to	1.90%	(2.02%)		to	(3.33%)
2014	846	$0.99	to	$0.99	$838	1.62%	0.55%	to	1.90%	(0.83	%)(12)	to	(1.50	%)(12)
VP NFJ Divd Val, Cl 2
2015	4,771	$1.30	to	$1.26	$7,876	—	0.60%	to	1.90%	(8.98%)		to	(10.16%)
2014	4,765	$1.43	to	$1.41	$8,692	—	0.60%	to	1.90%	8.89%		to	7.48%
2013	3,835	$1.32	to	$1.31	$6,449	—	0.60%	to	1.90%	26.95%		to	25.31%
2012	2,708	$1.04	to	$1.04	$3,629	—	0.60%	to	1.90%	5.35	%(7)	to	4.43	%(7)
2011	1,199	$1.20	to	$1.19	$1,437	—	0.85%	to	1.80%	2.42%		to	1.46%
VP Nuveen Winslow Lg Cap Gro, Cl 2
2015	2,895	$1.50	to	$1.42	$5,984	—	0.60%	to	1.90%	5.22%		to	3.86%
2014	2,145	$1.42	to	$1.37	$4,236	—	0.60%	to	1.90%	9.50%		to	8.08%
2013	1,410	$1.30	to	$1.27	$2,548	—	0.60%	to	1.90%	35.40%		to	33.65%
2012	971	$0.96	to	$0.95	$1,309	—	0.60%	to	1.90%	(2.81	%)(7)	to	(3.66	%)(7)
2011	450	$1.22	to	$1.20	$547	—	0.85%	to	1.80%	(1.19%)		to	(2.12%)
VP Ptnrs Sm Cap Gro, Cl 2
2015	2,514	$1.25	to	$1.20	$4,442	—	0.60%	to	1.90%	(5.88%)		to	(7.10%)
2014	1,666	$1.33	to	$1.30	$3,149	—	0.60%	to	1.90%	(1.09%)		to	(2.37%)
2013	1,376	$1.35	to	$1.33	$2,636	—	0.60%	to	1.90%	39.06%		to	37.26%
2012	816	$0.97	to	$0.97	$1,135	—	0.60%	to	1.90%	(3.52	%)(7)	to	(4.36	%)(7)
2011	466	$1.27	to	$1.25	$591	—	0.85%	to	1.80%	(1.43%)		to	(2.36%)
VP Ptnrs Sm Cap Val, Cl 2
2015	2,373	$1.25	to	$1.20	$3,703	—	0.60%	to	1.90%	(9.98%)		to	(11.15%)
2014	2,050	$1.39	to	$1.36	$3,577	—	0.60%	to	1.90%	1.33%		to	0.02%
2013	2,004	$1.37	to	$1.35	$3,468	—	0.60%	to	1.90%	33.87%		to	32.14%
2012	1,185	$1.02	to	$1.03	$1,544	—	0.60%	to	1.90%	4.35	%(7)	to	3.44	%(7)
2011	603	$1.17	to	$1.15	$702	—	0.85%	to	1.80%	(5.33%)		to	(6.22%)
VP Ptnrs Sm Cap Val, Cl 3
2015	38,518	$2.74	to	$1.47	$91,180	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	45,329	$3.04	to	$1.65	$119,932	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	56,024	$2.99	to	$1.64	$147,194	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	69,566	$2.23	to	$1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	86,378	$1.98	to	$1.10	$151,348	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
VP Pyramis Intl Eq, Cl 2
2015	5,460	$1.18	to	$1.16	$7,097	1.20%	0.60%	to	1.90%	(1.20%)		to	(2.48%)
2014	3,235	$1.19	to	$1.19	$4,272	1.47%	0.60%	to	1.90%	(7.56%)		to	(8.77%)
2013	2,169	$1.29	to	$1.30	$3,115	1.88%	0.60%	to	1.90%	20.55%		to	18.99%
2012	1,039	$1.07	to	$1.09	$1,247	1.94%	0.60%	to	1.90%	8.70	%(7)	to	7.75	%(7)
2011	564	$1.01	to	$1.00	$569	2.21%	0.85%	to	1.80%	(13.60%)		to	(14.42%)
VP Lazard Intl Eq Adv, Cl 2
2015	3,225	$1.00	to	$0.97	$3,199	2.78%	0.55%	to	1.90%	(4.24%)		to	(5.52%)
2014	2,061	$1.05	to	$1.02	$2,144	2.48%	0.55%	to	1.90%	(0.74%)		to	(2.07%)
2013	777	$1.05	to	$1.04	$818	1.03%	0.55%	to	1.90%	5.50	%(10)	to	4.54	%(10)
VP MFS Blended Res Core Eq, Cl 2
2015	4,751	$1.40	to	$1.34	$7,873	—	0.60%	to	1.90%	(0.27%)		to	(1.56%)
2014	3,533	$1.40	to	$1.36	$5,880	—	0.60%	to	1.90%	10.91%		to	9.47%
2013	2,861	$1.26	to	$1.25	$4,323	—	0.60%	to	1.90%	27.50%		to	25.85%
2012	1,623	$0.99	to	$0.99	$1,966	—	0.60%	to	1.90%	(0.12	%)(7)	to	(0.99	%)(7)
2011	1,118	$1.11	to	$1.10	$1,240	—	0.85%	to	1.80%	(4.42%)		to	(5.31%)

354	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP MFS Blended Res Core Eq, Cl 3
2015	24,829	$1.50	to	$1.41	$36,243	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	28,527	$1.50	to	$1.42	$41,817	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	34,820	$1.35	to	$1.29	$46,089	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	39,258	$1.06	to	$1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	49,565	$0.96	to	$0.93	$46,968	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
VP TCW Core Plus Bond, Cl 2
2015	3,621	$1.01	to	$0.97	$3,760	0.56%	0.60%	to	1.90%	(0.65%)		to	(1.94%)
2014	2,811	$1.02	to	$0.98	$2,952	0.38%	0.60%	to	1.90%	4.19%		to	2.84%
2013	3,078	$0.98	to	$0.96	$3,115	0.59%	0.60%	to	1.90%	(2.94%)		to	(4.20%)
2012	3,405	$1.01	to	$1.00	$3,576	1.40%	0.60%	to	1.90%	0.42	%(7)	to	(0.46	%)(7)
2011	1,378	$1.05	to	$1.03	$1,436	0.65%	0.85%	to	1.80%	4.32%		to	3.34%
VP Vty Sycamore Estb Val, Cl 2
2015	6,979	$1.54	to	$1.49	$13,391	—	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2014	4,414	$1.55	to	$1.51	$8,571	—	0.60%	to	1.90%	11.24%		to	9.80%
2013	3,798	$1.40	to	$1.38	$6,660	—	0.60%	to	1.90%	34.85%		to	33.11%
2012	2,603	$1.03	to	$1.04	$3,421	—	0.60%	to	1.90%	4.13	%(7)	to	3.22	%(7)
2011	1,692	$1.14	to	$1.13	$1,924	—	0.85%	to	1.80%	(7.32%)		to	(8.19%)
VP Vty Sycamore Estb Val, Cl 3
2015	9,984	$2.30	to	$1.80	$20,942	—	0.55%	to	1.45%	(0.39%)		to	(1.28%)
2014	8,567	$2.31	to	$1.82	$18,196	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	9,378	$2.07	to	$1.65	$17,997	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	9,680	$1.53	to	$1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	10,544	$1.32	to	$1.07	$13,013	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
VP WF Short Duration Govt, Cl 2
2015	11,657	$1.00	to	$0.95	$11,544	0.71%	0.55%	to	1.90%	(0.47%)		to	(1.81%)
2014	5,405	$1.00	to	$0.96	$5,398	0.16%	0.55%	to	1.90%	(0.08	%)(12)	to	(1.18%)
2013	2,182	$1.00	to	$0.97	$2,186	0.62%	0.60%	to	1.90%	(1.07%)		to	(2.36%)
2012	1,916	$1.01	to	$1.00	$1,952	1.03%	0.60%	to	1.90%	0.47	%(7)	to	(0.41	%)(7)
2011	807	$1.02	to	$1.00	$818	0.73%	0.85%	to	1.80%	1.33%		to	0.38%
Wanger Intl
2015	94,010	$3.16	to	$1.56	$241,040	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	107,941	$3.17	to	$1.58	$280,176	1.41%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	123,922	$3.34	to	$1.68	$342,548	2.61%	0.55%	to	1.45%	21.70%		to	20.60%
2012	137,801	$2.74	to	$1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%		to	19.80%
2011	167,899	$2.27	to	$1.16	$323,958	4.78%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
Wanger USA
2015	105,481	$3.28	to	$1.70	$289,513	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	121,749	$3.32	to	$1.74	$341,048	0.00%	0.55%	to	1.45%	4.21%		to	3.27%
2013	144,422	$3.19	to	$1.68	$391,758	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	166,631	$2.40	to	$1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	200,494	$2.01	to	$1.08	$349,684	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
WF VT Index Asset Alloc, Cl 2
2015	13,760	$2.11	to	$2.04	$28,356	1.03%	0.55%	to	1.20%	0.70%		to	0.04%
2014	15,061	$2.10	to	$2.03	$30,814	1.53%	0.55%	to	1.20%	17.41%		to	16.65%
2013	16,691	$1.79	to	$1.74	$29,125	1.63%	0.55%	to	1.20%	18.97%		to	18.20%
2012	19,665	$1.50	to	$1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%		to	11.68%
2011	23,246	$1.34	to	$1.32	$30,454	2.98%	0.55%	to	1.20%	5.90%		to	5.22%
WF VT Intl Eq, Cl 2
2015	30,265	$1.58	to	$1.05	$41,543	3.97%	0.55%	to	1.45%	1.24%		to	0.33%
2014	29,780	$1.56	to	$1.05	$40,733	2.68%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	33,222	$1.66	to	$1.13	$48,586	2.14%	0.55%	to	1.45%	18.87%		to	17.80%
2012	40,040	$1.39	to	$0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%		to	11.84%
2011	48,128	$1.23	to	$0.85	$53,181	0.11%	0.55%	to	1.45%	(13.39%)		to	(14.16%)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	355

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Opp, Cl 2
2015	27,542	$2.34	to	$1.33	$57,752	0.13%	0.55%	to	1.90%	(3.62%)		to	(4.90%)
2014	30,483	$2.42	to	$1.40	$66,811	0.06%	0.55%	to	1.90%	9.82%		to	8.35%
2013	36,218	$2.21	to	$1.29	$72,778	0.20%	0.55%	to	1.90%	29.96%		to	28.22%
2012	42,608	$1.70	to	$1.01	$66,547	0.09%	0.55%	to	1.90%	14.89%		to	1.20	%(7)
2011	54,722	$1.48	to	$1.14	$74,879	0.11%	0.55%	to	1.80%	(6.04%)		to	(7.21%)
WF VT Sm Cap Gro, Cl 2
2015	33,099	$2.16	to	$1.26	$67,685	—	0.55%	to	1.90%	(3.42%)		to	(4.71%)
2014	32,243	$2.24	to	$1.32	$68,710	—	0.55%	to	1.90%	(2.42%)		to	(3.72%)
2013	38,552	$2.29	to	$1.37	$84,690	—	0.55%	to	1.90%	49.41%		to	47.40%
2012	42,724	$1.54	to	$0.93	$63,274	—	0.55%	to	1.90%	7.28%		to	(7.05	%)(7)
2011	51,889	$1.43	to	$1.19	$71,998	—	0.55%	to	1.80%	(5.12%)		to	(6.29%)
WA Var Global Hi Yd Bond, Cl II
2015	6,145	$0.93	to	$0.90	$5,648	5.80%	0.55%	to	1.90%	(6.59%)		to	(7.85%)
2014	6,037	$1.00	to	$0.97	$5,973	8.19%	0.55%	to	1.90%	(2.05%)		to	(3.36%)
2013	3,009	$1.02	to	$1.01	$3,051	16.72%	0.55%	to	1.90%	1.04	%(9)	to	0.13	%(9)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2011.
(6)	New subaccount operations commenced on April 27, 2012.
(7)	New subaccount operations commenced on April 30, 2012.
(8)	New subaccount operations commenced on April 26, 2013.
(9)	New subaccount operations commenced on April 29, 2013.
(10)	New subaccount operations commenced on April 30, 2013.
(11)	New subaccount operations commenced on Nov. 18, 2013.
(12)	New subaccount operations commenced on June 30, 2014.
(13)	New subaccount operations commenced on March 27, 2015.

356	■ RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 25, 2016

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $20,886; 2014, $21,354)	$21,772	$23,243
Common stocks, at fair value (cost: 2015 and 2014, $2)	7	7
Mortgage loans, at amortized cost (less allowance for loan losses: 2015, $19; 2014, $23)	3,211	3,298
Policy loans	823	805
Other investments	998	987
Total investments	26,811	28,340
Cash and cash equivalents	370	307
Reinsurance recoverables	2,415	2,268
Other receivables	255	206
Accrued investment income	244	255
Deferred acquisition costs	2,688	2,576
Other assets	4,569	5,006
Separate account assets	76,004	79,178
Total assets	$113,356	$118,136

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,029	$29,805
Short-term borrowings	200	200
Other liabilities	4,058	4,650
Separate account liabilities	76,004	79,178
Total liabilities	109,291	113,833
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,465	2,464
Retained earnings	1,202	1,107
Accumulated other comprehensive income, net of tax	395	729
Total shareholder’s equity	4,065	4,303
Total liabilities and shareholder’s equity	$113,356	$118,136

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2015	2014	2013
Revenues
Premiums	$406	$423	$430
Net investment income	1,218	1,294	1,411
Policy and contract charges	1,880	1,821	1,725
Other revenues	422	390	359
Net realized investment gains	4	38	3
Total revenues	3,930	3,966	3,928

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,213	1,046	1,172
Interest credited to fixed accounts	668	713	806
Amortization of deferred acquisition costs	273	293	141
Other insurance and operating expenses	736	740	746
Total benefits and expenses	2,890	2,792	2,865
Pretax income	1,040	1,174	1,063
Income tax provision	145	209	221
Net income	$895	$965	$842

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(8)	$(6)	$(11)
Portion of loss recognized in other comprehensive income (before taxes)	1	1	5
Net impairment losses recognized in net realized investment gains	$(7)	$(5)	$(6)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2015	2014	2013

Net income	$895	$965	$842
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(338)	74	(588)
Net unrealized gains on derivatives	4	5	4
Total other comprehensive income (loss), net of tax	(334)	79	(584)
Total comprehensive income	$561	$1,044	$258

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$3	$2,462	$1,000	$1,234	$4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	3	2,463	1,042	650	4,158
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)

Balances at December 31, 2014	3	2,464	1,107	729	4,303
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive loss, net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)
Balances at December 31, 2015	$3	$2,465	$1,202	$395	$4,065

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$895	$965	$842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	18	8	(20)
Deferred income tax expense (benefit)	(91)	209	(76)
Contractholder and policyholder charges, non-cash	(334)	(329)	(322)
Loss from equity method investments	18	24	12
Net realized investment gains	(13)	(45)	(9)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	9	7	6
Changes in operating assets and liabilities:
Deferred acquisition costs	(2)	33	(128)
Policyholder account balances, future policy benefits and claims	703	1,375	(1,053)
Derivatives, net of collateral	69	(894)	1,733
Reinsurance recoverables	(132)	(107)	(121)
Other receivables	(9)	(4)	4
Accrued investment income	11	20	16
Other, net	407	(357)	132
Net cash provided by operating activities	1,549	905	1,016

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	158	309	171
Maturities, sinking fund payments and calls	2,589	2,848	3,682
Purchases	(2,279)	(1,589)	(3,672)
Proceeds from maturities and repayments of mortgage loans	618	562	696
Funding of mortgage loans	(523)	(523)	(619)
Proceeds from sales and collections of other investments	115	140	119
Purchase of other investments	(158)	(304)	(235)
Purchase of land, buildings, equipment and software	(11)	(8)	(8)
Change in policy loans, net	(18)	(32)	(21)
Advance on line of credit to Ameriprise Financial, Inc.	—	(15)	—
Repayment from Ameriprise Financial, Inc. on line of credit	—	15	—
Other, net	4	5	49
Net cash provided by investing activities	495	1,408	162

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,061	2,042	2,158
Net transfers to separate accounts	(171)	(216)	(116)
Surrenders and other benefits	(2,714)	(2,440)	(1,994)
Change in short-term borrowings, net	(1)	(301)	(2)
Proceeds from line of credit with Ameriprise Financial, Inc.	6	56	94
Payments on line of credit with Ameriprise Financial, Inc.	(6)	(206)	(94)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	16	13	—
Cash paid for purchased options with deferred premiums	(373)	(399)	(417)
Cash dividends to Ameriprise Financial, Inc.	(800)	(900)	(800)
Net cash used in financing activities	(1,981)	(2,350)	(1,170)
Net increase (decrease) in cash and cash equivalents	63	(37)	8
Cash and cash equivalents at beginning of period	307	344	336
Cash and cash equivalents at end of period	$370	$307	$344

Supplemental Disclosures:
Income taxes paid (received), net	$(57)	$471	$94
Interest paid on borrowings	1	1	4
Non-cash investing activity:
Affordable housing partnership commitments not yet remitted	45	38	96
See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Voting interest entities (“VOEs”) are those entities that do not qualify as a variable interest entity (“VIE”). The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. An entity that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

RiverSource Life Insurance Company

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

If the Company consolidates a VIE under either accounting model, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously

RiverSource Life Insurance Company

determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

Interest income is accrued on the unpaid principal balances of the loans as earned. The discount for residential mortgage loans is accreted straight-line over the remaining life of the loans.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

RiverSource Life Insurance Company

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which

RiverSource Life Insurance Company

risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2015 and 2014, land, buildings, equipment and software were $153 million and $159 million, respectively, net of accumulated depreciation of $129 million and $122 million, respectively. Depreciation and amortization expense for the years ended December 31, 2015, 2014 and 2013 was $15 million, $15 million and $16 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs

RiverSource Life Insurance Company

based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, EIA and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for EIA are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options. Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality,

RiverSource Life Insurance Company

persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported health insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and health insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 12 and Note 16 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures

In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net

RiverSource Life Insurance Company

investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. The Company did not elect the proportional amortization method.

Future Adoption of New Accounting Standards

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Interest — Imputation of Interest

In April 2015, the FASB updated the accounting standards related to debt issuance costs. The update requires that debt issuance costs be presented on the balance sheet as a direct deduction from the carrying amount of debt. The update does not impact the measurement or recognition of debt issuance costs. In August 2015, the FASB updated the guidance to allow companies to make a policy election to exclude debt issuance costs for line-of-credit arrangements from the standard. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard is to be applied on a retrospective basis to all periods presented. Early adoption of the standard is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds from the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption or applied retrospectively. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

RiverSource Life Insurance Company

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in affordable housing partnerships is limited to the carrying value of these investments. The carrying value is reflected in other investments and was $517 million and $504 million as of December 31, 2015 and 2014, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information about these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,764	$891	$(281)	$14,374	$2
Residential mortgage backed securities	3,015	96	(36)	3,075	(8)
Commercial mortgage backed securities	2,081	68	(13)	2,136	—
State and municipal obligations	1,023	153	(27)	1,149	—
Asset backed securities	748	33	(5)	776	—
Foreign government bonds and obligations	217	17	(11)	223	—
U.S. government and agencies obligations	38	1	—	39	—
Total fixed maturities	20,886	1,259	(373)	21,772	(6)
Common stocks	2	5	—	7	3
Total	$20,888	$1,264	$(373)	$21,779	$(3)

	December 31, 2014
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,763	$1,474	$(54)	$15,183	$3
Residential mortgage backed securities	3,374	150	(32)	3,492	(9)
Commercial mortgage backed securities	2,116	115	(3)	2,228	—
State and municipal obligations	947	191	(25)	1,113	—
Asset backed securities	882	56	(1)	937	—
Foreign government bonds and obligations	236	21	(6)	251	—
U.S. government and agencies obligations	36	3	—	39	—
Total fixed maturities	21,354	2,010	(121)	23,243	(6)
Common stocks	2	5	—	7	3
Total	$21,356	$2,015	$(121)	$23,250	$(3)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $862 million and $1.2 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $408 million and $689 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2015 and 2014, fixed maturity securities comprised approximately 81% and 82%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized

RiverSource Life Insurance Company

Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $1.1 billion and $1.2 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,661	$4,806	22%	$5,111	$5,374	23%
AA	1,010	1,185	5	967	1,158	5
A	3,749	4,101	19	4,452	5,062	22
BBB	9,964	10,278	47	9,328	10,165	44
Below investment grade	1,502	1,402	7	1,496	1,484	6
Total fixed maturities	$20,886	$21,772	100%	$21,354	$23,243	100%

At December 31, 2015 and 2014, approximately 47% and 46%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	253	$3,703	$(208)	35	$300	$(73)	288	$4,003	$(281)
Residential mortgage backed securities	36	535	(7)	59	526	(29)	95	1,061	(36)
Commercial mortgage backed securities	45	568	(12)	3	33	(1)	48	601	(13)
State and municipal obligations	9	40	(1)	2	101	(26)	11	141	(27)
Asset backed securities	21	241	(5)	—	—	—	21	241	(5)
Foreign government bonds and obligations	9	39	(2)	15	27	(9)	24	66	(11)
Total	373	$5,126	$(235)	114	$987	$(138)	487	$6,113	$(373)

	December 31, 2014
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	106	$1,093	$(36)	40	$689	$(18)	146	$1,782	$(54)
Residential mortgage backed securities	17	138	(2)	55	670	(30)	72	808	(32)
Commercial mortgage backed securities	9	80	—	9	95	(3)	18	175	(3)
State and municipal obligations	1	5	—	2	102	(25)	3	107	(25)
Asset backed securities	5	52	—	3	32	(1)	8	84	(1)
Foreign government bonds and obligations	4	10	(1)	14	27	(5)	18	37	(6)
Total	142	$1,378	$(39)	123	$1,615	$(82)	265	$2,993	$(121)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$33	$54	$87
Credit losses for which an other-than-temporary impairment was not previously recognized	—	1	2
Credit losses for which an other-than-temporary impairment was previously recognized	—	—	4
Reductions for securities sold during the period (realized)	—	(22)	(39)
Ending balance	$33	$33	$54

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Gross realized investment gains	$30	$51	$11
Gross realized investment losses	(17)	(6)	—
Other-than-temporary impairments	(7)	(5)	(6)
Total	$6	$40	$5

Other-than-temporary impairments for the years ended December 31, 2015 and 2014 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$882	$893
Due after one year through five years	5,419	5,731
Due after five years through 10 years	5,062	5,046
Due after 10 years	3,679	4,115
	15,042	15,785
Residential mortgage backed securities	3,015	3,075
Commercial mortgage backed securities	2,081	2,136
Asset backed securities	748	776
Common stocks	2	7
Total	$20,888	$21,779

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$1,034	$1,112	$1,205
Mortgage loans	177	183	202
Other investments	33	29	37
	1,244	1,324	1,444
Less: investment expenses	26	30	33
Total	$1,218	$1,294	$1,411

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$6	$40	$5
Mortgage loans	—	—	(1)
Other investments	(2)	(2)	(1)
Total	$4	$38	$3

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans and syndicated loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$28	$28	$30
Charge-offs	(4)	(2)	(2)
Provisions	1	2	—
Ending balance	$25	$28	$28

Individually evaluated for impairment	$4	$9	$8
Collectively evaluated for impairment	21	19	20

The recorded investment in commercial and residential mortgage loans and syndicated loans by impairment method was as follows:

	December 31,
	2015	2014
Individually evaluated for impairment	$25	$32
Collectively evaluated for impairment	3,657	3,740
Total	$3,682	$3,772

As of December 31, 2015 and 2014, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $12 million and $4 million, respectively.

During the years ended December 31, 2015, 2014 and 2013, the Company purchased $106 million, $180 million and $158 million, respectively, and sold $15 million, $13 million and $2 million, respectively, consisting primarily of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $8 million and $10 million as of December 31, 2015 and 2014, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
South Atlantic	$746	$710	28%	27%
Pacific	709	673	27	26
Mountain	242	236	9	9
West North Central	217	223	8	8
East North Central	208	237	8	9
Middle Atlantic	203	210	8	8
West South Central	128	151	5	6
New England	115	130	4	5
East South Central	68	62	3	2

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
Retail	$947	$956	36%	36%
Office	522	535	20	20
Apartments	473	473	18	18
Industrial	444	447	17	17
Mixed use	35	46	1	2
Hotel	34	32	1	1
Other	181	143	7	6

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609

Residential Mortgage Loans

The recorded investment in residential mortgage loans at December 31, 2015 and 2014 was $594 million and $689 million, respectively. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2015 and 2014, no allowance for loan losses was recorded.

Residential mortgage loans are presented net of unamortized discount of $21 million and $34 million as of December 31, 2015 and 2014, respectively.

As of December 31, 2015 and 2014, approximately 4% and 5%, respectively, of residential mortgage loans had FICO scores below 640. As of both December 31, 2015 and 2014, approximately 1% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 37% of the portfolio as of both December 31, 2015 and 2014. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans at December 31, 2015 and 2014 was $452 million and $451 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2015 and 2014 were $5 million and $3 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2015, 2014 and 2013. The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2015, 2014 and 2013. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$2,576	$2,633	$2,373
Capitalization of acquisition costs	275	260	269
Amortization, excluding the impact of valuation assumptions review	(267)	(286)	(219)
Amortization, impact of valuation assumptions review	(6)	(7)	78
Impact of change in net unrealized securities losses (gains)	110	(24)	132
Balance at December 31	$2,688	$2,576	$2,633

RiverSource Life Insurance Company

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$361	$409	$404
Capitalization of sales inducement costs	4	5	5
Amortization, excluding the impact of valuation assumptions review	(52)	(52)	(48)
Amortization, impact of valuation assumptions review	1	(2)	25
Impact of change in net unrealized securities losses	20	1	23
Balance at December 31	$334	$361	$409

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual fixed and variable universal life insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with long term care benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $196.3 billion and $195.5 billion, respectively, of which $144.2 billion and $143.4 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Direct premiums	$629	$645	$650
Reinsurance ceded	(223)	(222)	(220)
Net premiums	$406	$423	$430

Policy and contract charges are presented on the Consolidated Statements of Income net of $107 million, $94 million and $87 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $287 million, $253 million and $226 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $1.9 billion and $1.8 billion related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $551 million and $575 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Company

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2015	2014
Policyholder account balances
Fixed annuities	$11,239	$12,700
Variable annuity fixed sub-accounts	4,912	4,860
VUL/UL insurance	2,897	2,856
IUL insurance	808	534
Other life insurance	794	840
Total policyholder account balances	20,650	21,790
Future policy benefits
Variable annuity GMWB	1,057	693
Variable annuity GMAB	—	(41	)(1)
Other annuity liabilities	31	115
Fixed annuities life contingent liabilities	1,501	1,511
EIA	27	29
Life, DI and LTC insurance	5,112	5,106
VUL/UL and other life insurance additional liabilities	452	437
Total future policy benefits	8,180	7,850
Policy claims and other policyholders’ funds	199	165
Total policyholder account balances, future policy benefits and claims	$29,029	$29,805

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at December 31, 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s EIA product is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Company

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2015	2014
Variable annuity	$69,333	$72,125
VUL insurance	6,637	7,016
Other insurance	34	37
Total	$76,004	$79,178

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Company

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$54,716	$52,871	$297	65	$55,378	$53,565	$24	64
Five/six-year reset	9,307	6,731	78	65	10,360	7,821	28	64
One-year ratchet	6,747	6,379	266	67	7,392	7,006	39	66
Five-year ratchet	1,613	1,556	20	63	1,773	1,717	2	63
Other	887	869	82	71	959	941	38	70
Total — GMDB	$73,270	$68,406	$743	65	$75,862	$71,050	$131	64
GGU death benefit	$1,056	$1,004	$113	67	$1,072	$1,019	$123	67
GMIB	$270	$251	$17	68	$343	$321	$9	67
GMWB:
GMWB	$3,118	$3,109	$2	69	$3,671	$3,659	$1	68
GMWB for life	37,301	37,179	330	66	36,843	36,735	95	65
Total — GMWB	$40,419	$40,288	$332	66	$40,514	$40,394	$96	65
GMAB	$4,018	$4,006	$31	58	$4,247	$4,234	$2	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,601	63	$6,076	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$4	$9	$799	$103	$155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)
Balance at December 31, 2013	4	6	(383)	(62)	206
Incurred claims	9	1	1,076	21	75
Paid claims	(4)	—	—	—	(18)
Balance at December 31, 2014	9	7	693	(41)	263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	$14	$8	$1,057	$—	$332

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Company

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2015	2014
Mutual funds:
Equity	$39,806	$41,403
Bond	23,700	25,060
Other	5,241	4,490
Total mutual funds	$68,747	$70,953

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2015 and 2014.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2015 and 2014, the Company had pledged $30 million and $18 million, respectively, of agency residential mortgage backed securities and $22 million and $34 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $50 million. The remaining maturity of outstanding repurchase agreements was less than one month as of December 31, 2015 and less than four months as of December 31, 2014. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2015 and 2014 was 0.5% and 0.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $290 million and $298 million at December 31, 2015 and 2014, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $150 million. The remaining maturity of outstanding FHLB advances was less than three months as of December 31, 2015 and less than two months as of December 31, 2014. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2015 and 2014 was 0.5% and 0.3%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

RiverSource Life Insurance Company

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,139	$1,235	$14,374
Residential mortgage backed securities	—	3,054	21	3,075
Commercial mortgage backed securities	—	2,133	3	2,136
State and municipal obligations	—	1,149	—	1,149
Asset backed securities	—	643	133	776
Foreign government bonds and obligations	—	223	—	223
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	20,376	1,392	21,772
Common stocks	3	4	—	7
Cash equivalents	48	285	—	333
Other assets:
Interest rate derivative contracts	—	1,882	—	1,882
Equity derivative contracts	92	1,477	—	1,569
Credit derivative contracts	—	2	—	2
Foreign exchange derivative contracts	1	54	—	55
Total other assets	93	3,415	—	3,508
Separate account assets	—	76,004	—	76,004
Total assets at fair value	$148	$100,084	$1,392	$101,624

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	364	364
GMWB and GMAB embedded derivatives	—	—	851	851	(1)
Total policyholder account balances, future policy benefits and claims	—	5	1,215	1,220	(2)
Other liabilities:
Interest rate derivative contracts	—	948	—	948
Equity derivative contracts	45	1,930	—	1,975
Foreign exchange derivative contracts	1	16	—	17
Total other liabilities	46	2,894	—	2,940
Total liabilities at fair value	$46	$2,899	$1,215	$4,160

(1)	The fair value of the GMWB and GMAB embedded derivatives included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Company

	December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,830	$1,353	$15,183
Residential mortgage backed securities	—	3,483	9	3,492
Commercial mortgage backed securities	—	2,138	90	2,228
State and municipal obligations	—	1,113	—	1,113
Asset backed securities	—	786	151	937
Foreign government bonds and obligations	—	251	—	251
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	21,636	1,603	23,243
Common stocks	3	3	1	7
Cash equivalents	1	235	—	236
Other assets:
Interest rate derivative contracts	—	1,955	—	1,955
Equity derivative contracts	282	1,711	—	1,993
Foreign exchange derivative contracts	—	29	—	29
Total other assets	282	3,695	—	3,977
Separate account assets	—	79,178	—	79,178
Total assets at fair value	$290	$104,747	$1,604	$106,641

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$6	$—	$6
IUL embedded derivatives	—	—	242	242
GMWB and GMAB embedded derivatives	—	—	479	479	(1)
Total policyholder account balances, future policy benefits and claims	—	6	721	727	(2)
Other liabilities:
Interest rate derivative contracts	—	1,136	—	1,136
Equity derivative contracts	376	2,286	—	2,662
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	11	—	11
Total other liabilities	376	3,435	—	3,811
Total liabilities at fair value	$376	$3,441	$721	$4,538

(1)	The fair value of the GMWB and GMAB embedded derivatives included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $311 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive loss	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015 included in:
Net investment income	$(1)	$—	$—	$1	$—	$—

(1)	Included in net investment income in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total losses included in:
Net income	27	(1)	105	(2)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized losses relating to liabilities held at December 31, 2015 included in:
Benefits, claims, losses and settlement expenses	$—		$127		$127
Interest credited to fixed accounts	27		—		27

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (1)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014 included in:
Net investment income	$(1)	$—	$1	$1	$1	$—

(1)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2014	$125		$(575)	$(450)
Total losses included in:
Net income	40	(1)	811 (2)	851
Issues	90		254	344
Settlements	(13)		(11)	(24)
Balance, December 31, 2014	$242		$479	$721
Changes in unrealized losses relating to liabilities held at December 31, 2014 included in:
Benefits, claims, losses and settlement expenses	$—		$811	$811
Interest credited to fixed accounts	40		—	40

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)
Other comprehensive loss	(41)	—	(6)	10	(37)
Purchases	120	87	15	68	290
Settlements	(216)	(9)	—	(2)	(227)
Transfers out of Level 3	—	(43)	(149)	(16)	(208)
Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822
Changes in unrealized gains (losses) relating to assets held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1

(1)	Included in net investment income in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2013	$45		$833		$878
Total (gains) losses included in:
Net income	19	(1)	(1,617	)(2)	(1,598)
Issues	62		228		290
Settlements	(1)		(19)		(20)
Balance, December 31, 2013	$125		$(575)		$(450)
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2013 included in:
Benefits, claims, losses and settlement expenses	$—		$(1,598)		$(1,598)
Interest credited to fixed accounts	19		—		19

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $74 million, $124 million and $(168) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,221	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$364	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$851	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,311	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$242	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$479	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Company

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL

RiverSource Life Insurance Company

embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,211	$—	$—	$3,254	$3,254
Policy loans	823	—	—	803	803
Other investments	463	—	416	33	449

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$11,523	$—	$—	$12,424	$12,424
Short-term borrowings	200	—	200	—	200
Other liabilities	117	—	—	113	113
Separate account liabilities	360	—	360	—	360

	December 31, 2014
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,298	$—	$—	$3,413	$3,413
Policy loans	805	—	—	793	793
Other investments	463	—	403	55	458

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,979	$—	$—	$13,996	$13,996
Short-term borrowings	200	—	200	—	200
Other liabilities	124	—	—	121	121
Separate account liabilities	400	—	400	—	400

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

RiverSource Life Insurance Company

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $311 million, $295 million and $268 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $162 million, $158 million and $145 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $41 million, $40 million and $38 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $437 million, $431 million and $465 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Cash dividends paid to Ameriprise Financial	$800	$900	$800
Cash dividends received from RiverSource Life of NY	25	24	25
Cash dividend received from RTA	—	30	—

On February 11, 2016, the Company’s board of directors declared a cash dividend of $400 million to Ameriprise Financial, payable on or after March 1, 2016, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During the years ended December 31, 2015, 2014 and 2013, RiverSource Life Insurance Company made cash contributions to RTA of nil, $15 million and $30 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $88 million and $289 million at December 31, 2015 and 2014, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $954 million and $638 million as of December 31, 2015 and 2014, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.7 billion and $3.3 billion at December 31, 2015 and 2014, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Statutory net gain from operations(1)	$1,033	$1,412	$1,633
Statutory net income(1)	633	1,154	1,337

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $5 million at both December 31, 2015 and 2014, were on deposit with various states as required by law.

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,051	$—	$3,051	$(2,293)	$(354)	$(320)	$84
OTC cleared	417	—	417	(313)	(102)	—	2
Exchange-traded	40	—	40	(3)	—	—	37
Total derivatives	$3,508	$—	$3,508	$(2,609)	$(456)	$(320)	$123

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,612	$—	$3,612	$(2,934)	$(228)	$(418)	$32
OTC cleared	304	—	304	(222)	(82)	—	—
Exchange-traded	61	—	61	—	—	—	61
Total derivatives	$3,977	$—	$3,977	$(3,156)	$(310)	$(418)	$93

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$2,624	$—	$2,624	$(2,293)	$—	$(331)	$—
OTC cleared	313	—	313	(313)	—	—	—
Exchange-traded	3	—	3	(3)	—	—	—
Total derivatives	2,940	—	2,940	(2,609)	—	(331)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,990	$—	$2,990	$(2,609)	$—	$(381)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,589	$—	$3,589	$(2,934)	$—	$(655)	$—
OTC cleared	222	—	222	(222)	—	—	—
Total derivatives	3,811	—	3,811	(3,156)	—	(655)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,861	$—	$3,861	$(3,156)	$—	$(705)	$—

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in millions)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$62,591	$1,882	$948	$61,839	$1,955	$1,136
Equity contracts	69,009	1,569	1,975	68,563	1,993	2,662
Credit contracts	600	2	—	616	—	—
Foreign exchange contracts	4,155	55	17	1,957	29	2
Other contracts	2,150	—	—	1,188	—	11
Total non-designated hedges	138,505	3,508	2,940	134,163	3,977	3,811
Embedded derivatives
GMWB and GMAB(3)	N/A	—	851	N/A	—	479
IUL	N/A	—	364	N/A	—	242
EIA	N/A	—	5	N/A	—	6
Total embedded derivatives	N/A	—	1,220	N/A	—	727
Total derivatives	$138,505	$3,508	$4,160	$134,163	$3,977	$4,538

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and EIA embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $323 million and $435 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $193 million and $151 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Operations:

(in millions)	Net Investment Income	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$—	$241
Equity contracts	—	(10)	(304)
Credit contracts	—	—	(1)
Foreign exchange contracts	—	—	13
Other contracts	—	—	(14)
GMWB and GMAB embedded derivatives	—	—	(372)
IUL embedded derivatives	—	(8)	—
EIA embedded derivatives	—	1	—
Total loss	$—	$(17)	$(437)
Year Ended December 31, 2014
Interest rate contracts	$3	$—	$1,122
Equity contracts	—	21	(304)
Credit contracts	—	—	(33)
Foreign exchange contracts	—	—	(9)
Other contracts	—	—	(1)
GMWB and GMAB embedded derivatives	—	—	(1,054)
IUL embedded derivatives	—	(27)	—
EIA embedded derivatives	—	(2)	—
Total gain (loss)	$3	$(8)	$(279)
Year Ended December 31, 2013
Interest rate contracts	$—	$—	$(742)
Equity contracts	—	14	(1,084)
Credit contracts	—	—	6
Foreign exchange contracts	—	—	26
Other contracts	—	—	(23)
GMWB and GMAB embedded derivatives	—	—	1,408
IUL embedded derivatives	—	(16)	—
EIA embedded derivatives	—	(3)	—
Total loss	$—	$(5)	$(409)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable
2016	$312	$75
2017	254	75
2018	201	124
2019	245	126
2020	178	58
2021-2026	543	172
Total	$1,733	$630

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of options and/or swaps. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are interest rate contracts or equity contracts. The Company’s macro hedge derivatives are included in Other contracts in the tables above.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. The equity component of the EIA and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2015, the Company held no derivatives that were designated as cash flow hedges. At December 31, 2015, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2015 and 2014, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2015, 2014 and 2013, the amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized losses included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is three years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $243 million and $367 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $243 million and $367 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil for both periods.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of other comprehensive income (loss) (“OCI”):

(in millions)	Year Ended December 31, 2015
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities gains included in net income(2)	(6)	2	(4)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities losses	(523)	185	(338)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(517)	$183	$(334)

(in millions)	Year Ended December 31, 2014
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains:
Net unrealized securities gains arising during the period(1)	$445	$(156)	$289
Reclassification of net securities gains included in net income(2)	(40)	14	(26)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(290)	101	(189)
Net unrealized securities gains	115	(41)	74
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	7	(2)	5
Net unrealized derivatives gains	7	(2)	5
Other comprehensive income	$122	$(43)	$79

(in millions)	Year Ended December 31, 2013
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period (1)	$(1,382)	$478	$(904)
Reclassification of net securities gains included in net income(2)	(5)	2	(3)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	490	(171)	319
Net unrealized securities losses	(897)	309	(588)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(891)	$307	$(584)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Total
Balance, January 1, 2013	$1,255	$(21)	$1,234
OCI before reclassifications	(585)	—	(585)
Amounts reclassified from AOCI	(3)	4	1
Total OCI	(588)	4	(584)
Balance, December 31, 2013	667 (1)	(17)	650
OCI before reclassifications	100	—	100
Amounts reclassified from AOCI	(26)	5	(21)
Total OCI	74	5	79
Balance, December 31, 2014	741 (1)	(12)	729
OCI before reclassifications	(334)	—	(334)
Amounts reclassified from AOCI	(4)	4	—
Total OCI	(338)	4	(334)
Balance, December 31, 2015	$403 (1)	$(8)	$395

(1)

Includes $2 million, $2 million and $7 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Current income tax
Federal	$234	$2	$295
State	2	(2)	2
Total current income tax	236	—	297
Deferred income tax
Federal	(91)	202	(65)
State	—	7	(11)
Total deferred income tax	(91)	209	(76)
Total income tax provision	$145	$209	$221

In December 2014, the Company received IRS approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(14.0)	(10.4)	(9.6)
Low income housing tax credits	(6.1)	(4.7)	(5.0)
Foreign tax credit, net of addback	—	(1.0)	(0.9)
State taxes, net of federal benefit	—	0.3	(0.5)
Taxes applicable to prior years	—	(0.4)	—
Other, net	(0.9)	(1.0)	1.8
Income tax provision	14.0%	17.8%	20.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2015 compared to 2014 was primarily due to an increase in the dividends received deduction compared to 2014 and slightly lower pretax income. The decrease in the effective tax rate for the year ended December 31, 2014 compared to 2013 was the result of an $18 million benefit in 2014 related to the completion of an Internal Revenue Service (“IRS”) audit.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,357	$1,259
Investment related	55	46
State net operating losses	—	7
Other	15	9
Gross deferred income tax assets	1,427	1,321
Less: valuation allowance	8	8
Total deferred income tax assets	1,419	1,313
Deferred income tax liabilities
Deferred acquisition costs	709	717
Net unrealized gains on Available-for-Sale securities	217	400
Deferred sales inducement costs	125	128
Depreciation	23	—
Other	3	—
Gross deferred income tax liabilities	1,077	1,245
Net deferred income tax assets	$342	$68

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $7 million, net of federal benefit, which will expire beginning December 31, 2016. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $8 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2015	2014	2013
Balance at January 1	$160	$144	$65
Additions based on tax positions related to the current year	11	13	18
Additions for tax positions of prior years	29	21	61
Reductions for tax positions of prior years	(105)	(18)	—
Balance at December 31	$95	$160	$144

If recognized, approximately $9 million, $7 million and $23 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $80 million to $90 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $1 million, $4 million, and $6 million in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $41 million and $40 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009 remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

RiverSource Life Insurance Company

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2015	2014
Commercial mortgage loans	$73	$43
Residential mortgage loans	447	491
Affordable housing partnerships	117	124
Total funding commitments	$637	$658

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At December 31, 2015 and 2014, the estimated liability was $13 million and $14 million, respectively, and the related premium tax asset was $12 million at both December 31, 2015 and 2014. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6325 CA (5/16)

PART C.

Item 24.	Financial Statements and Exhibits

(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Account 10 including:

Reports of Independent Registered Public Accounting Firm dated April 20, 2016

Statements of Assets and Liabilities for the year ended Dec. 31, 2015

Statements of Operations for the year ended Dec. 31, 2015

Statements of Changes and Net Assets for the years ended Dec. 31, 2015 and 2014

Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Reports of Independent Registered Public Accounting Firms dated Feb. 25, 2016

Consolidated Balance Sheets as of Dec. 31, 2015 and 2014

Consolidated Statements of Income for the years ended Dec. 31, 2015, 2014 and 2013

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2015, 2014 and 2013

Consolidated Statements of Shareholder’s Equity for the three years ended Dec. 31, 2015, 2014 and 2013

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2015, 2014 and 2013

Notes to Consolidated Financial Statements.

(b)	Exhibits:

1.1	Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2	Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3	Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4	Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5	Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6	Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7	Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8	Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10	Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No 64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012 filed electronically as Exhibit 1.14 to Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 is incorporated by reference.

1.15	Resolution of the Board of Directors establishing 560 additional subaccounts within the separate accounts dated April 12, 2013 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

1.16	Resolution of the Board of Directors establishing additional 48 subaccounts within the separate accounts dated April 22, 2015 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No 7 to Registration Statement No. 333-186218, is incorporated herein by reference.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource SignatureSM Select Variable Annuity and RiverSource SignatureSM Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity(form 411380) and data pages filed electronically as Exhibit 4.1 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.2	Form of Deferred Annuity Contract for RiverSource RAVA 5 Select Variable annuity(form 411381) and data pages filed electronically as Exhibit 4.2 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.3	Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity(form 411382) and data pages filed electronically as Exhibit 4.3 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.4	Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6	Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.7	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.8	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9	Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10	Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.11	Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.12	Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant’s Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.13	Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.14	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.15	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.16	Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.17	Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.59 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.18	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.19	Form of Benefit ProtectorSM Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.20	Form of Benefit ProtectorSM Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.21	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data page filed electronically as Exhibit 4.21 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.22	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.23	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.4.28 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.24 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Rider and data page filed electronically as Exhibit 4.24 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.25 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Rider and data page filed electronically as Exhibit 4.25 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.26 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus Rider and data page filed electronically as Exhibit 4.26 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.27 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus Rider filed electronically as Exhibit 4.27 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.28 Form of Guaranteed Minimum Death Benefit Rider (form 15111687)and data page filed electronically as Exhibit 4.28 to the Registrant’s Post-Effective Amendment No.8 to Registration Statement No. 333-186218, is incorporated herein by reference.

5.	Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.7	Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.8	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.10	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12	Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.13	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC

dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.14	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.15	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.16 Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.18 Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.19	Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20	Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.21	Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.22	Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.23	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24	Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement, dated March 8, 2016 is filed electronically herewith.

14.	Not applicable.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor

John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush	Senior Vice President – Corporate Tax

Steve M. Gathje	Director, Senior Vice President And Chief Actuary

James L. Hamalainen	Senior Vice President – Investments and Treasurer

Colin J. Lundgren	Director

Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore	Secretary

Jeninne C. McGee	Director

Jon Stenberg	Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH***	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Malaysia Sdn Bhd.	Malaysia
Threadneedle Investment Singapore (Pte.) Ltd.	Singapore
Threadneedle Investments Taiwan Ltd.	Taiwan
Ameriprise Holdings Singapore (Pte.) Ltd.	Singapore

Threadneedle Asset Management Holdings Sàrl (Threadneedle subsidiary list is not included.)	Luxembourg
Threadneedle EMEA Holdings 1, LLC	MN
Ameriprise National Trust Bank	Federal
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Partners, LLC	DE
RiverSource CDO Seed Investments, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio LLC	DE

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27.	Number of Contract owners

As of March 31, 2016 there were 192,007 non-qualified contract owners and 457,738 qualified contract owners.

Item 28.	Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

(a)	RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter

Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$425,969,636	None	None	None

Item 30.	Location of Accounts and Records

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 2016.

RIVERSOURCE VARIABLE ACCOUNT 10
(Registrant)

By	RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2016.

Signature	Title

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President – Annuities

/s/ Richard N. Bush* Richard N. Bush	Senior Vice President – Corporate Tax

/s/ Steve M. Gathje* Steve M. Gathje	Director, Senior Vice President and Chief Actuary

/s/ James L. Hamalainen* James L. Hamalainen	Senior Vice President and Treasurer – Investments

/s/ Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

/s/ Jeninne C. McGee* Jeninne C. McGee	Director

/s/ Jon Stenberg* Jon Stenberg	Director and Executive Vice President – Life and Disability Insurance

/s/ Colin J. Lundgren* Colin J. Lundgren	Director

/s/ John R. Woerner* John R. Woerner	Chairman of the Board and President

*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated March 8, 2016 filed electronically as Exhibit 4.27 to the Registrant’s Post-Effective Amendment No. 11 to Registration Statement No. 333-186218, by:

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRATION STATEMENT No. 333-1186218

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

Prospectus for RiverSource® RAVA 5 Advantage Variable Annuity, RAVA 5 Select Variable Annuity and RAVA 5 Access Variable Annuity dated May 1, 2016.

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account 10 dated May 1, 2016.

Part C.

Other Information.

The signatures.

Exhibits.

Exhibit Index

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered

10.	Consent of Independent Registered Public Accounting Firm

13.	Power of Attorney dated March 8, 2016.